                                                             [LOGO OF PROVIDIAN]
Post Office Box 32830
400 West Market Street
Louisville, Kentucky 40232


August 1997



Dear Valued Customer:

Enclosed are semi-annual reports for the portfolios available in your Providian Life and Health variable life contract.

Please take some time to review these reports, and if you have any questions, call one of our customer service representatives at 1-800-866-6007, 9 a.m. to 5 p.m. Eastern time, Monday through Friday.

Providian Life and Health is proud to have you as our customer.

Sincerely,

/s/ William L. Bussler

William Bussler
President, Financial Markets Division



Providian Life and Health Insurance Company provides the variable contract. Securities are offered through Providian Securities Corporation, 400 West Market Street, Louisville, KY 40202. Both are subsidiaries of Providian Corporation.

(2_FIDELITY_LOGOS)
VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
MONEY MARKET PORTFOLIO
INVESTMENT GRADE BOND PORTFOLIO
HIGH INCOME PORTFOLIO
ASSET MANAGER PORTFOLIO
BALANCED PORTFOLIO
ASSET MANAGER: GROWTH PORTFOLIO
EQUITY-INCOME PORTFOLIO
GROWTH & INCOME PORTFOLIO
INDEX 500 PORTFOLIO
GROWTH OPPORTUNITIES PORTFOLIO
CONTRAFUND PORTFOLIO
GROWTH PORTFOLIO
OVERSEAS PORTFOLIO
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS

MONEY MARKET PORTFOLIO               4        PERFORMANCE
                                     5        FUND TALK: THE MANAGER'S OVERVIEW
                                     6        INVESTMENTS
                                     9        FINANCIAL STATEMENTS

INVESTMENT GRADE BOND PORTFOLIO     11        PERFORMANCE AND INVESTMENT SUMMARY
                                    12        FUND TALK: THE MANAGER'S OVERVIEW
                                    13        INVESTMENTS
                                    18        FINANCIAL STATEMENTS

HIGH INCOME PORTFOLIO               20        PERFORMANCE AND INVESTMENT SUMMARY
                                    21        FUND TALK: THE MANAGER'S OVERVIEW
                                    22        INVESTMENTS
                                    30        FINANCIAL STATEMENTS

ASSET MANAGER PORTFOLIO             32        PERFORMANCE AND INVESTMENT SUMMARY
                                    33        FUND TALK: THE MANAGERS' OVERVIEW
                                    35        INVESTMENTS
                                    48        FINANCIAL STATEMENTS

BALANCED PORTFOLIO                  50        PERFORMANCE AND INVESTMENT SUMMARY
                                    51        FUND TALK: THE MANAGER'S OVERVIEW
                                    52        INVESTMENTS
                                    61        FINANCIAL STATEMENTS

ASSET MANAGER: GROWTH PORTFOLIO     63        PERFORMANCE AND INVESTMENT SUMMARY
                                    64        FUND TALK: THE MANAGERS' OVERVIEW
                                    66        INVESTMENTS
                                    78        FINANCIAL STATEMENTS

EQUITY-INCOME PORTFOLIO             80        PERFORMANCE AND INVESTMENT SUMMARY
                                    81        FUND TALK: THE MANAGER'S OVERVIEW
                                    82        INVESTMENTS
                                    87        FINANCIAL STATEMENTS

GROWTH & INCOME PORTFOLIO           89        PERFORMANCE AND INVESTMENT SUMMARY
                                    90        FUND TALK: THE MANAGER'S OVERVIEW
                                    91        INVESTMENTS
                                    95        FINANCIAL STATEMENTS

INDEX 500 PORTFOLIO                 97        PERFORMANCE AND INVESTMENT SUMMARY
                                    98        FUND TALK: THE MANAGER'S OVERVIEW
                                    99        INVESTMENTS
                                    105       FINANCIAL STATEMENTS

GROWTH OPPORTUNITIES PORTFOLIO      107       PERFORMANCE AND INVESTMENT SUMMARY
                                    108       FUND TALK: THE MANAGER'S OVERVIEW
                                    109       INVESTMENTS
                                    113       FINANCIAL STATEMENTS

CONTRAFUND PORTFOLIO                115       PERFORMANCE AND INVESTMENT SUMMARY
                                    116       FUND TALK: THE MANAGER'S OVERVIEW
                                    117       INVESTMENTS
                                    126       FINANCIAL STATEMENTS

GROWTH PORTFOLIO                    128       PERFORMANCE AND INVESTMENT SUMMARY
                                    129       FUND TALK: THE MANAGER'S OVERVIEW
                                    130       INVESTMENTS
                                    134       FINANCIAL STATEMENTS

OVERSEAS PORTFOLIO                  136       PERFORMANCE AND INVESTMENT SUMMARY
                                    137       FUND TALK: THE MANAGER'S OVERVIEW
                                    138       INVESTMENTS

                                    143       FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS       145       NOTES TO THE FINANCIAL STATEMENTS

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT

AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
PERFORMANCE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED        PAST 1   PAST 5   PAST 10
JUNE 30, 1997        YEAR     YEARS    YEARS
MONEY MARKET         5.42%    4.64%     5.93%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
If Fidelity had not reimbursed certain fund expenses, the past five and 10 year total returns would have been lower. Yield will vary.
YIELD
Row: 1, Col: 1, Value: 5.37
Row: 1, Col: 2, Value: 2.65
Row: 2, Col: 1, Value: 5.19
Row: 2, Col: 2, Value: 2.63
Row: 3, Col: 1, Value: 5.28
Row: 3, Col: 2, Value: 2.64
Row: 4, Col: 1, Value: 5.3
Row: 4, Col: 2, Value: 2.67
Row: 5, Col: 1, Value: 5.159999999999999
Row: 5, Col: 2, Value: 2.66
Money Market
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%
 7/2/97 4/2/97 12/30/96 10/2/96 6/26/96

MONEY MARKET 5.37% 5.19% 5.28% 5.30% 5.16%

MMDA 2.65% 2.63% 2.64% 2.67% 2.66%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. The MMDA average is supplied by BANK RATE MONITOR. TM

COMPARING PERFORMANCE
There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S.
Government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.
Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

NOTE TO SHAREHOLDERS: Robert Duby became
Portfolio Manager of
Money Market Portfolio
on April 1, 1997.
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, BOB?
A. Most market observers have been surprised at the strength of the economy over the past six months. While economic growth slowed unexpectedly in the second quarter of 1997 from the rapid pace of the first quarter, the economy remains quite healthy. Earlier in 1997, the Federal Reserve Board felt that we would see this economic growth translate into inflationary pressure. Speaking before Congress in February, Fed Chairman Alan Greenspan indicated the Fed's tendency to strike pre-emptively against inflation. That is, he said the Fed might raise the rates banks charge each other for overnight loans - known as the fed funds rate - even before inflation appeared, to slow the economy down and head off potential inflation. The Fed followed through by raising the fed funds rate by 0.25% to 5.50% at its March meeting. Most market participants felt the Fed would raise rates again in May, but it did not. Economic growth tailed off and there were very few signs of inflation. That backdrop, coupled with political pressure from many who were unhappy with the Fed's pre-emptive stance, convinced the Fed to stand pat through the end of the period. At this point, it appears that the Fed has shifted its stance from one that is pre-emptive to one that is more reactive.
Q. HOW WAS THE FUND MANAGED DURING THIS PERIOD?
A. The fund was positioned more aggressively in the first quarter than in the second. As the first quarter unfolded and interest rates rose in anticipation of the Fed's March move to raise the fed funds rate, the fund employed what is known as a barbell strategy - concentrating investments on either end of the maturity spectrum - purchasing overnight to two-month securities on the one hand and one-year bank investments on the other. Both areas were offering attractive rates, with one-year securities at about a 6.20% annual rate and overnight securities offering a 5.25% rate. The fund's approach became more cautious in the second quarter as the Fed's May meeting approached and it appeared rates would rise again. As the one-year rate fell toward 5.85% and the overnight rate stood at 5.50%, there were less appealing yield opportunities on the longer end of the maturity spectrum. At the end of the period, the fund's average maturity stood at 44 days, a range that reflects a more neutral interest rate outlook.
Q. WHAT'S YOUR OUTLOOK?
A. While it softened in the second quarter, overall economic growth remains fairly strong. Consumer spending is robust and confidence is quite high. As a result, I expect some inflationary pressures to arise as we head into the fall. At that point, I would expect the Fed to raise interest rates slightly if growth proves to be stronger and if some inflationary pressure builds up. In addition, I believe that any program of rate increases by the Fed will be gradual, where the Fed raises interest rates, then waits a month or two to gauge the effect.


FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than
$1.0 billion
MANAGER: Robert Duby, since April 1997;
joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


BANKERS' ACCEPTANCES - 1.0%
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Chase Manhattan Bank
8/22/97 5.82% $ 7,000,000 $ 6,942,569
Royal Bank of Canada
7/7/97 5.58  4,000,000  3,996,300
TOTAL BANKERS' ACCEPTANCES   10,938,869
CERTIFICATES OF DEPOSIT - 41.2%
DOMESTIC CERTIFICATES OF DEPOSIT - 2.3%
Chase Manhattan Bank (USA)
7/28/97 5.55  5,000,000  5,000,000
CoreStates Capital Corp.
7/10/97 5.66 (a)  10,000,000  9,998,668
Morgan Guaranty Trust, NY
8/12/97 5.78  4,000,000  3,999,739
8/12/97 5.80  5,000,000  4,999,599
 23,998,006
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.9%
ABN-AMRO Bank
12/23/97 5.70  5,000,000  4,998,849
Bank of Montreal
7/1/97 5.55  5,000,000  5,000,000
 9,998,849
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 31.3%
Bank of Nova Scotia
4/1/98 6.20  6,000,000  5,997,422
Bank of Tokyo - Mitsubishi Ltd.
7/10/97 5.83  4,000,000  4,000,000
8/6/97 5.85  4,000,000  4,000,000
8/13/97 5.82  2,000,000  2,000,000
8/27/97 5.75  5,000,000  5,000,000
8/29/97 5.79  2,000,000  2,000,000
9/30/97 5.76  6,000,000  6,000,000
Banque Nationale de Paris
7/21/97 5.63  2,000,000  2,000,000

9/30/97 5.85  5,000,000  5,000,000
Barclays U.S. Funding Corp.
7/7/97 5.56  15,000,000  15,000,000
Bayerische Hypotheken-und Weschel
7/23/97 5.56  3,000,000  3,000,000
8/11/97 5.68  10,000,000  10,000,000
Bayerische Vereinsbank A.G.
7/14/97 5.56  5,000,000  5,000,000
Caisse Nationale de Credit Agricole
7/21/97 5.60  30,000,000  30,000,000
11/13/97 5.86  2,000,000  2,000,000
Canadian Imperial Bank of Commerce
7/21/97 5.61  5,000,000  5,000,000
Commerzbank, Germany
7/7/97 5.56  8,000,000  8,000,000
Deutsche Bank, Germany A.G.
7/9/97 5.56  20,000,000  20,000,000
Landesbank Hessen - Thuringen
9/5/97 6.20  15,000,000  15,000,259
9/11/97 6.11  14,000,000  13,999,473
National Westminster Bank, PLC
7/9/97 5.56  25,000,000  25,000,000
8/5/97 5.50  5,000,000  5,000,000

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Royal Bank of Canada
8/13/97 5.80% $ 5,000,000 $ 4,999,589
Sanwa Bank Ltd. Japan
7/10/97 5.81  4,000,000  4,000,000
7/21/97 5.82  11,000,000  11,000,000
8/1/97 5.85  3,000,000  3,000,000
8/27/97 5.75  2,000,000  2,000,000
Societe Generale, France
7/11/97 5.70  5,000,000  5,000,000
7/28/97 5.55  17,000,000  17,000,000
8/7/97 5.52  10,000,000  10,000,000
11/12/97 5.90  5,000,000  5,000,000
Sumitomo Bank, Ltd.
7/21/97 5.79  4,000,000  4,000,000
7/29/97 5.75  2,000,000  2,000,000
8/4/97 5.75  2,000,000  2,000,000
8/4/97 5.75  2,000,000  2,000,000
8/19/97 5.75  2,000,000  2,000,000
8/25/97 5.75  3,000,000  3,000,000
Swiss Bank Corp.
7/22/97 5.53  12,000,000  12,000,000
8/4/97 5.50  12,000,000  12,000,000
12/22/97 5.99  8,000,000  8,000,000
2/23/98 5.80  20,000,000  20,000,000
Westdeutsche Landesbank
7/14/97 5.56  15,000,000  15,000,000
 336,996,743
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.7%
ABN-AMRO Bank
7/24/97 5.45  5,000,000  5,000,055
9/22/97 5.65  1,000,000  1,000,023
Abbey National, Treasury Services
7/22/97 5.60  10,000,000  10,000,000
7/28/97 5.72  10,000,000  10,000,000
9/24/97 5.65  18,000,000  18,000,000
3/4/98 5.87  5,000,000  5,000,000
Bank of Nova Scotia
7/23/97 5.60  4,000,000  4,000,000
11/12/97 5.86  4,000,000  4,000,000
Bayerische Landesbank Girozentrale
7/7/97 5.56  4,000,000  3,999,966
12/31/97 5.75  2,000,000  2,000,090
Bayerische Vereinsbank A.G.
9/17/97 5.65  2,000,000  1,999,946
12/29/97 5.75  5,000,000  5,000,122
National Australia Bank
9/23/97 5.65  2,000,000  2,000,000
 72,000,202
TOTAL CERTIFICATES OF DEPOSIT   442,993,800
COMMERCIAL PAPER - 32.7%
Abbey National, North America
7/18/97 5.70  6,000,000  5,984,077
AC Acquisition Holding Company
7/7/97 5.60  3,000,000  2,997,220
7/11/97 5.63  4,100,000  4,093,622
8/27/97 5.62  2,000,000  1,982,393
COMMERCIAL PAPER - CONTINUED
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
American Home Products
7/16/97 5.58% $ 5,000,000 $ 4,988,438
Asset Securitization Coop. Corp.
8/21/97 5.61  6,000,000  5,952,740
Associates Corp. of North America
7/1/97 5.69  5,000,000  5,000,000
Bear Stearns Cos., Inc.
7/9/97 5.60  3,000,000  2,996,293
7/10/97 5.61  2,000,000  1,997,215

Berliner Handels-und Frankfurter Bank
7/7/97 5.57  2,000,000  1,998,153
BHF Finance (Delaware), Inc.
7/11/97 5.62  1,000,000  998,444
BMW US Capital Corp.
7/9/97 5.60  2,188,000  2,185,297
7/7/97 5.63  1,000,000  999,067
7/15/97 5.60  3,000,000  2,993,502
8/5/97 5.64  2,600,000  2,585,844
8/12/97 5.61  2,000,000  1,987,003
8/25/97 5.62  1,100,000  1,090,639
Chrysler Financial Corporation
8/4/97 5.66  2,000,000  1,989,384
8/5/97 5.66  1,000,000  994,536
Citibank Credit Card Master Trust I (Dakota Certificate Program)
7/7/97 5.61  6,000,000  5,994,420
CIT Group Holdings, Inc.
7/1/97 6.30  10,000,000  10,000,000
Cregem North America, Inc.
7/11/97 5.72  2,300,000  2,296,397
9/18/97 5.65  2,000,000  1,975,554
9/23/97 5.66  1,000,000  986,980
9/24/97 5.66  1,000,000  986,825
Enterprise Funding Corp.
7/7/97 5.57  5,000,000  4,995,375
7/7/97 5.63  2,672,000  2,669,506
7/21/97 5.61  1,687,000  1,681,780
7/22/97 5.76  3,000,000  2,990,060
8/19/97 5.67  1,000,000  992,351
Fina Oil and Chemical Company
8/28/97 5.64  10,000,000  9,910,100
Ford Motor Credit Corp.
7/14/97 5.70  10,000,000  9,979,669
7/21/97 5.62  11,000,000  10,965,961
7/23/97 5.61  6,000,000  5,979,613
Generale Bank
7/30/97 5.53  5,000,000  4,978,331
General Electric Capital Corp.
7/7/97 5.50  10,000,000  9,991,000
7/28/97 5.52  10,000,000  9,959,725
9/17/97 5.64  10,000,000  9,879,533
9/22/97 5.80  6,000,000  5,921,980
9/23/97 5.80  15,000,000  14,802,600
General Electric Capital Services, Inc.
7/9/97 5.59  10,000,000  9,987,644
General Motors Acceptance Corp.
8/7/97 5.61  3,000,000  2,982,826
8/27/97 5.50  4,000,000  3,966,117
10/14/97 6.00  12,000,000  11,796,300
10/16/97 6.01  1,000,000  982,687
10/20/97 6.03  4,000,000  3,927,912
10/29/97 6.02  2,000,000  1,961,033

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
11/3/97 6.02% $ 4,000,000 $ 3,918,958
11/10/97 6.02  6,000,000  5,871,520
11/12/97 6.02  2,000,000  1,956,562
Goldman Sachs Group, L.P. (The)
11/12/97 5.87  15,000,000  14,681,750
GTE Corp.
7/21/97 5.63  2,000,000  1,993,778
Halifax PLC
7/21/97 5.60  5,000,000  4,984,583
IBM Credit Corp.
7/21/97 5.60  10,000,000  9,969,111
8/19/97 5.61  4,000,000  3,969,729
Matterhorn Capital Corp. (LOC Union Bank of Switzerland)
7/8/97 5.57  5,005,000  4,999,599
Merrill Lynch & Co., Inc.
7/9/97 5.61  1,000,000  998,760
7/28/97 5.54  15,000,000  14,939,363
7/28/97 5.61  5,000,000  4,979,113
8/18/97 5.79  3,000,000  2,977,200
Morgan Stanley Dean Witter Discover & Company
8/20/97 5.61  9,000,000  8,930,500
Morgan Stanley Group, Inc.
7/23/97 5.64  6,000,000  5,979,540
Nationwide Building Society
7/21/97 5.64  5,500,000  5,482,889
Norfolk Southern Corp.
7/8/97 5.80  2,000,000  1,997,756
7/14/97 5.78  2,000,000  1,995,847
7/16/97 5.80  1,000,000  997,596
PHH Corp.
7/8/97 5.68  5,000,000  4,994,526
7/14/97 5.63  1,000,000  997,981
Preferred Receivables Funding Corp.
7/16/97 5.58  5,000,000  4,988,438
7/30/97 5.60  2,000,000  1,991,026
8/19/97 5.67  3,000,000  2,977,052
REXAM PLC
7/16/97 5.58  5,000,000  4,988,438
Sears Roebuck Acceptance Corp.

7/11/97 5.63  2,000,000  1,996,894
7/15/97 5.64  2,000,000  1,995,644
8/25/97 5.62  3,000,000  2,974,471
Toronto Dominion Holdings USA, Inc.
7/21/97 5.60  3,000,000  2,990,750
12/23/97 5.75  2,000,000  1,945,653
TOTAL COMMERCIAL PAPER   351,821,173
FEDERAL AGENCIES - 7.4%
FEDERAL HOME LOAN BANK - AGENCY COUPONS -  0.5%
9/4/97 5.71 (a)  5,000,000  4,998,140
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS -  4.6%
7/1/97 5.67 (a)  15,000,000  14,997,517
9/9/97 5.71 (a)  25,000,000  24,990,406
9/13/97 5.71 (a)  10,000,000  9,995,420
 49,983,343
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES -  2.3%
7/3/97 5.61  25,000,000  24,992,319
TOTAL FEDERAL AGENCIES   79,973,802
BANK NOTES - 2.1%
DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
Comerica Bank
3/27/98 6.20% $ 5,000,000 $ 4,992,970
First Bank NA
7/16/97 5.65 (a)  5,000,000  4,995,975
Huntington National Bank
9/30/97 5.50  2,000,000  2,001,053
Key Bank of New York
7/1/97 5.66 (a)  5,000,000  4,999,713
7/1/97 5.69 (a)  1,000,000  999,913
PNC Bank, Inc.
7/11/97 5.65 (a)  5,000,000  4,998,597
TOTAL BANK NOTES   22,988,221
MASTER NOTES (A) - 3.6%
Goldman Sachs Group, L.P. (The)
8/5/97 5.82  5,000,000  5,000,000
9/16/97 5.81 (c)  10,000,000  10,000,000
J.P. Morgan Securities
7/1/97 6.38  18,000,000  18,000,000
Norwest Corp.
7/1/97 5.69  6,000,000  6,000,000
TOTAL MASTER NOTES   39,000,000
MEDIUM-TERM NOTES - 4.5%
Associates Corp. of North America
7/15/97 5.95  2,250,000  2,250,557
Capital One Funding Corp. (1994-B)
7/8/97 5.63 (a)  3,289,000  3,289,000
Capital One Funding Corp. (1995-E)
7/8/97 5.63 (a)  5,700,000  5,700,000
General Motors Acceptance Corp.
7/1/97 5.69 (a)  2,000,000  1,999,751
8/1/97 5.82 (a)  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-1) (b)
7/15/97 5.72 (a)  5,000,000  5,000,000
Liquid Asset Backed Securities Trust (1996-2) (b)
7/1/97 5.72 (a)  7,000,000  7,000,000
Merrill Lynch & Co., Inc.
7/7/97 5.67 (a)  2,000,000  1,999,669
7/18/97 5.69 (a)  5,000,000  4,999,867
Morgan Stanley Group, Inc.
7/1/97 5.68 (a)  5,000,000  5,000,000
Norwest Corp.
7/22/97 5.86 (a)  6,000,000  6,000,000
TOTAL MEDIUM-TERM NOTES   48,238,844
SHORT-TERM NOTES (A) - 2.8%
SMM Trust (1996-B) (b)
7/7/97 5.74  5,500,000  5,500,000
SMM Trust (1996-P) (b)
7/16/97 5.72  7,000,000  7,000,000
SMM Trust (1997-V) (b)
7/28/97 5.69  8,000,000  8,000,000

DUE ANNUALIZED YIELD AT PRINCIPAL VALUE   DATE TIME OF PURCHASE AMOUNT
(NOTE 1)
SMM Trust (1997-W) (b)
7/16/97 5.69% $ 7,000,000 $ 7,000,000
Transamerica Life Insurance and Annuity Co.
9/16/97 5.81  3,000,000  3,000,000
TOTAL SHORT-TERM NOTES   30,500,000
TIME DEPOSITS - 4.6%
Bank of Tokyo - Mitsubishi Ltd.
7/3/97 5.69  4,000,000  4,000,000
Canadian Imperial Bank of Commerce
7/1/97 6.25  42,000,000  42,000,000
Sumitomo Bank, Ltd.
7/9/97 5.75  3,000,000  3,000,000
TOTAL TIME DEPOSITS   49,000,000
REPURCHASE AGREEMENTS - 0.1%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Government Obligations)
 dated 6/30/97 due 7/1/97
 At 5.99%  $ 1,381,230  1,381,000

TOTAL INVESTMENTS - 100%  $1,076,835,709
Total Cost for Income Tax Purposes - $ 1,076,835,709
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,500,000 or 3.7% of net assets.
3. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Goldman Sachs
Group, L.P. (The)
5.81%, 9/16/97 6/16/97 $ 10,000,000
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $29,000 which will expire on December 31, 2002.
VARIABLE INSURANCE PRODUCTS FUND: MONEY MARKET PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $1,381,000) -                     $1,076,835,709
See accompanying schedule

Receivable for investments sold                                                                                 188,000

Interest receivable                                                                                           7,287,661

 TOTAL ASSETS                                                                                             1,084,311,370

LIABILITIES

Payable to custodian bank                                                                   $    1,591

Payable for investments purchased                                                            2,000,410

Share transactions in process                                                                1,474,015

Accrued management fee                                                                         189,680

Other payables and                                                                             101,660
accrued expenses

 TOTAL LIABILITIES                                                                                            3,767,356

NET ASSETS                                                                                               $1,080,544,014

Net Assets consist of:

Paid in capital                                                                                          $1,080,585,466

Accumulated net realized gain                                                                                   (41,452)
(loss) on investments

NET ASSETS, for 1,080,585,466 shares outstanding                                                         $1,080,544,014

NET ASSET VALUE, offering price                                                                                   $1.00
and redemption price per
share ($1,080,544,014 (divided by) 1,080,585,466 shares)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                                             $   31,913,288

EXPENSES

Management fee                                                       $    1,183,256

Transfer agent fees                                                         418,988

Accounting fees and expenses                                                 68,373

Non-interested trustees' compensation                                           262

Custodian fees and expenses                                                  19,215

Audit                                                                         8,680

Legal                                                                         1,590

Miscellaneous                                                                37,731

 Total expenses before reductions                                         1,738,095

 Expense reductions                                                          (4,815)                             1,733,280

 NET INTEREST INCOME                                                                                            30,180,008

NET REALIZED GAIN (LOSS)
 ON INVESTMENTS                                                                                                    (27,802)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $    30,152,206

OTHER INFORMATION
Expense reductions

 Custodian interest credits                                                                                $         4,815

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                           SIX MONTHS ENDED   YEAR ENDED
                                                                            JUNE 30, 1997      DECEMBER 31,
                                                                            (UNAUDITED)        1996
Operations                                                                   $    30,180,008   $    49,421,275
Net interest income

 Net realized gain (loss)                                                            (27,802)           49,076

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  30,152,206        49,470,351

Distributions to shareholders from net interest income                           (30,180,008)      (49,421,275)

Share transactions at net asset value of $1.00 per share                       1,049,791,223     1,994,407,823
Proceeds from sales of shares

 Reinvestment of distributions from net interest income                           30,180,006        49,421,275

 Cost of shares redeemed                                                      (1,125,554,506)   (1,726,597,066)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS         (45,583,277)      317,232,032

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (45,611,079)      317,281,108

NET ASSETS

 Beginning of period                                                           1,126,155,093       808,873,985

 End of period                                                               $ 1,080,544,014   $ 1,126,155,093

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)        1996                       1995        1994   1993   1992



Net asset value, beginning of period                     $ 1.000       $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000

Income from Investment Operations                           .026          .052         .057        .042        .032        .038

Net interest income



Less Distributions

From net interest income                                   (.026)        (.052)       (.057)      (.042)      (.032)      (.038)

Net asset value, end of period                           $ 1.000       $ 1.000      $ 1.000     $ 1.000     $ 1.000     $ 1.000

TOTAL RETURN B, C                                           2.65%         5.41%        5.87%       4.25%       3.23%       3.90%

RATIOS AND SUPPLEMENTAL DATA


Net assets, end of period (000 omitted)              $ 1,080,544    $1,126,155    $ 808,874   $ 748,606   $ 353,104   $ 301,002

Ratio of expenses to average net assets after expense        .30% A        .30%         .33%        .27%        .22%        .24%

reductions                                                                                                D

Ratio of net interest income to average net assets          5.29% A       5.28%        5.72%       4.32%       3.16%       3.85%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                              PAST 1      PAST 5      LIFE OF
JUNE 30, 1997                              YEAR        YEARS       FUND

INVESTMENT GRADE BOND                      7.74%       6.64%       8.05%

Lehman Brothers Aggregate Bond Index       8.15%       7.12%       n/a

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the Lehman Brothers Aggregate Bond Index -a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, December 5, 1988.

If Fidelity had not reimbursed certain fund expenses, the life of fund total return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. $10,000 OVER LIFE OF FUND

  1988/12/31            10000.00                       10000.00
  1989/01/31            10086.92                       10143.88
  1989/02/28            10109.25                       10070.36
  1989/03/31            10172.02                       10113.90
  1989/04/30            10285.31                       10325.54
  1989/05/31            10399.91                       10596.87
  1989/06/30            10600.00                       10919.52
  1989/07/31            10765.35                       11151.64
  1989/08/31            10679.56                       10986.42
  1989/09/30            10721.69                       11042.65
  1989/10/31            10887.69                       11314.55
  1989/11/30            10981.36                       11422.39
  1989/12/31            11026.21                       11452.96
  1990/01/31            11001.11                       11316.86
  1990/02/28            11063.52                       11353.48
  1990/03/31            11097.11                       11361.84
  1990/04/30            11101.82                       11257.75
  1990/05/31            11276.11                       11591.07
  1990/06/30            11364.07                       11777.05
  1990/07/31            11476.89                       11939.97
  1990/08/31            11475.79                       11780.51
  1990/09/30            11520.66                       11877.97
  1990/10/31            11521.38                       12028.78
  1990/11/30            11590.77                       12287.71
  1990/12/31            11711.43                       12479.17
  1991/01/31            11735.04                       12633.43
  1991/02/28            11853.10                       12741.27
  1991/03/31            12053.80                       12828.93
  1991/04/30            12230.89                       12967.91
  1991/05/31            12325.33                       13043.74
  1991/06/30            12348.94                       13037.11
  1991/07/31            12455.20                       13217.90
  1991/08/31            12714.93                       13503.94
  1991/09/30            12951.04                       13777.57
  1991/10/31            13092.71                       13930.97
  1991/11/30            13234.39                       14058.71
  1991/12/31            13629.42                       14476.23
  1992/01/31            13494.11                       14279.29
  1992/02/29            13567.97                       14372.13
  1992/03/31            13543.27                       14291.11
  1992/04/30            13642.04                       14394.34
  1992/05/31            13851.92                       14665.96
  1992/06/30            14012.41                       14867.80
  1992/07/31            14296.36                       15171.13
  1992/08/31            14382.78                       15324.82
  1992/09/30            14555.62                       15506.47
  1992/10/31            14370.44                       15300.89
  1992/11/30            14333.40                       15304.35
  1992/12/31            14536.36                       15547.71
  1993/01/31            14841.14                       15845.85
  1993/02/28            15093.07                       16123.24
  1993/03/31            15159.39                       16190.42
  1993/04/30            15252.23                       16303.16
  1993/05/31            15278.75                       16323.92
  1993/06/30            15570.53                       16619.76
  1993/07/31            15676.64                       16713.76
  1993/08/31            15955.15                       17006.72
  1993/09/30            16034.73                       17053.43
  1993/10/31            16114.31                       17117.15
  1993/11/30            16034.73                       16971.54
  1993/12/31            16129.93                       17063.52
  1994/01/31            16312.59                       17293.91
  1994/02/28            16045.19                       16993.45
  1994/03/31            15678.93                       16574.49
  1994/04/30            15538.06                       16442.14
  1994/05/31            15495.80                       16439.84
  1994/06/30            15453.53                       16403.51
  1994/07/31            15707.10                       16729.33
  1994/08/31            15721.19                       16750.09
  1994/09/30            15552.14                       16503.56
  1994/10/31            15566.23                       16488.86
  1994/11/30            15594.40                       16452.24
  1994/12/31            15523.97                       16565.84
  1995/01/31            15749.36                       16893.69
  1995/02/28            16053.30                       17295.35
  1995/03/31            16155.46                       17401.46
  1995/04/30            16374.37                       17644.53
  1995/05/31            17031.09                       18327.33
  1995/06/30            17162.44                       18461.69
  1995/07/31            17104.06                       18420.46
  1995/08/31            17308.38                       18642.77
  1995/09/30            17468.91                       18824.14
  1995/10/31            17702.41                       19068.94
  1995/11/30            17965.10                       19354.69

  1995/12/31     18213.20             19626.31
  1996/01/31     18329.95             19756.64
  1996/02/29     17995.20             19413.22
  1996/03/31     17857.01             19278.28
  1996/04/30     17749.53             19169.86
  1996/05/31     17718.82             19130.94
  1996/06/30     17933.78             19387.85
  1996/07/31     17979.84             19440.90
  1996/08/31     17964.49             19408.32
  1996/09/30     18256.22             19746.55
  1996/10/31     18655.43             20183.96
  1996/11/30     18962.52             20529.68
  1996/12/31     18793.62             20338.80
  1997/01/31     18839.68             20401.08
  1997/02/28     18864.60             20451.83
  1997/03/31     18668.78             20225.20
  1997/04/30     18946.20             20527.95
  1997/05/31     19093.07             20722.01
  1997/06/30     19321.53             20967.97

Let's say hypothetically that $10,000 was invested in Investment Grade Bond Portfolio on December 31, 1988, shortly after the fund started. By June 30, 1997, the value of the investment would have grown to $19,322 - a 93.22% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,968 - a 109.68% increase.
INVESTMENT SUMMARY
QUALITY DIVERSIFICATION AS OF JUNE 30, 1997

(MOODY'S RATINGS)     % OF FUND'S
                      INVESTMENTS

Aaa                      55.7

Aa                       4.4

A                        15.0

Baa                      13.7

Ba                       6.0

B                        0

Not rated                0.5

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997, ACCOUNT FOR 0.5% OF THE FUND'S INVESTMENTS.

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
Years   8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                         % OF FUND'S
                         INVESTMENTS

Finance                  20.7

Utilities                5.4

Retail & Wholesale       2.8

Media & Leisure          2.3

Technology               1.9

VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Kevin Grant became Portfolio Manager of Investment Grade Bond Portfolio on February 3, 1997.
Q. HOW DID THE FUND PERFORM, KEVIN?
A. For the six- and 12-month periods that ended June 30, 1997, the fund slightly underperformed the Lehman Brothers Aggregate Bond Index, a broad measure of U.S. taxable bonds, which returned 3.09% for the six-month period and 8.15% for the 12-month period.
Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FIRST HALF OF 1997?
A. It's been a good environment for investors, both in the stock and bond markets. We've had virtually no inflation and we've seen solid growth in the economy and in corporate earnings. Companies have paid down debt; even the airlines are paying down debt. The average corporate balance sheet is in the best shape we've seen in probably 30 years. This has been a good investing environment, particularly for corporate bonds and mortgage-backed securities.
Q. WHAT WAS YOUR STRATEGY FOR CORPORATE BONDS IN THIS MARKET?
A. We haven't seen companies take on a lot of new debt to do such things as acquisitions, which makes it a very good environment for corporate bonds. In particular, we focused on three areas of the corporate bond market. First, we used short-maturity corporate bonds - which have two-, three- and four-year maturities - to replace Treasuries. They have marginally more risk than Treasuries, but offer a yield advantage over them. Second, we invested in puttable corporate bonds, which can offer attractive yields as well as favorable price action because they can be redeemed by the fund prior to maturity in the event interest rates rise. Third, we invested in bank capital securities, which are long corporate bonds issued by banks. We were overweighted in those three areas of the corporate market during the period and that helped us.
Q. HOW HAVE MORTGAGE-BACKED SECURITIES FARED IN THIS ENVIRONMENT?
A. It's been a good environment for the mortgage market. Interest rates haven't been particularly volatile, and rates are high enough that prepayment risk was not an issue during the period. In 1993, when interest rates dropped so low, many mortgage holders refinanced into lower rate mortgages. Interest rates are now quite a bit higher. During the first half of 1997, the mortgage market was a discount market, which means there was very little prepayment risk. We would probably need a drop in interest rates of about 50 basis points for prepayment risk to become a real problem.
Q. AT THE END OF 1996, THE FUND OWNED A FAIR AMOUNT OF YANKEE BONDS. DID THE FUND CONTINUE TO INVEST IN THIS TYPE OF SECURITY DURING THE FIRST HALF OF THE YEAR?
A. Yes. We've continued to own yankee bonds, which are issued by foreign entities and denominated in U.S. dollars. They often trade more cheaply than domestic corporates and frequently carry better credit quality characteristics. The nice thing about yankee bonds is that you can get the same or better yield spread than you get in corporate bonds, but you have much less event risk. By that I mean, you don't really have the possibility of the issuer being bought by a junk-bond company, for example, so you don't have the possibility of the bonds going from a single-A rating to a double-B in a week. We've focused mainly on sovereign names, such as the Canadian provinces of Ontario and Alberta. We also owned some Korean notes. Korea carries a single-A rating, so it's a very high-grade country. The tension between North and South Korea has not really affected the bonds.
Q. VALUATIONS OF CORPORATE BONDS WERE VERY EXPENSIVE AT THE END OF LAST YEAR. DID THAT CONTINUE DURING THIS SIX-MONTH PERIOD?
A. Yes, that's still the case. This is an environment we're probably going to have to live with for a while, with optimism built into the prices of most bonds. The fund continues to hold corporate bonds. We're not going to own just Treasuries. That would not make sense, because even though corporate bonds are expensive, they still have a yield advantage over Treasuries. So, we're in a defensive posture, but we're not betting on a blow-up in corporate America. I think that would be foolhardy.
Q. WHAT'S YOUR OUTLOOK GOING INTO THE SECOND HALF OF 1997?
A. I think it's really going to be more of the same. We'll continue to focus on the three areas of the corporate bond market that I mentioned earlier. The mortgage market is very expensive right now, so we're probably going to continue to be defensive in mortgage securities. The overall market was about 30% invested in mortgage securities, and we were modestly underweighted in that sector at the end of the period. Unless conditions change, I think we'll stay underweighted in these securities.


FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than
$1.0 billion
MANAGER: Robert Duby, since April 1997;
joined Fidelity in 1982
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

NONCONVERTIBLE BONDS - 40.4%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BASIC INDUSTRIES - 0.4%
CHEMICALS & PLASTICS - 0.4%
Praxair, Inc.,
 6.90% 11/1/06 A3 $ 1,000,000 $ 987,300
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Tennessee Gas Pipeline Co.
 7%, 3/15/27 Baa3  540,000  539,671
TEXTILES & APPAREL - 0.8%
Levi Strauss & Co.
 7%, 11/1/06 (c) Baa2  2,000,000  1,978,400
TOTAL DURABLES   2,518,071
ENERGY - 0.9%
ENERGY SERVICES - 0.4%
Petroliam Nasional BHD
 yankee 6 7/8%, 7/1/03 (c) A1  1,040,000  1,036,402
OIL & GAS - 0.5%
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  340,000  335,192
Pennzoil Co.
 9 5/8%, 11/15/99 Baa3  460,000  490,089
Ras Laffan Liquid Natural Gas

Co. Ltd. yankee
 7.628%, 9/15/06 (c) A3  500,000  506,405
  1,331,686
TOTAL ENERGY   2,368,088
FINANCE - 20.7%
ASSET-BACKED SECURITIES - 3.4%
Discover Card Master Trust I
 6.90%, 2/16/00 A2  260,000  260,242
Ford Credit Grantor Trust
 5.90%, 10/15/00  Aaa  480,649  480,048
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  862,654  861,032
KeyCorp Auto Grantor Trust
 5.80%, 7/15/00 A3  39,886  39,758
PNC Student Loan Trust I
 6.314%, 1/25/01  Aaa  3,100,000  3,100,000
Premier Auto Trust:
 4.90%, 12/15/98 Aaa  141,429  140,898
 8.05%, 4/4/00 Aaa  1,430,000  1,453,238
 6%, 5/6/00 Aaa  500,000  499,530
Railcar Trust 7 3/4%, 6/1/04 Aaa  761,410  789,963
Sears Credit Account Master
 Trust II 7%, 1/15/04 Aaa  1,000,000  1,012,500
Standard Credit Card Master
 Trust I 7.65%, 2/15/00 A2  150,000  151,359
Union Federal Savings Bank
 Grantor Trust
 8.20%, 1/10/01 Baa2  47,629  48,313
  8,836,881

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
BANKS - 8.4%
ABN Amro Bank NV
 6 5/8%, 10/31/01 Aa3 $ 1,000,000 $ 995,870
Banc One Corp.
 6.70%, 3/24/00 Aa3  1,450,000  1,456,757
BankBoston Capital Trust II
 7 3/4%, 12/15/26 Baa1  1,080,000  1,036,282
BanPonce Corp.:
 5 3/4%, 3/1/99 A3  370,000  364,975
 6.378%, 4/8/99 A3  430,000  427,725
BanPonce Trust I
 8.327%, 2/1/27 (c) Baa1  1,230,000  1,243,013
Capital One Bank
 6.42%, 11/12/99 Baa3  2,000,000  1,989,500
Corporacion Andina
 de Fomento yankee
 7.10%, 2/1/03 A3  1,000,000  1,004,820
Export-Import Bank of Korea
 6 3/8%, 2/15/06 A1  1,500,000  1,405,680
First Fidelity Bancorp
 8 1/2%, 4/1/98 A2  250,000  254,048
First Maryland Bancorp
 10 3/8%, 8/1/99 Baa1  500,000  536,415
Firstar Corp. 7.15%, 9/1/00 A3  640,000  643,782
Hartford National Corp.
 9.85%, 6/1/99 A3  1,150,000  1,219,943
Kansallis-Osake-Pankki
 10%, 5/1/02 A3  260,000  291,577
KeyCorp 8.40%, 4/1/99 A2  310,000  319,883
Korea Development Bank
 yankee 6 3/4%, 12/1/05 A1  2,350,000  2,276,962
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  700,000  720,895
NB Capital Trust IV
 8 1/4%, 4/15/27 A1  3,000,000  3,074,220
Signet Bank 7.80%, 9/15/06 Baa1  500,000  516,240
Sovran Financial Corp.
 9 3/4%, 6/15/99 A2  770,000  816,647
Union Planters Corp.
 6 3/4%, 11/1/05 Baa2  400,000  387,448
Union Planters National Bank
 6.81%, 8/20/01 A3  500,000  500,625
  21,483,307
CREDIT & OTHER FINANCE - 5.6%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  1,000,000  997,060
 6.16%, 12/3/99 Baa3  500,000  494,605
Associates Corp. of North
 America 6 7/8%, 2/15/00 Aa3  3,000,000  3,028,260
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  500,000  510,840
Chase Capital I
 7.67%, 12/1/26 A1  2,650,000  2,565,757
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  1,240,000  1,236,280
Finova Capital Corp.
 6.14%, 11/2/98 Baa1  400,000  399,892
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED

First Security Capital I
 8.41%, 12/15/26 A3 $ 210,000 $ 214,087
General Electric Capital Corp.
 6.94%, 4/13/09 (b) Aaa  1,000,000  1,009,410
General Motors Acceptance Corp.:
 6.40%, 5/17/99 A3  1,000,000  1,000,680
 6.65%, 5/24/00 A3  1,650,000  1,651,568
KeyCorp Institutional Capital A
 7.826%, 12/1/26 A1  800,000  776,968
Secured Finance, Inc. gtd.
 secured 9.05%, 12/15/04 Aaa  500,000  555,295
  14,440,702
INSURANCE - 1.1%
Executive Risk Capital Trust
 8 5/8%, 2/1/27 Baa3  1,750,000  1,739,150
Nationwide Mutual Insurance Co.
 6 1/2%, 2/15/04 (c) A1  130,000  125,562
SunAmerica, Inc.
 6.20%, 10/31/99 Baa1  1,000,000  992,910
  2,857,622
SAVINGS & LOANS - 2.2%
Ahmanson (H.F.) & Co.
 9 7/8%, 11/15/99 Baa2  3,000,000  3,220,560
Great West Financial Trust II
 8.206%, 2/1/27 Baa2  2,500,000  2,493,050
  5,713,610
TOTAL FINANCE   53,332,122
HEALTH - 0.7%
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  1,000,000  1,003,470
 6 7/8%, 7/15/01 A2  750,000  753,900
  1,757,370
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  1,700,000  1,725,398
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
POLLUTION CONTROL - 1.6%
WMX Technologies, Inc.:
 6 1/4%, 4/1/99 A3  1,200,000  1,197,300
 7.10%, 8/1/26 A3  3,000,000  3,056,910
  4,254,210
MEDIA & LEISURE - 2.3%
BROADCASTING - 2.2%
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  3,680,000  3,708,115
 7 3/8%, 2/15/00 Ba1  750,000  755,700
Time Warner, Inc.
 7.95%, 2/1/00 Ba1  1,170,000  1,202,865
  5,666,680

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
RESTAURANTS - 0.1%
Darden Restaurants, Inc.
 6 3/8%, 2/1/06 Baa1 $ 310,000 $ 286,793
TOTAL MEDIA & LEISURE   5,953,473
NONDURABLES - 1.7%
FOODS - 0.5%
ConAgra, Inc.
 7 1/8%, 10/1/26 Baa1  1,270,000  1,275,639
TOBACCO - 1.2%
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  3,000,000  3,009,990
TOTAL NONDURABLES   4,285,629
RETAIL & WHOLESALE - 2.8%
GENERAL MERCHANDISE STORES - 2.0%
Dayton Hudson Corp.
 6.40%, 2/15/03 Baa1  500,000  487,065
Federated Department Stores, Inc.
 8 1/2%, 6/15/03 Baa2  3,000,000  3,190,050
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  1,000,000  1,008,420
Sears, Roebuck & Co.
 9.23% 8/6/98 A2  450,000  465,120
  5,150,655
GROCERY STORES - 0.8%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  1,400,000  1,426,558
Kroger Co. 8.15%, 7/15/06 Baa3  500,000  527,180
 1,953,738
TOTAL RETAIL & WHOLESALE   7,104,393
TECHNOLOGY - 1.9%
COMPUTERS & OFFICE EQUIPMENT - 1.2%
Comdisco, Inc.
 6 3/8%, 11/30/01 Baa1  3,200,000  3,132,448
ELECTRONICS - 0.7%
Texas Instruments, Inc.
 6 7/8%, 7/15/00 A3  1,692,000  1,705,604
TOTAL TECHNOLOGY   4,838,052
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.3%
AMR Corp. 9.55%, 3/6/98 Baa3  400,000  408,564
Delta Air Lines, Inc. equipment
 trust certificate
 8.54%, 1/2/07 Baa1  416,138  442,646
  851,210
UTILITIES - 5.4%
CELLULAR - 0.9%
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba1  1,420,000  1,412,176
 7 1/2%, 3/1/06 Ba1  850,000  847,926
  2,260,102
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 1.1%
British Columbia Hydro &
 Power Authority yankee
 12 1/2%, 1/15/14 Aa2 $ 360,000 $ 405,558
DR Investment yankee
 7.10%, 5/15/02 (c) Baa1  1,500,000  1,510,860
Israel Electric Corp. Ltd. yankee
 7 1/4%, 12/15/06 (c) A3  1,000,000  991,970
  2,908,388
GAS - 1.2%
Florida Gas Transmission Co.
 7 3/4%, 11/1/97 (c) Baa2  220,000  221,250
Mitchell Energy & Development
 Corp. 8%, 7/15/99 Ba1  1,730,000  1,770,188
Southwest Gas Corp.
 9 3/4%, 6/15/02 Baa2  1,000,000  1,111,370
  3,102,808
TELEPHONE SERVICES - 2.2%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  950,000  940,975
MFS Communications, Inc.
 0%, 1/15/04 (f) Ba3  2,000,000  1,861,600
WorldCom, Inc.
 7 3/4%, 4/1/07  Ba1  2,700,000  2,761,236
  5,563,811
TOTAL UTILITIES    13,835,109
TOTAL NONCONVERTIBLE BONDS
 (Cost $103,327,484)   103,810,425
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - 35.3%
U.S. TREASURY OBLIGATIONS - 23.9%
 6 5/8%, 6/30/01 Aaa  11,960,000  12,072,065
 7 7/8%, 8/15/01 Aaa  510,000  537,494
 10 3/4%, 5/15/03 Aaa  138,000  166,657
 11 7/8%, 11/15/03 Aaa  3,000,000  3,835,770
 12 3/8%, 5/15/04 Aaa  1,914,000  2,528,566
 7%, 7/15/06 Aaa  21,000,000  21,603,750
 12 3/4%, 11/15/10
  (callable) Aaa  1,747,000  2,424,242
 13 7/8%, 5/15/11 (callable) Aaa  30,000  44,367
 12%, 8/15/13 (callable) Aaa  3,772,000  5,309,694
 9%, 11/15/18 Aaa  7,679,000  9,499,153
 8 7/8%, 2/15/19 Aaa  1,400,000  1,713,250
 7 1/4%, 2/15/23 Aaa  1,680,000  1,730,400
  61,465,408
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.4%
Federal Agricultural Mortgage
 Corporation
 7.01%, 2/10/05 Aaa  10,000  10,125
Federal Home Loan Bank:
 6 3/4%, 4/5/04 Aaa  375,000  376,114
 7.31%, 6/16/04 Aaa  4,155,000  4,295,231
 7.36%, 7/1/04 Aaa  3,100,000  3,221,582

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
 7.38%, 8/5/04 Aaa $ 110,000 $ 114,193
 7.56%, 9/01/04 Aaa  310,000  324,725
 7.46%, 9/9/04 Aaa  50,000  52,102
 7.70%, 9/20/04 Aaa  40,000  42,225
 6.46%, 12/15/04 Aaa  1,745,000  1,713,922
 8.09%, 12/28/04 Aaa  10,000  10,794
 7.59%, 3/10/05 Aaa  10,000  10,513
Federal Home Loan
 Mortgage Corporation
 6.77%, 9/15/02 Aaa  150,000  150,678
 8%, 1/26/05 Aaa  520,000  556,561
 8.115%, 1/31/05 Aaa  1,140,000  1,229,593
 6.783%, 8/18/05 Aaa  1,000,000  999,220
 planned amortization class
  Series 1727 Class D,
  6 1/2%, 8/15/14 Aaa  190,000  190,475
Federal National Mortgage
 Association:
  6.72%, 8/1/05 Aaa  1,180,000  1,174,100
sequential pay Series 1996-M5
   Class A1, 7.141%,
   6/25/08 Aaa  224,488  227,408
  Series 1994-M3 Class A,
   7.71%, 4/1/06 Aaa  14,523  14,686
Financing Corp. stripped
 principal 0%, 3/26/00 -  512,000  430,249
Government Loan Trusts
 (assets of Trust guaranteed
 by U.S. Government through
 Agency for International
 Development)
 8 1/2%, 4/1/06 Aaa  1,760,000  1,898,002
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through
 Defense Security Assistance
 Agency):
  Class T-3,
   9 5/8%, 5/15/02 Aaa  67,365  71,570
  Class 1-C,
   9 1/4%, 11/15/01 Aaa  1,119,342  1,188,484
  Class 2-E,
   9.40%, 5/15/02 Aaa  955,284  1,013,662
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank):
  Series 1993-C,
   5.20%, 10/15/04 Aaa  6,667  6,383
  Series 1993-D,
   5.23%, 5/15/05 Aaa  13,617  12,991
  Series 1994-A,
   7.12%, 4/15/06 Aaa  8,230  8,379
  Series 1994-C,
   6.61%, 9/15/99 Aaa  57,747  57,987
U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Guaranteed Trade Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import Bank)
 Series 1994-B,
 7 1/2%, 1/26/06 Aaa $ 8,330 $ 8,605
Israel Export Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government through
 Export-Import Bank) Series
 1994-1, 6.88%, 1/26/03 Aaa  14,118  14,228
Overseas Private Investment
 Corp. U.S. Government
 guaranteed participation
 certificate Series 1994-1995,
 6.08%, 8/15/04 (callable) Aaa  140,000  136,898
Private Export Funding Corp.:
 secured 5.65%, 3/15/03 Aaa  243,000  238,169
 secured 6.86%, 4/30/04 Aaa  1,604,283  1,615,160
State of Israel (guaranteed by
 U.S. Government through
 Agency for International
 Development):
  6 1/8%, 8/15/99 Aaa  770,000  768,429
  7 1/8%, 8/15/99 Aaa  435,000  442,527
  7 3/4%, 11/15/99 Aaa  144,000  148,349
  0%, 11/15/01 Aaa  2,875,000  2,176,174
  6 1/4%, 8/15/02 Aaa  352,000  347,725
  6 1/8%, 3/15/03 Aaa  70,000  68,178
  6 5/8%, 2/15/04 Aaa  180,000  179,890
  6 3/4%, 8/15/04 Aaa  1,000,000  1,004,330
  7 5/8%, 8/15/04 Aaa  330,000  347,612
  5.89%, 8/15/05 Aaa  1,175,000  1,113,332
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates:
  Series 1995-A:
   8.27%, 8/1/03 Aaa  415,000  448,208
   8.24%, 8/1/04 Aaa  500,000  540,065
  Series 1996-A,
   6.98%, 8/1/05 Aaa  180,000  181,903
  29,181,736
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $89,688,627)   90,647,144
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES - 14.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.7%
 7%, 5/01/01 Aaa  172,509  173,501
 8 1/2%, 3/01/20 Aaa  1,570,252  1,649,487
  1,822,988

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 10.5%
 6.345%, 3/01/99 Aaa $ 77,838 $ 77,546
 5 1/2%, 5/01/00 to 7/01/01 Aaa  2,647,237  2,565,126

 6%, 3/01/01 to 6/01/11 Aaa  14,466,801  14,074,564
 6 1/2%, 2/01/10 to 5/01/26 Aaa  8,192,990  7,842,304
 8%, 12/01/24 to 7/01/27 Aaa  2,362,595  2,417,036
  26,976,576
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 3.0%
 6%, 8/15/08 to 4/15/11 Aaa  5,433,429  5,284,630
 10%, 7/15/13 to 11/15/24 Aaa  1,891,746  2,081,200
 8%, 2/15/17 Aaa  346,667  359,429
  7,725,259
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $36,012,975)   36,524,823
COMMERCIAL MORTGAGE SECURITIES - 3.3%
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) Aaa  3,072,923  3,084,446
CS First Boston Mortgage
 Securities Corp.:
  Series 1995-AEWI
   Class A-1,
   6.665%, 11/25/27 Aaa  79,465  79,365
  floater Series 1994-CFB1
   Class A-1,
   6.2375%, 1/25/28 (d) Aaa  77,890  77,914
Equitable Life Assurance Society
 of the United States (The):
 Series 1996-1 (c):
  Class B1,
   7.33%, 5/15/06  Aa2  500,000  508,640
  Class C1,
   7.52%, 5/15/06  A2  500,000  512,065
Meritor Mortgage Security Corp.
 Series 1987-1 Class A-3,
 9.40%, 6/1/99 Baa3  26,987  26,954
Nomura Asset Securities
 Corp. floater
 Series 1994-MD-II Class A-6,
 6.9564% 7/4/03 (d) -  179,477  180,907
Oregon Commercial Mortgage,
 Inc. Series 1995-1 Class A,
 7.15%, 6/25/23 (c)(d) Aaa  204,328  204,967
Resolution Trust Corp.:
 floater Series 1993-C2
  Class A-2,
  6.62%, 3/25/25 (d) Aaa  264,647  265,061
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Resolution Trust Corp.: - continued
 commercial Series 1995-C1
  Class A-4B, 6.65%,
  2/25/27 Aaa $ 740,000 $ 738,844
 floater Series 1994-C1
  Class A-3,
  6.30%, 6/25/26 (d) Aaa  228,240  228,240
SC Finance Corp. floater
 7.2375%, 8/1/04 (c)(d) -  600,000  601,875
Structured Asset Securities
 Corp. sequential pay:
  Series 1993-C1 Class A-1A,
   6.60%, 10/25/24 AA+  39,274  39,139
  Series 1996 Class A-2A,
   7 3/4%, 2/25/28 Aaa  1,020,086  1,034,431
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  750,000  739,770
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $8,267,612)   8,322,618
FOREIGN GOVERNMENT OBLIGATIONS (E) - 1.8%
Alberta Province yankee
 9 1/4%, 4/1/00 Aa2  2,500,000  2,673,000
British Columbia Province
 7%, 1/1/03 Aa2  500,000  507,230
Manitoba Province
 6 3/4%, 3/1/03 A1  500,000  499,265
Ontario Province yankee
 7 3/4%, 6/4/02 Aa3  1,000,000  1,044,870
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $4,824,375)   4,724,365
SUPRANATIONAL OBLIGATIONS - 0.3%
African Development Bank
 7 3/4%, 12/15/01
 (Cost $691,799) Aa1  660,000  687,166
CASH EQUIVALENTS - 4.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97   $ 12,192,008  12,190,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $255,002,872)  $ 256,906,541
LEGEND
4. Standard & Poor's credit ratings are used in the absence of a rating by

Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $13,265,625 or 5.1% of net assets.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
9. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $195,928,403 and $170,908,345, respectively, of which U.S. government and government agency obligations aggregated $120,223,036 and $137,847,077, respectively. The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.2% AAA, AA, A 70.2%
Baa 13.7% BBB 21.3%
Ba 6.0% BB 1.2%
B 0.0% B 0.0%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.5%.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $255,006,227. Net unrealized appreciation aggregated $1,900,314, of which $2,956,441 related to appreciated investment securities and $1,056,127 related to depreciated investment securities. At December 31, 1996, the fund had a capital loss carryforward of approximately $1,523,000 of which $230,000, and $1,293,000 will expire on December 31, 2003 and 2004, respectively.
VARIABLE INSURANCE PRODUCTS FUND II: INVESTMENT GRADE BOND PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at                                        $ 256,906,541

value (including repurchase agreements of $12,190,000)

(cost $255,002,872) - See accompanying schedule

Cash                                                                  299

Receivable for fund shares sold                                       441,929

Interest receivable                                                   3,489,812

 TOTAL ASSETS                                                         260,838,581

LIABILITIES

Payable for investments purchased                       $ 2,048,469

Accrued management fee                                    93,494

Other payables and accrued expenses                       49,401

TOTAL LIABILITIES                                                     2,191,364

NET ASSETS                                                                           $  258,647,217

Net Assets consist of:

Paid in capital                                                                      $  251,000,862

Undistributed net investment income                                                       7,603,855

Accumulated undistributed net realized gain (loss) on investments and foreign
currency transactions                                                                    (1,861,169)

Net unrealized appreciation (depreciation) on investments                                 1,903,669

NET ASSETS, for 21,842,464                                                           $  258,647,217

shares outstanding

NET ASSET VALUE, offering price                                                      $  11.84

and redemption price per share ($258,647,217 (divided by) 21,842,464 shares)

STATEMENT OF OPERATIONS

SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                                   $  8,376,565
Interest

EXPENSES

Management fee                                                                       $  527,568

Transfer agent fees                                                                     95,695

Accounting fees and expenses                                                            48,849

Non-interested trustees' compensation                                                   552

Custodian fees and expenses                                                             8,018

Registration fees                                                                       25

Audit                                                                                   18,627

Legal                                                                                   326

Miscellaneous                                                                           7,852

 Total expenses before reductions                                                       707,512

 Expense reductions                                                                     (971           706,541
                                                                                     )
NET INVESTMENT INCOME                                                                                  7,670,024

REALIZED AND UNREALIZED GAIN (LOSS)                                                                    (333,170
Net realized gain (loss) on                                                                         )
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                          (432,325
                                                                                                    )
NET GAIN (LOSS)                                                                                        (765,495
                                                                                                    )
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                     $  6,904,529

OTHER INFORMATION                                                                                   $  971
 Expense reduction
  Custodian credits

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS                                                              SIX MONTHS           YEAR ENDED
                                                                                               ENDED                DECEMBER 31,
                                                                                               JUNE 30, 1997        1996
                                                        (UNAUDITED)

Operations

Net investment income                                                                          $  7,670,024         $ 13,175,925



 Net realized gain (loss)                                                                          (333,170)          (1,136,463)



 Change in net unrealized appreciation (depreciation)                                              (432,325)          (5,278,792)



 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  6,904,529            6,760,670



Distributions to shareholders from net investment income                                          (13,381,760)        (9,612,980)



Share transactions                                                                                61,651,406         108,335,706
Net proceeds from sales of shares

 Reinvestment of distributions                                                                    13,381,760          9,612,980

 Cost of shares redeemed                                                                          (38,502,521)        (68,048,460)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                          36,530,645          49,900,226

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                         30,053,414          47,047,916

NET ASSETS

 Beginning of period                                                                              228,593,803         181,545,887

 End of period (including undistributed net investment income of $7,603,855 and $13,165,742,
respectively)                                                                                  $  258,647,217       $ 228,593,803

OTHER INFORMATION
Shares

 Sold                                                                                             5,288,011           9,066,652

 Issued in reinvestment of distributions                                                          1,151,614           807,813

 Redeemed                                                                                         (3,271,497)         (5,752,069)

 Net increase (decrease)                                                                          3,168,128           4,122,396

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                                         SIX MONTHS ENDED              YEARS ENDED DECEMBER 31,
                                          JUNE 30, 1997     1996      1995      1994       1993 E     1992
SELECTED PER-SHARE DATA                    (UNAUDITED)
Net asset value, beginning of period         $12.240      $12.480    $11.020   $11.480    $10.970   $11.080

Income from Investment Operations               .376 D       .670       .320      .733       .641      .672
Net investment income

 Net realized and unrealized gain (loss)       (.046)       (.290)     1.530    (1.163)      .559      .058

 Total from investment operations               .330         .380      1.850     (.430)     1.200      .730

Less Distributions

 From net investment income                    (.730)      (.620)      (.390)          -       (.628)     (.680)

 In excess of net investment income                -           -           -           -       (.002)         -

 From net realized gain                            -           -           -       (.010)      (.050)     (.160)

 In excess of net realized gain                    -           -           -       (.020)      (.010)         -

 Total distributions                           (.730)      (.620)      (.390)      (.030)      (.690)     (.840)

Net asset value, end of period              $ 11.840    $ 12.240    $ 12.480    $ 11.020    $ 11.480    $10.970

TOTAL RETURN B, C                               2.81%       3.19%      17.32%     (3.76)%      10.96%      6.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $258,647    $228,594    $181,546    $111,381    $122,376    $73,598

Ratio of expenses to average net assets          .60% A      .58%        .59%        .67%        .68%       .76%

Ratio of net investment income to average
net assets                                      6.46% A     6.49%       6.53%       6.53%       6.85%      7.11%

Portfolio turnover rate                          151% A       81%        182%        143%         70%       119%

A ANNUALIZED
B TOTAL RETURNS DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                           PAST 1   PAST 5   PAST 10
JUNE 30, 1997                           YEAR     YEARS    YEARS
HIGH INCOME                             14.47%   13.24%   11.48%

Merrill Lynch High Yield Master Index   14.30%   11.60%   11.41%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to those of the Merrill Lynch High Yield Master
Index - a market capitalization weighted index of all domestic and yankee high-yield bonds. Issues included in the index have maturities of at least one year and have a credit rating lower than BBB-/Baa3, but are not in default. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past five year and past 10 year total returns would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. The fund includes high yielding, lower-rated securities which are subject to greater price volatility and may involve greater risk of default. The market for these securities may be less liquid.

$10,000 OVER 10 YEARS

  1987/06/30       10000.00                     10000.00
  1987/07/31       10010.70                     10054.41
  1987/08/31       10093.62                     10155.16
  1987/09/30        9742.14                      9921.51
  1987/10/31        9276.27                      9656.42
  1987/11/30        9549.48                      9900.62
  1987/12/31        9702.32                     10032.09
  1988/01/31       10021.30                     10306.61
  1988/02/29       10321.34                     10586.28
  1988/03/31       10247.18                     10568.77
  1988/04/30       10327.05                     10599.29
  1988/05/31       10311.70                     10654.61
  1988/06/30       10527.82                     10858.33
  1988/07/31       10637.41                     10973.07
  1988/08/31       10586.60                     11009.12
  1988/09/30       10671.47                     11120.09
  1988/10/31       10787.64                     11293.35
  1988/11/30       10746.45                     11335.65
  1988/12/31       10831.84                     11383.62
  1989/01/31       11092.14                     11554.33
  1989/02/28       11146.70                     11631.98
  1989/03/31       11003.47                     11621.63
  1989/04/30       10881.61                     11655.93
  1989/05/31       11082.67                     11870.51
  1989/06/30       11400.09                     12038.69
  1989/07/31       11325.04                     12095.70
  1989/08/31       11259.35                     12155.45
  1989/09/30       10865.39                     12039.73
  1989/10/31       10399.58                     11849.29
  1989/11/30       10408.34                     11875.85
  1989/12/31       10379.81                     11865.11
  1990/01/31       10150.37                     11633.21
  1990/02/28        9994.07                     11463.80
  1990/03/31        9888.62                     11618.76
  1990/04/30        9917.92                     11677.80
  1990/05/31       10121.70                     11888.73
  1990/06/30       10281.14                     12119.06
  1990/07/31       10439.95                     12375.17
  1990/08/31       10265.30                     11901.42
  1990/09/30       10021.90                     11383.81
  1990/10/31        9778.71                     11094.12
  1990/11/30       10008.07                     11188.11
  1990/12/31       10148.02                     11349.32
  1991/01/31       10363.32                     11509.75
  1991/02/28       10937.47                     12364.04
  1991/03/31       11325.02                     12895.64
  1991/04/30       11726.92                     13354.88
  1991/05/31       11899.16                     13420.09
  1991/06/30       12157.53                     13690.06
  1991/07/31       12616.84                     14018.08
  1991/08/31       12789.09                     14312.71
  1991/09/30       13076.16                     14495.01
  1991/10/31       13521.12                     14925.74
  1991/11/30       13635.95                     15098.15
  1991/12/31       13707.72                     15273.55
  1992/01/31       14439.75                     15807.56
  1992/02/29       14964.03                     16200.15
  1992/03/31       15447.75                     16426.18
  1992/04/30       15556.98                     16545.74
  1992/05/31       15744.22                     16809.66
  1992/06/30       15915.86                     17018.51
  1992/07/31       16227.94                     17363.32
  1992/08/31       16571.22                     17593.20
  1992/09/30       16742.86                     17793.66
  1992/10/31       16493.20                     17568.92
  1992/11/30       16696.05                     17817.74
  1992/12/31       16883.30                     18047.16
  1993/01/31       17335.81                     18491.55
  1993/02/28       17631.52                     18841.57
  1993/03/31       18038.40                     19168.23
  1993/04/30       18157.08                     19305.82
  1993/05/31       18428.33                     19565.70
  1993/06/30       18903.02                     19933.29
  1993/07/31       19089.51                     20147.55
  1993/08/31       19292.95                     20339.61
  1993/09/30       19360.77                     20439.97
  1993/10/31       19818.51                     20825.00
  1993/11/30       20004.99                     20938.90
  1993/12/31       20327.11                     21148.27
  1994/01/31       21005.24                     21611.74
  1994/02/28       20980.06                     21456.32
  1994/03/31       20273.29                     20757.12
  1994/04/30       20068.69                     20514.55
  1994/05/31       20105.89                     20441.46
  1994/06/30       20031.49                     20516.70
  1994/07/31       20105.89                     20660.93
  1994/08/31       20105.89                     20804.44
  1994/09/30       20254.69                     20796.56
  1994/10/31       20068.69                     20849.41

  1994/11/30       19901.30                     20672.06
  1994/12/31       19994.30                     20902.00
  1995/01/31       20217.49                     21197.35
  1995/02/28       20911.39                     21858.73
  1995/03/31       21171.78                     22162.93
  1995/04/30       21792.71                     22681.84
  1995/05/31       22353.55                     23390.48
  1995/06/30       22413.64                     23569.13
  1995/07/31       22954.45                     23838.58
  1995/08/31       23134.72                     23983.26
  1995/09/30       23515.29                     24257.65
  1995/10/31       23735.63                     24429.61
  1995/11/30       23855.81                     24668.07
  1995/12/31       24136.23                     25064.04
  1996/01/31       24697.07                     25459.88
  1996/02/29       25104.99                     25498.22
  1996/03/31       25039.04                     25428.97
  1996/04/30       25412.75                     25440.49
  1996/05/31       25764.49                     25623.96
  1996/06/30       25896.39                     25777.88
  1996/07/31       25808.45                     25952.89
  1996/08/31       26182.17                     26220.91
  1996/09/30       26951.59                     26783.49
  1996/10/31       26863.65                     27077.02
  1996/11/30       27149.44                     27624.44
  1996/12/31       27523.15                     27837.00
  1997/01/31       27896.87                     28050.93
  1997/02/28       28402.88                     28444.43
  1997/03/31       27520.51                     28128.51
  1997/04/30       27949.77                     28448.66
  1997/05/31       29118.32                     29021.99
  1997/06/30       29642.97                     29463.84
Let's say hypothetically that $10,000 was invested in High Income Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $29,643 - a 196.43% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,464 - a 194.64% increase.

INVESTMENT SUMMARY

TOP FIVE HOLDINGS AS OF JUNE 30, 1997

(BY ISSUER, EXCLUDING CASH EQUIVALENTS)        % OF FUND'S
                                               INVESTMENTS
PanAmSat Corp.                                 3.3

Time Warner, Inc.                              2.8

NextLink Communications, Inc.                  1.9

Millicom International Cellular SA             1.8

Intermedia Communications, Inc.                1.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997

                       % OF FUND'S
                       INVESTMENTS
Media & Leisure        31.8

Utilities              12.1

Basic Industries       11.3

Finance                5.1

Services               5.0

QUALITY DIVERSIFICATION AS OF JUNE 30, 1997

(MOODY'S RATINGS)   % OF FUND'S
                    INVESTMENTS
Aaa, Aa, A          0.0

Baa                 0.0

Ba                  5.5

B                   51.5

Caa, Ca, C          8.0

Nonrated            5.2

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997, ACCOUNT FOR 5.2% OF THE FUND'S INVESTMENTS.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Barry Coffman, Portfolio Manager of High Income Portfolio

Q. BARRY, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND THE PAST
YEAR?
A. It did well, outperforming its benchmark, the Merrill Lynch High Yield Master Index, which had a total return of 5.84% for the six months that ended June 30, 1997, and 14.30% for the 12-month period.
Q. WHY DID THE FUND BEAT ITS BENCHMARK?
A. The fund had a lighter weighting in higher-quality BB-rated securities and a heavier weighting in lower-quality B-rated securities than its benchmark. During the period, credit spreads narrowed, meaning there was an ever smaller gap in yield between the B- and BB-rated securities. As spreads narrowed, B-rated securities performed better than the higher-rated BB securities and helped the fund outpace its benchmark. There were both fundamental and technical reasons for the performance of B-rated securities. From a fundamental standpoint, there was continued economic strength and the stock market's impressive rise. And from a technical standpoint, demand for the lower-quality tiers of the high-yield market was solid.
Q. WHICH OF THE FUND'S HOLDINGS PERFORMED PARTICULARLY WELL?
A. Many of the fund's larger media and telecommunications holdings - including PanAmSat and Millicom International Cellular - were some of its best performers. PanAmSat was upgraded upon the completion of its merger with GM Hughes. Millicom not only benefited from its quickly growing cellular businesses in emerging countries, but it also rose on the news that it is planning to undertake a significant restructuring by selling off its Latin American business and spinning off its Asian operations. Other strong performers included stocks issued by high-yield companies - those with below-investment-grade credit ratings. For example, the stock price of Allied Waste performed well over the past six months. That rise was due, in part, to Allied's successful integration of a recent acquisition.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Some of our paging holdings proved to be disappointing, but the industry as a whole was plagued by a number of developments during the past six months. First, investors became concerned that pager sales would decline in light of new competitive products. Second, there was the bankruptcy of a high-profile paging company and the failure of another company to successfully introduce a new product. While the fund did not own either of those troubled pagers, it did hold others that appeared to fall in price in sympathy, including Arch Communications. While I reduced the fund's stake in Arch, I continued to hold onto Pagemart because it continued to be one of the fastest-growing paging companies and one with a strategy that I believe should distinguish it from its competitors.
Q. IN ADDITION TO PAGING COMPANIES, THE FUND ALSO HAD SIGNIFICANT HOLDINGS IN OTHER TELECOMMUNICATIONS-RELATED COMPANIES. WHAT IS THE ATTRACTION TO THESE COMPANIES?
A. The growth potential for many telecommunications companies is significant and, in my view, will be independent of the economic environment. The companies I emphasized have fast-growing businesses in fast-growing industries. For example, the competitive local exchange companies - including Intermedia Communications, Nextlink, GST USA, Brooks Fiber and McLeodUSA - gained market share in the $100 billion local telephone market at the expense of regional Bell operating companies. Another large telecommunications holding is McCaw International, which is a subsidiary of Nextel and owns enhanced specialized mobile radio licenses in Latin America and Asia used for dispatch, messaging and voice purposes.
Q. WHAT'S YOUR OUTLOOK?
A. The market is at risk to a slowing economy that likely would hurt the weakest companies in the high-yield market. I will probably focus on improving the overall credit quality of the fund, while concentrating the fund's aggressive holdings in situations I believe have strong fundamental momentum and an attractive risk/reward tradeoff.


FUND FACTS
GOAL: income and share price stability by investing in high-quality, short-term investments
START DATE: April 1, 1982
SIZE: as of June 30, 1997, more than $1.0 billion
MANAGER: Robert Duby, since April 1997; joined Fidelity in 1982 (checkmark) VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


CORPORATE BONDS - 70.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CONVERTIBLE BONDS - 0.7%
MEDIA & LEISURE - 0.6%
RESTAURANTS - 0.6%
Boston Chicken, Inc.
 4 1/2%, 2/1/04 B2 $ 14,000,000 $ 10,640,000
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Corporate Express, Inc.
 4 1/2%, 7/1/00 B3  1,500,000  1,335,000
UTILITIES - 0.0%
TELEPHONE SERVICES - 0.0%
GST Telecommunications, Inc.

 0%, 12/15/05 (d)(g) -  630,000  409,500
TOTAL CONVERTIBLE BONDS   12,384,500
NONCONVERTIBLE BONDS - 69.5%
AEROSPACE & DEFENSE - 1.3%
AEROSPACE & DEFENSE - 0.5%
Alliant Techsystems, Inc.
 11 3/4%, 3/1/03 B2  40,000  44,100
Fairchild Corp.
 12%, 10/15/01 Caa  1,945,000  1,964,450
RHI Holdings, Inc.
 11 7/8%, 3/1/99 B2  3,160,000  3,160,000
Wyman-Gordon Co.
 10 3/4%, 3/15/03 Ba3  4,740,000  5,071,800
  10,240,350
DEFENSE ELECTRONICS - 0.5%
Tracor, Inc.
 8 1/2%, 3/1/07 B1  9,430,000  9,524,300
SHIP BUILDING & REPAIR - 0.3%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  670,000  691,775
  9 1/4%, 12/1/06 B1  4,650,000  4,847,625
   5,539,400
TOTAL AEROSPACE & DEFENSE    25,304,050
BASIC INDUSTRIES - 10.7%
CHEMICALS & PLASTICS - 2.6%
Atlantis Group, Inc.
 11%, 2/15/03 B2  7,785,000  8,038,013
BPC Holdings Corp.
 12 1/2%, 6/15/06 Caa  350,000  381,500
Foamex LP/Foamex Capital
 Corp. 9 7/8%, 6/15/07 (g) B3  5,840,000  5,913,000
Freedom Chemical Co.
 10 5/8%, 10/15/06 B3  6,260,000  6,385,200
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (g) B1  5,780,000  5,693,300
Plastic Specialties & Technologies,
 Inc. 11 1/4%, 12/1/03 B3  5,990,000  6,409,300
Sterling Chemicals Holdings,
 Inc. 11 3/4%, 8/15/06 B3  15,560,000  16,765,900
  49,586,213

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
IRON & STEEL - 1.0%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2 $ 3,410,000 $ 3,733,950
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  7,810,000  7,282,825
WCI Steel, Inc. 10%, 12/1/04 B2  8,070,000  8,392,800
  19,409,575
METALS & MINING - 0.6%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  10,110,000  10,615,500
PAPER & FOREST PRODUCTS - 6.5%
Asia Pulp & Paper Finance II
 Mauritius Ltd.
 12%, 3/15/04 (g) B3  11,785,000  12,079,625
American Pad & Paper Co.,
 Inc. 13%, 11/15/05 B3  2,290,000  2,679,300
Container Corp. of America:
 10 3/4%, 5/1/02 B1  50,000  54,688
 gtd. 9 3/4%, 4/1/03 B1  490,000  518,175
 gtd. 11 1/4%, 5/1/04 B1  150,000  164,250
Crown Paper Co.
 11%, 9/1/05 B3  3,780,000  3,789,450
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  11,660,000  11,251,900
Florida Coast Paper Co.
 LLC\Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  3,110,000  3,211,075
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  1,160,000  1,219,450
Indah Kiat International
 Finance Co. BV
 12 1/2%, 6/15/06 Ba2  2,680,000  3,041,800
Mail-Well Corp.
 10 1/2%, 2/15/04 B  1,640,000  1,705,600
Malette, Inc. yankee
 12 1/4%, 7/15/04 Ba3  1,340,000  1,500,800
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  11,170,000  11,225,850
 9 7/8%, 5/1/06 Caa  12,510,000  12,603,825
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  5,110,000  4,816,175
Riverwood International
 10 7/8%, 4/1/08 Caa  8,750,000  7,940,625
SD Warren Co., Series B,
 12%, 12/15/04 B1  7,330,000  8,209,600
Specialty Paperboard, Inc.
 9 3/8%, 10/15/06 B1  5,000,000  5,062,500
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  10,000,000  10,512,500
 10 3/4%, 10/1/02 B1  10,510,000  11,088,050

 11 7/8%, 8/1/16 B2  8,400,000  9,072,000
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  1,365,000  1,405,950
  123,153,188
TOTAL BASIC INDUSTRIES   202,764,476
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Jordan Industries, Inc.
 10 3/8%, 8/1/03 B3 $ 11,895,000 $ 12,311,325
HOME FURNISHINGS - 0.9%
Guitar Center Management
 Co., Inc. 11%, 7/1/06 B2  2,527,000  2,767,065
Interlake Corp.
 12 1/8%, 3/1/02 B3  10,275,000  10,763,063
Knoll, Inc. 10 7/8%, 3/15/06 B1  3,426,000  3,790,013
  17,320,141
TEXTILES & APPAREL - 0.9%
Dan River, Inc.
 10 1/8%, 12/15/03 B3  4,700,000  4,982,000
GFSI, Inc.
 9 5/8%, 3/1/07 (g) B3  1,410,000  1,424,100
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 (g) B2  9,610,000  9,730,125
  16,136,225
TOTAL DURABLES   45,767,691
ENERGY - 3.8%
ENERGY SERVICES - 0.8%
DI Industries, Inc.
 8 7/8%, 7/1/07 B1  3,875,000  3,816,875
McDermott International, Inc.
 9 3/8%, 3/15/02 Ba3  11,680,000  12,246,363
  16,063,238
OIL & GAS - 3.0%
Belden & Blake Corp.
 9 7/8%, 6/15/07 (g) B3  5,805,000  5,746,950
Chesapeake Energy Corp.
 10 1/2%, 6/1/02 Ba2  690,000  727,950
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  8,000,000  8,260,000
Flores & Rucks, Inc.:
 13 1/2%, 12/1/04 B1  390,000  468,975
 9 3/4%, 10/1/06 B3  9,860,000  10,303,700
Harcor Energy, Inc.
 14 7/8%, 7/15/02 B3  13,060,000  15,410,800
Ocean Energy, Inc.
 8 7/8%, 7/15/07 (g) B3  10,850,000  10,850,000
United Meridian Corp.
 10 3/8%, 10/15/05 B2  190,000  206,150
United Refining Co.
 10 3/4%, 6/15/07 (g) B2  4,050,000  4,009,500
  55,984,025
TOTAL ENERGY   72,047,263
FINANCE - 4.1%
ASSET-BACKED SECURITIES - 0.4%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  6,710,000  7,750,050

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
CREDIT & OTHER FINANCE - 1.8%
APP International Finance Co.
 BV yankee
 11 3/4%, 10/1/05 Ba3 $ 2,165,000 $ 2,392,325
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 (g) -  10,360,000  11,085,200
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (g) B2  4,870,000  4,882,175
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  11,200,000  11,088,000
PTC International Finance BV
 0%, 7/1/07 (d)(g) B3  3,440,000  2,085,500
Polytama International Finance
 BV 11 1/4%, 6/15/07 B2  2,750,000  2,839,375
  34,372,575
INSURANCE - 0.4%
Integon Corp.:
 8%, 8/15/99 B1  1,500,000  1,526,250
 9 1/2%, 10/15/01 B1  5,200,000  5,603,000
  7,129,250
SAVINGS & LOANS - 1.5%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  7,240,000  7,855,400
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  18,180,000  20,270,700
  28,126,100
SECURITIES INDUSTRY - 0.0%
ECM Corp. extendible
  14%, 6/1/02 (g) -  235,942  259,537
TOTAL FINANCE   77,637,512
HEALTH - 2.8%

DRUGS & PHARMACEUTICALS - 0.1%
Leiner Health Products, Inc.
 9 5/8%, 7/1/07 (g) B3  1,150,000  1,164,375
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Wright Medical Technology, Inc.
 10 3/4%, 7/1/00 B3  20,920,000  21,286,089
MEDICAL FACILITIES MANAGEMENT - 1.6%
Integrated Health Services, Inc. (g):
 11%, 4/30/06 (e)  B1  4,890,000  5,256,750
 9 1/2%, 9/15/07 B1  3,460,000  3,537,850
Mariner Health Group, Inc.
 9 1/2%, 4/1/06 B2  1,180,000  1,215,400
Tenet Healthcare Corp.
 8 5/8%, 1/15/07 Ba3  20,370,000  20,675,550
  30,685,550
TOTAL HEALTH   53,136,014
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 3.1%
ELECTRICAL EQUIPMENT - 1.1%
Amphenol Corp.
 9 7/8%, 5/15/07 B2 $ 1,680,000 $ 1,730,400
Motors & Gears, Inc.
 10 3/4%, 11/15/06 B3  19,030,000  19,600,900
  21,331,300
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
Calmar, Inc.
 11 1/2%, 8/15/05 B3  1,570,000  1,664,200
Continental Global Group, Inc.
 11%, 4/1/07 (g) B2  4,000,000  4,200,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  9,630,000  10,593,000
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 B3  2,460,000  2,626,050
MVE, Inc. 12 1/2%, 2/15/02 B3  5,735,000  5,878,375
Thermadyne Holdings Corp.:
 10 1/4%, 5/1/02 B1  1,484,000  1,537,795
 10 3/4%, 11/1/03 B3  5,226,000  5,421,975
  31,921,395
POLLUTION CONTROL - 0.3%
Allied Waste of North America, Inc.
 10 1/4%, 12/1/06 (g) B3  4,750,000  5,082,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   58,335,195
MEDIA & LEISURE - 17.4%
BROADCASTING - 7.1%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  990,000  940,500
 9 7/8%, 3/1/07 (g) B3  20,610,000  19,888,650
Benedek Communications Corp.
 0%, 5/15/06 (d) -  11,830,000  7,127,575
Capstar Broadcasting Partners,
 Inc. 0%, 2/1/09 (d)(g) CCC  12,830,000  8,243,275
Capstar Radio Broadcasting
 Partners, Inc.
 9 1/4%, 7/1/07 (g) -  9,710,000  9,394,425
Chancellor Radio Broadcasting
 Co. 8 3/4%, 6/15/07 (g) B3  8,640,000  8,532,000
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (g) B3  5,550,000  5,550,000
CS Wireless Systems, Inc.
 0%, 3/1/06 (d) Caa  12,770,000  3,064,800
Diamond Cable Communications
 PLC yankee
 0%, 9/30/04 (d) B3  2,030,000  1,639,225
Echostar DBS Corp.
 12 1/2%, 7/1/02 (g) Caa  7,250,000  7,186,563
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (d) Caa  5,410,000  3,841,100
Echostar Communications Corp.
 0%, 6/1/04 (d) B2  17,750,000  14,910,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
Intermedia Capital Partners IV
 L P/Intermedia Partners IV
 Capital Corp.
 11 1/4%, 8/1/06 B2 $ 590,000 $ 634,988
Jacor Communications Co.:
 9 3/4%, 12/15/06 B2  3,190,000  3,317,600
 8 3/4%, 6/15/07 (g) B2  5,260,000  5,194,250
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05 Ba3  2,710,000  2,669,350
 10 1/2%, 6/15/06 B2  1,660,000  1,809,400
Olympus Communications LP/
 Olympus Capital Corp
 10 5/8%, 11/15/06 B1  5,550,000  5,799,750
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  3,845,000  4,142,988
Telewest PLC
 0%, 10/1/07 (d) B1  16,990,000  12,275,275
UIH Australia/PAC, Inc., Series B,
 0%, 5/15/06 (d) B2  13,875,000  8,394,375

  134,556,089
ENTERTAINMENT - 2.6%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (g) B2  10,940,000  11,104,100
AMF Group, Inc.
 0%, 3/15/06 (d) B2  12,280,000  8,749,500
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  8,240,000  8,363,600
Viacom, Inc. 8%, 7/7/06 B1  21,700,000  21,049,000
 49,266,200
LEISURE DURABLES & TOYS - 1.7%
Coleman Escrow Corp. secured (g):
 1st priority 0%, 5/15/01 B3  20,350,000  12,820,500
 2nd priority 0%, 5/15/01 Caa  3,700,000  2,136,750
Icon Health And Fitness, Inc.
 13%, 7/15/02 B3  12,750,000  14,311,875
Icon Fitness Corp.
 0%, 11/15/06 (d) CCC+  5,650,000  3,079,250
  32,348,375
LODGING & GAMING - 4.1%
American Skiing Co.
 12%, 7/15/06 B3  7,480,000  7,854,000
Casino Magic Financial Corp.
 11 1/2%, 10/15/01 B1  3,760,000  3,290,000
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  14,610,000  15,230,925
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  6,050,000  6,413,000
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  15,220,000  17,008,350
KSL Recreation Group, Inc.
 10 1/4%, 5/1/07 (g) B3  5,570,000  5,792,800
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  5,190,000  5,462,475
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 15,030,000 $ 15,255,450
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  1,920,000  2,145,600
  78,452,600
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (g) -  16,300,000  16,014,750
RESTAURANTS - 1.1%
AFC Enterprises, Inc.
 10 1/4%, 5/15/07 (g) B3  11,420,000  11,362,900
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  8,790,000  9,141,600
  20,504,500
TOTAL MEDIA & LEISURE   331,142,514
NONDURABLES - 1.4%
FOODS - 0.1%
International Home Foods, Inc.
 10 3/8%, 11/1/06 B2  2,830,000  2,914,900
HOUSEHOLD PRODUCTS - 1.2%
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  10,000,000  10,350,000
Revlon Consumer Products Corp.
 10 1/2%, 2/15/03 B3  11,470,000  12,215,550
  22,565,550
TOBACCO - 0.1%
North Atlantic Trading, Inc.
 11%, 6/15/04 (g) B3  1,810,000  1,837,150
TOTAL NONDURABLES   27,317,600
RETAIL & WHOLESALE - 4.5%
APPAREL STORES - 1.5%
Lamonts Apparel, Inc.
 10 1/4%, 11/1/99
 pay-in-kind (b)(g) -  2,201,000  88,040
Mothers Work, Inc.
 12 5/8%, 8/1/05 B3  21,970,000  22,684,025
Specialty Retailers, Inc. (g):
 8 1/2%, 7/15/05 Ba3  4,480,000  4,468,800
 9%, 7/15/07 B2  1,990,000  1,980,050
  29,220,915
GENERAL MERCHANDISE STORES - 0.0%
K mart Corp. 8.70%, 8/1/97 Ba2  250,000  250,625
GROCERY STORES - 3.0%
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  1,826,493  2,135,207
Grand Union Co.
 12%, 9/1/04 Caa  7,270,000  5,379,800

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Pantry, Inc. 12%, 11/15/00 B2 $ 660,000 $ 676,500
Pathmark Stores, Inc.:

 11 5/8%, 6/15/02 Caa  10,760,000  10,894,500
 9 5/8%, 5/1/03 B3  1,960,000  1,891,400
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  7,850,000  6,751,000
 8 5/8%, 12/15/03 B3  3,780,000  3,052,350
 10 3/8%, 10/1/04 B3  3,860,000  3,281,000
 11 1/2%, 4/15/06 B3  3,180,000  2,814,300
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  11,340,000  10,858,050
 9 1/2%, 8/1/03 (g) B3  3,540,000  3,416,100
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (g) B2  5,080,000  5,060,950
  56,211,157
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Corporate Expess, Inc., Series B,
 9 1/8%, 3/15/04 B2  1,070,000  1,070,000
TOTAL RETAIL & WHOLESALE   86,752,697
SERVICES - 4.1%
LEASING & RENTAL - 0.0%
GPA Holland 8.94%, 2/16/99 -  500,000  513,750
PRINTING - 1.2%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  21,300,000  21,885,750
SERVICES - 2.9%
Orion Network Systems, Inc. unit:
 11 1/4%, 1/15/07 B2  5,585,000  5,710,663
 0%, 1/15/07 (d) B2  45,930,000  26,180,100
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  3,960,000  4,296,600
Protection One Alarm Monitoring,
 Inc. 13 5/8%, 6/30/05 Caa  18,300,000  18,757,500
  54,944,863
TOTAL SERVICES   77,344,363
TECHNOLOGY - 2.9%
COMMUNICATIONS EQUIPMENT - 0.3%
Intermedia Communications,
 Inc. 0%, 5/15/06 (d) B2  6,430,000  4,420,625
COMPUTER SERVICES & SOFTWARE - 0.5%
Verio, Inc. 13 1/2%, 6/15/04
 unit (g) -  10,050,000  10,100,250
COMPUTERS & OFFICE EQUIPMENT - 1.6%
Dictaphone Corp.
 11 3/4%, 8/1/05 B3  14,530,000  13,367,600
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  6,950,000  7,453,875
Unisys Corp.:
 10 5/8%, 10/1/99 B1  4,080,000  4,212,600
 12%, 4/15/03 B1  4,400,000  4,763,000
 11 3/4%, 10/15/04 B1  1,020,000  1,101,600
  30,898,675
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (A) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - 0.3%
Wavetek Corp.
 10 1/8%, 6/15/07 (g) B3 $ 5,270,000 $ 5,375,400
ELECTRONICS - 0.2%
Fairchild Semiconductor Corp.
 10 1/8%, 3/15/07 (g) B2  470,000  495,850
Viasystems, Inc.
 9 3/4%, 6/1/07 (g) B3  3,150,000  3,205,125
  3,700,975
TOTAL TECHNOLOGY   54,495,925
TRANSPORTATION - 1.8%
AIR TRANSPORTATION - 0.2%
US Air Inc., pass through trust
 8 5/8%, 9/1/98 B1  5,000,000  5,075,000
RAILROADS - 1.2%
TFM SA de CV (g):
 10 1/4%, 6/15/07 B2  2,520,000  2,564,100
 0%, 6/15/09 (d) B2  8,660,000  5,001,150
Transtar Holdings LP/Transtar
 Capital Corp. 0%,
 12/15/03 (d) B-  17,941,000  15,249,850
  22,815,100
TRUCKING & FREIGHT - 0.4%
Greyhound Lines, Inc.
 11 1/2%, 4/15/07 (g) B3  6,860,000  7,305,900
TOTAL TRANSPORTATION   35,196,000
UTILITIES - 9.2%
CELLULAR - 6.0%
Arch Communications Group,
 Inc. 0%, 3/15/08 (d) B3  12,070,000  6,366,925
Clearnet Communications, Inc.
 yankee 0%, 12/15/05 (d) B3  11,420,000  7,508,650
Fonorola, Inc.
 12 1/2%, 8/15/02 B2  1,020,000  1,122,000
McCaw International Ltd. unit
 0%, 4/15/07 (d)(g) CCC  27,110,000  13,012,800
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (d) B3  28,060,000  15,713,600
Millicom International Cellular

 SA 0%, 6/1/06 (d) B3  49,000,000  35,035,000
Mobile Telecommunications
 Technologies Corp.
 13 1/2%, 12/15/02 B3  10,825,000  11,420,375
Omnipoint Corp.:
 11 5/8%, 8/15/06 B2  2,150,000  2,031,750
 Series A, 11 5/8%, 8/15/06 B3  5,980,000  5,651,100
Pagemart, Inc.
 0%, 11/1/03 (d) -  3,250,000  2,811,250
Pagemart Nationwide, Inc.
 0%, 2/1/05 (d) -  7,070,000  5,267,150
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (d)(g) B-  7,670,000  4,084,275

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
USA Mobile Communications,
 Inc. II 9 1/2%, 2/1/04 B2 $ 3,970,000 $ 3,692,100
  113,716,975
ELECTRIC UTILITY - 0.3%
CMS Energy Corp.
 8 1/8%, 5/15/02 Ba3  5,680,000  5,722,600
TELEPHONE SERVICES - 2.9%
Brooks Fiber Properties, Inc.
 11 7/8%, 11/1/06 -  5,730,000  3,695,850
GST USA, Inc.
 0%, 12/15/05 (d) -  11,110,000  6,888,200
Hyperion Telecommunications,
 Inc., Series B,
 0%, 4/15/03 (d) -  12,560,000  6,311,400
McLeodUSA, Inc.
 0%, 3/1/07 (d)(g) B3  11,000,000  7,012,500
Nextlink Communications, Inc.
 12 1/2%, 4/15/06 -  700,000  743,750
RSL Communications Ltd./
 RSL Communications PLC
 12 1/4%, 11/15/06 -  9,140,000  9,299,950
Shared Technologies Fairchild
Communications Corp.
 0%, 3/1/06 (d) Caa  18,290,000  16,323,825
Teleport Communications
 Group, Inc.:
 8%, 8/1/05 B1  5,550,000  4,002,938
 9 7/8%, 7/1/06 B1  310,000  330,925
 54,609,338
TOTAL UTILITIES   174,048,913
TOTAL NONCONVERTIBLE BONDS   1,321,290,213
TOTAL CORPORATE BONDS
 (Cost $1,309,051,600)  1,333,674,713
COMMERCIAL MORTGAGE SECURITIES - 0.0%
Lennar Central Partners LP
 Series 1995-1 Class F,
 11.70%, 5/15/05 (g) -  63,357  63,951
Meritor Mortgage Security Corp.
 Series 1987-1 Class B,
 9.40%, 2/1/00 (b)(g) -  1,350,000  267,165
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $220,926)   331,116
COMMON STOCKS - 7.9%
 SHARES
AEROSPACE & DEFENSE - 0.3%
Fairchild Corp. Class A  289,000  5,202,000
BASIC INDUSTRIES - 0.5%
CHEMICALS & PLASTICS - 0.1%
Foamex International, Inc. (a)  182,800  2,399,250
Foamex-JPS Automotive LP/Foamex
 JPS Capital Corp. warrants 7/1/99 (a)  530  14,840
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
CHEMICALS & PLASTICS - CONTINUED
Sterling Chemical Holdings
 warrants 8/15/08 (a)  340 $ 11,900
 2,425,990
PAPER & FOREST PRODUCTS - 0.4%
Gaylord Container Corp. Class A (a)  860,600  6,723,438
SDW Holdings Corp. (a):
 warrants 12/15/06  7,609  38,045
 Series B warrants 12/16/06  4,450  75,650
 6,837,133
TOTAL BASIC INDUSTRIES   9,263,123
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Arena Brands Holdings Corp. Class B  48,889  1,974,630
HM/Hat Brands Trust Class I unit (a)(f)  340,000  -
  1,974,630
ENERGY - 1.0%
OIL & GAS - 1.0%
Harcor Energy, Inc. (a)  469,000  2,814,000
Harcor Energy, Inc.
 warrants 7/24/00 (a)  330,000  742,500
Ocean Energy, Inc. (a)  304,200  14,069,250
Snyder Oil Corp.   50,000  918,750
  18,544,500

FINANCE - 0.0%
SECURITIES INDUSTRY - 0.0%
ECM Corp. LP (g)  3,000  300,000
HEALTH - 0.0%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology,
 Inc. warrants 6/30/03 (a)  3,212  321,200
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
POLLUTION CONTROL - 0.7%
Allied Waste Industries, Inc. (a)  717,300  12,463,088
MEDIA & LEISURE - 3.3%
BROADCASTING - 1.9%
American Radio Systems Corp. Class A (a)  216,900  8,648,888
Benedek Communications Corp.
 warrants 7/1/00 (a)  57,600  115,200
CS Wireless Systems, Inc. (a)(g)  3,514  -
Jacor Communications, Inc. Class A (a)  310,600  11,880,450
PanAmSat Corp. (a)  342,400  9,929,600
United International Holdings, Inc.
 Class A (a)  441,100  4,576,413
  35,150,551
ENTERTAINMENT - 0.0%
Live Entertainment, Inc. (a)(f):
 $2.00 warrants 3/28/98  232,000  11,600
 $2.72 warrants 3/28/98  221,765  11,088
  22,688
LEISURE DURABLES & TOYS - 0.1%
IHF Capital, Inc. (a)(g):
 Series H warrants 11/15/04  10,250  1,691,250
 Series I warrants 11/14/99  5,890  323,950
  2,015,200

 SHARES VALUE (NOTE 1)
LODGING & GAMING - 1.0%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  90,000 $ 112,500
Host Marriott Corp. (a)  651,300  11,601,281
Motels of America, Inc. (a)  3,000  93,000
Showboat, Inc.   437,300  7,625,419
 19,432,200
PUBLISHING - 0.3%
Big Flower Press Holdings, Inc. (a)  304,200  6,312,150
TOTAL MEDIA & LEISURE   62,932,789
NONDURABLES - 0.3%
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetics, Inc.
 warrants 8/31/06 (a)(g)  12,750  1,402,500
TOBACCO - 0.3%
North Atlantic Trading, Inc.
 unit (a)(g)  210,000  5,302,500
TOTAL NONDURABLES   6,705,000
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.1%
Lamonts Apparel, Inc. (a)  35,870  3,364
Lamonts Apparel, Inc.
 warrants 6/10/99 (a)  66,214  -
Mothers Work (a)(h)  209,100  1,515,975
 1,519,339
GROCERY STORES - 0.1%
Food 4 Less Holdings, Inc.
 warrants 12/31/02 (a)(f)  155,047  2,248,182
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Jewelry Manufacturing
 Corp. Class A (a)  8,374  2,094
TOTAL RETAIL & WHOLESALE   3,769,615
SERVICES - 0.6%
Orion Network Systems, Inc. (a)  358,700  3,945,700
Protection One, Inc. (a)  469,200  6,334,200
Protection One, Inc.
 warrants 6/30/05 (a)  74,560  708,320
Vestar/LPA Investment Corp. (a)  5,177  103,540
 11,091,760
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Exide Electronics Group, Inc. (a)  117,600  1,389,150
Exide Electronics Group, Inc.
 warrants 3/15/06 (a)(g)  6,770  169,250
 1,558,400
UTILITIES - 0.8%
CELLULAR - 0.8%
Intercel, Inc. warrants 2/1/06 (a)  56,448  282,240
Microcell Telecommunications, Inc. (a):
 warrants 6/1/06  112,240  1,403,000
 conditional warrants 6/1/06  112,240  70,150
Pagemart Wireless, Inc. Class A (a)  1,446,000  12,291,000
 14,046,390
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.0%
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(g)  12,560 $ 376,800
NextLink Communications, Inc.
 warrants 2/1/09 (a)  663,204  6,632

RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  9,140  274,200
  657,632
TOTAL UTILITIES   14,704,022
TOTAL COMMON STOCKS
 (Cost $121,699,279)   148,830,127
PREFERRED STOCKS - 16.2%
CONVERTIBLE PREFERRED STOCKS - 0.9%
MEDIA & LEISURE - 0.9%
BROADCASTING - 0.2%
Benedek Communications Corp. 15% (a)  33,600  3,679,200
LODGING & GAMING - 0.7%
Host Marriott Financial Trust
 $3.375 (g)  251,200  14,538,200
TOTAL MEDIA & LEISURE   18,217,400
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Town & Country Corp. pay-in-kind  128  64
TOTAL CONVERTIBLE PREFERRED STOCKS  18,217,464
NONCONVERTIBLE PREFERRED STOCKS - 15.3%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
SDW Holdings Corp. 15% (g)  44,500  1,596,438
FINANCE - 1.0%
CREDIT & OTHER FINANCE - 0.5%
American Annuity Group Capital
 Trust II 8 3/4%  8,910  8,865,450
SAVINGS & LOANS - 0.5%
California Federal Bank FSB:
 Series B, 10 5/8%  15,610  1,713,198
 11 1/2%  1,778  199,136
California Federal Preferred Capital Corp.
 9 1/8%  308,750  7,873,125
  9,785,459
TOTAL FINANCE  18,650,909
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Ampex Corp. 8% (a)(f)  1,589  1,235,114
MEDIA & LEISURE - 9.6%
BROADCASTING - 9.4%
American Radio Systems Corp.
 11 3/8% pay-in-kind  133,856  14,255,664
Cablevision System Corp.:
 11 1/8% depositary shares pay-in-kind  140,667  14,137,034
 Series H, $11.75 pay-in-kind  157,433  16,294,316

 SHARES VALUE (NOTE 1)
Capstar Broadcasting Partners, Inc.
 12% (g)  35,630 $ 3,607,538
Chancellor Radio Broadcasting Co.:
 12% pay-in-kind (g)  10,317  1,114,236
 Series A, 12 1/4%  64,300  8,198,250
Citadel Broadcasting Co.
 13 1/4% pay-in-kind (g)  84,000  8,400,000
PanAmSat Corp. 12 3/4% pay-in-kind  43,047  52,517,340
Sinclair Capital 11 5/8%, (g)  75,000  7,912,500
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  47,834  52,856,570
  179,293,448
PUBLISHING - 0.2%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  29,748  3,246,251
 Series D, $10  5,400  544,050
  3,790,301
TOTAL MEDIA & LEISURE   183,083,749
NONDURABLES - 0.6%
HOUSEHOLD PRODUCTS - 0.6%
Renaissance Cosmetics, Inc.
 pay-in-kind 14%  14,156  12,457,280
SERVICES - 0.3%
Loewen Group Capital LP,
 Series A, $2.36  200,000  5,300,000
TECHNOLOGY - 1.5%
COMMUNICATIONS EQUIPMENT - 1.5%
Intermedia Communications, Inc.
 pay-in-kind 13 1/2%  27,596  28,492,870
UTILITIES - 2.1%
TELEPHONE SERVICES - 2.1%
ICG Holdings, Inc. 14 1/4% pay-in-kind  3,713  3,954,345
NextLink Communications, Inc.
 pay-in-kind 14%  684,175  35,406,056
  39,360,401
TOTAL NONCONVERTIBLE PREFERRED STOCKS   290,176,761
TOTAL PREFERRED STOCKS
 (Cost $289,883,326)   308,394,225
CASH EQUIVALENTS - 5.7%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated
 6/30/97 due 7/1/97:
 at 5 7/8%  $ 11,175,824  11,174,000
 at 5.93%   97,367,036  97,351,000
TOTAL CASH EQUIVALENTS   108,525,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,829,380,131)   $ 1,899,755,181
LEGEND
1. Non-income producing
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION COST
SECURITY DATE (000S)
Ampex Corp. 8%  2/16/95 $ 834,225
Food 4 Less Holdings,  12/30/92 $ 229,281
 Inc. warrants 12/31/02 to 5/17/93
HM/Hat Brands Trust
 Class I unit  2/22/94 $ 340,000
Live Entertainment, Inc.:
 $2.00 warrants 3/28/98 3/23/93 $ 220,717
 $2.72 warrants 3/28/98 3/23/93 $ 131,863
7. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $338,705,668 or 17.7% of net assets.
8. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Mothers Work  $ - $ - $ - $1,515,975
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,303,270,433 and $1,021,325,332, respectively, of which U.S. government and government agency obligations aggregated $49,578,125 and $97,601,563, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $2,362 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
  MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 5.5% BB 5.9%
B 50.4% B 49.6%
Caa 6.7% CCC 5.2%
Ca, C 0.0% CC, C 0.9%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 5.2%. FMR has determined that unrated debt securities that are lower quality account for 5.2% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,829,386,624. Net unrealized appreciation aggregated $70,368,557, of which $95,952,177 related to appreciated investment securities and $25,583,620 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND: HIGH INCOME PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES


 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (including repurchase agreements of $108,525,000) (cost $1,829,380,131) -     $ 1,899,755,181
See accompanying schedule

Cash                                                                                                              12,332,427

Receivable for investments sold                                                                                   17,307,645

Dividends receivable                                                                                               3,882,207

Interest receivable                                                                                               26,709,841

Other receivables                                                                                                     13,035

 TOTAL ASSETS                                                                                                     1,960,000,336

LIABILITIES

Payable for investments purchased                                                                 $   45,858,116

Payable for fund shares redeemed                                                                       1,878,115

Accrued management fee                                                                                   935,372

Other payables and                                                                                       206,898
accrued expenses

 TOTAL LIABILITIES                                                                                                   48,878,501

NET ASSETS                                                                                                       $1,911,121,835

Net Assets consist of:

Paid in capital                                                                                                  $1,732,723,161

Undistributed net investment income                                                                                  73,506,048

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions                  34,517,576

Net unrealized appreciation (depreciation) on investments                                                            70,375,050

NET ASSETS, for 153,746,684                                                                                      $1,911,121,835
shares outstanding

NET ASSET VALUE, offering price                                                                                    $ 12.43
and redemption price per share ($1,911,121,835 (divided by)
153,746,684 shares)

STATEMENT OF OPERATIONS

 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                        $13,388,030
Dividends

Interest                                                                                  67,053,640

 TOTAL INCOME                                                                             80,441,670

EXPENSES

Management fee                                                          5,086,045

Transfer agent fees                                                     632,302

Accounting fees and expenses                                            405,554

Non-interested trustees' compensation                                   3,770

Custodian fees and expenses                                             27,408

Registration fees                                                       2,989

Audit                                                                   20,017

Legal                                                                   5,001

Miscellaneous                                                           49,506

 Total expenses before reductions                                       6,232,592

 Expense reductions                                                     (10,217)     6,222,375

NET INVESTMENT INCOME                                                                74,219,295

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                  36,015,078

 Foreign currency transactions                                          355          36,015,433

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                  19,411,450

 Assets and liabilities in                                              16           19,411,466
 foreign currencies

NET GAIN (LOSS)                                                                      55,426,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $129,646,194

OTHER INFORMATION                                                    $     7,004
Expense reductions
 Directed brokerage arrangements

 Custodian credits                                                         3,213

                                                                     $    10,217


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS          SIX MONTHS           YEAR ENDED
                                           ENDED                DECEMBER 31,
                                           JUNE 30, 1997        1996
                                           (UNAUDITED)

Operations                                                                                  $ 74,219,295     $ 113,508,707

Net investment income

Net realized gain (loss)                                                                      36,015,433        15,837,127

Change in net unrealized appreciation (depreciation)                                          19,411,466        35,065,622

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              129,646,194      164,411,456

Distributions to shareholders                                                               (116,014,735)     (81,893,762)

From net investment income

From net realized gain                                                                       (14,338,900)     (16,022,693)

TOTAL DISTRIBUTIONS                                                                         (130,353,635)     (97,916,455)

Share transactions                                                                           645,716,095    1,058,212,273

Net proceeds from sales of shares

Reinvestment of distributions                                                                130,353,635       97,916,455

Cost of shares redeemed                                                                     (453,062,260)    (673,801,481)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                      323,007,470      482,327,247

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                      322,300,029      548,822,248

NET ASSETS

Beginning of period                                                                        1,588,821,806    1,039,999,558

End of period (including undistributed net investment income of $73,506,048 and
$113,174,121,                                                                            $ 1,911,121,835  $ 1,588,821,806

respectively)

OTHER INFORMATION

Shares

Sold                                                                                          53,868,295       89,104,560

Issued in reinvestment of distributions                                                       11,056,288        8,680,536

Redeemed                                                                                     (38,063,304)     (57,202,172)

Net increase (decrease)                                                                       26,861,279       40,582,924


SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)                 1996                        1995          1994          1993 E        1992
Net asset value, beginning of period                 $12.520       $12.050      $10.750       $11.990        $10.820        $ 9.550

Income from Investment Operations                       .519 D        .927         .856          .770           .728           .790
Net investment income

 Net realized and unrealized gain (loss)               (.391)         .643        1.224         (.910)         1.332          1.290

 Total from investment operations                       .910         1.570        2.080         (.140)         2.060          2.080

Less Distributions

From net investment income                             (.890)        (.920)       (.780)        (.730)         (.794)         (.810)


In excess of net investment income                     -             -            -             -              (.036)         -

From net realized gain                                 (.110)        (.180)       -             (.370)         (.060)         -

 Total distributions                                  (1.000)       (1.100)       (.780)       (1.100)         (.890)         (.810)


Net asset value, end of period                       $12.430       $12.520      $12.050       $10.750        $11.990        $10.820

TOTAL RETURN B, C                                       7.70%        14.03%       20.72%        (1.64)%        20.40%         23.17%


RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)           $1,911,122    $1,588,822   $1,040,000      $569,417       $463,931       $200,591

Ratio of expenses to average net assets                  .73% A        .71%         .71%          .71%           .64% F         .67%


Ratio of net investment income to average
net assets                                              8.70% A       9.09%        9.32%         8.75%          8.69%         10.98%


Portfolio turnover rate                                  130% A        123%         132%          122%           155%           160%


Average commission rate G                         $    .0379    $     .370

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT
  REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
  DURING THE PERIODS SHOWN.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES
  OUTSTANDING DURING THE PERIOD.
E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2,
  "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED
  TO DISCLOSE ITS AVERAGE

COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                      PAST 1   PAST 5   LIFE OF
JUNE 30, 1997                                      YEAR     YEARS    FUND

ASSET MANAGER                                       20.45%   12.43%    12.43%

S&P 500(registered trademark)                       34.70%   19.78%    15.73%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, September 6, 1989. If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
  1989/09/30      10000.00        10000.00
10000.00
  1989/10/31      10020.02         9768.00
10056.80
  1989/11/30      10060.06         9967.27
10176.58
  1989/12/31      10091.09        10206.48
10276.51
  1990/01/31       9868.42         9521.63
10028.74
  1990/02/28       9969.64         9644.46
10092.83
  1990/03/31      10050.61         9900.03
10192.14
  1990/04/30       9919.03         9652.53
10098.07
  1990/05/31      10425.10        10593.65
10527.54
  1990/06/30      10506.07        10521.62
10593.12
  1990/07/31      10485.83        10487.95
10657.74
  1990/08/31      10141.70         9539.84
10328.10
  1990/09/30       9929.15         9075.25
10235.77
  1990/10/31       9979.76         9036.22
10309.16
  1990/11/30      10465.59         9619.96
10618.33
  1990/12/31      10769.23         9888.36
10792.26
  1991/01/31      11284.56        10319.49
10998.06
  1991/02/28      11726.26        11057.34
11273.46
  1991/03/31      11915.56        11324.93

11395.89
  1991/04/30      12094.35        11352.11
11470.64
  1991/05/31      12367.79        11842.52
11652.80
  1991/06/30      12146.94        11300.13
11501.78
  1991/07/31      12451.92        11826.72
11732.96
  1991/08/31      12704.33        12107.01
11941.81
  1991/09/30      12777.94        11904.82
11998.53
  1991/10/31      12862.08        12064.35
12105.32
  1991/11/30      12651.74        11578.15
12021.91
  1991/12/31      13198.62        12902.69
12614.23
  1992/01/31      13366.89        12662.70
12476.36
  1992/02/29      13626.47        12827.32
12556.08
  1992/03/31      13593.27        12577.19
12465.30
  1992/04/30      13792.52        12946.96
12618.63
  1992/05/31      13936.42        13010.40
12742.54
  1992/06/30      13925.35        12816.54
12748.15
  1992/07/31      14157.81        13340.74
13094.39
  1992/08/31      14113.53        13067.25
13044.11
  1992/09/30      14202.09        13221.45
13188.37
  1992/10/31      14224.22        13267.72
13135.88
  1992/11/30      14534.17        13720.15
13311.12
  1992/12/31      14744.49        13888.91
13474.31
  1993/01/31      15010.15        14005.57
13642.74
  1993/02/28      15150.92        14196.05
13832.92
  1993/03/31      15579.83        14495.59
13974.84
  1993/04/30      15672.57        14144.79
13889.88
  1993/05/31      15939.19        14523.87
14039.05
  1993/06/30      16066.70        14565.99
14188.15
  1993/07/31      16263.77        14507.73
14206.31
  1993/08/31      16739.04        15057.57
14555.79
  1993/09/30      16750.64        14941.63
14540.94
  1993/10/31      17202.73        15250.92
14690.42
  1993/11/30      17179.54        15106.04
14577.30
  1993/12/31      17875.07        15288.82
14678.18
  1994/01/31      18443.09        15808.64
14966.46
  1994/02/28      17857.33        15380.23
14682.69
  1994/03/31      17017.99        14709.65
14303.29
  1994/04/30      17030.15        14897.93
14340.48
  1994/05/31      17176.13        15142.26
14437.14
  1994/06/30      16847.69        14771.27
14292.76
  1994/07/31      17139.63        15255.77
14594.63
  1994/08/31      17541.06        15881.26
14845.95
  1994/09/30      17334.15        15492.17
14628.31
  1994/10/31      17419.36        15840.74
14768.45
  1994/11/30      17163.73        15263.82
14553.89
  1994/12/31      16786.37        15490.18
14689.12
  1995/01/31      16676.82        15891.84
14963.69
  1995/02/28      16946.97        16511.15

15337.61
  1995/03/31      17170.77        16998.39
15572.33
  1995/04/30      17444.31        17498.99
15852.32
  1995/05/31      17668.12        18198.43
16377.48
  1995/06/30      17817.32        18621.18
16596.81
  1995/07/31      18451.43        19238.66
16808.32
  1995/08/31      18675.24        19286.95
16918.98
  1995/09/30      18911.47        20100.85
17284.77
  1995/10/31      18662.80        20029.09
17383.15
  1995/11/30      19147.71        20908.37
17811.48
  1995/12/31      19632.62        21311.07
18066.96
  1996/01/31      20055.36        22036.50
18374.75
  1996/02/29      20001.35        22240.77
18307.28
  1996/03/31      20213.99        22454.95
18329.47
  1996/04/30      20426.62        22785.94
18405.65
  1996/05/31      20586.10        23373.59
18599.57
  1996/06/30      20772.16        23462.64
18738.02
  1996/07/31      20426.62        22426.06
18440.99
  1996/08/31      20466.49        22899.03
18597.29
  1996/09/30      21210.73        24187.79
19153.95
  1996/10/31      21755.62        24854.88
19550.66
  1996/11/30      22832.10        26733.66
20293.51
  1996/12/31      22499.85        26204.07
20066.55
  1997/01/31      23177.64        27841.30
20726.94
  1997/02/28      23377.96        28059.58
20837.00
  1997/03/31      22488.67        26906.61
20325.55
  1997/04/30      23257.38        28512.93
21062.97
  1997/05/31      24372.77        30248.80
21793.43
  1997/06/30      25020.90        31603.95
22394.49
Let's say hypothetically that $10,000 was invested in Asset Manager Portfolio on September 30, 1989, shortly after the fund started. By June 30, 1997, the value of the investment would have grown to $25,021 - a 150.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500, would have grown to $31,604 over the same period - a 216.04% increase on the initial investment.
You can also look at how the Fidelity Composite Index did over the same period. The composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (216.04%), Lehman Brothers Aggregate Bond Index (89.88%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (47.88%) - according to the fund's neutral mix,* assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $22,394 - a 123.94% increase.
* 50% STOCKS, 40% BONDS AND 10% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40% AND 30%, RESPECTIVELY, PRIOR TO JUNE 1, 1992.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                                        % OF FUND'S
                                                        INVESTMENTS

Philip Morris Companies, Inc.                           5.2

Federal National Mortgage Association                   4.5

Federal Home Loan Mortgage Corporation                  2.1

General Motors Corp.                                    1.9

International Business Machines Corp.                   1.8

TOP FIVE BOND ISSUERS AS OF JUNE 30, 1997
(WITH MATURITIES MORE THAN ONE YEAR)                    % OF FUND'S
                                                        INVESTMENTS

U.S. Treasury Obligations                               5.8

Federal National Mortgage Association                   4.0

Government National Mortgage Association                1.1

Ford Motor Credit Co.                                   0.8

AT&T Capital Corp.                                      0.5

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 5.9
Row: 1, Col: 2, Value: 31.7
Row: 1, Col: 3, Value: 62.2
Stock class  62.0%
Bond class  31.9%
Short-term class  6.1%
FOREIGN INVESTMENTS  11.4%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS
DEFINED
IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS

VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Habermann (top left), Portfolio Manager of Asset Manager Portfolio, George Vanderheiden (top right), sub-manager for stocks, Charles Morrison (bottom left), sub-manager for bonds, and John Todd (bottom right), sub-manager for short-term/money market instruments. Charles Morrison became sub-manager for bonds on February 3, 1997, and John Todd became sub-manager for short-term/money market instruments on December 1, 1996.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund's performance historically has been compared to that of the Standard & Poor's 500 Index. However, there are some significant differences between the make-up of the fund and the composition of the index. While the S&P 500 is made up exclusively of stocks, the fund invests in stocks, bonds and short-term/money market instruments. The fund allocates assets among these three categories in order to help control both volatility and risk relative to funds or indexes that invest only in stocks. That being said, the S&P 500 posted a strong 20.61% return during the six months that ended June 30, 1997, and 34.70% over the 12 months ended June 30, 1997. Since the fund is diversified into other asset classes that didn't perform as well as stocks, the fund's performance lagged that of the S&P 500. However, the fund did benefit from the performance of its equity investments and its small stake in high-yield bonds, while the bond and short-term money market portions of the fund performed in line with their respective markets.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of June 1997, the fund's equity position stood at about 62%, 12% above the new neutral mix the fund instituted on January 1, 1997. That neutral mix comprises 50% stocks, 40% bonds and 10% short-term/money market instruments. In order to add to the equity portion, we reduced both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 32% in bonds and approximately 6% in short-term/money market instruments.
Q. WHY DID YOU INCREASE THE FUND'S STOCK INVESTMENTS?
D.H. Because the investing environment was very favorable not only for all financial assets, but especially for stocks. We've had limited inflation and corporate earnings continued to be strong. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations. These companies, however, generally were able to post earnings surprises through cost cutting and to sustain their stock prices by buying back shares. The positive side of the strong dollar is that it helps to control inflation by keeping import prices down. In addition, investors, especially those abroad, tend to feel more comfortable investing in U.S. markets when the dollar is strong, helping to sustain prices for both stocks and bonds.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. During the latter stages of the first quarter and the beginning of the second quarter, the bond market struggled because of concerns that continued economic growth might lead to inflation. Employment had reached a level where historically there should have been increased upward pressure on wages. The Federal Reserve Board tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% to 5.50% at the end of March. This move was well-telegraphed, so the rate increase was already priced into the market when the Fed acted. The Fed chose to keep rates steady in May, a stance that surprised many in the market who were anticipating another rate increase. The Fed stood pat mainly because economic growth slowed and there were few if any signs of inflationary pressure. From that point on, the bond market responded favorably.
Q. TURNING TO YOU, GEORGE, HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND
IN A VIRTUALLY NO-INFLATION ENVIRONMENT?
G.V. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to increase earnings and don't have to rely on price increases. Technology, health care and telecommunications fall within these areas. Second were the interest-sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third, I looked at global growers - companies with proprietary advantages, such as low costs or unique distribution channels and strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show great earnings growth by acquiring market share and paring costs.

Q. PHILIP MORRIS IS THE FUND'S LARGEST STOCK HOLDING. WHAT IS YOUR POSITION ON TOBACCO STOCKS?

G.V. I own tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be passed completely along to consumers.

Q. STOCK VALUATIONS WERE QUITE HIGH. WHY WAS THAT, AND WILL THEY STAY INFLATED?

G.V. We had a nearly perfect investing environment during the period - experiencing growth without inflation. Accelerating inflation is usually the killer of all bond and equity bull markets, but inflation just kept receding as the economic expansion continued. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% -everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations should deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.

Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?

C.M. For most of the period, I focused on positioning the bond portion of the portfolio more aggressively by increasing its weighting in corporate and mortgage-backed securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.

Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?

C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed well following the initial supply.

Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?

J.T. As Dick pointed out, the Fed raised the fed funds rate at its March meeting, but then chose not to continue to raise rates at its late May meeting. For now, the Fed appears to be in a holding pattern. Some believe that the Fed has abandoned the notion of being pre-emptive - seeking to head off inflation before it actually appears - and instead will respond only to actual evidence of inflation rather than trying to respond to underlying inflationary pressures.

Q. WHAT SORT OF STRATEGY DID YOU PURSUE?

J.T. Because Fed Chairman Alan Greenspan warned that the Fed might raise rates, I reduced the short-term/money market portion's average maturity to about 50 days in the first quarter. Once the market adjusted to the new, higher rate level and expectations of further Fed interest rate increases were built into the yield curve, the maturity was extended. That's because many longer-maturity instruments were attractively valued because their prices and yields reflected a more aggressive Fed interest rate posture than I felt was likely.

Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?

D.H. I believe that a lack of pricing power, among other things, makes it clear that corporations are not operating with a very strong wind at their backs. At the same time, U.S. companies - helped by advances in technology that help cut costs - are operating very efficiently, leading to many positive earnings surprises. I don't see much that would change that over the near future. Still, the economic pattern over the past year has been like a seesaw. That is, the economy has grown in spurts, picking up for one quarter then tailing off into weakness during the next. If the economy shows sustained strength, interest rates could rise and put some pressure on the markets. On the other hand, one could argue that rates might fall because inflation is at such a low level. As always, we'll have to wait and see what the future holds.

FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 61.1%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.2%
AEROSPACE & DEFENSE - 0.9%
Boeing Co.   625,500 $ 33,190,594
Gulfstream Aerospace Corp. (a)  44,000  1,298,000
  34,488,594
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.   258,800  13,198,800
SHIP BUILDING & REPAIR - 0.0%
Avondale Industries, Inc. (a)   21,600  453,600
Newport News Shipbuilding, Inc.   62,300  1,210,956
  1,664,556
TOTAL AEROSPACE & DEFENSE   49,351,950
BASIC INDUSTRIES - 3.0%
CHEMICALS & PLASTICS - 2.2%
Air Products & Chemicals, Inc.   74,500  6,053,125
du Pont (E.I.) de Nemours & Co.   848,100  53,324,288
Raychem Corp.   242,300  18,021,063
Union Carbide Corp.   227,800  10,720,838
  88,119,314
PACKAGING & CONTAINERS - 0.2%
Owens-Illinois, Inc. (a)  227,500  7,052,500
PAPER & FOREST PRODUCTS - 0.6%
Boise Cascade Corp.   145,100  5,123,844
Champion International Corp.   216,900  11,983,725
International Paper Co.   86,200  4,186,088
Willamette Industries, Inc.   29,400  2,058,000
  23,351,657
TOTAL BASIC INDUSTRIES   118,523,471
CONSTRUCTION & REAL ESTATE - 0.7%
CONSTRUCTION - 0.5%
Centex Corp.   89,800  3,648,125
D.R. Horton, Inc.   192,224  1,994,324
Fleetwood Enterprises, Inc.   364,581  10,869,071
Kaufman & Broad Home Corp.   183,700  3,226,231
U.S. Home Corp. (a)  19,700  523,281
  20,261,032
ENGINEERING - 0.2%
Fluor Corp.   143,600  7,924,925
TOTAL CONSTRUCTION & REAL ESTATE   28,185,957
DURABLES - 3.4%
AUTOS, TIRES, & ACCESSORIES - 2.9%
Cummins Engine Co., Inc.   148,500  10,478,531
Dana Corp.   56,900  2,162,200
Discount Auto Parts, Inc. (a)  111,000  2,164,500
Federal-Mogul Corp.   59,500  2,082,500
General Motors Corp.   1,355,090  75,461,574
Gentex Corp. (a)   53,400  1,054,650
Goodyear Tire & Rubber Co.   62,000  3,925,375
Honda Motor Co. Ltd.   99,000  2,979,197
Magna International, Inc. Class A  165,200  9,931,264
Superior Industries International, Inc.   250,300  6,632,950
  116,872,741
CONSUMER ELECTRONICS - 0.1%
Newell Co.   120,600  4,778,775

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.4%
Arena Brands Holdings Corp. Class B  8,445 $ 341,094
Burlington Industries, Inc. (a)  307,100  3,685,200
Liz Claiborne, Inc.  84,700  3,949,138
NIKE, Inc. Class B  116,300  6,789,013
Reebok International Ltd.   18,600  869,550
  15,633,995
TOTAL DURABLES   137,285,511
ENERGY - 5.0%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   275,800  8,049,913
OIL & GAS - 4.8%
Amerada Hess Corp.   119,600  6,645,275
Anadarko Petroleum Corp.   13,100  786,000
Atlantic Richfield Co.   223,500  15,756,750
British Petroleum PLC ADR  396,568  29,693,029
Burlington Resources, Inc.   304,400  13,431,650
Canada Occidental Petroleum Ltd.   5,800  130,229
Chevron Corp.   17,600  1,301,300
Elf Aquitaine SA sponsored ADR  61,800  3,364,238
Enron Oil & Gas Co.   38,400  696,000
Kerr-McGee Corp.   58,100  3,682,088
Louisiana Land & Exploration Co.   239,200  13,664,300
Mobil Corp.  35,200  2,459,600

Noble Affiliates, Inc.   22,800  882,075
Occidental Petroleum Corp.   515,100  12,909,694
Royal Dutch Petroleum Co. Ord.   119,200  6,196,385
Royal Dutch Petroleum Co.   911,600  49,568,250
Santa Fe Energy Resources, Inc. (a)  178,000  2,614,375
Sun Co., Inc.   74,400  2,306,400
Tosco Corp.   545,700  16,336,894
Total SA:
 Class B  30,733  3,104,555
 sponsored ADR  89,837  4,547,998
Union Pacific Resources Group, Inc.  40,600  1,009,925
  191,087,010
TOTAL ENERGY  199,136,923
FINANCE - 13.0%
BANKS - 0.4%
Canadian Imperial Bank of Commerce  5,000  126,028
Credit Suisse Group (Reg.)  63,600  8,159,425
NationsBank Corp.  87,500  5,643,750
  13,929,203
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  200,000  3,700,000
CREDIT & OTHER FINANCE - 1.1%
Fleet Financial Group, Inc.   710,900  44,964,425
FEDERAL SPONSORED CREDIT - 6.6%
Federal Home Loan Mortgage
Corporation  2,427,100  83,431,563
Federal National Mortgage Association  4,189,890  182,783,951
  266,215,514
INSURANCE - 4.4%
AFLAC, Inc.   96,600  4,564,350
Aegon NV (Reg.)  97,743  6,848,119
Allmerica Financial Corp.   126,900  5,060,138
Allstate Corp.   704,300  51,413,900
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
American International Group, Inc.   265,000 $ 39,584,375
CIGNA Corp.   40,500  7,188,750
Equitable of Iowa Companies   15,100  845,600
General Re Corp.   66,000  12,012,000
Loews Corp.   43,400  4,345,425
MGIC Investment Corp.   306,700  14,702,431
Nationwide Financial Services, Inc.
 Class A  14,400  382,500
PMI Group, Inc.   112,500  7,017,188
Provident Companies, Inc.   9,600  513,600
Providian Financial Corp. (a)  242,500  7,790,313
Reliastar Financial Corp.   42,081  3,077,173
Torchmark Corp.   142,300  10,138,875
Travelers Property Casualty Corp.
 Class A  34,500  1,375,688
UNUM Corp.   25,200  1,058,400
  177,918,825
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   131,400  9,198,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.   219,800  6,223,088
TOTAL FINANCE   522,149,055
HEALTH - 4.8%
DRUGS & PHARMACEUTICALS - 1.7%
American Home Products Corp.   10,700  818,550
Amgen, Inc.   211,800  12,310,875
Astra AB Class A Free shares  1,038,801  19,374,080
Merck & Co., Inc.   51,900  5,371,650
Novartis AG (Reg.)  9,900  15,810,195
Schering-Plough Corp.   339,100  16,234,413
  69,919,763
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Allegiance Corp.   20,180  549,905
Bard (C.R.), Inc.   99,000  3,594,938
Baxter International, Inc.   42,100  2,199,725
Biomet, Inc.   235,100  4,378,738
Boston Scientific Corp. (a)  12,000  737,250
Johnson & Johnson  26,900  1,731,688
St. Jude Medical, Inc. (a)  272,000  10,608,000
  23,800,244
MEDICAL FACILITIES MANAGEMENT - 2.5%
Columbia/HCA Healthcare Corp.   1,730,050  68,012,591
Health Management Associates, Inc.
 Class A (a)  12,900  367,650
Humana, Inc. (a)  465,400  10,762,375
Tenet Healthcare Corp. (a)  317,600  9,389,050
United HealthCare Corp.   198,300  10,311,600
  98,843,266
TOTAL HEALTH   192,563,273
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc. (a)  158,900  5,660,813
INDUSTRIAL MACHINERY & EQUIPMENT - 1.2%
ELECTRICAL EQUIPMENT - 0.7%
Emerson Electric Co.   59,200  3,259,700
General Electric Co.   268,400  17,546,650

 SHARES VALUE (NOTE 1)

Scientific-Atlanta, Inc.   135,300 $ 2,959,688
Sensormatic Electronics Corp.   46,200  594,825
Westinghouse Electric Corp.   205,600  4,754,500
  29,115,363
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
Caterpillar, Inc.   118,700  12,745,413
JLK Direct Distribution, Inc. Class A  1,000  25,625
Ultratech Stepper, Inc. (a)   150,000  3,431,250
  16,202,288
POLLUTION CONTROL - 0.1%
Browning-Ferris Industries, Inc.   143,400  4,768,050
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   50,085,701
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  35,500  852,000
HSN, Inc. (a)  27,045  845,156
TCI Group Class A  118,900  1,768,638
  3,465,794
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  10,200  446,250
Royal Caribbean Cruises Ltd.   64,200  2,242,988
  2,689,238
LEISURE DURABLES & TOYS - 0.4%
Nintendo Co. Ltd. Ord.   208,400  17,450,738
LODGING & GAMING - 0.7%
Bally Gaming International, Inc.
 warrants 7/29/98 (a)  38,400  48,000
Circus Circus Enterprises, Inc. (a)  319,300  7,862,763
Fitzgeralds South, Inc. warrants
 3/15/99 (a)(d)  420  -
HFS, Inc. (a)   56,100  3,253,800
Harrah's Entertainment, Inc. (a)  148,600  2,711,950
Mirage Resorts, Inc. (a)  317,000  8,004,250
Sun International Hotels Ltd. Ord. (a)  152,600  5,636,663
  27,517,426
PUBLISHING - 0.1%
Cognizant Corp.   89,200  3,612,600
RESTAURANTS - 0.5%
Brinker International, Inc. (a)    107,000  1,524,750
Lone Star Steakhouse Saloon (a)  79,100  2,056,600
McDonald's Corp.   334,700  16,170,194
Papa John's International, Inc. (a)  29,300  1,076,775
  20,828,319
TOTAL MEDIA & LEISURE   75,564,115
NONDURABLES - 6.0%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.   36,300  971,025
TOBACCO - 6.0%
Philip Morris Companies, Inc.   4,715,400  209,245,875
RJR Nabisco Holdings Corp.   925,330  30,535,890
UST, Inc.   42,400  1,176,600
  240,958,365
TOTAL NONDURABLES   241,929,390
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   34,800 $ 757,426
Newmont Mining Corp.   29,905  1,166,295
  1,923,721
RETAIL & WHOLESALE - 4.8%
APPAREL STORES - 0.3%
Gap, Inc.   80,600  3,133,325
TJX Companies, Inc.   273,400  7,210,925
  10,344,250
DRUG STORES - 0.0%
CVS Corp.   37,500  1,921,875
GENERAL MERCHANDISE STORES - 1.6%
Federated Department Stores, Inc. (a)   229,900  7,989,025
Proffitts, Inc. (a)  7,800  342,225
Wal-Mart Stores, Inc.   1,719,300  58,133,831
  66,465,081
GROCERY STORES - 0.2%
Safeway, Inc. (a)  186,900  8,620,763
RETAIL & WHOLESALE, MISCELLANEOUS - 2.7%
Circuit City Stores, Inc. -
 CarMax Group  21,900  313,444
Corporate Express, Inc.   149,600  2,159,850
Home Depot, Inc. (The)  732,000  50,462,250
Lowe's Companies, Inc.   623,600  23,151,150
Officemax, Inc. (a)  425,600  6,144,600
Office Depot, Inc. (a)  66,200  1,286,763
Rex Stores Corp. (a)  51,900  525,488
Staples, Inc. (a)   177,800  4,133,850
Toys "R" Us, Inc. (a)  356,300  12,470,500
U.S. Office Products Co. (a)  122,000  3,728,625
Viking Office Products, Inc. (a)  169,300  3,216,700
  107,593,220
TOTAL RETAIL & WHOLESALE   194,945,189
SERVICES - 0.0%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.  19,100  1,171,069
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   2,600  50,700
PRINTING - 0.0%

Donnelley (R.R.) & Sons Co.   4,800  175,800
SERVICES - 0.0%
PEAPOD, Inc.   8,400  94,500
TOTAL SERVICES   1,492,069
TECHNOLOGY - 9.7%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  15,900  401,475
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  130,100  16,284,072
Andrew Corp.   48,300  1,358,438
Cisco Systems, Inc. (a)  64,600  4,336,275
Nokia Corp. AB sponsored ADR  28,200  2,079,750
  24,460,010
COMPUTER SERVICES & SOFTWARE - 1.8%
American Management Systems, Inc. (a)  21,000  561,750
Automatic Data Processing, Inc.   195,300  9,179,100

 SHARES VALUE (NOTE 1)
CUC International, Inc.   140,500 $ 3,626,656
Ceridian Corp. (a)  125,300  5,293,925
CompUSA, Inc. (a)  82,400  1,771,600
Electronic Data Systems Corp.   341,600  14,005,600
First Data Corp.   254,300  11,173,306
Microsoft Corp. (a)   91,500  11,563,313
Netscape Communications Corp. (a)  22,100  708,581
Oracle Systems Corp. (a)  158,500  7,984,438
Paychex, Inc.   127,200  4,833,600
Policy Management Systems Corp. (a)  94,400  4,436,800
  75,138,669
COMPUTERS & OFFICE EQUIPMENT - 3.3%
Bay Networks, Inc. (a)  199,300  5,293,906
Compaq Computer Corp. (a)  298,100  29,586,425
Hewlett-Packard Co.   133,900  7,498,400
Ingram Micro, Inc. Class A (a)  26,900  648,963
International Business Machines Corp.   809,700  73,024,819
SCI Systems, Inc. (a)  189,700  12,093,375
Tech Data Corp. (a)   155,200  4,879,100
  133,024,988
ELECTRONIC INSTRUMENTS - 1.0%
Applied Materials, Inc. (a)   115,600  8,185,925
Cognex Corp. (a)  67,300  1,783,450
KLA Instruments Corp. (a)   24,200  1,179,750
Lam Research Corp. (a)  158,700  5,881,819
Novellus Systems, Inc. (a)   91,400  7,906,100
Teradyne, Inc. (a)  125,700  4,933,725
Thermo Electron Corp. (a)  141,300  4,804,200
Varian Associates, Inc.   80,800  4,383,400
  39,058,369
ELECTRONICS - 3.0%
AMP, Inc.   458,700  19,150,725
Atmel Corp. (a)   28,700  803,600
Intel Corp.   216,500  30,702,406
Methode Electronics, Inc. Class A  129,500  2,573,813
Microchip Technology, Inc. (a)  25,350  754,163
Micron Technology, Inc.  527,300  21,059,044
Molex, Inc.   83,000  2,894,625
Motorola, Inc.   17,200  1,307,200
Solectron Corp. (a)   393,700  27,559,000
Storage Technology Corp. (a)  67,400  2,999,300
Texas Instruments, Inc.   105,100  8,834,969
Thomas & Betts Corp.   5,000  262,813
  118,901,658
TOTAL TECHNOLOGY   390,583,694
TRANSPORTATION - 0.7%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. Class B (a)  31,300  1,093,544
Delta Air Lines, Inc.  21,200  1,738,400
Northwest Airlines Corp. Class A (a)  50,600  1,840,575
  4,672,519
RAILROADS - 0.4%
Bombardier, Inc. Class B  119,200  2,702,321
Burlington Northern Santa Fe Corp.  52,600  4,727,425
CSX Corp.   164,860  9,149,730
  16,579,476
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  105,500 $ 2,044,063
Stolt-Nielsen SA  31,300  590,788
  2,634,851
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   25,200  589,050
Yellow Corp. (a)  107,300  2,400,838
  2,989,888
TOTAL TRANSPORTATION   26,876,734
UTILITIES - 5.5%
CELLULAR - 1.8%
AirTouch Communications, Inc. (a)   734,100  20,095,988
360 Degrees Communications Co. (a)  35,900  614,788
Vodafone Group PLC sponsored ADR  620,800  30,070,000
Vodafone Group PLC  4,810,755  23,464,799
  74,245,575

ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc.   59,700  2,507,400
Entergy Corp.   181,000  4,954,875
  7,462,275
GAS - 0.1%
Enron Corp.   81,200  3,313,975
TELEPHONE SERVICES - 3.4%
AT&T Corp.    215,200  7,545,450
Ameritech Corp.  196,400  13,342,925
Bell Atlantic Corp.   141,700  10,751,488
BellSouth Corp.    332,000  15,396,500
Deutsche Telekom AG  82,400  1,978,450
MCI Communications Corp.   668,600  25,594,844
NextLink Communications, Inc.
 warrants 2/1/09 (a)  43,900  439
NYNEX Corp.    274,500  15,818,063
Qwest Communications
 International, Inc.  5,100  138,975
SBC Communications, Inc.  267,900  16,576,313
Sprint Corp.   531,200  27,954,400
WorldCom, Inc. (a)  72,600  2,323,200
 137,421,047
TOTAL UTILITIES   222,442,872
TOTAL COMMON STOCKS
 (Cost $1,979,750,356)   2,458,700,438
PREFERRED STOCKS - 1.0%
CONVERTIBLE PREFERRED STOCKS - 0.0%
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp.
 $3.52 pay-in-kind (a)   20,000  405,000
NONCONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Walden Residential Properties,
 Inc. 9.20%  49,000  1,237,250

 SHARES VALUE (NOTE 1)
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  1,490 $ 1,482,550
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  156,890  4,000,695
TOTAL FINANCE   5,483,245
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital
 Trust 9%  1,381  1,415,180
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.6%
American Radio Systems Corp.
 11.375% pay-in-kind  27,126  2,888,919
Cablevision System Corp. 11 1/8%
 depositary shares pay-in-kind  49,472  4,971,936
PanAmSat Corp. 12 3/4% pay-in-kind  202  246,440
SFX Broadcasting, Inc. 12 5/8%  29,474  3,175,824
Sinclair Capital 11 5/8% (d)  28,380  2,994,090
Time Warner, Inc., Series M, 10 1/4%
 pay-in-kind  8,770  9,690,850
 23,968,059
PUBLISHING - 0.1%
K-III Communications Corp.:
 Series B, $11.625 pay-in-kind  1,750  190,969
 Series D, $10  31,050  3,128,288
  3,319,257
TOTAL MEDIA & LEISURE   27,287,316
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  5,100  510,000
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
 14% pay-in-kind  45,453  2,352,193
TOTAL NONCONVERTIBLE PREFERRED STOCKS   38,285,184
TOTAL PREFERRED STOCKS
 (Cost $37,307,667)   38,690,184
NONCONVERTIBLE CORPORATE BONDS - 17.1%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.0%
Be Aerospace, Inc. 9 7/8%,
 2/1/06 B2 $ 270,000  284,175
Rohr, Inc. 11 5/8%, 5/15/03 Ba3  340,000  378,250
  662,425
DEFENSE ELECTRONICS - 0.1%
Tracor, Inc. 8 1/2%, 3/1/07  B1  1,170,000  1,181,700
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - CONTINUED
SHIP BUILDING & REPAIR - 0.1%

Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2 $ 920,000 $ 949,900
 9 1/4%, 12/1/06 B1  3,830,000  3,992,775
  4,942,675
TOTAL AEROSPACE & DEFENSE   6,786,800
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.2%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  1,270,000  1,289,050
Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (d) B3  320,000  324,000
General Chemical Corp.
 9 1/4%, 8/15/03 B2  1,320,000  1,349,700
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (d) B1  200,000  197,000
Praxair, Inc. 6.90%, 11/1/06 A3  4,000,000  3,949,200
Sterling Chemicals Holdings,
 Inc. 11 1/4%, 4/1/07 B3  1,870,000  1,982,200
  9,091,150
IRON & STEEL - 0.1%
Neenah Corp. 11 1/8%,
 5/1/07 (d) B3  1,690,000  1,791,400
METALS & MINING - 0.0%
Well Aluminum Corp.
 10 1/8%, 6/1/05 (d) B2  80,000  82,400
PACKAGING & CONTAINERS - 0.2%
BWAY Corp. 10 1/4%,
 4/15/07 (d) B2  1,490,000  1,601,750
Owens-Illinois, Inc.:
 7.85%, 5/15/04 Ba1  1,180,000  1,196,225
 9.95%, 10/15/04 Ba3  3,030,000  3,211,800
 8.10%, 5/15/07 Ba1  940,000  952,925
Silgan Holdings, Inc.
 9%, 6/1/09 (d) B1  2,060,000  2,075,450
  9,038,150
PAPER & FOREST PRODUCTS - 0.2%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (d) B3  860,000  881,500
Florida Coast Paper Co. LLC/
 Florida Coast Paper Finance
 Corp., Series B, 12 3/4%,
 6/1/03 Caa  900,000  929,250
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  220,000  231,275
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  1,780,000  1,788,900
 9 7/8%, 5/1/06 Caa  190,000  191,425
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  690,000  650,325
Riverwood International Corp.
 10 1/4%, 4/1/06 B3  1,730,000  1,704,050

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Stone Container Corp.
 10 3/4%, 10/1/02 B1 $2,540,000 $2,679,700
  9,056,425
TOTAL BASIC INDUSTRIES 29,059,525
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Building Materials Corp. of
 America 0%, 7/1/04 (b) B1  3,790,000  3,448,900
Falcon Building Products, Inc.
 9 1/2%, 6/15/07 (d) B3  90,000  89,325
Nortek, Inc. 9 1/4%, 3/15/07 Ba3  790,000  805,800
 4,344,025
CONSTRUCTION - 0.1%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 Ba3  1,950,000  2,130,375
REAL ESTATE - 0.0%
Iron Mountain, Inc. 10 1/8%,
 10/1/06 B3  1,050,000  1,115,625
TOTAL CONSTRUCTION & REAL ESTATE   7,590,025
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
 12%, 8/1/04 B3  1,313,000  1,463,995
Blue Bird Body Co. 10 3/4%,
 11/15/06 B2  1,545,000  1,637,700
Delco Remy International, Inc.
 10 5/8%, 8/1/06 (d) B2  390,000  413,400
Tennessee Gas Pipeline Co.
 7%, 3/15/27 Baa3  2,630,000  2,628,422
  6,143,517
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%,
 3/1/02 B3  2,470,000  2,587,325
Knoll, Inc. 10 7/8%,
 3/15/06 B1  623,000  689,194
  3,276,519
TEXTILES & APPAREL - 0.3%
GFSI, Inc. 9 5/8%, 3/1/07 (d) B3  2,480,000  2,504,800
Levi Strauss & Co. 7%,

 11/1/06 (d) Baa2  7,700,000  7,616,840
  10,121,640
TOTAL DURABLES   19,541,676
ENERGY - 0.9%
ENERGY SERVICES - 0.3%
Falcon Drilling, Inc. 9 3/4%,
 1/15/01 Ba3  930,000  953,250
Parker Drilling Co. 9 3/4%,
 11/15/06 B1  310,000  323,950
Petroliam Nasional BHD yankee
 7 1/8%, 10/18/06 (d) A1  7,000,000  7,023,870
Pride Petroleum Services, Inc.
 9 3/8%, 5/1/07 Ba3  1,690,000  1,749,150
  10,050,220
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 0.6%
Energy Corp. America 9 1/2%,
 5/15/07 (d) B2 $ 2,800,000 $ 2,758,000
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  1,780,000  1,860,100
Forcenergy, Inc. 8 1/2%,
 2/15/07 B2  1,300,000  1,270,750
Gulf Canada Resources Ltd.
 yankee 9 5/8%, 7/1/05 Ba2  990,000  1,060,538
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  2,680,000  2,642,105
Occidental Petroleum Corp.:
 10.94%, 5/17/00 Baa3  2,700,000  2,989,575
 6.39%, 11/9/00 Baa3  1,000,000  987,290
 8 1/2%, 11/9/01 Baa2  1,251,000  1,325,022
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (d) B3  1,860,000  1,860,000
Pennzoil Co. 9 5/8%,
 11/15/99 Baa3  2,260,000  2,407,827
Petsec Energy, Inc. 9 1/2%,
 6/15/07 (d) B3  190,000  190,000
Ras Laffan Liquid Natural
 Gas Co. Ltd. yankee
 7.628%, 9/15/06 (d) A3  4,880,000  4,942,513
United Refining Co. 10 3/4%,
 6/15/07 (d) B2  760,000  752,400
  25,046,120
TOTAL ENERGY   35,096,340
FINANCE - 6.4%
ASSET-BACKED SECURITIES - 1.1%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  8,550,000  9,875,250
Caterpillar Financial Asset Trust
 6.55%, 5/22/02 A3  880,000  881,925
CPS Auto Grantor Trust
 6.55%, 12/15/02 Aaa  3,269,748  3,276,900
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  1,800,000  1,803,924
 6.80%, 6/15/27 Aaa  1,900,000  1,909,500
 6.45%, 9/15/28 Aaa  3,640,000  3,629,763
Olympic Automobile Receivables
 Trust:
  6.40%, 9/15/01 Aaa  4,550,000  4,561,577
  6.70%, 3/15/02 Aaa  2,150,000  2,159,407
Premier Auto Trust:
 8.05%, 4/4/00 Aaa  6,804,000  6,914,565
 6%, 5/6/00  Aaa  2,320,000  2,317,819
WFS Financial Owner Trust
 6.55%, 10/20/04  Aaa  4,430,000  4,417,984
  41,748,614
BANKS - 1.7%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  7,000,000  6,971,090
Banc One Corp. 6.70%,
 3/24/00 Aa3  4,500,000  4,520,970

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BanPonce Financial Corp.
 7.72%, 4/13/00 A3 $ 2,000,000 $ 2,042,740
BanPonce Corp. 6.665%,
 3/5/01 A3  4,450,000  4,428,952
BanPonce Trust I 8.327%,
 2/1/27 (d) Baa1  6,450,000  6,518,241
Capital One Bank:
 6.74%, 5/31/99 Baa3  4,000,000  4,005,080
 7.20%, 7/19/99 Baa3  8,000,000  8,093,760
 6.42%, 11/12/99 Baa3  4,900,000  4,874,275   8 1/8%, 3/1/00 Baa3
1,500,000  1,550,250
Den Danske Bank AS
 7.40%, 6/15/10 (d)(g) A1  4,580,000  4,576,611
Korea Development Bank yankee
 7 1/4%, 5/15/06 A1  5,660,000  5,614,890
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  3,000,000  3,089,550
NB Capital Trust IV 8 1/4%,

 4/15/27 A1  4,000,000  4,098,960
Signet Bank 7.80%, 9/15/06 Baa1  3,000,000  3,097,440
Signet Banking Corp.
 9 5/8%, 6/1/99 Baa2  790,000  831,981
Summit Bancorp. 8 5/8%,
 12/10/02 BBB  1,730,000  1,855,269
Union Planters National Bank
 6.81%, 8/20/01 A3  3,500,000  3,504,375
  69,674,434
CREDIT & OTHER FINANCE - 3.0%
AT&T Capital Corp.:
 6.02%, 12/1/98 Baa3  7,500,000  7,477,950
 6.39%, 1/22/99 Baa3  1,520,000  1,522,918
 6.26%, 2/18/99 Baa3  8,000,000  7,983,120
 6.16%, 12/3/99 Baa3  2,750,000  2,720,328
Ahmanson Capital Trust I
 8.36%, 12/1/26 (d) Baa3  4,250,000  4,285,488
BCH Cayman Islands Ltd.
 yankee 7.70%, 7/15/06 A3  2,600,000  2,656,368
CIT Group Holdings, Inc.
 6 1/4%, 10/4/99 Aa3  6,500,000  6,483,750
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  7,600,000  7,577,200
Finova Capital Corp.:
 6.44%, 11/6/01 Baa1  5,500,000  5,422,780
 6.12%, 5/28/02 Baa1  2,000,000  1,936,840
First Security Capital I
 8.41%, 12/15/26 A3  1,690,000  1,722,887
Ford Motor Credit Co.:
 5.73%, 2/23/00 A1  3,250,000  3,185,423
 6.65%, 5/22/00 A1  9,000,000  9,008,910
 5.68%, 2/15/01 A1  5,000,000  4,835,000
 6.57%, 3/19/01 A1  700,000  696,220
 7%, 9/25/01 A1  12,500,000  12,605,500
General Electric Capital Corp.
 6.94%, 4/13/09 (f) Aaa  7,000,000  7,065,870
General Motors Acceptance
 Corp. 5 5/8%, 2/1/99 A3  5,000,000  4,947,250
GreenPoint Capital Trust I
 9.10%, 6/1/27 (d) Ba1  1,200,000  1,207,200
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2 $ 5,050,000 $ 5,187,461
Household Finance Corp.
 5.7825%, 6/4/98 (g) A2  12,500,000  12,500,000
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  3,600,000  3,496,356
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  3,500,000  3,558,450
TransAmerican Energy Corp.
 11 1/2%, 6/15/02 (d) B3  230,000  224,250
Triton Energy Ltd./Triton Energy
 Corp. 9 1/4%, 4/15/05 Ba2  930,000  984,638
  119,292,157
INSURANCE - 0.2%
Reliance Group:
 9%, 11/15/00 Ba3  180,000  185,400
 9 3/4%, 11/15/03 B1  3,390,000  3,534,075
SunAmerica, Inc. 6.20%,
 10/31/99 Baa1  5,500,000  5,461,005
  9,180,480
SAVINGS & LOANS - 0.4%
Bank UTD Corp. 8 7/8%,
 5/1/07 Ba3  3,760,000  3,886,900
Chevy Chase Savings Bank FSB
 9 1/4%, 12/1/08 B1  2,410,000  2,416,025
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  1,050,000  1,139,250
First Nationwide Parent Holdings
 Ltd. 12 1/2%, 4/15/03 B3  3,530,000  3,935,950
Great Western Financial Corp.
 8.60%, 2/1/02 Baa1  2,000,000  2,131,500
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  2,500,000  2,503,125
  16,012,750
TOTAL FINANCE   255,908,435
HEALTH - 0.5%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
McKesson Corp. 6.60%,
 3/1/00 (d)  A3  4,570,000  4,574,570
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare Corp.:
 6 1/2%, 3/15/99 A2  4,500,000  4,515,615
 6 7/8%, 7/15/01 A2  2,000,000  2,010,400
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (d) B1  1,300,000  1,329,250
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  280,000  280,000
 10 1/8%, 3/1/05 Ba3  3,760,000  4,098,400
 8 5/8%, 1/15/07 Ba3  5,120,000  5,196,800

  17,430,465
TOTAL HEALTH   22,005,035

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1 $ 6,610,000 $ 6,708,753
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc.
 11%, 4/1/07 (d) B2  730,000  766,500
Exide Corp. 10%, 4/15/05 B1  825,000  853,875
Goss Graphic System, Inc.
 12%, 10/15/06 B2  1,890,000  2,079,000
  3,699,375
POLLUTION CONTROL - 0.1%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (d) B3  1,990,000  2,129,300
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  2,700,000  2,751,219
  4,880,519
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   8,579,894
MEDIA & LEISURE - 2.8%
BROADCASTING - 1.8%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  4,130,000  3,923,500
 9 7/8%, 3/1/07 (d) -  1,020,000  984,300
Cablevision System Corp.:
 9 1/4%, 11/1/05 B2  1,370,000  1,407,675
 9 7/8%, 5/15/06 B2  1,330,000  1,413,125
 sr. sub. deb. 9 7/8%,
  2/15/13 B2  340,000  357,850
Capstar Radio Broadcasting
 Partners, Inc. (d):
 9 1/4%, 7/1/07  -  2,930,000  2,834,775
 0%, 2/1/09 (b) CCC  600,000  385,500
Diamond Cable Communications
 PLC yankee (b):
 0%, 9/30/04  B3  2,320,000  1,873,400
 0%, 2/15/07 (d)  -  1,930,000  1,083,213
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (b) B2  2,320,000  1,948,800
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (b) Caa  1,600,000  1,136,000
Echostar DBS Corp. 12 1/2%,
 7/1/02 (d) Caa  930,000  921,863
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  710,000  718,875
 9 3/8%, 12/1/05 B3  265,000  255,063
Intermedia Capital Partners IV LP/
 Intermedia Partners IV Capital
 Corp. 11 1/4%, 8/1/06 B2  890,000  957,863
International Cabletel, Inc.:
 0%, 2/1/06 (b) B3  1,480,000  1,021,200
 10%, 2/15/07 (d) -  2,480,000  2,504,800
Jacor Communications Co.
 8 3/4%, 6/15/07 (d) B2  250,000  246,875
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3 $ 2,500,000 $ 2,462,500
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  1,070,000  1,118,150
Rogers Cablesystems Ltd. yankee
 11%, 12/1/15 B2  1,800,000  1,971,000
SCI Television, Inc. secured
 11%, 6/30/05 Ba1  1,480,000  1,561,400
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  1,870,000  2,014,925
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  8,590,000  8,655,628
 6.46%, 3/6/00 Ba1  6,570,000  6,462,186
TCI Communications Financing
 III 9.65%, 3/31/27 Ba3  3,480,000  3,644,743
Tele Communications, Inc.
 9 1/4%, 4/15/02  Ba1  3,000,000  3,219,060
Telemundo Group, Inc.
 7%, 2/15/06 (f) B1  4,170,000  3,992,775
Telewest PLC 0%, 10/1/07 (b) B1  4,860,000  3,511,350
Time Warner, Inc.:
 7.95%, 2/1/00 Ba1  7,810,000  8,029,383
 7 3/4%, 6/15/05 Ba1  2,150,000  2,184,938
 9.15%, 2/1/23 Ba1  1,020,000  1,126,580
  73,929,295
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (d) B2  1,560,000  1,583,400
Cinemark USA, Inc.

 9 5/8%, 8/1/08 B2  340,000  345,100
Viacom, Inc. 8%, 7/7/06 B1  3,470,000  3,365,900
 5,294,400
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp.
 secured 1st priority
 0%, 5/15/01 (d) B3  3,000,000  1,890,000
LODGING & GAMING - 0.4%
American Skiing Co.
 12%, 7/15/06 B3  2,600,000  2,730,000
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2  2,125,000  2,063,906
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  1,190,000  1,288,175
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  4,730,000  4,777,300
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  1,620,000  1,688,850
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  330,000  349,800
Horseshoe Gaming LLC
 9 3/8%, 6/15/07 (d) B3  480,000  483,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Prime Hospitality Corp.
 9 3/4%, 4/1/07 - $ 1,880,000 $ 1,978,700
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  1,810,000  1,837,150
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  580,000  648,150
  17,845,031
PUBLISHING - 0.2%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  490,000  453,250
News America Holdings, Inc.
 7.70%, 10/30/25 Baa3  5,310,000  5,028,145
Sun Media Corp. (d):
 yankee 9 1/2%, 2/15/07 B3  1,200,000  1,212,000
 9 1/2%, 5/15/07 B3  370,000  373,700
  7,067,095
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%,
 6/1/02 B3  2,630,000  2,695,750
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  5,500,000  5,720,000
  8,415,750
TOTAL MEDIA & LEISURE   114,441,571
NONDURABLES - 0.5%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 9 5/8%, 1/15/04 B1  1,980,000  2,041,875
 10 1/4%, 11/1/06 B1  220,000  233,200
ConAgra, Inc. 7 1/8%,
 10/1/26 Baa1  4,250,000  4,268,870
Specialty Foods Corp.
 11 1/8%, 10/1/02 B3  2,760,000  2,732,400
  9,276,345
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
 10 1/2%, 2/15/03 B3  4,120,000  4,387,800
TOBACCO - 0.2%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  4,600,000  4,635,052
 6.95%, 6/1/06 A2  4,420,000  4,434,719
  9,069,771
TOTAL NONDURABLES   22,733,916
RETAIL & WHOLESALE - 1.1%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%,
 6/15/00 B3  2,810,000  2,824,050
Lamonts Apparel, Inc. 10 1/4%,
 11/1/99 pay-in-kind (d)(h) -  2,816,000  112,640
Specialty Retailers, Inc. (d):
 8 1/2%, 7/15/05  Ba3  810,000  807,975
 9%, 7/15/07  B2  80,000  79,600
  3,824,265
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.7%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1 $ 4,000,000 $ 3,993,160
 7 1/2%, 7/15/06 Baa1  3,500,000  3,569,545
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa2  8,830,000  9,659,755
 8 1/8%, 10/15/02  Baa2  1,510,000  1,573,148
K Mart Corp.:
 12 1/2%, 3/1/05 Ba3  2,020,000  2,434,100
 7 3/4%, 10/1/12 Ba3  240,000  219,600
 8 1/4%, 1/1/22 Ba3  1,790,000  1,628,900

Michaels Stores, Inc. 10 7/8%,
 6/18/06 Ba2  1,090,000  1,171,750
Parisian, Inc. 9 7/8%, 7/15/03 B1  2,120,000  2,204,800
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  4,300,000  4,336,206
  30,790,964
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06 Baa3  2,250,000  2,372,310
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  1,720,000  1,763,000
 9 5/8%, 5/1/03 B3  3,760,000  3,628,400
 0%, 11/1/03 (b) Caa  1,670,000  1,139,775
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  1,060,000  911,600
 8 5/8%, 12/15/03 B3  460,000  371,450
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 (d) B3  480,000  463,200
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (d) B2  140,000  139,475
  10,789,210
TOTAL RETAIL & WHOLESALE  45,404,439
SERVICES - 0.5%
LEASING & RENTAL - 0.3%
PHH Corp. 5.6775%,
 6/11/98 (g) A2  12,500,000  12,498,620
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  1,410,000  1,448,775
SERVICES - 0.2%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 (d) B3  960,000  964,800
Orion Network System, Inc. unit:
 0%, 1/15/07 (b) B2  4,060,000  2,314,200
 11 1/4%, 1/15/07 B2  2,710,000  2,770,975
  6,049,975
TOTAL SERVICES   19,997,370

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Comdisco, Inc. 6 3/8%,
 11/30/01 Baa1 $ 8,300,000 $ 8,124,787
Unisys Corp.:
 12%, 4/15/03 B1  2,310,000  2,500,575
 11 3/4%, 10/15/04 B1  970,000  1,047,600
  11,672,962
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  2,040,000  2,264,400
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 (d) B2  1,340,000  1,413,700
 11.74%, 3/15/08
  pay-in-kind (e) -  1,760,000  1,696,288
Viasystems, Inc. 9 3/4%,
 6/1/07 (d) B3  190,000  193,325
  5,567,713
TOTAL TECHNOLOGY   17,240,675
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.2%
Delta Air Lines, Inc. 9 7/8%,
 5/15/00 Baa3  1,500,000  1,616,640
US Air, Inc.:
 9 5/8%, 2/1/01 B3  1,810,000  1,864,300
 10%, 7/1/03 B3  2,200,000  2,266,000
 10 3/8%, 3/1/13 B1  1,240,000  1,357,800
  7,104,740
RAILROADS - 0.1%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa2  3,000,000  3,075,360
TOTAL TRANSPORTATION   10,180,100
UTILITIES - 1.7%
CELLULAR - 0.3%
Globalstar LP/Globalstar
 Capital Corp. (d):
  unit 11 3/8%, 2/15/04 B3  1,410,000  1,410,000
  11 1/4%, 6/15/04  B3  1,240,000  1,159,400
McCaw International Ltd.
 unit 0%, 4/15/07 (b)(d)  CCC  3,200,000  1,536,000
Millicom International Cellular
 SA 0%, 6/1/06 (b) B3  1,550,000  1,108,250
Paging Network, Inc.
 8 7/8%, 2/1/06 B2  670,000  609,700
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
CELLULAR - CONTINUED
Telesystem International
 Wireless, Inc. 0%,
 6/30/07 (b)(d) B- $ 290,000 $ 154,425
360 Degrees Communications Co.:
 7 1/8%, 3/1/03 Ba1  4,310,000  4,286,252
 7 1/2%, 3/1/06 Ba1  3,150,000  3,142,314

  13,406,341
ELECTRIC UTILITY - 0.6%
CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  2,230,000  2,246,725
CalEnergy, Inc. 9 1/2%,
 9/15/06 Ba2  900,000  963,000
Commonwealth Edison Co.
 7 3/8%, 9/15/02 Baa2  5,170,000  5,246,568
Hydro-Quebec yankee
 7.40%, 3/28/25 A2  2,620,000  2,839,687
Israel Electric Corp. yankee
 7 7/8%, 12/15/26 (d) A3  2,940,000  2,960,786
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  6,130,000  6,385,498
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  3,500,000  3,531,710
  24,173,974
TELEPHONE SERVICES - 0.8%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  3,650,000  3,615,325
MFS Communications, Inc. (b):
 0%, 1/15/04  Ba3  4,255,000  3,960,554
 0%, 1/15/06  Ba3  5,945,000  4,689,119
McleodUSA, Inc. 0%,
 3/1/07 (b)(d) B3  1,240,000  790,500
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  1,020,000  910,350
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1  1,940,000  1,399,225
Winstar Equipment Corp.
 12 1/2%, 3/15/04 (d) CCC  1,140,000  1,114,350
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  12,750,000  13,039,170
  29,518,593
TOTAL UTILITIES  67,098,908
TOTAL NONCONVERTIBLE CORPORATE BONDS
 (Cost $681,642,417)  688,373,462
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 7.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 5.8%
 9 1/4%, 8/15/98 Aaa $ 37,055,000 $ 38,380,828
 7 3/4%, 12/31/99 Aaa  1,560,000  1,615,817
 7 7/8%, 8/15/01 Aaa  315,000  331,982
 11 7/8%, 11/15/03 Aaa  38,040,000  48,637,564
 7%, 7/15/06 Aaa  10,507,000  10,809,076
 11 3/4%, 2/15/10 (callable) Aaa  26,045,000  33,952,002
 12 3/4%, 11/15/10 (callable) Aaa  12,000,000  16,651,920
 13 7/8%, 5/15/11 (callable) Aaa  25,650,000  37,934,042
 9%, 11/15/18 Aaa  10,240,000  12,667,187
 7 1/4%, 2/ 15/23 Aaa  14,126,000  14,549,780
 6 1/2%, 11/15/26 Aaa  19,365,000  18,572,197
  234,102,395
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Farm Credit Systems Financial
 Assistance Corp.
 8.80%, 6/10/05 Aaa  2,000,000  2,244,060
Federal Agricultural Mortgage
 Corp. 7.63%, 1/16/01 Aaa  3,321,000  3,442,947
Federal Farm Credit Bank:
 8.16%, 12/7/04 Aaa  5,000,000  5,401,550
 9.55%, 5/9/05 Aaa  2,500,000  2,914,050
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  2,500,000  2,584,375
 8.22%, 11/17/04 Aaa  4,000,000  4,315,040
 7.59%, 3/10/05 Aaa  3,850,000  4,047,313
Federal Home Loan Mortgage
 Corporation 6 3/4%,
 8/1/05 Aaa  2,500,000  2,492,975
Federal National Mortgage
 Association 6.97%,
 4/8/04 Aaa  6,010,000  6,103,876
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S. Government
 through Export-Import
 Bank) Series 1994-A,
 7.12%, 4/15/06 Aaa  7,596,471  7,734,157
State of Israel (guaranteed by U.S.
 Government through Agency
 for International Development):
 6 5/8%, 8/15/03 Aaa  7,810,000  7,829,369
 5 5/8%, 9/15/03 Aaa  8,540,000  8,130,849
 6 3/4%, 8/15/04 Aaa  2,144,000  2,153,284
U.S. Trade Trust Certificates
 (assets of Trust guaranteed
 by U.S. Government
 through Export-Import Bank)
 6.69%, 1/15/09 (d) Aaa  5,760,000  5,725,555
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE

 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates:
 Series 1995-A, 8.24%,
  8/1/04 Aaa $ 3,260,000 $ 3,521,224
 Series 1996-A, 6.67%, 8/1/01 Aaa  9,400,000  9,436,942
 Series 1996-A, 7.63%,
  8/1/14 (callable) Aaa  2,825,000  2,888,421
  80,965,987
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $320,604,811)   315,068,382
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 5.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.4%
5 1/2%, 1/1/03 to 6/1/03 Aaa  4,030,042  3,846,916
7%, 4/1/01 to 8/1/01 Aaa  2,876,294  2,891,588
7 1/2%, 7/1/27 (j) Aaa  8,760,000  8,801,063
8 1/2%, 7/1/21 to 6/1/23 Aaa  268,153  280,424
  15,819,991
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.9%
5 1/2%, 2/1/03 to 5/1/03 Aaa  4,018,328  3,834,971
6%, 10/1/02 to 5/1/26 Aaa  65,927,205  63,068,623
6 1/2%, 12/1/25 to 7/1/26 Aaa  73,328,857  70,194,335
7%, 5/1/26 Aaa  14,281,900  14,014,114
7 1/2%, 5/1/26 to 8/1/26 Aaa  5,646,930  5,665,761
  156,777,804
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.1%
6%, 12/15/08 to 5/15/26 Aaa  10,839,939  10,530,343
6 1/2%, 6/15/08 to 7/15/09 Aaa  20,093,334  19,870,622
8%, 5/15/25 Aaa  226,289  231,661
8 1/2%, 12/15/16
 to 10/15/26 Aaa  13,809,620  14,349,525
  44,982,151
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $214,280,261)  217,579,946
COMMERCIAL MORTGAGE SECURITIES - 1.2%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (d)(g) -  750,000  738,750
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (d)(g) BBB  1,800,000  1,818,000

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Berkeley Federal Bank & Trust
 FSB Series 1994 Class 1-B,
 7.78%, 8/1/24 (d)(g) - $ 1,900,000 $ 1,371,563
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.60%, 11/16/26 (d) Aaa  1,215,001  1,226,771
CBA Mortgage Corp. Series
 1993-C1 Class E, 7.76%,
 12/25/03 (d)(g) Ba2  500,000  480,625
CS First Boston Mortgage
 Securities Corp. Series
 1995-AEWI Class E,
 9.80%, 11/25/97 (d)(g) -  1,100,000  1,106,875
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (d) -  600,000  601,500
Equitable Life Assurance Society
 of the United States (The) (d):
 Series 174 Class B1, 7.33%,
  5/15/06  Aa2  3,500,000  3,560,480
 Series 174, Class D1, 7.77%,
  5/15/06 Baa2  2,200,000  2,260,896
 Series 1996-1 Class C1,
  7.52%, 5/15/06  A2  2,300,000  2,355,499
First Chicago/Lennar Trust I
 Series 1997-CHL1 (g):
 Class D, 8.11%, 5/29/08 -  1,100,000  1,050,156
 Class E, 8.11%, 4/1/39 -  1,600,000  1,223,000
General Motors Acceptance
 Corp. Commercial Mortgage
 Securities, Inc. Series
 1996-C1 Class F, 7.86%,
 11/15/06 (d) Ba3  750,000  702,758
Kidder Peabody Acceptance
 Corp. sequential pay, Series
 1993-M1 Class A-2, 7.15%,
 4/25/25 Aa2  2,325,889  2,338,245
Merrill Lynch Mortgage
 Investments, Inc. Series
 1994 Class M1-E, 8.13%,
 6/25/22 (d)(g) Ba2  5,670,000  5,549,513
Morgan Stanley Capital One, Inc.:
 Series 1996-MBL1 Class E,

  8.661%, 5/25/21 (d) -  1,870,310  1,717,178
 sequential pay Series 1997-C1
  Class A-1C, 7.63%,
  2/15/20 Aaa  4,560,000  4,718,175
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (d) BB  1,000,000  878,050
NB Commercial Mortgage
 sequential pay, Series FSI
 Class A, 7.187%,
 10/20/23 (d) -  1,752,227  1,755,239
Penn Mutual Life Insurance Co.
 (The) Series 1996-PML (d):
 Class K, 7.90%, 11/15/26  -  1,473,000  911,419
 Class L, 7.90%, 11/15/26  -  1,133,000  483,678
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Structured Asset Securities Corp.:
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (d) BB $ 1,200,000 $ 1,068,750
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (d) B  1,250,000  437,500
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 Aaa  1,624,291  1,647,133
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (d) -  1,000,000  855,781
 Series 1996-C3 Class E,
  8.46%, 6/25/30 (d) -  500,000  472,422
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (d) Aaa  4,650,000  4,586,574
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $44,396,294)   45,916,530
FOREIGN GOVERNMENT OBLIGATIONS (I) - 0.5%
Export Development Corp. yankee
 8 1/8%, 8/10/99 Aa2  1,640,000  1,697,531
Israeli State euro 6 3/8%,
 12/19/01 A3  5,750,000  5,642,188
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  7,000,000  6,999,400
Mexico Value recovery rights
 6/30/03 discount A -  2,000  -
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1  2,000,000  2,652,000
Quebec Province yankee
 7.22%, 7/22/36 (f) A2  3,500,000  3,644,060
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $20,474,119)   20,635,179
CERTIFICATES OF DEPOSIT - 3.0%
ABN-Amro Bank NV yankee
 5.65%, 12/23/97   8,000,000  7,990,202
Banque Nationale de Paris
 yankee 5.85%, 9/30/97   4,800,000  4,801,296
Bayerische Vereinsbank AG
 yankee 5.56%, 7/14/97   12,500,000  12,499,668
Caisse Nationale de Credit Agricole
 yankee 5.60%, 7/21/97   12,500,000  12,499,673
Deutsche Bank AG yankee
 6.20%, 4/10/98   6,000,000  6,004,704
Landesbank Hessen-Thuringen
 yankee:
 5.78%, 1/27/98   6,200,000  6,195,567
 5.67%, 2/11/98   3,000,000  2,994,737
National Westminster Bank PLC
 yankee 5 1/2%, 8/5/97   12,000,000  11,996,960
Rabobank Nederlan, Coop Central
 yankee:
 5.97%, 3/20/98   3,500,000  3,502,013
 6.20%, 4/10/98   5,000,000  5,003,920

 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
Sanwa Bank Ltd. yankee
 5 3/4%, 8/27/97   $ 12,500,000 $ 12,500,631
Societe Generale yankee
 5.55%, 7/28/97   12,000,000  11,998,172
Swiss Bank Corp. yankee
 5 1/2%, 8/4/97   12,000,000  11,997,162
SunTrust Bank 5.85%, 11/25/97  11,000,000  11,003,412
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $120,986,009)   120,988,117
COMMERCIAL PAPER - 1.5%
ABN-Amro North America, Inc.
 yankee 5.82%, 12/5/97   1,000,000  975,466
AC Acquisition Holding Co.
 5.56%, 7/9/97   4,500,000  4,493,700
BMW US Capital Corp. yankee
 5.57%, 8/19/97   6,600,000  6,548,850
Caisse des Depots et Consignations
 yankee 5.58%, 9/18/97   250,000  246,917
Citibank Credit Card Master Trust I
 (Dakota Certificate Program):

  5.58%, 7/7/97   2,600,000  2,597,138
  5.60%, 8/22/97   1,900,000  1,884,168
Delaware Funding Corp.
 5.58%, 9/16/97   2,050,000  2,025,349
Fina Oil & Chemical Co.
 5.61%, 8/14/97   3,400,000  3,375,945
General Electric Capital Corp.
 5.75%, 7/1/97   6,400,000  6,399,016
Goldman Sachs Group LP
 5.83%, 1/26/98   5,000,000  4,836,958
Nationwide Building Society
 yankee 5.32%, 8/11/97   7,000,000  6,954,593
New Center Asset Trust
 5.60%, 8/15/97   1,100,000  1,092,185
Norfolk Southern Corp.
 5.77%, 7/16/97   2,500,000  2,493,622
Pacific Gas & Electric Co.
 5.60%, 8/28/97   1,500,000  1,486,332
Triple A One Funding Corp.
 5.58%, 7/16/97   3,600,000  3,591,152
Unifunding, Inc. yankee:
 5.58%, 9/15/97   4,800,000  4,742,712
 5.67%, 11/12/97   8,000,000  7,832,000
TOTAL COMMERCIAL PAPER
 (Cost $61,568,752)   61,576,103
BANK NOTES - 1.2%
Bank of Tokyo-Mitsubishi Ltd.
 5.70%, 7/14/97   12,500,000  12,500,000
Corestates Bank NA 5.65%,
 1/30/98 (g)   6,000,000  5,999,939
First Bank National Association
 5.60%, 5/15/98 (g)   5,800,000  5,796,346
BANK NOTES - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Morgan Guaranty Trust Co. 5.375%,
 3/30/98 (g)  $ 11,000,000 $ 10,994,720
Sumitomo Bank Ltd.
 5.74%, 7/11/97  12,500,000  12,500,000
TOTAL BANK NOTES
 (Cost $47,790,819)  47,791,005
CASH EQUIVALENTS - 0.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 6/30/97
 due 7/1/97:
 at 5 7/8%   $ 3,661,597  3,661,000
 at 5.99%     250,042  250,000
 at 5.93%   3,748,617  3,748,000
    7,659,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $3,536,460,505) $ 4,022,978,346
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $132,179,126 or 3.3% of net assets.
5. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
  ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor Corp.
 11.74%, 3/15/08 pay-in-kind 4/3/97  $1,541,077
6. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
9. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
10. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $1,654,154,486 and $1,477,645,288, respectively, of which U.S. government and government agency obligations aggregated $412,461,203 and $889,699,347, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $174,322 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:

 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 19.5% AAA, AA, A 18.8%
Baa 3.9% BBB 5.7%
Ba 3.6% BB 2.0%
B 3.9% B 3.8%
Caa 0.2% CCC 0.4%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.6%
United Kingdom   2.9
Netherlands    2.1
France   1.4
Canada   1.0
Others (individually less than 1%)   4.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $3,538,260,955. Net unrealized appreciation aggregated $484,717,391, of which $515,085,273 related to appreciated investment securities and $30,367,882 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER PORTFOLIO FINANCIAL
STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                   $4,022,978,346
securities, at value
(including
repurchase
agreements of
$7,659,000) (cost
$3,536,460,505) -
See accompanying
schedule

Cash                                            317,016

Receivable for                                  3,697,569
investments sold
Receivable for fund                             1,283,409
shares sold

Dividends receivable                            5,653,220

Interest receivable                             21,592,771

Other receivables                               59,936

 TOTAL ASSETS                                   4,055,582,267

LIABILITIES

Payable for                $  13,833,520
investments
purchased
Regular delivery

 Delayed delivery          8,800,150

Payable for fund           4,879,599
shares redeemed

Accrued management         1,828,948
fee

Other payables and         396,197
accrued expenses

 TOTAL LIABILITIES                              29,738,414

NET ASSETS                                     $ 4,025,843,853

Net Assets consist of:

Paid in capital                                $ 3,392,224,145

Undistributed net                               69,229,933
investment income

Accumulated                                     77,872,297
undistributed
net realized gain

(loss) on
investments and
foreign
currency
transactions

Net unrealized                                      486,517,478
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                   $ 4,025,843,853
242,519,191
shares outstanding

NET ASSET VALUE,                                  $16.60
offering price
and redemption
price per share
($4,025,843,853 (divided by)
242,519,191
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                               $ 20,936,069
Dividends

Interest                                                          60,402,478

 TOTAL INCOME                                                     81,338,547

EXPENSES

Management fee                                    $  10,415,204

Transfer agent fees                                1,341,983

Accounting fees and                                402,957
expenses

Non-interested                                     8,207
trustees'
compensation

Custodian fees and                                 105,052
expenses

Registration fees                                  8,446

Audit                                              71,538

Legal                                              5,834

Miscellaneous                                      142,608

 Total expenses                                    12,501,829
before reductions

 Expense reductions                                (82,260        12,419,569
                                                  )

NET INVESTMENT                                                    68,918,978
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                        82,598,838
securities

 Foreign currency                                  (10,176        82,588,662
transactions                                      )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                        255,138,426
securities

 Assets and                                        519            255,138,945
liabilities in
foreign currencies

NET GAIN (LOSS)                                                   337,727,607

NET INCREASE                              $ 406,646,585
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                         $ 71,772
 Expense reductions
Directed
brokerage
arrangements

  Custodian credits                         10,488

                                          $ 82,260


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS        YEAR ENDED
IN NET ASSETS          ENDED             DECEMBER 31,
                       JUNE 30, 1997     1996
                       (UNAUDITED)
Operations              $   68,918,978    $  123,680,897
Net investment
income

 Net realized gain          82,588,662       331,183,089
(loss)

 Change in net             255,138,945        15,746,586
unrealized
appreciation
(depreciation)

 NET INCREASE               406,646,585       470,610,572
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to           (126,645,359)     (119,397,539)
shareholders
From net
investment income

 From net realized         (317,686,664)      (98,450,602)
gain

 TOTAL DISTRIBUTIONS       (444,332,023)     (217,848,141)

Share transactions          160,759,463       270,086,820
Net proceeds from
sales of shares

 Reinvestment of            444,332,023       217,848,141
distributions

 Cost of shares            (182,756,372)     (432,347,524)
redeemed

 NET INCREASE               422,335,114        55,587,437
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE            384,649,676       308,349,868
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period      3,641,194,177     3,332,844,309

 End of period           $4,025,843,853    $3,641,194,177
(including
undistributed net
investment
income of
$69,229,933 and
$120,488,851,
respectively)

OTHER INFORMATION
Shares

 Sold                     10,083,606        17,138,645

 Issued in                28,796,632        14,427,029
reinvestment of
distributions

 Redeemed                 (11,428,361)      (27,544,207)

 Net increase              27,451,877         4,021,467

(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                           JUNE 30, 1997

SELECTED PER-SHARE         (UNAUDITED)        1996          1995                 1994        1993 E      1992
DATA

Net asset value,              $ 16.93         $ 15.79       $ 13.79          $ 15.42       $ 13.32       $ 12.55
beginning of period

Income from
Investment
Operations

 Net investment                 .29 D           .63           .30              .45           .33           .32
income

 Net realized and               1.45            1.55          1.99            (1.33)         2.39          1.09
unrealized gain
(loss)

 Total from                     1.74            2.18          2.29            (.88)          2.72          1.41
investment
operations



Less Distributions

 From net                       (.59)           (.57)          (.29)          (.29)          (.33)         (.31)
investment income

 In excess of net               -               -              -              -              (.04)         -
investment income

 From net realized              (1.48)          (.47)          -              (.46)          (.25)         (.33)
gain

Total distributions              (2.07)         (1.04)         (.29)          (.75)          (.62)         (.64)

Net asset value, end            $ 16.60        $ 16.93        $ 15.79        $ 13.79        $ 15.42       $ 13.32
of period

TOTAL RETURN B, C                11.20%         14.60%         16.96%         (6.09)%         21.23%        11.71%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of              $ 4,025,844    $ 3,641,194    $ 3,332,844    $ 3,290,527    $ 2,422,692   $ 731,724
period (000
omitted)

Ratio of expenses to             .67% A         .74%           .81%           .81%           .88%          .91%
average net assets

Ratio of expenses to             .66% A,        .73% F         .79% F         .80% F         .88%          .91%
average net assets               F
after expense
reductions

Ratio of net                     3.69% A        3.60%          3.54%          4.07%          3.64%         4.89%
investment income
to average net
assets

Portfolio turnover rate          86% A          168%           256%           85%            113%          92%

Average commission             $  .0464       $  .0163
rate G

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE
TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE
TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES
TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS
BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING
DURING THE PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE,
AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT
COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX
DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A
PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER
SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH
COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES
EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                   PAST 1    LIFE OF
JUNE 30, 1997                                   YEAR      FUND

BALANCED                                        24.77%    15.39%

S&P 500(registered trademark)                   34.70%    33.11%

Lehman Brothers Aggregate Bond Index            8.15%     9.91%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks - and the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.

PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how
it will do tomorrow. The stock market, for example,
has a history of long-term growth and short-term
volatility. In turn, the share price and return of a
fund that invests in stocks will vary. That means if
you sell your shares during a market downturn,
you might lose money. But if you can ride out the
market's ups and downs, you may have a gain.
(checkmark)
$10,000 OVER LIFE OF FUND
  1995/01/03                                            10000.00  10000.00
10000.00
  1995/01/31                                             9990.00  10258.23
10197.90
  1995/02/28                                            10190.00  10658.00
10440.37
  1995/03/31                                            10260.00  10972.51

10504.42
  1995/04/30                                            10390.00  11295.66
10651.15
  1995/05/31                                            10610.00  11747.14
11063.32
  1995/06/30                                            10740.00  12020.03
11144.43
  1995/07/31                                            10880.00  12418.61
11119.54
  1995/08/31                                            10920.00  12449.78
11253.74
  1995/09/30                                            11020.00  12975.16
11363.22
  1995/10/31                                            10890.00  12928.84
11511.00
  1995/11/30                                            11210.00  13496.42
11683.49
  1995/12/31                                            11391.59  13756.36
11847.46
  1996/01/31                                            11473.17  14224.63
11926.13
  1996/02/29                                            11319.47  14356.49
11718.83
  1996/03/31                                            11227.28  14494.74
11637.37
  1996/04/30                                            11258.01  14708.39
11571.92
  1996/05/31                                            11380.93  15087.72
11548.42
  1996/06/30                                            11452.64  15145.21
11703.51
  1996/07/31                                            11227.28  14476.09
11735.54
  1996/08/31                                            11298.98  14781.39
11715.87
  1996/09/30                                            11780.44  15613.29
11920.04
  1996/10/31                                            12098.00  16043.91
12184.08
  1996/11/30                                            12733.12  17256.66
12392.78
  1996/12/31                                            12528.25  16914.81
12277.55
  1997/01/31                                            12927.76  17971.65
12315.15
  1997/02/28                                            13144.66  18112.54
12345.78
  1997/03/31                                            12777.20  17368.30
12208.97
  1997/04/30                                            13260.15  18405.19
12391.74
  1997/05/31                                            13785.10  19525.70
12508.88
  1997/06/30                                            14289.05  20400.45
12657.35

Let's say hypothetically that $10,000 was invested in Balanced Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $14,289 - a 42.89% increase on the initial investment. For comparison, look at how both the S&P 500 and Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $20,400 - a 104.00% increase. If $10,000 was put in the bond index, it would have grown to $12,657 - a 26.57% increase.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                            % OF FUND'S
                                            INVESTMENTS

General Electric Co.                        2.5

Bristol-Myers Squibb Co.                    2.1

Philip Morris Companies, Inc.               2.1

Citicorp                                    2.1

Procter & Gamble Co.                        2.0

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                           % OF FUND'S
                           INVESTMENTS

Finance                    17.2

Health                     10.5

Nondurables                9.8

Aerospace & Defense        6.9

Energy                     6.6


ASSET ALLOCATION AS OF JUNE 30, 1997*

Row: 1, Col: 1, Value: 7.5
Row: 1, Col: 2, Value: 26.8
Row: 1, Col: 3, Value: 65.7
Row: 1, Col: 1, Value: 45.0
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 28.0
Row: 2, Col: 1, Value: 31.0
Row: 2, Col: 2, Value: 40.0
Row: 2, Col: 3, Value: 67.0
Row: 3, Col: 1, Value: 90.0
Row: 3, Col: 2, Value: 60.0
Row: 3, Col: 3, Value: 46.0
Stocks  65.7%
Bonds  26.8%
Short-term investments 7.5%
FOREIGN INVESTMENTS  8.4%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Bettina Doulton,
Portfolio Manager of
Balanced Portfolio
Q. HOW DID THE FUND PERFORM, BETTINA?
G.V. Given the structure of the fund - a blend of equities and fixed-income investments - the fund's performance tends to fall between its two benchmark indices, the Standard & Poor's 500 Index and the Lehman Brothers Aggregate Bond Index. That's exactly what happened over the six months that ended June 30, 1997. The fund performed better than the Lehman Brothers index, which returned 3.09% over that period, but underperformed the S&P 500, which returned a very strong 20.61%. For the 12 months that ended June 30, 1997, the Lehman Brothers index returned 8.15% and the S&P 500 returned 34.70%. Again, the fund's performance fell between that of the two indices.
Q. WHAT KEY STRATEGIES DID YOU PURSUE OVER THE PAST SIX MONTHS?
G.V. Because the asset allocation of the fund generally will approximate 60% equities and 40% fixed-income, the strategy is to add value through security selection within each asset class. In the stock sub-portfolio, a notable decision was my concentration on selected finance, nondurables and pharmaceutical stocks - stocks that turned out to be among the better performers during the period. Within these industries, diversified financial-services company American Express and pharmaceuticals firm Bristol-Myers Squibb were particularly strong contributors.
Q. WHAT TYPES OF EQUITY INVESTMENTS WERE MOST ATTRACTIVE TO YOU OVER THE
PERIOD?
G.V. Overall, stock selection remained company-specific, focused on firms with competitive advantages or catalysts for positive change - including dominant market positions, cost-structure reductions or new products - and shareholder-friendly managements. The combination of some or all of these attributes typically translates into solid earnings and generous free cash flow. Of course, my decision to invest in a particular stock also is contingent on an attractive valuation. Over the past six months, a significant proportion of companies meeting these criteria have been large-capitalization diversified financials and "consumer growth companies," mainly pharmaceuticals and nondurables firms. One stock that I found to be particularly attractive over the period was BankAmerica. This bank is in the process of aggressively reducing its cost structure, achieving improving returns on capital and using excess capital to repurchase its shares. In addition, the firm has been the beneficiary of an improving California economy.
Q. HOW DID SOME OF THE OTHER LARGER STOCK HOLDINGS PERFORM?
G.V. The fund's top five stocks performed well, including Citicorp. Its solid business prospects shone through in the face of a rather volatile environment for financials brought on by concerns over rising interest rates. General Electric and Philip Morris also were positive contributors. The upward revaluation of GE continued as investors were attracted to its global business franchise, consistent growth prospects and stable free cash flow. Philip Morris' underlying business prospects remained good, and the market viewed progress on negotiations for a tobacco settlement positively. On the negative side, the fund's aerospace and defense investments were disappointing as they weakened early in 1997 after outperforming for most of 1996.
Q. HOW WAS THE BOND PORTION OF THE FUND STRUCTURED?
G.V. The manager of the fund's fixed-income subportfolio, Kevin Grant, maintained an interest rate posture in line with the overall bond market as measured by the Lehman Brothers Aggregate Bond Index. Kevin was attracted to corporate bonds issued by companies he felt wouldn't be affected by shifts in the economy, including bonds issued by banks. Historically, bank earnings were quite sensitive to interest rates. However, over the past several years, banks have increased the fee-based portions of their business, making them less sensitive to interest rates and loans. In the corporate area, the fund's bonds were focused on maturities in the two- to six-year range. These bonds offered a yield advantage over Treasuries, but were short enough in maturity that they shouldn't markedly underperform Treasuries if the market became nervous about credit risk.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
G.V. In terms of the overall U.S. economy, I believe it's likely there will be more of the same - moderate growth and low inflation - although the duration of the current economic expansion already has exceeded all but two post-war expansions. Against this backdrop, corporate America is generally performing well. Earnings growth prospects remain favorable, driven by globalization, market share gains, continuing productivity improvements and capital redeployment. In addition, I believe merger and acquisition activity is likely to remain robust as companies seek to bolster their market position and exploit revenue and cost synergies. Given this scenario, I think it's quite probable that the same stocks that have been market leaders recently - larger-capitalization financials, pharmaceuticals and consumer nondurables - will continue to perform well.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 64.6%
SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.7%
AEROSPACE & DEFENSE - 5.7%
AlliedSignal, Inc.   24,000 $ 2,016,000
Boeing Co.                               50,628  2,686,448
Lockheed Martin Corp.                    15,800  1,636,288
Rockwell International Corp.                2,600  153,400
Sundstrand Corp.                           17,000  948,813
Textron, Inc.                               3,400  225,675
United Technologies Corp.                22,000  1,826,000
  9,492,624
DEFENSE ELECTRONICS - 0.7%
Raytheon Co.                             23,900  1,218,900
SHIP BUILDING & REPAIR - 0.3%
General Dynamics Corp.                      7,300  547,500
Newport News Shipbuilding, Inc.                780  15,161
  562,661
TOTAL AEROSPACE & DEFENSE                       11,274,185
BASIC INDUSTRIES - 4.2%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.             10,600  861,250
du Pont (E.I.) de Nemours & Co.            10,000  628,750
Goodrich (B.F.) Co.                        20,200  874,913
Monsanto Co.                             35,000  1,507,188
Nalco Chemical Co.                          3,000  115,875
Olin Corp.                                  3,400  132,813
Praxair, Inc.                              15,900  890,400
  5,011,189
PAPER & FOREST PRODUCTS - 1.2%
Fort Howard Corp. (a)                      16,100  815,063
Kimberly-Clark Corp.                     25,400  1,263,650
  2,078,713
TOTAL BASIC INDUSTRIES                           7,089,902
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.2%
Masco Corp.                                 6,800  283,900
DURABLES - 1.7%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Johnson Controls, Inc.                          100  4,106
Scania AB Class B  100  3,057
  7,163
CONSUMER DURABLES - 1.7%
Corning, Inc.                               4,700  261,438
Minnesota Mining & Manufacturing Co.     24,500  2,499,000
  2,760,438
TOTAL DURABLES                                   2,767,601
ENERGY - 6.1%
ENERGY SERVICES - 0.2%
Halliburton Co.                             5,000  396,250
OIL & GAS - 5.9%
Amoco Corp.                                 8,000  695,500
British Petroleum PLC:
 ADR  14,986  1,122,077
 Ord.   89,067  1,106,834
Exxon Corp.                                13,000  799,500
Mobil Corp.                                10,600  740,675

 SHARES VALUE (NOTE 1)
Royal Dutch Petroleum Co.               56,000 $ 3,045,000
Royal Dutch Petroleum Co. Ord.              2,000  103,966
Texaco, Inc.                             15,700  1,707,375
Total SA:
 Class B  1,300  131,322
 sponsored ADR  2,200  111,375
USX-Marathon Group                          8,200  236,775
Unocal Corp.                                 1,800  69,863
  9,870,262

TOTAL ENERGY                                    10,266,512
FINANCE - 12.1%
BANKS - 6.1%
BankAmerica Corp.                        47,400  3,060,263
Citicorp  28,500  3,436,031
NationsBank Corp.                        35,200  2,270,400
Wells Fargo & Co.                         5,500  1,482,250
  10,248,944
CREDIT & OTHER FINANCE - 1.7%
American Express Co.  29,700  2,212,650
Associates First Capital Corp.   1,000  55,500
Beneficial Corp.   3,900  277,144
Household International, Inc.   2,300  270,106
2,815,400
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage
Corporation  48,200  1,656,875
Federal National Mortgage Association  27,800  1,212,775
2,869,650
INSURANCE - 2.3%
Allstate Corp.   23,000  1,679,000
Hartford Financial Services Group, Inc.   4,900  405,475
St. Paul Companies, Inc. (The)  3,300  251,625
Travelers Group, Inc. (The)  24,000  1,513,500
3,849,600
SAVINGS & LOANS - 0.3%
Great Western Financial Corp.   8,200  440,750
TOTAL FINANCE   20,224,344
HEALTH - 10.3%
DRUGS & PHARMACEUTICALS - 7.7%
American Home Products Corp.   42,500  3,251,250
Bristol-Myers Squibb Co.   44,200  3,580,200
Merck & Co., Inc.                                13,800  1,428,300
Pfizer, Inc.                                       10,800  645,300
Schering-Plough Corp.                            47,200  2,259,700
SmithKline Beecham PLC ADR  19,400  1,777,525
  12,942,275
MEDICAL EQUIPMENT & SUPPLIES - 2.6%
Allegiance Corp.                                   30,000  817,500
Baxter International, Inc.                       35,200  1,839,200
Johnson & Johnson  27,400  1,763,875
  4,420,575
TOTAL HEALTH                                            17,362,850
HOLDING COMPANIES - 0.1%
CINergy Corp.                                       2,900  100,932
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 5.9%
ELECTRICAL EQUIPMENT - 3.8%
Emerson Electric Co.                              17,600 $ 969,100
General Electric Co.                             64,600  4,223,225
Grainger (W.W.), Inc.                               7,400  578,588
Honeywell, Inc.                                     7,900  599,413
  6,370,326
INDUSTRIAL MACHINERY & EQUIPMENT - 1.4%
Cooper Industries, Inc.  18,098  900,376
Harnischfeger Industries, Inc.  6,200  257,300
Tyco International Ltd.  17,200  1,196,475
2,354,151
POLLUTION CONTROL - 0.7%
Browning-Ferris Industries, Inc.  24,800  824,600
Waste Management, Inc.  10,800  346,950
1,171,550
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  9,896,027
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.0%
CS Wireless Systems, Inc. (a)(c)  8  -
Time Warner, Inc.                                      1,200  57,900
  57,900
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  5,000  218,750
PUBLISHING - 0.2%
McGraw-Hill, Inc.                                     5,500  323,469
TOTAL MEDIA & LEISURE                                        600,119
NONDURABLES - 9.6%
BEVERAGES - 1.6%
Anheuser-Busch Companies, Inc.                        5,300  222,269
PepsiCo, Inc.                                      65,000  2,441,563
  2,663,832
FOODS - 1.0%
Campbell Soup Co.                                      1,600  80,000
Flowers Industries, Inc.                               5,850  98,353
Heinz (H.J.) Co.                                     16,200  747,225
Hershey Foods Corp.                                      500  27,656
Nabisco Holdings Corp. Class A  18,100  721,738
  1,674,972
HOUSEHOLD PRODUCTS - 4.8%
Avon Products, Inc.                                   8,900  628,006
Clorox Co.                                            3,600  475,200
Procter & Gamble Co.                               23,800  3,361,750
Rubbermaid, Inc.                                      8,800  261,800
Unilever PLC Ord.                                    13,400  384,015
Unilever NV:
 ADR  11,400  2,440,313

 Ord.   2,000  420,753
  7,971,837
TOBACCO - 2.2%
Philip Morris Companies, Inc.   80,100  3,554,438
RJR Nabisco Holdings Corp.  5,300  174,900
  3,729,338
TOTAL NONDURABLES  16,039,979

SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - 3.1%
APPAREL STORES - 0.1%
Footstar, Inc. (a)   3,022 $ 78,950
DRUG STORES - 1.0%
CVS Corp.     10,500  538,125
Rite Aid Corp.  22,920  1,143,135
  1,681,260
GENERAL MERCHANDISE STORES - 1.6%
Dayton Hudson Corp.   2,000  106,375
Sears, Roebuck & Co.     18,600  999,750
Wal-Mart Stores, Inc.  47,200  1,595,950
  2,702,075
GROCERY STORES - 0.4%
American Stores Co.   14,500  715,938
TOTAL RETAIL & WHOLESALE    5,178,223
SERVICES - 0.7%
LEASING & RENTAL - 0.0%
Hanover Compressor Co.      100  1,950
Ryder Systems, Inc.    400  13,200
  15,150
PRINTING - 0.4%
Deluxe Corp.     11,600  395,850
Donnelley (R.R.) & Sons Co.   5,500  201,438
  597,288
SERVICES - 0.3%
ADT Ltd. (a)      5,000  165,000
National Service Industries, Inc.   8,800  428,450
  593,450
TOTAL SERVICES   1,205,888
TECHNOLOGY - 2.4%
COMPUTERS & OFFICE EQUIPMENT - 2.0%
Exide Electronics Group, Inc.
 warrants 3/15/06 (a)(c)  10  250
Pitney Bowes, Inc.      26,400  1,834,800
Xerox Corp.    18,000  1,419,750
  3,254,800
ELECTRONICS - 0.4%
Thomas & Betts Corp.  14,050  738,503
TOTAL TECHNOLOGY   3,993,303
UTILITIES - 1.2%
CELLULAR - 0.0%
Microcell Telecommunications, Inc.
 6/1/06 (a):
  conditional warrants     560  350  warrants    560  7,000
  7,350
ELECTRIC UTILITY - 0.1%
Allegheny Power System, Inc.   1,400  37,363
Edison International  5,000  124,375
GPU, Inc.   1,000  35,875
  197,613
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
GAS - 0.5%
Consolidated Natural Gas Co.   300 $ 16,144
El Paso Natural Gas Co.  362  19,910
Williams Companies, Inc.   19,000  831,250
  867,304
TELEPHONE SERVICES - 0.6%
ALLTEL Corp.      2,200  73,563
Ameritech Corp.   5,800  394,038
BCE, Inc.   6,000  166,878
Hyperion Telecommunications, Inc.
 warrants 4/15/01 (a)(c)  60  1,800
MCI Communications Corp.   7,000  267,969
NextLink Communications, Inc.
 warrants 2/1/09 (a)  3,229  32
RSL Communications Ltd./RSL
 Communications PLC
 warrants 11/15/06 (a)  40  1,200
  905,480
TOTAL UTILITIES  1,977,747
TOTAL COMMON STOCKS
(Cost $87,743,324)  108,261,512
PREFERRED STOCKS - 1.1%
CONVERTIBLE PREFERRED STOCKS - 0.5%
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  4,000  98,000
ENERGY - 0.0%
OIL & GAS - 0.0%
Tosco Financing Trust $2.875 (c)  1,700  95,838
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.

Series C, $3.00 (c)  4,000  199,000
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust $3.375 (c)  3,000  173,625
RETAIL & WHOLESALE - 0.2%
APPAREL STORES - 0.2%
TJX Companies, Inc., Series E, $7.00   1,000  285,000
TOTAL CONVERTIBLE PREFERRED STOCKS   851,463
NONCONVERTIBLE PREFERRED STOCKS - 0.6%
FINANCE - 0.1%
CREDIT & OTHER FINANCE - 0.0%
American Annuity Group Capital
 Trust II 8 3/4%  50  49,750
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  2,800  71,400
TOTAL FINANCE    121,150

 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - 0.4%
BROADCASTING - 0.3%
American Radio Systems Corp.
 11 3/8% pay-in-kind  855 $ 91,058
Citadel Broadcasting Co.
 13 1/4% pay-in-kind (c)  600  60,000
Cablevision System Corp. pay-in-kind:
 11 1/8% depositary shares  1,244  125,022
 Series H, $11.75  267  27,635
Capstar Broadcasting Partners,
 Inc. 12% (c)  100  10,125
Sinclair Capital 11 5/8% (c)  800  84,400
Time Warner, Inc., Series M,
 10 1/4% pay-in-kind  145  160,225
  558,465
PUBLISHING - 0.1%
K-III Communications Corp.,
 Series D, $10  600  60,450
TOTAL MEDIA & LEISURE    618,915
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
14% pay-in-kind  3,334  172,535
TOTAL NONCONVERTIBLE PREFERRED STOCKS   912,600
TOTAL PREFERRED STOCKS
(Cost $1,598,971)   1,764,063
CORPORATE BONDS - 12.3%
MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
CONVERTIBLE BONDS - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
POLLUTION CONTROL - 0.1%
WMX Technologies, Inc.
2%, 1/24/05 Baa1 $ 80,000  73,800
MEDIA & LEISURE - 0.0%
LEISURE DURABLES & TOYS - 0.0%
Hasbro Corp. 6%, 11/15/98 A3  24,000  35,040
RETAIL & WHOLESALE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
5%, 10/1/03 Baa3  150,000  178,875
TOTAL CONVERTIBLE BONDS   287,715
NONCONVERTIBLE BONDS - 12.1%
AEROSPACE & DEFENSE - 0.2%
AEROSPACE & DEFENSE - 0.2%
Alliant Techsystems, Inc.
11 3/4%, 3/1/03 B2  13,000  14,333
Fairchild Corp. 12%, 10/15/01 Caa  10,000  10,100
Lockheed Martin Corp.
7.20%, 5/1/36 A3  300,000  307,746
332,179
CORPORATE BONDS - CONTINUED
MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 B1 $ 20,000 $ 20,200
SHIP BUILDING & REPAIR - 0.0%
Newport News Shipbuilding, Inc.
 9 1/4%, 12/1/06 B1  10,000  10,425
TOTAL AEROSPACE & DEFENSE   362,804
BASIC INDUSTRIES - 0.7%
CHEMICALS & PLASTICS - 0.1%
Atlantis Group, Inc.
 11%, 2/15/03 B2  10,000  10,325
Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (c) B3  10,000  10,125
Freedom Chemical Co. 10 5/8%,
 10/15/06 B3  60,000  61,200
Pioneer Americas Acquisition
Corp. 9 1/4%, 6/15/07 (c) B1  10,000  9,850
Sterling Chemicals Holdings, Inc.:
 11 3/4%, 8/15/06 B3  70,000  75,425
 11 1/4%, 4/1/07 B3  40,000  42,400

  209,325
IRON & STEEL - 0.1%
GS Technologies Operating, Inc.
 12 1/4%, 10/1/05 B2  20,000  21,900
Republic Engineered Steels, Inc.
 9 7/8%, 12/15/01 Caa  50,000  46,625
WCI Steel, Inc. 10%, 12/1/04 B2  40,000  41,600
  110,125
METALS & MINING - 0.0%
Commonwealth Aluminum Corp.
 10 3/4%, 10/1/06 B2  40,000  42,000
PAPER & FOREST PRODUCTS - 0.5%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (c) B3  85,000  87,125
American Pad & Paper Co., Inc.
 13%, 11/15/05 B3  40,000  46,800
Crown Paper Co. 11%, 9/1/05 B3  30,000  30,075
Doman Industries Ltd. yankee
 8 3/4%, 3/15/04 B1  50,000  48,250
Florida Coast Paper Co. LLC/
 Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  20,000  20,650
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  10,000  10,513
Indah Kiat International Finance
 Co. BV 12 1/2%, 6/15/06 Ba2  20,000  22,700
Mail-Well Corp. 10 1/2%,
 2/15/04 B  10,000  10,400
Malette, Inc. yankee 12 1/4%,
 7/15/04 Ba3  10,000  11,200
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  40,000  40,200
 9 7/8%, 5/1/06 Caa  50,000  50,375

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa $ 20,000 $ 18,850
Riverwood International
 10 7/8%, 4/1/08 Caa  50,000  45,375
SD Warren Co., Series B,
 12%, 12/15/04 B1  15,000  16,800
Stone Container Corp.:
 12 5/8%, 7/15/98 B2  100,000  105,125
 11 7/8%, 12/1/98 B2  30,000  31,575
 10 3/4%, 10/1/02 B1  80,000  84,400
 11 7/8%, 8/1/16 B2  40,000  43,200
Tembec Finance Corp. yankee
 9 7/8%, 9/30/05 B1  10,000  10,300
  733,913
TOTAL BASIC INDUSTRIES   1,095,363
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.0%
Jordan Industries, Inc.
 10 3/8%, 8/1/03 B3  20,000  20,700
HOME FURNISHINGS - 0.1%
Guitar Center Management Co.,
 Inc. 11%, 7/1/06 B2  6,000  6,570
Interlake Corp. 12 1/8%,
 3/1/02 B3  40,000  41,900
Knoll, Inc. 10 7/8%, 3/15/06 B1  38,000  42,038
  90,508
TEXTILES & APPAREL - 0.4%
Dan River, Inc. 10 1/8%,
 12/15/03 B3  10,000  10,600
Levi Strauss & Co. 6.80%,
 11/1/03 (c) Baa2  570,000  565,138
Polymer Group, Inc.
 9%, 7/1/07 (c) -  40,000  39,356
Synthetic Industries, Inc.
 9 1/4%, 2/15/07 (c) B2  40,000  40,500
  655,594
TOTAL DURABLES  766,802
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
DI Industries, Inc. 8 7/8%,
 7/1/07 B1  25,000  24,625
McDermott International, Inc.
9 3/8%, 3/15/02 Ba3  60,000  62,909
Petroliam Nasional BHD yankee
 6 7/8%, 7/1/03 (c) A1  130,000  129,550
  217,084
OIL & GAS - 0.4%
Belden & Blake Corp. 9 7/8%,
 6/15/07 (c) B3  40,000  39,600
Cross Timbers Oil Co.
 9 1/4%, 4/1/07 B2  60,000  61,950
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  40,000  41,800
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (c) B3  60,000  60,000
Pennzoil Co. 9 5/8%, 11/15/99 Baa3  60,000  63,925

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Ras Laffan Liquid Natural
 Gas Co. Ltd. yankee
 8.29%, 3/15/14 (c) A3 $ 300,000 $ 312,468
United Refining Co. 10 3/4%,
 6/15/07 (c) B2  30,000  29,700
  609,443
TOTAL ENERGY  826,527
FINANCE - 5.0%
ASSET-BACKED SECURITIES - 1.3%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  100,000  115,500
Capital Equipment Receivables
 Trust 6.11%, 7/15/99 Aaa  1,410,000  1,411,763
Green Tree Financial Corp.
 6.10%, 4/15/27 Aaa  71,888  71,753
Sears Credit Account Master
 Trust II 6 1/2%, 10/15/03 Aaa  630,000  632,558
  2,231,574
BANKS - 1.5%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  500,000  497,935
Banc One Corp. 6.70%,
 3/24/00 Aa3  350,000  351,631
Banco Latinoamer Exportaciones
 Euro 6.90%, 12/6/99 (c) Baa2  100,000  100,813
Capital One Bank 6.74%,
 5/31/99 Baa3  260,000  260,330
Export-Import Bank of Korea
 6 3/8%, 2/15/06 A1  600,000  562,272
First USA Bank 6 1/2%,
 12/23/99 Baa3  250,000  248,785
Midland Bank PLC yankee
 7 5/8%, 6/15/06 A1  250,000  257,463
Signet Bank 7.80%, 9/15/06 Baa1  250,000  258,120
Summit Bancorp. 8 5/8%,
 12/10/02 BBB  100,000  107,241
  2,644,590
CREDIT & OTHER FINANCE - 2.0%
APP International Finance Co. BV
 yankee 11 3/4%, 10/1/05 Ba3  10,000  11,050
Ahmanson Capital Trust I
 8.36%, 12/1/26 (c) Baa3  250,000  252,088
Associates Corp. of North
 America 6 1/2%, 9/9/98 Aa3  250,000  250,993
CIT Group Holdings, Inc.
 6 1/4%, 9/30/99 Aa3  860,000  857,859
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  180,000  179,460
First Security Capital I
 8.41%, 12/15/26 A3  110,000  112,141
GST Equipment Funding, Inc.
 13 1/4%, 5/1/07 (c) -  60,000  64,200
General Electric Capital Corp.
 6.94%, 4/13/09 (e) Aaa  480,000  484,517

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Imperial Credit Capital Trust I
 10 1/4%, 6/14/02 (c) B2 $ 20,000 $ 20,050
Imperial Credit Industries, Inc.
 9 7/8%, 1/15/07 B2  50,000  49,500
MCN Investment Corp.
6.03%, 2/1/01 Baa2  180,000  175,819
Nordstrom Credit, Inc.
7 1/4%, 4/30/02 A2  200,000  203,340
PNC Institutional Capital Trust
8.315%, 5/15/27 (c) A2  600,000  606,714
Polytama International Finance
 BV 11 1/4%, 6/15/07 B2  20,000  20,650
PTC International Finance BV
 0%, 7/1/07 (c) B3  10,000  6,063
  3,294,444
INSURANCE - 0.1%
Integon Capital I 10 3/4%,
 2/15/07 (c) Ba3  100,000  121,500
SAVINGS & LOANS - 0.1%
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  40,000  43,400
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  80,000  89,200
  132,600
TOTAL FINANCE  8,424,708
HEALTH - 0.2%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
Wright Medical Technology, Inc.
 10 3/4%, 7/1/00 B3  40,000  40,700
MEDICAL FACILITIES MANAGEMENT - 0.2%

Columbia/HCA Healthcare Corp.
 6 1/2%, 3/15/99 A2  240,000  240,833
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (c) B1  10,000  10,225
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  20,000  20,000
 8 5/8%, 1/15/07 Ba3  10,000  10,150
  281,208
TOTAL HEALTH  321,908
HOLDING COMPANIES - 0.2%
Gray Communications System,
 Inc. 10 5/8%, 10/1/06 B3  20,000  21,075
Norfolk Southern Corp.
 7.05%, 5/1/37 Baa1  340,000  345,080
TOTAL HOLDING COMPANIES   366,155
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.0%
Amphenol Corp. 9 7/8%,
 5/15/07 B2  10,000  10,300
Motors & Gears, Inc. 10 3/4%,
 11/15/06 B3  60,000  61,800
  72,100
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Continental Global Group, Inc.
 11%, 4/1/07 (c) B2 $ 20,000 $ 21,000
Goss Graphic System, Inc.
 12%, 10/15/06 B2  50,000  55,000
International Knife & Saw, Inc.
 11 3/8%, 11/15/06 B3  10,000  10,675
Tenneco, Inc. 8.075%, 10/1/02 Baa1  300,000  314,838
  401,513
POLLUTION CONTROL - 0.3%
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  400,000  407,588
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   881,201
MEDIA & LEISURE - 1.2%
BROADCASTING - 0.6%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  10,000  9,500
 9 7/8%, 3/1/07 (c) -  130,000  125,450
Benedek Communications Corp.
 0%, 5/15/06 (b) -  50,000  30,125
Capstar Radio Broadcasting
 Partners, Inc. (c):
  9 1/4%, 7/1/07  -  60,000  58,050
  0%, 2/1/09 (b) CCC  70,000  44,975
Chancellor Radio Broadcasting
 Co. 8 3/4%, 6/15/07 (c) B3  60,000  59,250
Citadel Broadcasting Co.
 10 1/4%, 7/1/07 (c) B3  40,000  40,000
CS Wireless Systems, Inc.
 0%, 3/1/06 (b) Caa  30,000  7,200
Diamond Cable Communications
 PLC yankee 0%, 9/30/04 (b) B3  10,000  8,075
Echostar DBS Corp. 12 1/2%,
 7/1/02 (c) Caa  50,000  49,563
Echostar Satellite Broadcasting
Corp. 0%, 3/15/04 (b) Caa  40,000  28,400
Echostar Communications Corp.
 secured discount
 0%, 6/1/04 (b) B2  190,000  159,600
Jacor Communications Co.
 8 3/4%, 6/15/07 (c) B2  10,000  9,875
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05 Ba3  10,000  9,850
 10 1/2%, 6/15/06 B2  10,000  10,900
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  50,000  52,250
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  10,000  10,775
TCI Communication, Inc.
 6.82%, 9/15/10 Ba1  250,000  249,878
Telewest PLC 0%, 10/1/07 (b) B1  60,000  43,350
UIH Australia/PAC, Inc., Series B,
 0%, 5/15/06 (b) B2  90,000  54,450
  1,061,516

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENTERTAINMENT - 0.1%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (c) B2 $ 70,000 $ 71,050
AMF Group, Inc., Series B:
 10 7/8%, 3/15/06 B2  20,000  21,550
 0%, 3/15/06 (b) B2  10,000  7,125
Cinemark USA, Inc.
 9 5/8%, 8/1/08 B2  30,000  30,450
Viacom, Inc. 8%, 7/7/06 B1  100,000  97,000

  227,175
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp. (c):
 secured 1st priority
  0%, 5/15/01  B3  140,000  88,200
 secured 2nd priority
  0%, 5/15/01  Caa  20,000  11,550
Icon Health and Fitness, Inc.
 13%, 7/15/02 B3  50,000  56,125
Icon Fitness Corp. 0%,
 11/15/06 (b) CCC+  10,000  5,450
  161,325
LODGING & GAMING - 0.3%
American Skiing Co.
 12%, 7/15/06 B3  30,000  31,500
Casino Magic Financial Corp.
 11 1/2%, 10/15/01 B1 20,000  17,500
Circus Circus Enterprises, Inc.
 7%, 11/15/36 Baa2 150,000 145,688
HMC Acquisition Properties,
 Inc. 9%, 12/15/07 Ba3 60,000  60,600
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  60,000  63,600
Horseshoe Gaming LLC
 12 3/4%, 9/30/00 B1  40,000  44,700
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  20,000  21,050
Sun International Hotels Ltd./Sun
 International North America,
 Inc. yankee 9%, 3/15/07 Ba3  70,000  71,050
  455,688
PUBLISHING - 0.1%
Big Flower Press Holdings, Inc.
 8 7/8%, 7/1/07 (c) -  90,000  88,425
RESTAURANTS - 0.0%
AFC Enterprises, Inc. 10 1/4%,
 5/15/07 (c) B3  40,000  39,800
TOTAL MEDIA & LEISURE  2,033,929
NONDURABLES - 0.2%
FOODS - 0.0%
International Home Foods,
 Inc. 10 3/8%, 11/1/06 B2  10,000  10,300
HOUSEHOLD PRODUCTS - 0.0%
Renaissance Cosmetic, Inc.
 11 3/4%, 2/15/04 B3  50,000  51,750
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  65,000  69,225
  120,975
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
NONDURABLES - CONTINUED
TOBACCO - 0.2%
North Atlantic Trading, Inc.
 11%, 6/15/04 (c) B3 $ 10,000 $ 10,150
Philip Morris Companies, Inc.
 6.95%, 6/1/06 A2  250,000  250,833
  260,983
TOTAL NONDURABLES   392,258
RETAIL & WHOLESALE - 0.9%
APPAREL STORES - 0.1%
Mothers Work, Inc. 12 5/8%,
 8/1/05 B3  10,000  10,325
Specialty Retailers, Inc.
 8 1/2%, 7/15/05 (c) Ba3  30,000  29,925
  40,250
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1  300,000  299,487
 6.40%, 2/15/03 Baa1  400,000  389,652
Penney (J.C.) Co., Inc.
 6.95%, 4/1/00 A2  160,000  161,347
  850,486
GROCERY STORES - 0.3%
American Stores Co.
 7 1/2%, 5/1/37 Baa2  250,000  254,743
Food 4 Less Holdings, Inc.
 13 5/8%, 6/15/07 -  10,681  12,486
Grand Union Co.
 12%, 9/1/04 Caa  50,000  37,000
Pantry, Inc. 12%, 11/15/00 B2  10,000  10,250
Pathmark Stores, Inc.:
 11 5/8%, 6/15/02 Caa  40,000  40,500
 9 5/8%, 5/1/03 B3  10,000  9,650
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  40,000  34,400
 8 5/8%, 12/15/03 B3  30,000  24,225
 10 3/8%, 10/1/04 B3  20,000  17,000
 11 1/2%, 4/15/06 B3  20,000  17,700
Pueblo Xtra International, Inc.:
 9 1/2%, 8/1/03 B3  60,000  57,450
 9 1/2%, 8/1/03 (c) B3  10,000  9,650
Randalls Food Markets, Inc.

 9 3/8%, 7/1/07 (c) B2  10,000  9,963
  535,017
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Corporate Express, Inc., Series B,
 9 1/8%, 3/15/04 B2  10,000  10,000
TOTAL RETAIL & WHOLESALE  1,435,753
SERVICES - 0.2%
PRINTING - 0.0%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  40,000  41,100

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
SERVICES - 0.2%
Orion Network System, Inc. unit:
 11 1/4%, 1/15/07 B2 $ 50,000 $ 51,125
 0%, 1/15/07 (b) B2  290,000  165,300
Outsourcing Solutions, Inc.
 11%, 11/1/06 B3  10,000  10,850
  227,275
TOTAL SERVICES  268,375
TECHNOLOGY - 0.2%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc.
 0%, 5/15/06 (b) B2  80,000  55,000
COMPUTER SERVICES & SOFTWARE - 0.0%
Verio, Inc. unit 13 1/2%,
 6/15/04 (c)  -  50,000  50,250
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc. 6.70%, 8/6/99 Baa1  250,000  250,948
Dictaphone Corp. 11 3/4%,
 8/1/05 B3  10,000  9,200
Exide Electronics Group, Inc.
 11 1/2%, 5/15/06 B3  10,000  10,725
Unisys Corp. 12%, 4/15/03 B1  10,000  10,825
  281,698
ELECTRONIC INSTRUMENTS - 0.0%
Wavetek Corp. 10 1/8%,
 6/15/07 (c) B3  10,000  10,200
ELECTRONICS - 0.0%
Fairchild Semiconductor Corp.
 10 1/8%, 3/15/07 (c) B2  30,000  31,650
Viasystems, Inc. 9 3/4%,
 6/1/07 (c) B3  10,000  10,175
  41,825
TOTAL TECHNOLOGY   438,973
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.0%
Atlas Air, Inc. pass through trust
 12 1/4%, 12/1/02 Ba3  30,000  33,450
RAILROADS - 0.1%
Burlington Northern Santa Fe
 Corp. 7.29%, 6/1/36 Baa2  150,000  153,768
TFM SA de CV (c):
 10 1/4%, 6/15/07  B2  10,000  10,175
 0%, 6/15/09 (b) B2  20,000  11,550
  175,493
TOTAL TRANSPORTATION  208,943
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - 1.5%
CELLULAR - 0.7%
Arch Communications Group,
 Inc. 0%, 3/15/08 (b) B3 $ 90,000 $ 47,475
Clearnet Communications, Inc.
 yankee 0%, 12/15/05 (b) B3  50,000  32,875
McCaw International Ltd. unit
 0%, 4/15/07 (b)(c) CCC  200,000  96,000
Microcell Telecommunications,
 Inc. 0%, 6/1/06 (b) B3  140,000  78,400
Millicom International Cellular
 SA 0%, 6/1/06 (b) B3  260,000  185,900
Mobile Telecommunications
 Technologies Corp.
 13 1/2%, 12/15/02 B3  20,000  21,100
Omnipoint Corp.:
 11 5/8%, 8/15/06 B2  10,000  9,450
 Series A, 11 5/8%, 8/15/06 B3  30,000  28,350
Pagemart, Inc. 0%, 11/1/03 (b) -  70,000  60,550
Pagemart Nationwide, Inc.
 0%, 2/1/05 (b) -  40,000  29,800
RSL Communications Ltd./RSL
 Communications PLC
 12 1/4%, 11/15/06 -  40,000  40,700
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (b)(c) B-  30,000  15,975
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  400,000  397,796
USA Mobile Communications,
 Inc. II 9 1/2%, 2/1/04 B2  10,000  9,300
  1,053,671
ELECTRIC UTILITY - 0.0%

CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  10,000  10,075
GAS - 0.2%
Columbia Gas System, Inc.
 6.61%, 11/28/02 Baa1  379,000  374,717
TELEPHONE SERVICES - 0.6%
Brooks Fiber Properties, Inc.:
 0%, 3/1/06 (b) -  10,000  6,750
 11 7/8%, 11/1/06 -  20,000  12,900
GST USA, Inc. 0%, 12/15/05 (b) -  34,000  21,080
Hyperion Telecommunications,
 Inc., Series B, 0%,
 4/15/03 (b) -  60,000  30,150
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  200,000  198,100
McleodUSA, Inc. 0%,
 3/1/07 (b)(c) B3  40,000  25,500
MFS Communications, Inc.
 0%, 1/15/06 (b) Ba3  250,000  197,188
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  87,000  77,648

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1 $ 20,000 $ 14,425
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  400,000  409,072
  992,813
TOTAL UTILITIES   2,431,276
TOTAL NONCONVERTIBLE BONDS   20,254,975
TOTAL CORPORATE BONDS
 (Cost $20,329,264)   20,542,690
U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS - 10.7%
U.S. TREASURY OBLIGATIONS - 9.6%
 5 7/8%, 8/15/98 Aaa  1,000,000  999,690
 6 5/8%, 6/30/01 Aaa  6,540,000  6,601,280
 7%, 7/15/06 Aaa  5,286,000  5,437,973
 12%, 8/15/13 (callable) Aaa  1,100,000  1,548,426
 8 1/8%, 8/15/19 Aaa  825,000  941,144
 7 1/4%, 2/15/23 Aaa  490,000  504,700
TOTAL U.S. TREASURY OBLIGATIONS   16,033,213
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.1%
Federal Home Loan Bank:
 7.56%, 9/1/04 Aaa  310,000  324,725
 7.59%, 3/10/05 Aaa  190,000  199,738
Federal National Mortgage
 Association 6.72%, 8/1/05 Aaa  720,000  716,400
Government Trust Certificates
 (assets of Trust guaranteed by
 U.S. Government through Defense
 Security Assistance Agency)
 Class 2-E, 9.40%, 5/15/02 Aaa  127,981  135,802
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
  8%, 11/15/01 Aaa  220,000  231,917
  5.89%, 8/15/05 Aaa  310,000  293,730
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS  1,902,312
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $17,972,172)  17,935,525
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 2.4%
Federal Home Loan Mortgage
 Corporation:
 7%, 6/1/99 to 7/1/01 Aaa  466,372  469,127
 7 1/2%, 7/1/27 (g) Aaa  970,000  974,547
Federal National Mortgage
 Association:
 5 1/2%, 2/1/03 to 2/1/26 Aaa  1,170,119  1,115,067
 6%, 4/1/11 Aaa  461,556  446,556
Government National Mortgage
 Association 7%, 10/15/23
 to 8/15/27 (g) Aaa  1,111,502  1,094,199
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $4,111,968)  4,099,496
U.S. GOVERNMENT AGENCY - 0.7%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Federal Home Loan Mortgage
 Corporation planned
 amortization class
 Series 1645 Class ZA,
 5 1/2%, 4/15/05 Aaa $ 622,356 $ 606,797
Federal National Mortgage
 Association planned
 amortization class
 Series 1993-129 Class D,
 6.10%, 6/25/05 Aaa  500,000  496,250
TOTAL U.S. GOVERNMENT AGENCY

 (Cost $1,097,458)   1,103,047
COMMERCIAL MORTGAGE SECURITIES - 0.3%
BKB Commercial Mortgage Trust
 Series 1997-C1 Class A-1,
 6 7/8%, 2/25/43 (c) Aaa  307,292  308,445
Wells Fargo Capital Markets
 Apartment Financing Trust
 6.56%, 12/29/05 (c) Aaa  250,000  246,590
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $548,447)   555,035
FOREIGN GOVERNMENT OBLIGATIONS (F) - 0.4%
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  470,000  469,962
Quebec Province yankee
 6.86%, 4/15/26 (e) A2  250,000  246,125
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $709,904)   716,087
CASH EQUIVALENTS - 7.5%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 12,490,057  12,488,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $146,599,508)  $ 167,465,455
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,713,489 or 2.8% of net assets.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified rate and date.
6. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $89,201,982 and $47,453,749, respectively, of which U.S. government and government agency obligations aggregated $28,333,982 and $ 22,737,773, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $9,631 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 19.4% AAA, AA, A 18.5%
Baa 2.8% BBB 4.4%
Ba 1.3% BB 0.4%
B 2.4% B 2.5%
Caa 0.3% CCC 0.2%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.3%. FMR has determined that unrated debt securities that are lower quality account for 0.3% of the total value of investment in securities.
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $146,608,960. Net unrealized appreciation aggregated $20,856,495, of which $21,494,643 related to appreciated investment securities and $638,148 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $372,000 which will expire on December 31, 2004.
VARIABLE INSURANCE PRODUCTS FUND III: BALANCED PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                          $ 167,465,455
securities, at
value (including
repurchase
agreements of
$12,488,000)
(cost $146,599,508)
- - See
accompanying
schedule

Cash                                         1,115,612

Receivable for                                 670,618
investments sold

Receivable for fund                            297,225
shares sold

Dividends receivable                           160,685

Interest receivable                            652,510

 TOTAL ASSETS                              170,362,105

LIABILITIES

Payable for             $  1,451,436
investments
purchased
Regular delivery

 Delayed delivery          2,094,009

Accrued management            60,531
fee

Other payables and            29,741
accrued expenses

 TOTAL LIABILITIES                           3,635,717

NET ASSETS                                $166,726,388

Net Assets consist of:

Paid in capital                           $141,786,400

Undistributed net                            2,231,662
investment income

Accumulated                                  1,842,367
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                              20,865,959
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                           $166,726,388
12,251,612 shares
outstanding

NET ASSET VALUE,                          $      13.61
offering price
and redemption
price per
share
($166,726,388 (divided by)
12,251,612 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                               $   854,788
Dividends

Interest                                                          1,790,207

 TOTAL INCOME                                                     2,644,995

EXPENSES

Management fee                            $    294,816

Transfer agent fees                             48,191

Accounting fees and                             39,379
expenses

Non-interested                                     272
trustees'
compensation

Custodian fees and                               8,008
expenses

Registration fees                              21

Audit                                          10,725

Legal                                          1,119

Miscellaneous                                  145

 Total expenses                               402,676
before reductions

 Expense reductions                           (5,162        397,514
                                             )

NET INVESTMENT                                2,247,481
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                                 2,241,895
securities

 Foreign currency                             (19           2,241,876
transactions                                 )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                  13,357,453
securities

 Assets and                                   (322          13,357,131
liabilities in                               )
foreign currencies

NET GAIN (LOSS)                                             15,599,007

NET INCREASE                                              $  17,846,488
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                         $  5,087
Expense reductions
 Directed brokerage
arrangements

 Custodian interest                                          75
credits

                                                          $  5,162

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)                   SIX MONTHS      YEAR ENDED
IN NET ASSETS                         ENDED           DECEMBER 31,
                                      JUNE 30, 1997   1996
                                      (UNAUDITED)

Operations                              $ 2,247,481    $ 2,701,775
Net investment
income

 Net realized gain                        2,241,876       (391,485)
(loss)

 Change in net                           13,357,131      6,443,286
unrealized
appreciation
(depreciation)

 NET INCREASE                            17,846,488      8,753,576
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                         (2,678,656)       (26,804)
shareholders
From net
investment income

 From net realized                       -                (192,158)
gain

 TOTAL DISTRIBUTIONS                     (2,678,656)      (218,962)

Share transactions                       50,743,701     51,928,218
Net proceeds from
sales of shares

 Reinvestment of                         2,678,656         218,962
distributions

 Cost of shares                          (4,973,433)       (727,396)
redeemed

 NET INCREASE                            48,448,924        51,419,784
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                         63,616,756        59,954,398
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                     103,109,632       43,155,234

 End of period                          $ 166,726,388     $ 103,109,632
(including
undistributed net
investment
income of
$2,231,662 and
$2,677,878,
respectively)

OTHER INFORMATION
Shares

 Sold                                    3,992,425         4,616,047

 Issued in                               215,153           19,533
reinvestment of
distributions

 Redeemed                                (390,109)         (64,658)

 Net increase                            3,817,469         4,570,922
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                      SIX MONTHS ENDED          YEARS ENDED DECEMBER 31,
                      JUNE 30, 1997

SELECTED PER-SHARE    (UNAUDITED)               1996                    1995
DATA

Net asset value,       $  12.23                 $   11.17               $  10.00
beginning of period

Income from
Investment
Operations

 Net investment        .22 D                    .33                      .14
income

 Net realized and      1.47                     .78                      1.25
unrealized gain
(loss)

 Total from            1.69                     1.11                     1.39
investment
operations

Less Distributions

 From net              (.31)                    (.01) H                  (.14)
investment income

 From net realized     -                        (.04) H                  (.08)
gain

 Total distributions   (.31)                    (.05)                    (.22)

Net asset value, end   $  13.61                 $  12.23                $ 11.17
of period

TOTAL RETURN  B, C     14.05%                   9.98%                    13.92%

RATIOS AND
SUPPLEMENTAL

DATA

Net assets, end of     $166,726                 $103,110                $43,155
period (000
omitted)

Ratio of expenses to   .62% A                   .72%                    1.42%
average net assets                                                     E

Ratio of expenses to   .61% A, F                .71% F                  1.42%
average net assets
after expense
reductions

Ratio of net           3.47% A                  3.63%                   3.56%
investment income
to average net
assets

Portfolio turnover     81% A                    163%                    248%
rate

Average commission     $  .0417                $ .0165
rate G

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED
DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED
BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. F FMR
OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES
ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER. H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).


VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                            PAST 1   LIFE OF
JUNE 30,1997                                             YEAR     FUND

ASSET MANAGER: GROWTH                                    25.51%    23.29%

S&P 500(registered trademark)                            34.70%    33.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to those of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return figure would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE

ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.
$10,000 OVER LIFE OF FUND
  1995/01/31      10000.00  10000.00
10000.00
  1995/02/28      10149.70  10389.70
10319.41
  1995/03/31      10289.42  10696.30
10539.38
  1995/04/30      10558.88  11011.31
10785.08
  1995/05/31      10708.58  11451.43
11198.64
  1995/06/30      11137.72  11717.44
11396.90
  1995/07/31      11546.91  12106.00
11632.64
  1995/08/31      12065.87  12136.38
11694.83
  1995/09/30      12245.51  12648.54
12051.93
  1995/10/31      11776.45  12603.38
12082.78
  1995/11/30      11986.03  13156.67
12486.40
  1995/12/31      12277.71  13410.07
12699.16
  1996/01/31      12569.78  13866.55
13007.00
  1996/02/29      12613.39  13995.09
13008.05
  1996/03/31      12840.37  14129.86
13058.25
  1996/04/30      13143.01  14338.14
13160.97
  1996/05/31      13348.36  14707.92
13378.10
  1996/06/30      13402.41  14763.95
13465.02
  1996/07/31      13067.35  14111.68
13090.93
  1996/08/31      13164.62  14409.30
13265.02
  1996/09/30      13705.04  15220.25
13818.40
  1996/10/31      14104.95  15640.03
14160.36
  1996/11/30      15023.67  16822.26
14932.58
  1996/12/31      14737.79  16489.01
14697.36
  1997/01/31      15367.80  17519.24
15354.72
  1997/02/28      15514.22  17656.59
15451.58
  1997/03/31      14781.88  16931.08
14967.66
  1997/04/30      15401.55  17941.87
15652.51
  1997/05/31      16336.68  19034.17
16360.18
  1997/06/30      16821.15  19886.90
16925.34
Let's say hypothetically that $10,000 was invested in Asset Manager: Growth Portfolio on January 31, 1995, shortly after the fund began. As the chart shows, by June 30, 1997, the value of the investment would have grown to $16,821 - a 68.21% increase. With reinvested dividends and capital gains, if any, a $10,000 investment in the S&P 500 would have grown to $19,887 over the same period - a 98.87% increase.
You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The Aggressive Asset Allocation Composite index combines the cumulative total returns of three unmanaged indexes - the S&P 500 (98.87%), Lehman Brothers Aggregate Bond Index (24.12%), and the Salomon Brothers 3-month T-Bill Total Rate of Return Index (13.63%) - according to the fund's neutral mix*, assuming monthly rebalancing. With reinvested dividends and capital gains, if any, a $10,000 investment in the index would have grown to $16,925 - a 69.25% increase.
* 70% STOCKS, 25% BONDS AND 5% SHORT-TERM INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO DECEMBER 31, 1996.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                                            % OF FUND'S
                                                            INVESTMENTS

Philip Morris Companies, Inc.                               6.4

Federal National Mortgage Association                       4.7

Federal Home Loan Mortgage Corporation                      2.7

International Business Machines Corp.                       2.3

General Motors Corp.                                        2.3

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
(STOCKS ONLY)                                               % OF FUND'S
                                                            INVESTMENTS

Finance                                                     15.1

Technology                                                  12.9

Nondurables                                                 7.5

Retail & Wholesale                                          7.0

Utilities                                                   6.8

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 4.2
Row: 1, Col: 2, Value: 16.5
Row: 1, Col: 3, Value: 79.3
Stock class  79.3%
Bond class  16.5%
Short-term class  4.2%
FOREIGN INVESTMENTS  10.4%
*
ASSET ALLOCATION IN THE PIE CHART REFLECTS THE CATEGORIZATION OF ASSETS AS
DEFINED
IN THE FUND'S PROSPECTUS. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
% OF FUND'S INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Habermann (top left), Portfolio Manager of Asset
Manager: Growth Portfolio, George Vanderheiden (top right), sub-manager for stocks, Charles Morrison (bottom left), sub-manager for bonds, and John Todd (bottom right), sub-manager for short-term/money market instruments. Charles Morrison became sub-manager for bonds on February 3, 1997, and John Todd became sub-manager for short-term/money market instruments on December 1, 1996.
Q. HOW DID THE FUND PERFORM, DICK?
D.H. The fund's performance historically has been compared to that of the Standard & Poor's 500 Index. However, there are some significant differences between the make-up of the fund and the composition of the index. While the S&P 500 is made up exclusively of stocks, the fund invests in stocks, bonds and short-term/money market instruments. The fund allocates assets among these three categories in order to help control both volatility and risk relative to funds or indexes that invest only in stocks. That being said, the S&P 500 posted a strong 20.61% return during the six months that ended June 30, 1997, and 34.70% over the 12 months ended June 30, 1997. Since the fund is diversified into other asset classes that didn't perform as well as stocks, the fund's performance lagged that of the S&P 500. However, the fund did benefit from the performance of its equity investments and its small stake in high-yield bonds, while the bond and short-term money market portions of the fund performed in line with their respective markets.
Q. WHAT WAS THE FUND'S ASSET MIX AT THE END OF THE PERIOD?
D.H. At the end of June 1997, the fund's equity position stood at about 79%, 9% above the new neutral mix the fund instituted on January 1, 1997. That neutral mix comprises 70% stocks, 25% bonds and 5% short-term/money market instruments. In order to add to the equity portion, we reduced both the fund's bond and short-term/money market positions. At the end of the period, the fund held about 17% in bonds and approximately 4% in short-term/money market instruments.
Q. WHY DID YOU INCREASE THE FUND'S STOCK INVESTMENTS?
D.H. Because the investing environment was very favorable not only for all financial assets, but especially for stocks. We've had limited inflation and corporate earnings continued to be strong. Another key factor was the strength of the dollar, although that can act as a double-edged sword. On the negative side, a rising dollar acts as a drag on the economy by slowing exports and suppressing corporate earnings. This especially affects large, multinational corporations. These companies, however, generally were able to post earnings surprises through cost cutting and sustain their stock prices by buying back shares. The positive side of the strong dollar is that it helps to control inflation by keeping import prices down. In addition, investors, especially those abroad, tend to feel more comfortable investing in U.S. markets when the dollar is strong, helping to sustain prices for both stocks and bonds.
Q. WHAT WAS THE ENVIRONMENT LIKE FOR THE BOND MARKET?
D.H. During the latter stages of the first quarter and the beginning of the second quarter, the bond market struggled because of concerns that continued economic growth might lead to inflation. Employment had reached a level where historically there should have been increased upward pressure on wages. The Federal Reserve Board tried to anticipate and head off incipient inflation by raising the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% to 5.50% at the end of March. This move was well-telegraphed, so the rate increase was already priced into the market when the Fed acted. The Fed chose to keep rates steady in May, a stance that surprised many in the market who were anticipating another rate increase. The Fed stood pat mainly because economic growth slowed and there were few if any signs of inflationary pressure. From that point on, the bond market responded favorably.
Q. TURNING TO YOU, GEORGE, HOW DID YOU MANAGE THE STOCK PORTION OF THE FUND IN A VIRTUALLY NO-INFLATION ENVIRONMENT?
G.V. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to increase earnings and don't have to rely on price increases. Technology, health care and telecommunications fall within these areas. Second were the interest sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third, I looked at global growers - companies with proprietary advantages, such as low costs, unique distribution channels or strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show earnings growth by acquiring market share and paring costs.
Q. PHILIP MORRIS IS THE FUND'S LARGEST STOCK HOLDING. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
G.V. I own tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be passed completely along to consumers.
Q. STOCK VALUATIONS WERE QUITE HIGH. WHY WAS THAT, AND WILL THEY STAY
INFLATED?
G.V. We had a nearly perfect investing environment during the period - experiencing growth without inflation. Accelerating inflation is usually the killer of all bond and equity bull markets, but inflation just kept receding as the economic expansion continued. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% - everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations should deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.
Q. CHARLIE, WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND'S BOND INVESTMENTS?
C.M. For most of the period, I focused on positioning the bond portion of the portfolio more aggressively by increasing its weighting in securities that offer a yield advantage over Treasuries, such as corporate securities, while decreasing the percentage held in Treasuries. Part of that move was accomplished with Dick's reallocation of assets away from bonds. In reducing the fund's stake in bonds, I sold Treasuries. At the same time, I tended to focus any new purchases on investments that offered a yield advantage over Treasuries. Specific areas of focus included BBB-rated corporate bonds and commercial mortgage-backed securities.
Q. WHAT KINDS OF BONDS DID YOU FOCUS ON IN THE CORPORATE MARKET?
C.M. One area of interest over the period was in the bank market. I continued to add long-term bank paper in the form of capital securities. Last fall, the Federal Reserve Board ruled that domestic banking companies could issue capital securities, which offered the banks significant tax advantages, as well as the opportunity to strengthen their balance sheets. Numerous banks took advantage of this opportunity and inundated the market with these securities. The large amount of supply in a relatively concentrated period of time allowed us to purchase many capital securities at cheap levels. This market has performed well following the initial supply.
Q. JOHN, WHAT HAS THE BACKDROP FOR THE SHORT-TERM AND MONEY MARKETS BEEN LIKE SINCE YOU CAME ON BOARD?
J.T. As Dick pointed out, the Fed raised the fed funds rate at its March meeting, but then chose not to continue to raise rates at its late May meeting. For now, the Fed appears to be in a holding pattern. Some believe that the Fed has abandoned the notion of being pre-emptive - seeking to head off inflation before it actually appears - and instead will respond only to actual evidence of inflation rather than trying to respond to underlying inflationary pressures.
Q. WHAT SORT OF STRATEGY DID YOU PURSUE?
J.T. Because Fed Chairman Alan Greenspan warned that the Fed might raise rates, I reduced the short-term/money market portion's average maturity to about 50 days in the first quarter. Once the market adjusted to the new, higher rate level and expectations of further Fed interest rate increases were built into the yield curve, the maturity was extended. That's because many longer-maturity instruments were attractively valued because their prices and yields reflected a more aggressive Fed interest rate posture than I felt was likely.
Q. TURNING BACK TO YOU, DICK, WHAT'S YOUR OUTLOOK?
D.H. I believe that a lack of pricing power, among other things, makes it clear that corporations are not operating with a very strong wind at their backs. At the same time, U.S. companies - helped by advances in technology that help cut costs - are operating very efficiently, leading to many positive earnings surprises. I don't see much that would change that over the near future. Still, the economic pattern over the past year has been like a seesaw. That is, the economy has grown in spurts, picking up for one quarter then tailing off into weakness during the next. If the economy shows sustained strength, interest rates could rise and put some pressure on the markets. On the other hand, one could argue that rates might fall because inflation is at such a low level. As always, we'll have to wait and see what the future holds.



FUND FACTS
GOAL: maximum total return over the long term by allocating assets among stocks, bonds and short-term instruments anywhere in the world
START DATE: September 6, 1989
SIZE: as of June 30, 1997, more than $4 billion
MANAGER: Richard Habermann, since March
1996; joined Fidelity in 1968
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 78.2%
SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.6%
AEROSPACE & DEFENSE - 1.1%
Boeing Co.   80,600 $ 4,276,838
Gulfstream Aerospace Corp. (a)  5,800  171,100
  4,447,938
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.   34,000  1,734,000
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  2,800  58,800
Newport News Shipbuilding, Inc.   8,200  159,388
  218,188
TOTAL AEROSPACE & DEFENSE   6,400,126
BASIC INDUSTRIES - 4.4%
CHEMICALS & PLASTICS - 2.8%
Air Products & Chemicals, Inc.   9,800  796,250
du Pont (E.I.) de Nemours & Co.   108,100  6,796,788
Raychem Corp.   31,900  2,372,563
Union Carbide Corp.   30,000  1,411,875
  11,377,476
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  95,100  2,948,100
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.   19,400  685,063
Champion International Corp.   29,000  1,602,250
International Paper Co.   11,500  558,469
Willamette Industries, Inc.   3,900  273,000
  3,118,782
TOTAL BASIC INDUSTRIES   17,444,358
CONSTRUCTION & REAL ESTATE - 0.9%
CONSTRUCTION - 0.7%
Centex Corp.   11,800  479,375
D.R. Horton, Inc.   32,900  341,338
Fleetwood Enterprises, Inc.   48,733  1,452,853
Kaufman & Broad Home Corp.   24,200  425,013
U.S. Home Corp. (a)  2,600  69,063
  2,767,642
ENGINEERING - 0.2%
Fluor Corp.   18,900  1,043,044
TOTAL CONSTRUCTION & REAL ESTATE   3,810,686
DURABLES - 4.3%
AUTOS, TIRES, & ACCESSORIES - 3.6%
Circuit City Stores, Inc. -
 CarMax Group  2,500  35,781
Cummins Engine Co., Inc.   19,500  1,375,969
Dana Corp.   7,500  285,000
Discount Auto Parts, Inc. (a)  12,500  243,750
Federal-Mogul Corp.   8,300  290,500
General Motors Corp.   163,100  9,081,631
Gentex Corp. (a)  7,000  138,250
Goodyear Tire & Rubber Co.   8,100  512,831
Honda Motor Co. Ltd.   13,000  391,208
Magna International, Inc. Class A  21,200  1,274,472
Superior Industries International, Inc.   32,900  871,850
  14,501,242
CONSUMER ELECTRONICS - 0.2%
Newell Co.   15,900  630,038

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.5%
Burlington Industries, Inc. (a)  40,400 $ 484,800
Liz Claiborne, Inc.   10,900  508,213
NIKE, Inc. Class B  15,000  875,625
Reebok International Ltd.   2,400  112,200
  1,980,838
TOTAL DURABLES   17,112,118
ENERGY - 6.5%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   37,600  1,097,450
OIL & GAS - 6.2%
Amerada Hess Corp.   15,700  872,331
Anadarko Petroleum Corp.   1,700  102,000
Atlantic Richfield Co.   28,700  2,023,350
British Petroleum PLC ADR  52,146  3,904,432

Burlington Resources, Inc.   40,100  1,769,413
Canada Occidental Petroleum Ltd.   700  15,717
Chevron Corp.   2,300  170,056
Elf Aquitaine SA sponsored ADR  8,100  440,944
Enron Oil & Gas Co.   5,100  92,438
Fortune Petroleum Corp. warrants
 9/28/98 (a)  100,000  75,000
Kerr-McGee Corp.   7,600  481,650
Louisiana Land & Exploration Co.   31,500  1,799,438
Mobil Corp.   4,600  321,425
Noble Affiliates, Inc.   3,000  116,063
Occidental Petroleum Corp.   67,800  1,699,238
Royal Dutch Petroleum Co. Ord.   3,200  166,346
Royal Dutch Petroleum Co.   129,600  7,047,000
Santa Fe Energy Resources, Inc. (a)  23,400  343,688
Sun Co., Inc.   9,500  294,500
Tosco Corp.   68,100  2,038,744
Total SA:
 Class B  2,420  244,461
 sponsored ADR  15,065  762,666
Union Pacific Resources Group, Inc.  5,300  131,838
  24,912,738
TOTAL ENERGY  26,010,188
FINANCE - 14.9%
BANKS - 0.4%
Canadian Imperial Bank of Commerce  200  5,041
Credit Suisse Group (Reg.)  8,400  1,077,660
NationsBank Corp.   11,500  741,750
1,824,451
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  25,000  462,500
CREDIT & OTHER FINANCE - 0.9%
Fleet Financial Group, Inc.   55,200  3,491,400
FEDERAL SPONSORED CREDIT - 7.4%
Federal Home Loan Mortgage
 Corporation  319,400  10,979,375
Federal National Mortgage Association  428,200  18,680,225
  29,659,600
INSURANCE - 5.6%
AFLAC, Inc.   12,700  600,075
Aegon NV (Reg.)  12,898  903,666
Allmerica Financial Corp.   14,100  562,238
Allstate Corp.   83,100  6,066,300
American International Group, Inc.   33,900  5,063,813
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
CIGNA Corp.   5,300 $ 940,750
Equitable of Iowa Companies   2,000  112,000
General Re Corp.   8,700  1,583,400
Loews Corp.   5,700  570,713
MGIC Investment Corp.   40,400  1,936,675
PMI Group, Inc.   14,700  916,913
Provident Companies, Inc.   1,200  64,200
Providian Financial Corp. (a)  31,200  1,002,300
Reliastar Financial Corp.   5,700  416,813
Torchmark Corp.   18,700  1,332,375
Travelers Property Casualty Corp.
 Class A  4,500  179,438
UNUM Corp.   3,300  138,600
  22,390,269
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.  17,300  1,211,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp.  28,300  801,244
TOTAL FINANCE   59,840,464
HEALTH - 6.3%
DRUGS & PHARMACEUTICALS - 2.3%
American Home Products Corp.   1,400  107,100
Amgen, Inc.   27,300  1,586,813
Astra AB Class A Free shares  136,700  2,549,515
Merck & Co., Inc.   6,800  703,800
Novartis AG (Reg.)  1,296  2,069,698
Schering-Plough Corp.   44,600  2,135,225
  9,152,151
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Allegiance Corp.   2,660  72,485
Bard (C.R.), Inc.   13,000  472,063
Baxter International, Inc.   5,400  282,150
Biomet, Inc.   30,900  575,513
Boston Scientific Corp. (a)  1,600  98,300
Johnson & Johnson  3,500  225,313
St. Jude Medical, Inc. (a)  35,800  1,396,200
  3,122,024
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   222,750  8,756,859
Health Management Associates, Inc.
 Class A (a)  1,500  42,750
Humana, Inc. (a)  59,700  1,380,563
Tenet Healthcare Corp. (a)  41,800  1,235,713
United HealthCare Corp.  26,100  1,357,200
  12,773,085
TOTAL HEALTH  25,047,260

HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  20,900  744,563
INDUSTRIAL MACHINERY & EQUIPMENT - 1.6%
ELECTRICAL EQUIPMENT - 0.9%
Emerson Electric Co.   7,800  429,488
General Electric Co.   35,300  2,307,738
Scientific-Atlanta, Inc.   17,800  389,375
Sensormatic Electronics Corp.   6,200  79,825
Westinghouse Electric Corp.   26,500  612,813
3,819,239

SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   15,600 $ 1,675,050
JLK Direct Distribution, Inc. Class A  100  2,563
Ultratech Stepper, Inc. (a)  19,000  434,625
2,112,238
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.   18,800  625,100
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   6,556,577
MEDIA & LEISURE - 2.4%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  4,600  110,400
HSN, Inc. (a)  3,350  104,688
TCI Group Class A (a)  15,600  232,050
  447,138
ENTERTAINMENT - 0.0%
Cedar Fair LP (depositary unit)  1,300  56,875
Royal Caribbean Cruises Ltd.   3,100  108,306
  165,181
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.   27,300  2,286,013
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  42,000  1,034,250
HFS, Inc. (a)  7,200  417,600
Harrah's Entertainment, Inc. (a)  19,500  355,875
Mirage Resorts, Inc. (a)  42,200  1,065,550
Sun International Hotels Ltd. Ord. (a)  19,400  716,588
  3,589,863
PUBLISHING - 0.1%
Cognizant Corp.   11,500  465,750
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  14,100  200,925
Lone Star Steakhouse Saloon (a)  10,300  267,800
McDonald's Corp.   43,100  2,082,269
Papa John's International, Inc. (a)  3,800  139,650
  2,690,644
TOTAL MEDIA & LEISURE   9,644,589
NONDURABLES - 7.5%
HOUSEHOLD PRODUCTS - 0.1%
Premark International, Inc.   4,800  128,400
TOBACCO - 7.4%
Philip Morris Companies, Inc.   576,300  25,573,313
RJR Nabisco Holdings Corp.   121,820  4,020,060
UST, Inc.   5,400  149,850
  29,743,223
TOTAL NONDURABLES   29,871,623
PRECIOUS METALS - 0.1%
Barrick Gold Corp.   4,600  100,120
Newmont Mining Corp.   3,886  151,554
  251,674
RETAIL & WHOLESALE - 7.0%
APPAREL STORES - 0.3%
Gap, Inc.   10,600  412,075
TJX Companies, Inc.   35,200  928,400
  1,340,475
DRUG STORES - 0.0%
CVS Corp.   3,900  199,875
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 2.2%
Federated Department Stores, Inc. (a)  30,300 $ 1,052,925
Proffitts, Inc. (a)  1,100  48,263
Wal-Mart Stores, Inc.   226,300  7,651,769
  8,752,957
GROCERY STORES - 0.3%
Safeway, Inc. (a)  24,500  1,130,063
RETAIL & WHOLESALE, MISCELLANEOUS - 4.2%
Circuit City Stores, Inc. - Circuit
 City Group  77,500  2,756,094
Corporate Express, Inc.   20,400  294,525
Home Depot, Inc. (The)  96,100  6,624,894
Lowe's Companies, Inc.   80,400  2,984,850
Officemax, Inc. (a)  56,000  808,500
Office Depot, Inc. (a)  8,700  169,106
Rex Stores Corp. (a)  6,800  68,850
Staples, Inc. (a)  23,400  544,050
Toys "R" Us, Inc. (a)  46,900  1,641,500
U.S. Office Products Co. (a)  15,900  485,944
Viking Office Products, Inc. (a)  21,200  402,800
  16,781,113
TOTAL RETAIL & WHOLESALE    28,204,483
SERVICES - 0.0%

ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   2,500  153,281
LEASING & RENTAL - 0.0%
Hanover Compressor Co.   300  5,850
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   600  22,058
SERVICES - 0.0%
PEAPOD, Inc.    1,100  12,375
TOTAL SERVICES    193,564
TECHNOLOGY - 12.9%
COMMUNICATIONS EQUIPMENT - 0.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  2,100  53,025
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  17,100  2,140,335
Andrew Corp. (a)  6,300  177,188
Cisco Systems, Inc. (a)  8,500  570,563
Nokia Corp. AB sponsored ADR  3,700  272,875
  3,213,986
COMPUTER SERVICES & SOFTWARE - 2.4%
American Management Systems, Inc. (a)  2,800  74,900
Automatic Data Processing, Inc.   25,700  1,207,900
CUC International, Inc. (a)  18,200  469,788
Ceridian Corp. (a)  16,500  697,125
CompUSA, Inc. (a)  10,400  223,600
Electronic Data Systems Corp.  44,100  1,808,100
First Data Corp.   33,500  1,471,906
Microsoft Corp. (a)  12,000  1,516,500
Netscape Communications Corp. (a)  2,900  92,981
Oracle Systems Corp. (a)  20,900  1,052,838
Paychex, Inc.   16,350  621,300
Policy Management Systems Corp. (a)  10,000  470,000
  9,706,938

 SHARES VALUE (NOTE 1)
COMPUTERS & OFFICE EQUIPMENT - 4.6%
Bay Networks, Inc. (a)  25,300 $ 672,031
Compaq Computer Corp.  (a)  40,300  3,999,775
Hewlett-Packard Co.   17,600  985,600
Ingram Micro, Inc. Class A (a)  3,500  84,438
International Business Machines Corp.   103,500  9,334,406
SCI Systems, Inc. (a)  42,200  2,690,250
Tech Data Corp. (a)  21,200  666,475
  18,432,975
ELECTRONIC INSTRUMENTS - 1.3%
Applied Materials, Inc. (a)  14,500  1,026,781
Cognex Corp. (a)  8,900  235,850
KLA Instruments Corp. (a)  3,200  156,000
Lam Research Corp. (a)  20,400  756,075
Novellus Systems, Inc. (a)  12,200  1,055,300
Teradyne, Inc. (a)  16,500  647,625
Thermo Electron Corp. (a)  18,600  632,400
Varian Associates, Inc.   10,600  575,050
  5,085,081
ELECTRONICS - 3.8%
AMP, Inc.   59,000  2,463,250
Atmel Corp. (a)  3,900  109,200
Intel Corp.   28,900  4,098,381
Methode Electronics, Inc. Class A  10,200  202,725
Microchip Technology, Inc. (a)  3,350  99,663
Micron Technology, Inc.  67,900  2,711,756
Molex, Inc.   10,875  379,266
Motorola, Inc.   2,300  174,800
Solectron Corp. (a)  49,100  3,437,000
Storage Technology Corp. (a)   8,600  382,700
Texas Instruments, Inc.   13,800  1,160,063
Thomas & Betts Corp.   700  36,794
  15,255,598
TOTAL TECHNOLOGY   51,694,578
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.2%
Continental Airlines, Inc. Class B (a)  4,100  143,244
Delta Air Lines, Inc.   2,800  229,600
Northwest Airlines Corp. Class A (a)  6,800  247,350
  620,194
RAILROADS - 0.5%
Bombardier, Inc. Class B  15,700  355,927
Burlington Northern Santa Fe Corp.   7,000  629,125
CSX Corp.   21,700  1,204,350
  2,189,402
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  16,500  319,688
Stolt-Nielsen SA  1,700  32,088
  351,776
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc.   3,300  77,138
Yellow Corp. (a)  13,800  308,775
  385,913
TOTAL TRANSPORTATION  3,547,285
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
UTILITIES - 6.7%
CELLULAR - 1.9%
AirTouch Communications, Inc. (a)  94,700 $ 2,592,413

360 Degrees Communications Co. (a)  4,700  80,488
Vodafone Group PLC sponsored ADR  83,700  4,054,219
Vodafone Group PLC  172,641  842,069
  7,569,189
ELECTRIC UTILITY - 0.2%
American Electric Power Co., Inc. 7,900  331,800
Entergy Corp. 23,800  651,525
  983,325
GAS - 0.1%
Enron Corp. 10,300  420,369
TELEPHONE SERVICES - 4.5%
AT&T Corp. 28,300  992,269
Ameritech Corp. 25,900  1,759,581
Bell Atlantic Corp. 18,700  1,418,863
BellSouth Corp. 43,700  2,026,588
Deutsche Telekom AG  10,800  259,311
MCI Communications Corp. 88,000  3,368,750
NextLink Communications, Inc.
 warrants 2/1/09 (a)  5,940  59
NYNEX Corp. 36,700  2,114,838
Qwest Communications
 International, Inc. 700  19,075
SBC Communications, Inc. 35,800  2,215,125
Sprint Corp. 67,700  3,562,713
WorldCom, Inc. (a)  9,600  307,200
  18,044,372
TOTAL UTILITIES  27,017,255
TOTAL COMMON STOCKS
 (Cost $264,403,573) 313,391,391
NONCONVERTIBLE PREFERRED STOCKS - 1.1%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Walden Residential Properties, Inc.
 9.20%  5,800  146,450
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
American Annuity Group Capital Trust II
 8 3/4%  160  159,200
SAVINGS & LOANS - 0.1%
California Federal Preferred Capital
 Corp. 9 1/8%  20,560  524,280
TOTAL FINANCE 683,480
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
Fresenius Medical Care Capital
 Trust 9%  166  170,109
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.6%
American Radio Systems Corp. 11 3/8%
 pay-in-kind  3,025  322,163
Cablevision System Corp. 11 1/8%
 depositary shares pay-in-kind  4,910  493,455

 SHARES VALUE (NOTE 1)
PanAmSat Corp. 12 3/4% pay-in-kind  24 $ 29,280
SFX Broadcasting, Inc. 12 5/8%  3,143  338,658
Sinclair Capital 11 5/8% (e)  3,100  327,050
Time Warner, Inc., Series M,
10 1/4% pay-in-kind  964  1,065,220
2,575,826
PUBLISHING - 0.1%
K-III Communications Corp.:
Series B, $11.625 pay-in-kind  206  22,480
Series D, $10  3,386  341,140
363,620
TOTAL MEDIA & LEISURE   2,939,446
UTILITIES - 0.1%
TELEPHONE SERVICES - 0.1%
NextLink Communications, Inc.
14% pay-in-kind  6,150  318,263
TOTAL NONCONVERTIBLE PREFERRED STOCKS
 (Cost $4,110,913)  4,257,748
NONCONVERTIBLE CORPORATE BONDS - 11.1%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc.:
 9 3/4%, 3/1/03 Ba3 $ 400,000  417,000
 9 7/8%, 2/1/06 B2  10,000  10,525
Rohr, Inc. 11 5/8%, 5/15/03 Ba3  50,000  55,625
  483,150
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 8 1/2%, 3/1/07 B1  130,000  131,300
SHIP BUILDING & REPAIR - 0.2%
Newport News Shipbuilding, Inc.:
 8 5/8%, 12/1/06 Ba2  155,000  160,038
9 1/4%, 12/1/06 B1  540,000  562,950
  722,988
TOTAL AEROSPACE & DEFENSE 1,337,438
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.1%
Acetex Corp. yankee
 9 3/4%, 10/1/03 B1  120,000  121,800

Foamex LP/Foamex Capital Corp.
 9 7/8%, 6/15/07 (e) B3  60,000  60,750
General Chemical Corp.
 9 1/4%, 8/15/03 B2  150,000  153,375
Pioneer Americas Acquisition
 Corp. 9 1/4%, 6/15/07 (e) B1  40,000  39,400
Sterling Chemicals Holdings, Inc.
 11 1/4%, 4/1/07 B3  240,000  254,400
  629,725
IRON & STEEL - 0.1%
Neenah Corp. 11 1/8%,
 5/1/07 (e) B3  210,000  222,600
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - 0.0%
Well Aluminum Corp. 10 1/8%,
 6/1/05 (e) B2 $ 20,000 $ 20,600
PACKAGING & CONTAINERS - 0.3%
BWAY Corp. 10 1/4%,
 4/15/07 (e) B2  190,000  204,250
Owens Illinois, Inc.:
 7.85%, 5/15/04 Ba1  150,000  152,063
 9.95%, 10/15/04 Ba3  210,000  222,600
 8.10%, 5/15/07 Ba1  210,000  212,888
Silgan Holdings, Inc.
 9%, 6/1/09 (e) B1  260,000  261,950
  1,053,751
PAPER & FOREST PRODUCTS - 0.3%
Asia Pulp & Paper Finance II
 Mauritius Ltd. 12%,
 3/15/04 (e) B3  110,000  112,750
Florida Coast Paper Co.
 LLC/Florida Coast Paper
 Finance Corp., Series B,
 12 3/4%, 6/1/03 Caa  100,000  103,250
Gaylord Container Corp.
 11 1/2%, 5/15/01 B3  40,000  42,050
Repap Wisconsin, Inc.:
 9 1/4%, 2/1/02 B2  230,000  231,150
 9 7/8%, 5/1/06 Caa  30,000  30,225
Repap New Brunswick, Inc.
 yankee 10 5/8%, 4/15/05 Caa  90,000  84,825
Riverwood International Corp.
 10 1/4%, 4/1/06 B3  220,000  216,700
Stone Container Corp.
 10 3/4%, 10/1/02 B1  300,000  316,500
  1,137,450
TOTAL BASIC INDUSTRIES  3,064,126
CONSTRUCTION & REAL ESTATE - 0.2%
BUILDING MATERIALS - 0.1%
Building Materials Corp. of
 America 0%, 7/1/04 (b) B1  420,000  382,200
Falcon Building Products, Inc.
 9 1/2%, 6/15/07 (e) B3  20,000  19,850
Nortek, Inc. 9 1/4%,
 3/15/07 Ba3  90,000  91,800
  493,850
CONSTRUCTION - 0.1%
Greystone Homes, Inc.
 10 3/4%, 3/1/04 Ba3  200,000  218,500
REAL ESTATE - 0.0%
Iron Mountain, Inc. 10 1/8%,
10/1/06 B3  100,000  106,250
TOTAL CONSTRUCTION & REAL ESTATE  818,600

MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Aftermarket Technology Corp.
12%, 8/1/04 B3 $ 135,000 $ 150,525
Blue Bird Body Co. 10 3/4%,
11/15/06 B2  230,000  243,800
Delco Remy International, Inc.
10 5/8%, 8/1/06 (e) B2  50,000  53,000
Tennessee Gas Pipeline Co.
7%, 3/15/27 Baa3  90,000  89,946
  537,271
HOME FURNISHINGS - 0.1%
Interlake Corp. 12 1/8%,
 3/1/02 B3  240,000  251,400
Knoll, Inc. 10 7/8%, 3/15/06 B1  26,000  28,763
  280,163
TEXTILES & APPAREL - 0.2%
GFSI, Inc. 9 5/8%, 3/1/07 (e) B3  290,000  292,900
Levi Strauss & Co. 7%,
 11/1/06 (e) Baa2  310,000  306,652
  599,552
TOTAL DURABLES 1,416,986
ENERGY - 0.5%
ENERGY SERVICES - 0.1%
Falcon Drilling, Inc. 9 3/4%,

 1/15/01 Ba3  120,000  123,000
Parker Drilling Co. 9 3/4%,
 11/15/06 B1  30,000  31,350
Pride Petroleum Services, Inc.
 9 3/8%, 5/1/07 Ba3  210,000  217,350
  371,700
OIL & GAS - 0.4%
Energy Corp. America
 9 1/2%, 5/15/07 (e) B2  350,000  344,750
Flores & Rucks, Inc. 9 3/4%,
 10/1/06 B3  220,000  229,900
Forcenergy, Inc. 8 1/2%,
 2/15/07 B2  150,000  146,625
Gulf Canada Resources Ltd.
 yankee 9 5/8%, 7/1/05 Ba2  130,000  139,263
Husky Oil Ltd. yankee
 6 7/8%, 11/15/03 Baa3  85,000  83,798
Occidental Petroleum Corp.
 9 3/4%, 6/15/01 Baa3  100,000  109,823
Ocean Energy, Inc. 8 7/8%,
 7/15/07 (e) B3  240,000  240,000
Pennzoil Co. 9 5/8%,
 11/15/99 Baa3  70,000  74,579
Petsec Energy, Inc. 9 1/2%,
 6/15/07 (e) B3  30,000  30,000
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Ras Laffan Liquid Natural Gas
 Co. Ltd. yankee 7.628%,
 9/15/06 (e) A3 $ 70,000 $ 70,897
United Refining Co. 10 3/4%,
 6/15/07 (e) B2  100,000  99,000
  1,568,635
TOTAL ENERGY  1,940,335
FINANCE - 2.5%
ASSET-BACKED SECURITIES - 0.5%
Airplanes Pass Through Trust
 10 7/8%, 3/15/19 Ba2  1,100,000  1,271,065
CPS Auto Grantor Trust
 6.55%, 12/15/02  Aaa  105,786  106,017
Green Tree Financial Corp.:
 6 1/2%, 6/15/27 Aaa  100,000  100,218
 6.80%, 6/15/27 Aaa  100,000  100,500
6.45%, 9/15/28 Aaa  110,000  109,691
Olympic Automobile
Receivables Trust:
6.40%, 9/15/01 Aaa  150,000  150,382
  6.70%, 3/15/02 Aaa  70,000  70,306
WFS Financial Owner Trust
 6.55%, 10/20/04 Aaa  140,000  139,620
  2,047,799
BANKS - 0.5%
ABN Amro Bank NV 6 5/8%,
 10/31/01 Aa3  250,000  248,968
Banc One Corp. 6.70%,
 3/24/00 Aa3  150,000  150,699
BanPonce Corp. 6.665%,
 3/5/01 A3  150,000  149,291
BanPonce Trust I 8.327%,
 2/1/27 (e) Baa1  230,000  232,433
Capital One Bank 6.42%,
 11/12/99 Baa3  500,000  497,375
Den Danske Bank AS
 7.40%, 6/15/10 (e)(g) A1  140,000  139,896
Korea Development Bank
 yankee 7 1/4%, 5/15/06 A1  180,000  178,565
Midland Bank PLC yankee
7 5/8%, 6/15/06 A1  125,000  128,731
NB Capital Trust IV 8 1/4%,
4/15/27 A1  150,000  153,711
Nationsbank Corp.
5.67%, 2/9/01 A1  250,000  241,323
2,120,992
CREDIT & OTHER FINANCE - 0.9%
AT&T Capital Corp.:
6.39%, 1/22/99 Baa3  50,000  50,096
6.26%, 2/18/99 Baa3  350,000  349,262
6.65%, 4/30/99 Baa3  250,000  250,700
Ahmanson Capital Trust I
8.36%, 12/1/26 (e) Baa3  250,000  252,088

MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
CIT Group Holdings, Inc.
6 1/4%, 10/4/99 Aa3 $ 250,000 $ 249,375
Chrysler Financial Corp.
 6 3/8%, 1/28/00 A3  230,000  229,310
First Security Capital I
 8.41%, 12/15/26 A3  110,000  112,141
Ford Motor Credit Co.:
 6.65%, 5/22/00 A1  400,000  400,396   7%, 9/25/01 A1  325,000  327,743

General Electric Capital Corp.
 6.94%, 4/13/09 (c) Aaa  250,000  252,353
GreenPoint Capital Trust I
 9.10%, 6/1/27 (e) Ba1  170,000  171,020
Heller Financial, Inc.
 7 7/8%, 11/1/99 A2  180,000  184,900
Household Finance Corp.
 5.7825%, 6/4/98 (g) A2  500,000  500,000
KeyCorp Institutional Capital
 Series A, 7.826%, 12/1/26 A1  130,000  126,257
Nordstrom Credit, Inc.
 7 1/4%, 4/30/02 A2  100,000  101,670
TransAmerican Energy Corp.
 11 1/2%, 6/15/02 (e) B3  40,000  39,000
Triton Energy Ltd./Triton Energy
 Corp. 9 1/4%, 4/15/05 Ba2  110,000  116,463
  3,712,774
INSURANCE - 0.2%
Reliance Group:
 9%, 11/15/00 Ba3  360,000  370,800
 9 3/4%, 11/15/03 B1  270,000  281,475
SunAmerica, Inc. 6.20%,
 10/31/99 Baa1  250,000  248,228
  900,503
SAVINGS & LOANS - 0.4%
Bank UTD Corp. 8 7/8%,
 5/1/07 Ba3  450,000  465,188
Chevy Chase Savings Bank
 FSB 9 1/4%, 12/1/08 B1  260,000  260,650
First Nationwide Holdings, Inc.
 10 5/8%, 10/1/03 Ba3  160,000  173,600
First Nationwide Parent
 Holdings Ltd. 12 1/2%,
 4/15/03 B3  250,000  278,750
Long Island Savings Bank FSB
 7%, 6/13/02 Baa3  250,000  250,313
  1,428,501
TOTAL FINANCE  10,210,569
HEALTH - 0.4%
MEDICAL EQUIPMENT & SUPPLIES - 0.0%
McKesson Corp. 6.60%,
 3/1/00 (e) A3  150,000  150,150
MEDICAL FACILITIES MANAGEMENT - 0.4%
Columbia/HCA Healthcare
 Corp.:
  6 1/2%, 3/15/99 A2  125,000  125,434
  6 7/8%, 7/15/01 A2  125,000  125,650
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
HEALTH - CONTINUED
MEDICAL FACILITIES MANAGEMENT - CONTINUED
Integrated Health Services, Inc.
 9 1/2%, 9/15/07 (e) B1 $ 210,000 $ 214,725
Tenet Healthcare Corp.:
 8%, 1/15/05 Ba1  30,000  30,000
 10 1/8%, 3/1/05 Ba3  240,000  261,600
 8 5/8%, 1/15/07 Ba3  760,000  771,400
  1,528,809
TOTAL HEALTH  1,678,959

HOLDING COMPANIES - 0.1%
Norfolk Southern Corp.
7.05%, 5/1/37 Baa1  220,000  223,287
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Continental Global Group, Inc.
 11%, 4/1/07 (e) B2  100,000  105,000
Exide Corp. 10%, 4/15/05 B1  165,000  170,775
Goss Graphic System, Inc.
 12%, 10/15/06 B2  250,000  275,000
  550,775
POLLUTION CONTROL - 0.1%
Allied Waste of North America,
 Inc. 10 1/4%, 12/1/06 (e) B3  290,000  310,300
WMX Technologies, Inc.
 7.10%, 8/1/26 A3  80,000  81,518
  391,818
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   942,593
MEDIA & LEISURE - 2.6%
BROADCASTING - 1.6%
Adelphia Communications Corp.:
 9 1/2%, 2/15/04 B3  520,000  494,000
 9 7/8%, 3/1/07 (e) -  120,000  115,800
Cablevision System Corp.:
 9 1/4%, 11/1/05 B2  260,000  267,150
 9 7/8%, 5/15/06 B2  180,000  191,250
 9 7/8%, 2/15/13 B2  120,000  126,300
Capstar Broadcasting Partners,
 Inc. 0%, 2/1/09 (b)(e) CCC  80,000  51,400
Capstar Radio Broadcasting
 Partners, Inc. 9 1/4%,
 7/1/07 (e) -  410,000  396,675
Diamond Cable Communications
 PLC yankee (b):

  0%, 9/30/04 B3  270,000  218,025
  0%, 2/15/07 (e) -  190,000  106,638
Echostar DBS Corp. 12 1/2%,
 7/1/02 (e) Caa  120,000  118,950
Echostar Satellite Broadcasting
 Corp. 0%, 3/15/04 (b) Caa  220,000  156,200
Echostar Communications Corp.
 secured discount 0%,
 6/1/04 (b) B2  322,000  270,480
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05 B3  30,000  30,375
 9 3/8%, 12/1/05 B3  40,000  38,800
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Intermedia Capital Partners IV
 LP/Intermedia Partners IV
 Capital Corp. 11 1/4%,
 8/1/06 B2 $ 100,000 $ 107,625
International Cabletel, Inc.
 0%, 2/1/06 (b) B3  130,000  89,700
Jacor Communications Co.
 8 3/4%, 6/15/07 (e) B2  50,000  49,375
Lenfest Communications, Inc.
 8 3/8%, 11/1/05 Ba3  550,000  541,750
NTL, Inc. 10%, 2/15/07 -  270,000  270,625
Olympus Communications LP/
 Olympus Capital Corp.
 10 5/8%, 11/15/06 B1  140,000  146,300
Rogers Cablesystems Ltd.
 yankee 11%, 12/1/15 B2  190,000  208,050
SCI Television, Inc. secured
 11%, 6/30/05 Ba1  150,000  158,250
SFX Broadcasting, Inc.
 10 3/4%, 5/15/06 B3  320,000  344,800
TCI Communication, Inc.:
 7 1/4%, 6/15/99 Ba1  330,000  332,521
 6.46%, 3/6/00 Ba1  200,000  196,718
TCI Communications Financing III
 9.65%, 3/31/27 Ba3  440,000  460,830
Tele Communications, Inc.
 9 1/4%, 4/15/02 Ba1  100,000  107,302
Telemundo Group, Inc.
 7%, 2/15/06 (c) B1  200,000  191,500
Telewest PLC 0%, 10/1/07 (b) B1  680,000  491,300
Time Warner, Inc. 7.95%,
 2/1/00 Ba1  190,000  195,337
  6,474,026
ENTERTAINMENT - 0.2%
AMC Entertainment, Inc.
 9 1/2%, 3/15/09 (e) B2  180,000  182,700
Cinemark USA, Inc.
9 5/8%, 8/1/08 B2  140,000  142,100
Viacom, Inc. 8%, 7/7/06 B1  470,000  455,900
  780,700
LEISURE DURABLES & TOYS - 0.1%
Coleman Escrow Corp. secured
 1st priority 0%, 5/15/01 (e) B3  380,000  239,400
LODGING & GAMING - 0.5%
American Skiing Co.
 12%, 7/15/06 B3  370,000  388,500
Courtyard by Marriott II LP/
 Courtyard II Finance Co.,
 Series B, 10 3/4%, 2/1/08 B-  150,000  162,375
HMC Acquisition Properties, Inc.
 9%, 12/15/07 Ba3  250,000  252,500
HMH Properties, Inc.
 9 1/2%, 5/15/05 Ba3  550,000  573,375
Hollywood Casino Corp.
 12 3/4%, 11/1/03 B2  50,000  53,000
Horseshoe Gaming LLC
 9 3/8%, 6/15/07 (e) B3  70,000  70,438
Prime Hospitality Corp.
 9 3/4%, 4/1/07 -  220,000  231,550
 NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
LODGING & GAMING - CONTINUED
Sun International Hotels Ltd./
 Sun International North
 America, Inc. yankee
 9%, 3/15/07 Ba3 $ 260,000 $ 263,900
Wyndham Hotel Corp.
 10 1/2%, 5/15/06 B2  50,000  55,875
  2,051,513
PUBLISHING - 0.1%
Golden Books Publishing, Inc.
 7.65%, 9/15/02 B1  40,000  37,000
News America Holdings, Inc.
 7.70%, 10/30/25 Baa3  200,000  189,384
Sun Media Corp. (e):
 yankee 9 1/2%, 2/15/07 B3  150,000  151,500
 9 1/2%, 5/15/07  B3  60,000  60,600

  438,484
RESTAURANTS - 0.1%
Foodmaker, Inc. 9 3/4%,
 6/1/02 B3  170,000  174,250
Host Marriott Travel Plazas, Inc.
 9 1/2%, 5/15/05 B1  450,000  468,000
  642,250
TOTAL MEDIA & LEISURE   10,626,373
NONDURABLES - 0.4%
FOODS - 0.2%
Chiquita Brands International, Inc.:
 9 5/8%, 1/15/04 B1  140,000  144,375
 10 1/4%, 11/1/06 B1  220,000  233,200
ConAgra, Inc. 7 1/8%,
 10/1/26 Baa1  150,000  150,666
Specialty Foods Corp. 11 1/8%,
 10/1/02 B3  180,000  178,200
  706,441
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products
 Corp. 10 1/2%, 2/15/03 B3  440,000  468,600
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01 A2  150,000  151,143
 6.95%, 6/1/06 A2  140,000  140,466
  291,609
TOTAL NONDURABLES   1,466,650
RETAIL & WHOLESALE - 0.9%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%,
 6/15/00 B3  370,000  371,850
Specialty Retailers, Inc. (e):
 8 1/2%, 7/15/05  Ba3  110,000  109,725
 9%, 7/15/07 B2  20,000  19,900
  501,475

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
GENERAL MERCHANDISE STORES - 0.5%
Dayton Hudson Corp.:
 6.80%, 10/1/01 Baa1 $ 150,000 $ 149,744
 7 1/2%, 7/15/06 Baa1  250,000  254,968
Federated Department
 Stores, Inc.:
  10%, 2/15/01 Baa2  250,000  273,493
  8 1/8%, 10/15/02 Baa2  50,000  52,091
K mart Corp.:
 12 1/2%, 3/1/05 Ba3  440,000  530,200
 7 3/4%, 10/1/12 Ba3  40,000  36,600
 8 1/4%, 1/1/22 Ba3  200,000  182,000
Michaels Stores, Inc. 10 7/8%,
 6/18/06 Ba2  70,000  75,250
Parisian, Inc. 9 7/8%, 7/15/03 B1  240,000  249,600
Penney (J.C.) Co., Inc. 6.95%,
 4/1/00 A2  150,000  151,263
  1,955,209
GROCERY STORES - 0.3%
Kroger Co. 8.15%, 7/15/06 Baa3  125,000  131,795
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02 Caa  40,000  41,000
 9 5/8%, 5/1/03 B3  620,000  598,300
 0%, 11/1/03 (b) Caa  110,000  75,075
Penn Traffic Co.:
 10 1/4%, 2/15/02 B3  180,000  154,800
 8 5/8%, 12/15/03 B3  70,000  56,525
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03 (e) B3  90,000  86,850
Randalls Food Markets, Inc.
 9 3/8%, 7/1/07 (e) B2  30,000  29,888
  1,174,233
TOTAL RETAIL & WHOLESALE   3,630,917
SERVICES - 0.4%
LEASING & RENTAL - 0.1%
PHH Corp. 5.6775%,
 6/11/98 (g) A2  500,000  499,945
PRINTING - 0.1%
Sullivan Graphics, Inc.
 12 3/4%, 8/1/05 Caa  200,000  205,500
SERVICES - 0.2%
Borg-Warner Security Corp.
 9 5/8%, 3/15/07 (e) B3  110,000  110,550
Orion Network Systems, Inc. unit:
 11 1/4%, 1/15/07 B2  310,000  316,975
 0%, 1/15/07 (b) B2  490,000  279,300
  706,825
TOTAL SERVICES   1,412,270
TECHNOLOGY - 0.4%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
 7.21%, 7/2/01 Baa1  125,000  126,895
 6 3/8%, 11/30/01 Baa1  300,000  293,667
NONCONVERTIBLE CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)

Unisys Corp.:
 12%, 4/15/03 B1 $ 260,000 $ 281,450
 11 3/4%, 10/15/04 B1  70,000  75,600
  777,612
ELECTRONICS - 0.2%
Advanced Micro Devices, Inc.
 11%, 8/1/03 Ba1  330,000  366,300
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07 (e) B2  220,000  232,100
 11.74%, 3/15/08 pay-in-
  kind (f) -  210,000  202,398
Viasystems, Inc. 9 3/4%,
 6/1/07 (e) B3  30,000  30,525
  831,323
TOTAL TECHNOLOGY   1,608,935
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.1%
US Air, Inc.:
 10 3/8%, 3/1/13 B1  170,000  186,150
 pass through trust:
  9 5/8%, 2/1/01 B3  80,000  82,400
  10%, 7/1/03 B3  250,000  257,500
  526,050
UTILITIES - 0.9%
CELLULAR - 0.2%
Globalstar LP/Globalstar
 Capital Corp. (e):
  unit 11 3/8%, 2/15/04  B3  180,000  180,000
  11 1/4%, 6/15/04  B3  160,000  149,600
McCaw International Ltd. unit
 0%, 4/15/07 (b)(e) CCC  380,000  182,400
Millicom International Cellular
SA 0%, 6/1/06 (b) B3  160,000  114,400
Paging Network, Inc.
 8 7/8%, 2/1/06 B2  90,000  81,900
Telesystem International Wireless,
 Inc. 0%, 6/30/07 (b)(e) B-  50,000  26,625
360 Degrees Communications
 Co. 7 1/8%, 3/1/03 Ba1  180,000  179,008
  913,933
ELECTRIC UTILITY - 0.3%
CMS Energy Corp. 8 1/8%,
 5/15/02 Ba3  290,000  292,175
CalEnergy, Inc. 9 1/2%,
 9/15/06 Ba2  100,000  107,000
Cleveland Electric Illuminating
 Co./Toledo Edison Co.
 7.67%, 7/1/04 (e) Ba2  90,000  90,563
Commonwealth Edison Co.
 7 3/8%, 9/15/02 Baa2  170,000  172,518

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Hydro-Quebec yankee
 7.40%, 3/28/25 A2 $ 90,000 $ 97,547
Israel Electric Corp. yankee
 7 7/8%, 12/15/26 (e) A3  120,000  120,848
Long Island Lighting Co.
 8 5/8%, 4/15/04 Ba1  210,000  218,753
NIPSCO Capital Markets, Inc.
 7.39%, 4/1/04 Baa1  100,000  100,906
  1,200,310
TELEPHONE SERVICES - 0.4%
LCI International, Inc.
 7 1/4%, 6/15/07 Ba1  150,000  148,575
MFS Communications, Inc. (b):
 0%, 1/15/04 Ba3  140,000  130,312
 0%, 1/15/06 Ba3  330,000  260,288
McLeodUSA, Inc. 0%, 3/1/07
 (b)(e)  B3  160,000  102,000
Shared Technologies Fairchild
 Communications Corp.
 0%, 3/1/06 (b) Caa  90,000  80,325
Teleport Communications Group,
 Inc. 0%, 7/1/07 (b) B1  290,000  209,163
Winstar Equipment Corp.
 12 1/2%, 3/15/04 (e) CCC+  130,000  127,075
WorldCom, Inc. 7 3/4%,
 4/1/07 Ba1  400,000  409,072
  1,466,810
TOTAL UTILITIES  3,581,053
TOTAL NONCONVERTIBLE CORPORATE BONDS
 (Cost $43,790,129)   44,485,141
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 2.7%
U.S. TREASURY OBLIGATIONS - 2.3%
9 1/4%, 8/15/98 Aaa  50,000  51,789
8%, 8/15/99 Aaa  50,000  51,844
7 3/4%, 12/31/99 Aaa  450,000  466,101
6 5/8%, 6/30/01 Aaa  1,350,000  1,362,650
7 7/8%, 8/15/01 Aaa  2,102,000  2,215,319
10 3/4%, 5/15/03 Aaa  125,000  150,958

7 7/8%, 11/15/04 Aaa  2,550,000  2,752,011
7%, 7/15/06 Aaa  473,000  486,599
12 3/4%, 11/15/10 (callable) Aaa  500,000  693,830
8 7/8%, 2/15/19 Aaa  489,000  598,414
7 1/4%, 2/ 15/23 Aaa  395,000  406,850
6 1/2%, 11/15/26 Aaa  155,000  148,654
  9,385,019
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank:
 7.31%, 6/16/04 Aaa  125,000  129,219
 7.56%, 9/1/04 Aaa  50,000  52,375
Federal Home Loan Mortgage
Corporation 6.783%,
8/18/05 Aaa  440,000  439,657
U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Federal National Mortgage
 Association:
  6.97%, 4/8/04 Aaa $ 190,000 $ 192,968
  6.44%, 6/21/05 Aaa  250,000  244,960
Guaranteed Export Trust
 Certificates (assets of Trust
 guaranteed by U.S.
 Government through
 Export-Import Bank)
 Series 1994-A,
 7.12%, 4/15/06 Aaa  131,683  134,070
U.S. Department of Housing
 and Urban Development
 Government guaranteed
 participation certificates
 Series 1995-A, 8.24%,
 8/1/04 Aaa  20,000  21,603
U.S. Trade Trust Certificates
 (assets of Trust guaranteed
 by U.S. government through
 Export-Import Bank) 6.69%,
  1/15/09 (e) Aaa  200,000  198,804
   1,413,656
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY OBLIGATIONS
 (Cost $10,787,191)   10,798,675
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 1.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
7 1/2%, 7/1/27 Aaa  500,000  502,344
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.2%
6%, 3/1/11 to 5/1/11 Aaa  1,962,585  1,898,801
6 1/2%, 2/1/26 to 7/1/26 Aaa  2,421,240  2,319,686
7%, 4/1/26 to 5/1/26 Aaa  494,067  484,804
  4,703,291
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.3%
6%, 5/15/11 to 7/15/11 Aaa  904,957  887,509
8 1/2%, 10/15/26 Aaa  490,919  510,094
  1,397,603
TOTAL U.S. GOVERNMENT AGENCY -
 MORTGAGE-BACKED SECURITIES
 (Cost $6,527,820)  6,603,238
COMMERCIAL MORTGAGE SECURITIES - 0.9%
American Southwest Financial
 Securities Series 1994-C2
 Class B2, 12.79%,
 12/25/01 (e)(g) -  250,000  246,250
Blackrock Capital Funding LLC
 Series 1996 Class C2,
 7.6035%, 11/16/26 (e)(g) Aaa  104,143  105,152

 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
BKB Commercial Mortgage Trust
 Series 1997-C1 Class D,
 7.83%, 2/25/43 (e)(g) BBB $ 60,000 $ 60,600
CBA Mortgage Corp. Series
 1993-C1 Class E, 7.76%,
 12/25/03 (e)(g) Ba2  250,000  240,313
CS First Boston Mortgage
 Securities Corp. Series 1995-
 AEWI Class E, 9.7975%,
 11/25/97 (e)(g) -  250,000  251,563
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (e) -  250,000  250,625
First Chicago/Lennar Trust I,
 Series 1997-CHL1 (g):
 Class D, 8.106%, 5/29/08 -  350,000  334,141
 Class E, 8.106%, 4/1/39  -  320,000  244,600
General Motors Acceptance Corp.
 Commercial Mortgage
 Securities, Inc. Series
 1996-C1 Class F, 7.86%,
 11/15/06 (e) Ba3  250,000  234,253

Kidder Peabody Acceptance
 Corp. sequential pay, Series
 1993-M1 Class A-2,
 7.15%, 4/25/25 Aa2  72,233  72,616
Morgan Stanley Capital One, Inc.:
 sequential pay Series 1997-C1
  Class A-1C, 7.63%,
  2/15/20 Aaa  150,000  155,203
 Series 1996-MBL1 Class E,
  8.661%, 5/25/21 (e)(g) -  94,940  87,166
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (e) BB  100,000  87,805
Structured Asset Securities Corp.:
 Series 1993-C1 Class E,
  6.60%, 10/25/24 (e) B  250,000  87,500
 Series 1995-C1 Class E,
  7 3/8%, 9/25/24 (e) BB  1,000,000  890,625
 sequential pay Series 1996
  Class A-2A, 7 3/4%,
  2/25/28 AAA  78,468  79,572
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $3,340,993)   3,427,984
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.2%
Export Development Corp.
 yankee 8 1/8%, 8/10/99 Aa2  50,000  51,754
Israeli State euro 6 3/8%,
 12/19/01 A3  210,000  206,063
Manitoba Province yankee
 6 3/8%, 10/15/99 A1  125,000  124,990
FOREIGN GOVERNMENT OBLIGATIONS (H) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Newfoundland Province yankee
 11 5/8%, 10/15/07 Baa1 $ 250,000 $ 331,500
Quebec Province yankee
 7.22%, 7/22/36 (c) A2  150,000  156,174
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
 (Cost $865,051)   870,481
CERTIFICATES OF DEPOSIT - 1.2%
Banque Nationale de Paris yankee
 5.85%, 9/30/97   200,000  200,054
Bayerische Vereinsbank AG
 yankee 5.56%, 7/14/97   500,000  499,987
Caisse Nationale de Credit Agricole
 yankee 5.60%, 7/21/97   500,000  499,987
Deutsche Bank AG yankee
 6.20%, 4/10/98   500,000  500,392
Landesbank Hessen-Thuringen
 yankee 5.78%, 1/27/98  300,000  299,786
National Westminster Bank PLC
 yankee 5 1/2%, 8/5/97   400,000  399,899
Rabobank Nederlan Coop
 Central yankee:
  5.97%, 3/20/98   200,000  200,115
  6.20%, 4/10/98   200,000  200,157
Royal Bank of Canada yankee
 5.58%, 12/11/97   400,000  399,432
Sanwa Bank Ltd. yankee
 5 3/4%, 8/27/97   500,000  500,025
Societe Generale yankee
 5.55%, 7/28/97   500,000  499,924
SunTrust Bank 5.85%, 11/25/97  500,000  500,155
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $4,699,379)   4,699,913
COMMERCIAL PAPER - 0.8%
AC Acquisition Holding Co.
 5.56%, 7/9/97  275,000  274,615
American General Finance
 Corp. 5.60%, 8/5/97   100,000  99,447
BMW US Capital Corp.
 yankee:
  5.57%, 7/7/97   100,000  99,892
  5.57%, 8/19/97   300,000  297,675
Citibank Credit Card Master Trust I
 (Dakota Certificate Program)
 5.60%, 7/21/97   275,000  274,092
Fina Oil & Chemical Co.
 5.61%, 8/14/97   100,000  99,293
Goldman Sachs Group LP
 5.83%, 1/26/98   200,000  193,478
Merrill Lynch & Co., Inc.
 5.62%, 7/8/97   435,000  434,465
Nationwide Building Society
 yankee 5.32%, 8/11/97   500,000  496,757
New Center Asset Trust
 5.65%, 7/21/97   100,000  99,676

  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Unifunding, Inc. yankee:
 5.58%, 9/15/97  $200,000 $ 197,613
 5.67%, 11/12/97  300,000  293,700
Westpac Capital Corp. yankee

 5.30%, 8/29/97   165,000  163,479
TOTAL COMMERCIAL PAPER
 (Cost $3,024,500)  3,024,182
BANK NOTES - 0.3%
Bank of Tokyo-Mitsubishi Ltd.
 5.70%, 7/14/97   500,000  500,000
Corestates Bank NA 5.6475%,
 1/30/98 (g)   200,000  199,998
First Bank National Association
 5.5975%, 5/15/98 (g)   200,000  199,874
Sumitomo Bank Ltd. 5.74%,
 7/11/97   500,000  500,000
TOTAL BANK NOTES
 (Cost $1,399,873)   1,399,872
CASH EQUIVALENTS - 1.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 6/30/97
 due 7/1/97:
  at 5.99% $ 13,002  13,000
  at 5.93%  7,727,273  7,726,000
TOTAL CASH EQUIVALENTS   7,739,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $350,688,422)  $ 400,697,625
LEGEND
1. Non-income producing
2. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
3. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,203,792 or 2.5% of net assets.
6. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay-in-kind  4/3/97 $ 183,878
7. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
8. For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $194,622,823 and $ 86,184,600, respectively, of which U.S. government and government agency obligations aggregated $16,194,987 and $31,811,662, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $22,480 for the period.
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 6.1% AAA, AA, A 6.1%
Baa 1.3% BBB 1.9%
Ba 3.1% BB 2.6%
B 4.7% B 4.7%
Caa 0.2% CCC 0.4%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.7% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.6%
United Kingdom   2.7
Netherlands    2.2
France   1.2
Others (individually less than 1%)   4.3
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $350,712,855. Net unrealized appreciation aggregated $49,984,770, of which $53,389,318 related to appreciated investment securities and $3,404,548 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: ASSET MANAGER: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JUNE 30, 1997 (UNAUDITED)

ASSETS
Investment in                               $ 400,697,625
securities, at
value (including
repurchase
agreements of
$7,739,000)
(cost $350,688,422)
- - See
accompanying
schedule

Cash                                         50,675

Receivable for                               265,717
investments sold

Receivable for fund                          912,902
shares sold

Dividends receivable                         650,045

Interest receivable                          1,124,108

 TOTAL ASSETS                                403,701,072

LIABILITIES

Payable for                 $  2,277,300
investments
purchased

Payable for fund             2,636
shares redeemed

Accrued management           195,789
fee

Other payables and           94,137
accrued expenses

 TOTAL LIABILITIES                           2,569,862

NET ASSETS                                  $401,131,210

Net Assets consist of:

Paid in capital                             $338,818,399

Undistributed net                            4,197,523
investment income

Accumulated                                  8,105,402
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                               50,009,886
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $401,131,210
26,873,048
shares outstanding

NET ASSET VALUE,                             $14.93
offering price
and redemption
price per share
($401,131,210 (divided by)
26,873,048 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                          $ 2,430,378
Dividends

Interest                                                    3,085,128

 TOTAL INCOME                                               5,515,506

EXPENSES

Management fee                               $ 996,258

Transfer agent fees                            125,480

Accounting fees and                            99,808
expenses

Non-interested                                 844
trustees'
compensation

Custodian fees and                             39,036
expenses

Audit                                          20,860

Legal                                          295

Miscellaneous                                  3,741

 Total expenses                                1,286,322
before reductions

 Expense reductions                            (18,339)   1,267,983


NET INVESTMENT                                            4,247,523
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    8,243,632
securities

 Foreign currency                              (1,344)    8,242,288
transactions

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    31,836,736
securities

 Assets and                                    575        31,837,311
liabilities in
 foreign currencies

NET GAIN (LOSS)                                           40,079,599

NET INCREASE                                             $ 44,327,122
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                        $ 15,565
 Expense reductions
  Directed
brokerage
arrangements

  Custodian credits                                       2,774

                                                         $ 18,339

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS        SIX MONTHS     YEAR ENDED
                                         ENDED          DECEMBER 31,
                                         JUNE 30, 1997  1996
                                         (UNAUDITED)

Operations                               $  4,247,523    $  3,681,563
Net investment
income

 Net realized gain                          8,242,288       6,740,985
(loss)

 Change in net                             31,837,311      16,385,266
unrealized
appreciation
(depreciation)

 NET INCREASE                              44,327,122      26,807,814
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                                    -      (3,802,638)
shareholders

From net
investment income

 From net realized                           (447,876)     (8,710,844
gain                                                      )

 TOTAL DISTRIBUTIONS                         (447,876)    (12,513,482
                                                         )

Share transactions                        127,046,008     180,656,312
Net proceeds from
sales of shares

 Reinvestment of                              447,876      12,513,482
distributions

 Cost of shares                           (23,265,472)    (22,687,189
redeemed                                                )

 NET INCREASE                             104,228,412     170,482,605
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                          148,107,658     184,776,937
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                      253,023,552      68,246,615

 End of period                           $401,131,210    $253,023,552
(including under
(over) distribution
of net investment
income of
$4,197,523 and
$(50,000),
respectively)

OTHER INFORMATION
Shares

 Sold                                       9,228,522      14,392,956

 Issued in                                     32,763         975,606
reinvestment of
distributions

 Redeemed                                  (1,701,939)     (1,851,290)

 Net increase                               7,559,346      13,517,272
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                           SIX MONTHS ENDED    YEAR ENDED     JANUARY 3, 1995
                           JUNE 30, 1997       DECEMBER 31,   (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              DECEMBER 31,

SELECTED PER-SHARE         (UNAUDITED)                1996                1995
DATA

Net asset value,                   $  13.10       $  11.77             $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment                         .18 D          .21                 .10
income

 Net realized and                      1.67           2.08                2.20
unrealized gain
(loss)

 Total from                            1.85           2.29                2.30
investment
operations

Less Distributions

 From net                                 -           (.21)               (.11)
investment income

 From net realized                     (.02)          (.75)               (.42)
gain

 Total distributions                   (.02)          (.96)               (.53)

Net asset value, end               $  14.93       $  13.10             $ 11.77
of period

TOTAL RETURN B, C                     14.14%         20.04%              23.02%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of                 $401,131       $253,024             $68,247
period (000
omitted)

Ratio of expenses to                    .78% A         .87%               1.00%
average net assets

Ratio of expenses to                    .77% A, F      .85% F             1.00%
average net assets
after expense
reductions

Ratio of net                           2.59% A        2.63%               1.69%
investment income
to average net
assets

Portfolio turnover rate                  56% A         120%                343%

Average commission                 $  .0402        $ .0211
rate G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.


VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY


PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1   PAST 5   PAST 10
JUNE 30, 1997                   YEAR     YEARS    YEARS

EQUITY-INCOME                    25.66%   20.09%    13.66%

S&P 500(registered trademark)    34.70%   19.78%    14.64%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER THE PAST 10 YEARS

  1987/06/30      10000.00                    10000.00
  1987/07/31      10380.95                    10507.00
  1987/08/31      10666.67                    10898.91
  1987/09/30      10442.79                    10660.22
  1987/10/31       8404.96                     8364.01
  1987/11/30       8028.88                     7674.82
  1987/12/31       8439.31                     8258.87
  1988/01/31       9039.55                     8606.57
  1988/02/29       9487.50                     9007.64
  1988/03/31       9322.33                     8729.30
  1988/04/30       9476.65                     8826.20
  1988/05/31       9603.73                     8902.98
  1988/06/30      10150.11                     9311.63
  1988/07/31      10131.73                     9276.25
  1988/08/31       9957.04                     8960.85
  1988/09/30      10252.91                     9342.59
  1988/10/31      10429.84                     9602.31
  1988/11/30      10262.22                     9465.00
  1988/12/31      10355.90                     9630.63
  1989/01/31      10995.50                    10335.60
  1989/02/28      10939.07                    10078.24
  1989/03/31      11176.01                    10313.06
  1989/04/30      11607.33                    10848.31
  1989/05/31      11952.38                    11287.67
  1989/06/30      11960.57                    11223.33
  1989/07/31      12657.87                    12236.79
  1989/08/31      12861.25                    12476.64
  1989/09/30      12716.66                    12425.48
  1989/10/31      11983.01                    12137.21
  1989/11/30      12051.48                    12384.81
  1989/12/31      12152.05                    12682.05
  1990/01/31      11331.37                    11831.08
  1990/02/28      11398.51                    11983.70
  1990/03/31      11417.31                    12301.27
  1990/04/30      11021.46                    11993.74
  1990/05/31      11750.66                    13163.13
  1990/06/30      11633.66                    13073.62
  1990/07/31      11349.14                    13031.78
  1990/08/31      10442.90                    11853.71
  1990/09/30       9632.82                    11276.43
  1990/10/31       9387.20                    11227.94
  1990/11/30      10060.00                    11953.27
  1990/12/31      10294.08                    12286.77
  1991/01/31      10846.12                    12822.47
  1991/02/28      11593.01                    13739.28
  1991/03/31      11833.50                    14071.77
  1991/04/30      11888.80                    14105.54
  1991/05/31      12541.30                    14714.90
  1991/06/30      12028.50                    14040.96
  1991/07/31      12710.42                    14695.26
  1991/08/31      12978.71                    15043.54
  1991/09/30      12889.63                    14792.31
  1991/10/31      13104.27                    14990.53
  1991/11/30      12539.43                    14386.41
  1991/12/31      13530.38                    16032.22
  1992/01/31      13713.06                    15734.02
  1992/02/29      14158.37                    15938.56
  1992/03/31      13984.88                    15627.76
  1992/04/30      14422.98                    16087.22
  1992/05/31      14538.27                    16166.04
  1992/06/30      14410.99                    15925.17
  1992/07/31      14852.62                    16576.51
  1992/08/31      14527.21                    16236.69
  1992/09/30      14678.01                    16428.28
  1992/10/31      14853.73                    16485.78
  1992/11/30      15392.59                    17047.95
  1992/12/31      15815.27                    17257.64
  1993/01/31      16287.37                    17402.60
  1993/02/28      16653.24                    17639.28
  1993/03/31      17149.52                    18011.46
  1993/04/30      17078.21                    17575.59
  1993/05/31      17387.21                    18046.61
  1993/06/30      17591.73                    18098.95
  1993/07/31      17831.07                    18026.55
  1993/08/31      18513.20                    18709.76
  1993/09/30      18442.42                    18565.69

  1993/10/31    18611.07                18950.00
  1993/11/30    18285.82                18769.98
  1993/12/31    18708.50                18997.10
  1994/01/31    19532.45                19643.00
  1994/02/28    19029.45                19110.67
  1994/03/31    18233.36                18277.45
  1994/04/30    18861.65                18511.40
  1994/05/31    19041.17                18814.98
  1994/06/30    18923.53                18354.02
  1994/07/31    19555.60                18956.03
  1994/08/31    20561.76                19733.23
  1994/09/30    20224.91                19249.76
  1994/10/31    20640.04                19682.88
  1994/11/30    19965.45                18966.03
  1994/12/31    20030.39                19247.30
  1995/01/31    20343.57                19746.38
  1995/02/28    21119.27                20515.90
  1995/03/31    21848.51                21121.32
  1995/04/30    22456.18                21743.34
  1995/05/31    23132.91                22612.42
  1995/06/30    23465.27                23137.71
  1995/07/31    24368.32                23904.96
  1995/08/31    24673.96                23964.96
  1995/09/30    25493.12                24976.28
  1995/10/31    25199.77                24887.12
  1995/11/30    26289.34                25979.66
  1995/12/31    27059.54                26480.03
  1996/01/31    27845.91                27381.41
  1996/02/29    27939.44                27635.23
  1996/03/31    28233.54                27901.36
  1996/04/30    28601.16                28312.63
  1996/05/31    28909.97                29042.81
  1996/06/30    28645.28                29153.46
  1996/07/31    27248.30                27865.46
  1996/08/31    27807.09                28453.15
  1996/09/30    28998.20                30054.49
  1996/10/31    29468.75                30883.39
  1996/11/30    31439.22                33217.87
  1996/12/31    30924.55                32559.82
  1997/01/31    32130.35                34594.16
  1997/02/28    32486.30                34865.38
  1997/03/31    31278.87                33432.76
  1997/04/30    32388.40                35428.69
  1997/05/31    34395.33                37585.59
  1997/06/30    35994.36                39269.43

Let's say hypothetically $10,000 was invested in Equity-Income Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $35,994 - a 259.94% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.

INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997

                                                  % OF FUND'S
                                                  INVESTMENTS
General Electric Co.                                      3.2

Philip Morris Companies, Inc.                             2.7

British Petroleum PLC ADR                                 1.9

Federal National Mortgage Association                     1.6

Royal Dutch Petroleum Co.                                 1.6

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997

                             % OF FUND'S
                             INVESTMENTS
Finance                             19.9

Energy                              12.9

Nondurables                          7.4

Health                               7.1

Aerospace & Defense                  6.8

ASSET ALLOCATION AS OF JUNE 30, 1997 *

Row: 1, Col: 1, Value: 5.8
Row: 1, Col: 2, Value: 1.2
Row: 1, Col: 3, Value: 93.0
Stocks  93.0%
Bonds  1.2%
Short-term investments 5.8%

FOREIGN INVESTMENTS 10.2%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW

An interview with Stephen Petersen, Portfolio Manager of Equity-Income
Portfolio

Q. STEVE, HOW DID THE FUND PERFORM?
A. For the six- and 12-month periods ending June 30, 1997, the fund underperformed the Standard & Poor's 500 index, which returned 20.61% for the six-month period and 34.70% for the 12-month period.
Q. WHY DID THE FUND UNDERPERFORM THE S&P 500 INDEX, ESPECIALLY OVER THE PAST SIX MONTHS?
A. In general, when you compare the performance of most actively managed diversified funds, like this one, against the S&P 500 index's performance over the period, very few beat the index. In fact, in the first quarter of 1997, less than 9% of all fund managers did so. That's because the index was heavily weighted in a small number of very large-capitalization stocks, and those stocks were the top performers over the period. Diversified funds, by definition, own stocks of several different cap sizes, not just large-cap stocks. In addition, many of the top stocks that contributed to the S&P 500 index's performance, such as technology giant Microsoft, don't pay dividends, and are therefore not the kind of stocks this fund tends to own.
Q. SINCE YOU TOOK OVER THE FUND IN EARLY JANUARY, HAVE YOU CHANGED ITS POSITIONING?
A. Somewhat. In general, I looked for stocks with good dividend yields and attractive valuation characteristics, such as the price-to-earnings ratio. Over the period, I restructured the portfolio so it owned more of those kinds of stocks. Going forward, my universe will be large-capitalization, income-producing common stocks, as well as stocks that are down and out but have great upside potential.
Q. WHAT WERE SOME OF THE FUND'S POSITIVE PERFORMERS DURING THE PERIOD?
A. General Electric, the fund's largest holding, showed consistently strong earnings growth and performed better than initial expectations. Philip Morris, another top five holding, continued to look strong. Over the period, much of its earnings came from its food business and its tobacco business outside the U.S. So, Philip Morris' major growth was outside of the areas of the company affected by the litigation against the tobacco industry.
Q. FINANCIAL STOCKS - WHICH MADE UP ABOUT 20% OF THE FUND AT THE END OF THE PERIOD - GENERALLY DID WELL OVER THE PERIOD. WHY IS THAT AND HOW DID YOU TAKE ADVANTAGE OF THIS TREND?
A. Basically, financial stocks, which tend to do well when interest rates are low, benefited from the interest rate environment over the period. Over the past six months, many banks generated more capital than they needed to run their businesses, and they invested it by buying back their own stock. In addition, both acquiring and acquired financial companies benefited from recent mergers.
Q. WHAT WAS YOUR TOP-WEIGHTED FINANCIAL STOCK?
A. Financial service company Fannie Mae - the Federal National Mortgage Association - which buys mortgages, packages them, creates securities and then sells them back to the marketplace, was the fund's top financial stock. It did well during the period.
Q. DID YOU EXPERIENCE ANY DISAPPOINTMENTS OVER THE PERIOD?
A. Sure. I expected to see a significant lift in the performance of cyclical stocks and positioned the fund accordingly. Unfortunately, cyclicals - those stocks whose performance is closely associated with the strength of the economy - didn't perform well relative to growth-oriented stocks over the period.
Q. STEVE, HOW DOES THE FUND LOOK GOING FORWARD?
A. Generally, I will be sticking with what I call the winners in the portfolio - large-cap, steady earnings-growth companies with attractive fundamentals and valuations. In addition, I will continue to look for attractive, overlooked or oversold types of companies, which I believe show some interesting possibilities going forward.


FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares
START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January
1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 91.3%
SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 6.8%
AEROSPACE & DEFENSE - 3.8%
AlliedSignal, Inc.   1,055,100 $ 88,628,379
Boeing Co.   1,668,000  88,508,250
GenCorp, Inc.   200,000  4,625,000
Gulfstream Aerospace Corp. (a)  246,200  7,262,900
Lockheed Martin Corp.   850,603  88,090,573
Textron, Inc.   60,000  3,982,500
Thiokol Corp.   376,700  26,369,000

United Technologies Corp.   258,800  21,480,400
328,947,002
DEFENSE ELECTRONICS - 2.1%
Litton Industries, Inc. (a)  842,500  40,703,281
Northrop Grumman Corp.   874,500  76,792,031
Raytheon Co.   1,276,000  65,076,000
182,571,312
SHIP BUILDING & REPAIR - 0.9%
General Dynamics Corp.   991,500  74,362,500
Newport News Shipbuilding, Inc.   60,000  1,166,250
75,528,750
TOTAL AEROSPACE & DEFENSE   587,047,064
BASIC INDUSTRIES - 6.7%
CHEMICALS & PLASTICS - 2.6%
Air Products & Chemicals, Inc.   184,600  14,998,750
du Pont (E.I.) de Nemours & Co.   330,000  20,748,750
Goodrich (B.F.) Co.   91,300  3,954,431
Great Lakes Chemical Corp.   336,400  17,618,950
Hercules, Inc. 228,600  10,944,225
Millennium Chemicals, Inc. 500,000  11,375,000
Monsanto Co. 1,644,000  70,794,750
Olin Corp. 243,300  9,503,906
Union Carbide Corp. 960,000  45,180,000
Witco Corp. 403,700  15,315,369
  220,434,131
IRON & STEEL - 0.4%
Aeroquip Vickers, Inc. 48,700  2,301,075
Allegheny Teledyne, Inc. 300,700  8,118,900
Inland Steel Industries, Inc. 631,300  16,492,713
Quanex Corp.  61,000  1,871,938
USX-U.S. Steel Group  124,100  4,351,256
  33,135,882
METALS & MINING - 2.0%
Alcan Aluminium Ltd. 1,400,000  47,760,113
Alumax, Inc. (a)  835,000  31,677,813
Aluminum Co. of America  740,900  55,845,338
Harsco Corp.  264,700  10,720,350
Inco Ltd. 551,093  16,465,133
Kaiser Aluminum Corp. (a)  250,000  3,062,500
Metallgesellschaft AG Ord. (a)  222,500  4,629,734
Noranda, Inc.  200,000  4,309,564
174,470,545
PACKAGING & CONTAINERS - 0.0%
Owens-Illinois, Inc. (a)  108,600  3,366,600
PAPER & FOREST PRODUCTS - 1.7%
Boise Cascade Corp.   385,400  13,609,438
Champion International Corp.   485,000  26,796,250
Domtar, Inc.   627,300  5,543,085

SHARES VALUE (NOTE 1)
Georgia-Pacific Corp.   191,800 $ 16,374,925
Kimberly-Clark Corp.   656,300  32,650,925
Weyerhaeuser Co.   933,500  48,542,000
143,516,623
TOTAL BASIC INDUSTRIES   574,923,781
CONSTRUCTION & REAL ESTATE - 1.2%
BUILDING MATERIALS - 0.8%
American Standard Companies, Inc.  45,100  2,018,225
Coltec Industries, Inc. (a)  1,371,600  26,746,200
Masco Corp.  1,045,400  43,645,450
  72,409,875
ENGINEERING - 0.2%
EG & G, Inc. 389,900  8,772,750
Fluor Corp. 120,500  6,650,094
  15,422,844
REAL ESTATE - 0.0%
Boston Properties, Inc. 78,500  2,158,750
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Equity Residential Properties Trust (SBI)  300,000  14,250,000
Weeks Corp. 170,500  5,328,125
  19,578,125
TOTAL CONSTRUCTION & REAL ESTATE  109,569,594
DURABLES - 3.0%
AUTOS, TIRES, & ACCESSORIES - 1.0%
Chrysler Corp. 142,000  4,659,375
Cummins Engine Co., Inc. 138,000  9,737,625
Eaton Corp. 347,400  30,332,363
General Motors Corp. 300,000  16,706,250
Johnson Controls, Inc. 55,000  2,258,438
Modine Manufacturing Co. 98,100  2,918,475
Snap-on Tools Corp.  455,150  17,921,531
Standard Products Co. 76,700  1,936,675
TRW, Inc.  34,700  1,971,394
  88,442,126
CONSUMER DURABLES - 0.6%
Minnesota Mining &
 Manufacturing Co.  504,000  51,408,000
CONSUMER ELECTRONICS - 0.9%
Maytag Co.  688,900  17,997,513
Sunbeam-Oster, Inc. 1,168,400  44,107,100
Whirlpool Corp.  225,000  12,276,563
74,381,176
TEXTILES & APPAREL - 0.5%
Dexter Corp.  353,700  11,318,400

Reebok International Ltd.   687,700  32,149,975
Stride Rite Corp.   191,700  2,468,138
45,936,513
TOTAL DURABLES   260,167,815
ENERGY - 12.6%
ENERGY SERVICES - 1.2%
Halliburton Co.   25,000  1,981,250
Dresser Industries, Inc.   271,700  10,120,825
Schlumberger Ltd.   696,100  87,012,500
99,114,575
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 11.4%
Amerada Hess Corp.   464,500 $ 25,808,781
Amoco Corp. 365,000  31,732,188
Atlantic Richfield Co. 630,000  44,415,000
British Petroleum PLC ADR  2,181,180  163,315,853
Burlington Resources, Inc.  566,700  25,005,638
Chevron Corp. 929,600  68,732,300
Exxon Corp. 1,500,000  92,250,000
Mobil Corp. 302,600  21,144,175
Occidental Petroleum Corp. 1,665,200  41,734,075
Pennzoil Co.  850,400  65,268,200
Phillips Petroleum Co. 412,500  18,046,875
Royal Dutch Petroleum Co. 2,498,000  135,828,750
Texaco, Inc.  580,000  63,075,000
Tosco Corp.  649,800  19,453,388
Total SA:
Class B  831,600  84,005,714
sponsored ADR  200,800  10,165,500
USX-Marathon Group  1,178,600  34,032,075
Unocal Corp.  1,116,517  43,334,816
987,348,328
TOTAL ENERGY   1,086,462,903
FINANCE - 18.8%
BANKS - 9.1%
Bank of New York Co., Inc.   1,715,700  74,632,950
Bank of Nova Scotia Halifax  195,400  8,562,416
BankBoston Corp.   801,100  57,729,269
BankAmerica Corp.   1,562,000  100,846,625
Chase Manhattan Corp.   385,700  37,437,006
Citicorp  974,400  117,476,100
Comerica, Inc.   505,000  34,340,000
Credit Suisse Group (Reg.)  150,400  19,295,245
First Bank System, Inc.   592,530  50,587,249
National Bank of Canada  500,000  6,265,165
National City Corp.   976,335  51,257,588
NationsBank Corp.   1,426,800  92,028,600
Norwest Corp.   579,000  32,568,750
Royal Bank of Canada  400,000  18,121,899
U.S. Bancorp  728,700  46,727,888
Wells Fargo & Co.   144,900  39,050,550
786,927,300
CREDIT & OTHER FINANCE - 2.8%
American Express Co.   955,172  71,160,314
Beneficial Corp.   304,700  21,652,744
Edper Group Ltd. (The)
Class A (ltd. vtg.)  400,000  6,678,014
First Chicago NBD Corp.   1,384,100  83,738,050
Household International, Inc.   345,000  40,515,938
Transamerica Corp.   169,100  15,821,419
239,566,479
FEDERAL SPONSORED CREDIT - 1.7%
Federal Home Loan Mortgage
Corporation  403,600  13,873,750
Federal National Mortgage
 Association  3,115,300  135,904,963
  149,778,713
INSURANCE - 4.0%
Aetna, Inc.  282,700  28,941,413
Allstate Corp. 1,154,999  84,314,927
Brascan Ltd. Class A  1,000,000  24,734,726
CIGNA Corp. 20,000  3,550,000

 SHARES VALUE (NOTE 1)
Fremont General Corp. 423,924 $ 17,062,941
General Re Corp. 110,000  20,020,000
Hartford Financial Services Group, Inc. 663,300  54,888,075
Marsh & McLennan Companies, Inc.  150,600  10,749,075
Norwich Union PLC (a)  844,900  4,493,784
Provident Companies, Inc.  241,600  12,925,600
Providian Financial Corp. (a)  150,000  4,818,750
Reliastar Financial Corp.  509,621  37,266,036
Travelers Group, Inc. (The)  711,667  44,879,479
348,644,806
SAVINGS & LOANS - 0.9%
Ahmanson (H.F.) & Co.   109,900  4,725,700
Great Western Financial Corp.   934,100  50,207,875
TCF Financial Corp.   25,600  1,264,000
Washington Mutual, Inc.   273,800  16,359,550
72,557,125
SECURITIES INDUSTRY - 0.3%
Bear Stearns Companies, Inc.   210,000  7,179,375

First Marathon Inc. Class A (non-vtg.)  299,400  4,228,660
Lehman Brothers Holdings, Inc.   440,200  17,828,100
29,236,135
TOTAL FINANCE   1,626,710,558
HEALTH - 7.1%
DRUGS & PHARMACEUTICALS - 4.3%
American Home Products Corp.   1,473,000  112,684,500
Barr Laboratories, Inc. (a)(d)  1,391,650  61,232,600
Bristol-Myers Squibb Co.   1,350,800  109,414,800
Merck & Co., Inc.   37,000  3,829,500
Novartis AG (Reg.)  13,300  21,239,959
Pharmacia & Upjohn, Inc.   427,100  14,841,725
Schering-Plough Corp.   1,020,000  48,832,500
372,075,584
MEDICAL EQUIPMENT & SUPPLIES - 1.1%
Allegiance Corp.   393,500  10,722,875
Bausch & Lomb, Inc.   250,000  11,781,250
Cardiac Control Systems, Inc. (a)  79,800  64,838
Cardinal Health, Inc.   618,500  35,409,125
Johnson & Johnson  40,000  2,575,000
U.S. Surgical Corp.   909,608  33,882,879
94,435,967
MEDICAL FACILITIES MANAGEMENT - 1.7%
Beverly Enterprises, Inc. (a)(d)  5,222,000  84,857,500
Columbia/HCA Healthcare Corp.   1,522,350  59,847,384
144,704,884
TOTAL HEALTH   611,216,435
HOLDING COMPANIES - 0.5%
CINergy Corp.   415,000  14,447,188
Norfolk Southern Corp.   283,400  28,552,550
42,999,738
INDUSTRIAL MACHINERY & EQUIPMENT - 6.7%
ELECTRICAL EQUIPMENT - 3.6%
General Electric Co.   4,191,100  273,993,163
Westinghouse Electric Corp.   1,489,900  34,453,938
308,447,101
INDUSTRIAL MACHINERY & EQUIPMENT - 1.8%
Cooper Industries, Inc.   60,000  2,985,000
Caterpillar, Inc.   309,500  33,232,563
Harnischfeger Industries, Inc.   279,600  11,603,400
Ingersoll-Rand Co.   430,000  26,552,500
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
Parker-Hannifin Corp.   50,000 $ 3,034,375
Stewart & Stevenson Services, Inc.   283,500  7,371,000
Tyco International Ltd.   962,742  66,970,740
151,749,578
POLLUTION CONTROL - 1.3%
Browning-Ferris Industries, Inc.   958,700  31,876,775
Safety Kleen Corp.   313,200  5,285,250
Waste Management, Inc.   2,405,200  77,267,050
114,429,075
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   574,625,754
MEDIA & LEISURE - 3.3%
BROADCASTING - 0.0%
Ascent Entertainment Group, Inc.   119,365  1,089,205
ENTERTAINMENT - 1.3%
All American Communications, Inc. (a) 260,534 3,940,577 MGM Grand, Inc. (a) 266,400 9,856,800
Viacom, Inc. Class B (non-vtg.) (a)  3,148,500  94,455,000
108,252,377
LEISURE DURABLES & TOYS - 0.6%
Brunswick Corp.   375,400  11,731,250
Hasbro, Inc.   1,559,450  44,249,394
55,980,644
LODGING & GAMING - 0.4%
ITT Corp. (a)  520,000  31,752,500
Mirage Resorts, Inc. (a)  157,400  3,974,350
35,726,850
PUBLISHING - 1.0%
ACNielsen Corp. (a)  336,000  6,594,000
Cognizant Corp.   353,700  14,324,850
Harcourt General, Inc.   449,500  21,407,438
Hollinger International, Inc. Class A  1,894,400  21,193,600
Houghton Mifflin Co.   1,600  106,800
McGraw-Hill, Inc.   324,800  19,102,300
82,728,988
TOTAL MEDIA & LEISURE   283,778,064
NONDURABLES - 7.4%
BEVERAGES - 0.5%
Anheuser-Busch Companies, Inc.   902,400  37,844,400
PepsiCo, Inc.   150,000  5,634,375
43,478,775
FOODS - 0.9%
General Mills, Inc. 819,450  53,366,681
Heinz (H.J.) Co.  176,100  8,122,613
Kellogg Co. 124,800  10,686,000
Ralston Purina Co. 110,000  9,040,625
  81,215,919
HOUSEHOLD PRODUCTS - 2.5%
Avon Products, Inc. 86,100  6,075,431
Dial Corp. 517,300  8,082,813

Gillette Co. 200,700  19,016,325
Premark International, Inc. 25,000  668,750
Procter & Gamble Co.  410,800  58,025,500
Rubbermaid, Inc.  1,010,400  30,059,400

 SHARES VALUE (NOTE 1)
Tambrands, Inc.  100,000 $ 4,987,500
Unilever PLC Ord.  1,705,400  48,873,030
Unilever NV:
 Ord.   3,100  652,166
 ADR  200,000  42,812,500
  219,253,415
TOBACCO - 3.5%
BAT Industries PLC Ord.   1,349,500  12,075,005
Gallaher Group PLC sponsored ADR (a)  365,700  6,742,594
Philip Morris Companies, Inc.   5,220,100  231,641,938
RJR Nabisco Holdings Corp.   1,333,400  44,002,200
Universal Corp.   182,600  5,797,550
  300,259,287
TOTAL NONDURABLES         644,207,396
PRECIOUS METALS - 0.3%
Newmont Mining Corp.   567,200  22,120,800
RETAIL & WHOLESALE - 5.2%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  290,100  1,513,959
Footstar, Inc. (a)  362,600  9,472,925
Limited, Inc. (The)  909,900  18,425,475
  29,412,359
DRUG STORES - 0.2%
Rite Aid Corp. 337,100  16,812,863
GENERAL MERCHANDISE STORES - 2.9%
Coles Myer Ltd. 1,252,000  6,502,059
Consolidated Stores Corp. (a)  2,270,156  78,887,930
Dayton Hudson Corp. 140,000  7,446,250
Federated Department Stores, Inc. (a)  656,400  22,809,900
Sears, Roebuck & Co. 390,000  20,962,500
Wal-Mart Stores, Inc. 1,929,000  65,224,313
Woolworth Corp. (a)  2,061,200  49,468,800
  251,301,752
GROCERY STORES - 0.1%
American Stores Co.  147,200  7,268,000
RETAIL & WHOLESALE, MISCELLANEOUS - 1.7%
Staples, Inc. (a)  1,845,700  42,912,525
Tandy Corp.  852,500  47,740,000
Toys "R" Us, Inc. (a)  1,180,000  41,300,000
U.S. Office Products Co. (a)  513,300  15,687,731
  147,640,256
TOTAL RETAIL & WHOLESALE  452,435,230
SERVICES - 0.8%
LEASING & RENTAL - 0.0%
Hanover Compressor Co.  6,300  122,850
PRINTING - 0.7%
Deluxe Corp.  486,600  16,605,225
Donnelley (R.R.) & Sons Co. 568,400  20,817,650
Ennis Business Forms, Inc. 196,700  1,893,238
Harland (John H.) Co.  1,051,300  23,982,781
  63,298,894
SERVICES - 0.1%
Dun & Bradstreet Corp.   368,800  9,681,000
TOTAL SERVICES   73,102,744
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
TECHNOLOGY - 3.8%
COMMUNICATIONS EQUIPMENT - 0.4%
Alcatel Alsthom Compagnie
Generale d'Electricite SA  263,200 $ 32,943,641
COMPUTER SERVICES & SOFTWARE - 0.2%
Electronic Data Systems Corp.   262,800  10,774,800
Sabre Group Holdings, Inc. Class A (a)  178,800  4,849,950
  15,624,750
COMPUTERS & OFFICE EQUIPMENT - 1.5%
International Business Machines Corp.   700,000  63,131,250
Pitney Bowes, Inc.   791,000  54,974,500
Silicon Graphics, Inc. (a)  344,200  5,163,000
Xerox Corp.   100,000  7,887,500
  131,156,250
ELECTRONICS - 1.0%
AMP, Inc. 499,400  20,849,950
Intel Corp. 359,000  50,910,688
Thomas & Betts Corp. 214,800  11,290,425
  83,051,063
PHOTOGRAPHIC EQUIPMENT - 0.7%
Eastman Kodak Co.  708,500  54,377,375
Polaroid Corp.  200,000  11,100,000
  65,477,375
TOTAL TECHNOLOGY  328,253,079
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.7%
Northwest Airlines Corp. Class A (a)  1,523,500  55,417,313
Viad Corp.  275,800  5,309,150
  60,726,463
RAILROADS - 0.4%
CSX Corp.  635,200  35,253,600
TOTAL TRANSPORTATION  95,980,063

UTILITIES - 6.0%
ELECTRIC UTILITY - 2.2%
Allegheny Power System, Inc. 975,000  26,020,313
American Electric Power Co., Inc.  967,700  40,643,400
Central Maine Power Co. 602,500  7,455,938
CILCORP, Inc.  76,300  3,142,606
Consolidated Edison Co. of
 New York, Inc. 279,100  8,216,006
DPL, Inc. 637,300  15,693,513
Duke Power Co.  50,000  2,396,875
Entergy Corp. 1,439,500  39,406,313
Illinova Corp. 250,000  5,500,000
Niagara Mohawk Power Corp. (a)  1,006,700  8,619,869
PG&E Corp. 648,400  15,723,700
PacifiCorp. 200,000  4,400,000
Pinnacle West Capital Corp. 338,600  10,179,163
  187,397,696
GAS - 0.6%
MCN Corp. 400,000  12,250,000
Nova Corp. 650,000  5,555,354
Pacific Enterprises  285,400  9,596,575
Questar Corp. 713,700  28,815,638
  56,217,567

 SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 3.2%
Ameritech Corp. 643,700 $ 43,731,369
AT&T Corp. 113,500  3,979,594
ALLTEL Corp. 508,900  17,016,344
BCE, Inc. 700,000  19,469,091
Bell Atlantic Corp.  365,000  27,694,375
BellSouth Corp.  525,000  24,346,875
Comsat Corp., Series 1  244,200  5,815,013
Frontier Corp. 200,000  3,987,500
MCI Communications Corp. 270,100  10,339,766
Manitoba Telecom Services, Inc.  250,000  2,661,790
NYNEX Corp.  740,000  42,642,500
SBC Communications, Inc.  195,000  12,065,625
Sprint Corp.  312,500  16,445,313
Telus Corp.  450,000  8,262,413
WorldCom, Inc. (a)  1,103,800  35,321,600
  273,779,168
TOTAL UTILITIES   517,394,431
TOTAL COMMON STOCKS
(Cost $6,217,569,762)   7,890,995,449
CONVERTIBLE PREFERRED STOCKS - 1.7%
CONSTRUCTION & REAL ESTATE - 0.1%
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Vornado Realty Trust $3.25, Series A  127,600  6,906,350
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  219,200  5,370,400
ENERGY - 0.1%
OIL & GAS - 0.1%
Unocal Capital Trust $3.125  100,000  5,637,500
FINANCE - 1.1%
INSURANCE - 0.8%
Aetna, Inc. Class C 6 1/4%  760,000  71,250,000
SECURITIES INDUSTRY - 0.3%
Salomon, Inc. $2.03  840,700  28,899,063
TOTAL FINANCE   100,149,063
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Loral Space & Communications Ltd.
  $3.00, Series C (b)  183,200  9,114,200
MEDIA & LEISURE - 0.1%
BROADCASTING - 0.1%
Evergreen Media Corp. $3.00 (b)  187,200  10,202,400
TECHNOLOGY - 0.1%
COMPUTERS & OFFICE EQUIPMENT - 0.1%
Wang Labs, Inc. $3.25  (b)  80,000  4,040,000
Wang Labs, Inc. $3.25   157,600  7,958,800
  11,998,800
UTILITIES - 0.0%
GAS - 0.0%
MCN Corp. $4.00  25,100  1,364,813
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $122,619,633)   150,743,526
CONVERTIBLE BONDS - 1.2%
MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
CONSTRUCTION & REAL ESTATE - 0.4%
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Liberty Property 8%, 7/1/01 Ba2 $ 27,985,000 $ 34,701,400
DURABLES - 0.1%
CONSUMER ELECTRONICS - 0.1%
Matsushita Electric Industrial Co. Ltd.:
  1.30%, 3/29/02 Aa2 JPY 410,000,000  5,114,048
  1.40%, 3/31/04 Aa2 JPY 190,000,000  2,369,925
  7,483,973
ENERGY - 0.2%
OIL & GAS - 0.2%
Pennzoil Co.
4 3/4%, 10/1/03 Baa3  9,820,000  12,532,775

MEDIA & LEISURE - 0.0%
LODGING & GAMING - 0.0%
Hilton Hotels Corp.
  5%, 5/15/06 Baa2  3,670,000  3,899,375
RETAIL & WHOLESALE - 0.2%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Home Depot, Inc.
  3 1/4%, 10/1/01 A1  5,000,000  5,687,500
U.S. Office Products Co.
  5 1/2%, 2/1/01 B3  10,000,000  12,250,000
  17,937,500
TECHNOLOGY - 0.3%
COMPUTERS & OFFICE EQUIPMENT - 0.3%
Unisys Corp.
  8 1/4%, 3/15/06 B3  17,981,000  23,734,920
TOTAL CONVERTIBLE BONDS
  (Cost $93,124,832)   100,289,943
CASH EQUIVALENTS - 5.8%
MATURITY
AMOUNT
Investments in repurchase agreements
  (U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
  6/30/97 due 7/1/97  $ 498,485,098  498,403,000
TOTAL INVESTMENT IN SECURITIES - 100%
  (Cost $6,931,717,227)  $ 8,640,431,918
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,356,600 or 0.3% of net assets.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) An affiliated company is a company in which the fund has ownership of companies which are or were affiliates are as follows:
PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Barr Laboratories, Inc.  $ - $ 5,029,783 $ - $ 61,232,600
Beverly Enterprises, Inc.  -  3,388,955  -  84,857,500
Integramed America,
 Inc.   -  166,375  -  -
Synetic, Inc. -  40,768,344  -  -
TOTALS  $- $ 49,353,457 $ - $146,090,100
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,976,701,733 and $2,433,124,647, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $623,898 for the period (see Note 4 of Notes to Financial Statements).
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.2% AAA, AA, A 0.1%
Baa 0.2% BBB 0.2%
Ba 0.4% BB 0.0%
B 0.4% B 0.4%
Caa 0.0% CCC 0.0%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   89.8%
United Kingdom   2.7
Netherlands    2.1
Canada   2.1
France   1.5
Netherland Antilles   1.0
Others (individually less than 1%)   0.8
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $6,939,210,994. Net unrealized appreciation aggregated
  $1,701,220,924, of which $1,768,591,981 related to appreciated investment securities and $67,371,057 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: EQUITY-INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                          $8,640,431,918
securities, at
value (including
repurchase
agreements of

$498,403,000) (cost
$6,931,717,227) -
See accompanying
schedule

Cash                                                            63,975

Receivable for                                              59,449,914
investments sold

Receivable for fund                                          7,030,723
shares sold

Dividends receivable                                        12,137,083

Interest receivable                                          1,916,557

Other receivables                                              115,759

 TOTAL ASSETS                                            8,721,145,929

LIABILITIES

Payable for                  $  126,839,504
investments
purchased

Payable for fund                  1,307,053
shares redeemed

Accrued management                3,492,405
fee

Other payables and                  559,932
accrued expenses

 TOTAL LIABILITIES                                         132,198,894

NET ASSETS                                              $8,588,947,035

Net Assets consist of:

Paid in capital                                         $6,566,052,739

Undistributed net                                           64,214,928
investment income

Accumulated                                                249,987,580
undistributed net

realized gain (loss)
on investments and
foreign
currency
transactions

Net unrealized                                           1,708,691,788
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                         $8,588,947,035
389,282,331
shares outstanding

NET ASSET VALUE,                                                $22.06
offering price
and redemption
price per
share
($8,588,947,035 (divided by)
389,282,331
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                          $74,933,797
Dividends

Interest                                                    11,519,913

 TOTAL INCOME                                               86,453,710

EXPENSES

Management fee                $  18,948,541

Transfer agent fees               2,670,034

Accounting fees and                 405,779
expenses

Non-interested                       18,445
trustees'
compensation

Custodian fees and                   92,149
expenses

Registration fees                    48,392

Audit                                35,310

Legal                                10,069

Miscellaneous                       238,137

 Total expenses                  22,466,856
before reductions

 Expense reductions                (557,661                 21,909,195
                                  )

NET INVESTMENT                                              64,544,515
INCOME

REALIZED AND
UNREALIZED
GAIN (LOSS)
Net realized gain
(loss) on:

Investment                      265,331,361
securities (including

realized gain of
$12,689,716
on sales of
investments in
affiliated issuers)

 Foreign currency               (16,911                    265,314,450
transactions                   )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                                847,590,904
securities

 Assets and                     (17,469                    847,573,435
liabilities in                 )
 foreign currencies

NET GAIN (LOSS)                                          1,112,887,885

NET INCREASE                                            $1,177,432,400
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                       $      553,138
 Expense reductions
  Directed
brokerage
arrangements

  Custodian credits                                              4,523

                                                        $      557,661

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS     SIX MONTHS       YEAR ENDED
                                      ENDED            DECEMBER 31,
                                      JUNE 30, 1997    1996
                                      (UNAUDITED)

Operations                            $   64,544,515    $  117,458,579
Net investment
income

 Net realized gain                       265,314,450       597,117,485
(loss)

 Change in net                           847,573,435        90,992,918
unrealized
appreciation
(depreciation)

 NET INCREASE                          1,177,432,400       805,568,982
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                        (119,852,890)       (7,876,787)
shareholders
From net
investment income

 From net realized                      (602,593,699)     (225,801,230)
gain

 TOTAL DISTRIBUTIONS                    (722,446,589)     (233,678,017)

Share transactions                       822,950,455     1,829,128,598
Net proceeds from
sales of shares

 Reinvestment of                         722,446,589       233,678,017
distributions

 Cost of shares                         (372,525,843)     (553,042,238)
redeemed

 NET INCREASE                          1,172,871,201     1,509,764,377
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                       1,627,857,012     2,081,655,342
(DECREASE) IN NET
ASSETS

NET ASSETS

Beginning of period                    6,961,090,023     4,879,434,681

End of period                        $ 8,588,947,035   $ 6,961,090,023
(including
undistributed net
investment
income of
$64,214,928 and
$117,454,549,
respectively)

OTHER INFORMATION
Shares

 Sold                                     40,075,873        93,794,843

 Issued in                                36,487,203        12,390,139
reinvestment of
distributions

 Redeemed                                (18,261,978)      (28,467,146)

 Net increase                             58,301,098        77,717,836
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED                YEARS ENDED DECEMBER 31,
                      JUNE 30, 1997

SELECTED PER-SHARE    (UNAUDITED)        1996      1995       1994      1993 E       1992
DATA
Net asset
value,                $ 21.03            $ 19.27   $ 15.35    $ 15.44    $ 13.40    $ 11.85
beginning
of period

Income from
Investment
Operations

Net investment            .18 D              .35       .41        .41        .37        .40
income

Net realized and         3.02               2.30      4.69        .64       2.06       1.57

unrealized gain
(loss)

Total from               3.20          2.65          5.10          1.05          2.43        1.97
investment
operations

Less Distributions

From net                 (.36)         (.03)         (.40)         (.37)         (.35)       (.42)
investment income

In excess of net            -             -             -             -          (.04)          -
investment income

From net realized       (1.81)         (.86)         (.78)         (.77)            -           -
gain

 Total distributions    (2.17)         (.89)        (1.18)        (1.14)         (.39)       (.42)

Net asset value, end  $ 22.06      $  21.03      $  19.27      $  15.35      $  15.44    $  13.40
of period

TOTAL RETURN B, C       16.39%        14.28%        35.09%         7.07%        18.29%      16.89%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of    $8,588,947    $6,961,090    $4,879,435    $2,284,412    $1,318,500  $592,880
period (000
omitted)

Ratio of expenses to      .60% A        .58%          .61%          .60%          .62%        .65%
average net assets

Ratio of expenses to      .59% A,       .56%          .61%          .58%          .62%        .65%
average net assets       F             F                           F
after
expense reductions

Ratio of net             1.72% A       1.97%         2.56%         2.83%         2.87%       3.52%
investment income
to average net
assets

Portfolio turnover rate    68% A        186%           87%          134%          120%         74%

Average commission       $  .0438      $ .0426
rate G

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTED TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. Average annual total returns will appear once the fund is a year old, and the growth of a hypothetical $10,000 investment in the fund will appear in the fund's next report six months from now.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain. (checkmark)
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                % OF FUND'S
                                INVESTMENTS

General Electric Co.            3.5

Philip Morris Companies, Inc.   2.4

BankAmerica Corp.               2.4

Tyco International Ltd.         2.2

Citicorp                        1.9

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                    % OF FUND'S
                                    INVESTMENTS

Finance                             14.7

Health                              12.2

Retail & Wholesale                  9.6

Industrial Machinery & Equipment    9.1

Nondurables                         9.0

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 4.8
Row: 1, Col: 2, Value: 1.8
Row: 1, Col: 3, Value: 93.40000000000001
Stocks  94.4%
Bonds  0.8%
Short-term investments 4.8%
FOREIGN INVESTMENTS  7.5%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW

An interview with Beth Terrana, Portfolio Manager of Growth & Income Portfolio
Q. HOW DID THE FUND PERFORM, BETH?
A. For the six months that ended June 30, 1997, the fund trailed the Standard & Poor's 500 Index, which returned 20.61%. Going forward, the fund's semiannual report will also quote 12-month performance.
Q. LOOKING AT THE FUND'S PERFORMANCE VERSUS THAT OF ITS INDEX, WHICH STRATEGIES PLAYED KEY ROLES?
A. Broadly, my decision to emphasize selected stocks in the strong finance, health and diversified industrials sectors was particularly helpful. Within the finance and health areas, I focused on money-center banks and pharmaceuticals, including BankAmerica and Bristol-Myers Squibb - two of the largest contributors to fund performance for the period. General Electric - the fund's top holding - was another notable contributor based on its strong performance as well as its overweighting in the fund. Additionally, a substantial underweighting of generally weak electric and telecommunications utilities stocks proved very helpful. The largest detractor relative to the index was the fund's underexposure to a number of large-capitalization technology and nondurables stocks, which accounted for a disproportionate amount of the index's return. Microsoft and Coca-Cola -two of the largest index constituents - illustrate this point particularly well. Together, these TWO stocks alone accounted for approximately 1.5% of the index's 20.61% return. While in hindsight I clearly wish I'd owned more of these stocks, fundamentals for these companies didn't appear to support their valuations, which were at steep premiums to the overall market as well as comparable firms.
Q. HOW DID SOME OF THE FUND'S TOP POSITIONS FARE RELATIVE TO THE INDEX?
A. Many of the fund's larger exposures did well, performing in line with my expectations. Individual security selection will always be a main driver of performance and the fund's top positions obviously play a key role. Over the course of the period, six of the fund's top ten positions outperformed the index.
Q. FOR THOSE INVESTORS WHO MAY BE UNFAMILIAR WITH YOUR MANAGEMENT STYLE, HOW WOULD YOU CHARACTERIZE YOUR INVESTMENT PROCESS?
A. Fundamentally, I am a bottom-up investor who believes that superior investment performance results from owning companies with improving financial returns. Improvements in financial returns drive both sustainable improvements in a company's secular growth rate and its earnings power. The most important elements I look for in an investment include restructuring potential, rising returns on invested capital, good balance sheet management, strong free cash flow and shareholder-friendly management. Increasingly, global franchises and strong brands have also become important factors. I've generally found that companies exhibiting some or all of these attributes tend to generate improving financial returns -including expanding profit margins and accelerating earnings growth rates -through time. Further, as a firm's financial returns improve, its stock is likely to be rewarded with a higher valuation once the market finally catches on.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. As a backdrop to the stock market, I believe it's very likely that the supportive environment - moderate economic growth and low inflation - will continue. Also, given that there are few signs of incipient inflation, I don't foresee any significant action by the Federal Reserve to raise interest rates - an event that would likely be a negative for the market, at least over the short term. Assuming this favorable economic environment continues, the critical factor going forward will be corporate earnings, which at this time appear relatively sustainable overall. However, I remain focused on those companies with the potential to deliver exceptional numbers, particularly given the recent propensity of the market to dramatically reduce stock prices upon earnings disappointments. Recently, even earnings numbers that come in as expected have resulted in large stock price declines, partly because analysts' "real" expectations were even higher.

FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January 1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 93.4%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 4.5%
AEROSPACE & DEFENSE - 4.1%
AlliedSignal, Inc.   26,700 $ 2,242,800
Boeing Co.   17,200     912,661
Lockheed Martin Corp.   11,600   1,201,325
Textron, Inc. 20,800   1,380,600
United Technologies Corp.   18,500   1,535,500
  7,272,886
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.  14,800     754,800
TOTAL AEROSPACE & DEFENSE   8,027,686
BASIC INDUSTRIES - 5.1%
CHEMICALS & PLASTICS - 3.9%
Air Products & Chemicals, Inc.   9,900   804,375
Avery Dennison Corp.  6,000   240,750
Cytec Industries, Inc. (a)  4,300  160,713
Goodrich (B.F.) Co.   12,600   545,738
Hercules, Inc.  2,300   110,113
Monsanto Co.  35,900   1,545,944
Praxair, Inc.  45,800   2,564,800
Raychem Corp.  5,700   423,938

Sealed Air Corp. (a)  14,200  674,500
  7,070,871
PAPER & FOREST PRODUCTS - 1.2%
Fort Howard Corp. (a)  7,500  379,688
International Paper Co.   3,900  189,394
James River Corp. of Virginia  10,900  403,300
Kimberly-Clark Corp.  22,300  1,109,425
  2,081,807
TOTAL BASIC INDUSTRIES     9,152,678
CONSTRUCTION & REAL ESTATE - 3.0%
BUILDING MATERIALS - 1.8%
American Standard Companies, Inc. (a)  19,900  890,525
Masco Corp.  39,400  1,644,950
Sherwin-Williams Co.   21,300  657,638
  3,193,113
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Beacon Properties Corp.  13,600  453,900
Duke Realty Investors, Inc.  9,300  376,650
Equity Residential Properties Trust (SBI)  12,400  589,000
Public Storage, Inc.  18,400  538,200
Storage USA, Inc.  5,500  210,375
  2,168,125
TOTAL CONSTRUCTION & REAL ESTATE    5,361,238
DURABLES - 3.2%
AUTOS, TIRES, & ACCESSORIES - 0.4%
Eaton Corp.  5,200  454,025
Navistar International Corp. (a)  18,200  313,950
  767,975
CONSUMER DURABLES - 1.7%
Corning, Inc.   13,200  734,250
Minnesota Mining & Manufacturing Co.   23,400  2,386,800
  3,121,050
CONSUMER ELECTRONICS - 0.3%
Newell Co. 14,100  558,713

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.8%
Liz Claiborne, Inc.  20,100 $ 937,163
VF Corp.   5,200  442,650
  1,379,813
TOTAL DURABLES  5,827,551
ENERGY - 7.5%
ENERGY SERVICES - 0.9%
Halliburton Co. 5,900  467,575
McDermott International, Inc.  7,400  215,988
Schlumberger Ltd.  7,800  975,000
  1,658,563
OIL & GAS - 6.6%
Amoco Corp.   13,500  1,173,656
British Petroleum PLC ADR  30,064  2,251,042
Exxon Corp.   22,300  1,371,450
Mobil Corp. 14,800  1,034,150
Royal Dutch Petroleum Co.  33,200  1,805,250
Texaco, Inc. 15,300  1,663,875
Tosco Corp.  21,000  628,688
Total SA sponsored ADR  14,000  708,750
USX-Marathon Group  32,500  938,438
Unocal Corp. 5,900  228,994
  11,804,293
TOTAL ENERGY  13,462,856
FINANCE - 14.7%
BANKS - 7.9%
Bank of New York Co., Inc. 35,700  1,552,950
BankBoston Corp.  7,600  547,675
BankAmerica Corp. 65,500  4,228,844
Citicorp  27,800  3,351,638
First Bank System, Inc.  18,400  1,570,900
First Union Corp.  8,200  758,500
Mellon Bank Corp.  19,800  893,475
NationsBank Corp.  15,100  973,950
Wells Fargo & Co.  1,200  323,400
  14,201,332
CREDIT & OTHER FINANCE - 1.8%
American Express Co. 16,600  1,236,700
Associates First Capital Corp. 8,400  466,200
Household International, Inc.  12,800  1,503,200
  3,206,100
FEDERAL SPONSORED CREDIT - 1.9%
Federal Home Loan Mortgage
 Corporation  50,200  1,725,625
Federal National Mortgage Association  37,400  1,631,575
  3,357,200
INSURANCE - 2.4%
AFLAC, Inc.  7,400  349,650
Allstate Corp. 23,800  1,737,400
MGIC Investment Corp.  3,400  162,988
PMI Group, Inc.   1,600  99,800
Progressive Corp.  300  26,100
Travelers Group, Inc. (The)  29,100  1,835,119
  4,211,057
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.7%

Ahmanson (H.F.) & Co. 4,900 $ 210,700
Charter One Financial Corp. 5,100  274,763
Great Western Financial Corp. 14,600  784,750
  1,270,213
TOTAL FINANCE  26,245,902
HEALTH - 11.9%
DRUGS & PHARMACEUTICALS - 7.9%
American Home Products Corp. 27,300  2,088,450
Bristol-Myers Squibb Co. 38,300  3,102,300
Cytyc Corp. (a)  4,300  116,638
Merck & Co., Inc. 17,100  1,769,850
Pfizer, Inc. 32,400  1,935,900
Schering-Plough Corp. 37,000  1,771,375
SmithKline Beecham PLC ADR  25,500  2,336,438
Warner-Lambert Co. 8,400  1,043,700
  14,164,651
MEDICAL EQUIPMENT & SUPPLIES - 3.7%
Bard (C.R.), Inc. 12,500  453,906
Baxter International, Inc. 26,900  1,405,525
Boston Scientific Corp. (a)  14,300  878,556
Johnson & Johnson  35,200  2,266,000
McKesson Corp.  10,500  813,750
Medtronic, Inc. 9,500  769,500
  6,587,237
MEDICAL FACILITIES MANAGEMENT - 0.3%
Columbia/HCA Healthcare Corp. 3,000  117,938
Humana, Inc. (a)  20,900  483,313
  601,251
TOTAL HEALTH  21,353,139
HOLDING COMPANIES - 0.1%
CINergy Corp. 6,300  219,319
INDUSTRIAL MACHINERY & EQUIPMENT - 8.5%
ELECTRICAL EQUIPMENT - 4.6%
Emerson Electric Co. 21,600  1,189,350
General Electric Co. 96,400  6,302,150
Harris Corp. 3,200  268,800
Westinghouse Electric Corp. 20,500  474,063
  8,234,363
INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%
Illinois Tool Works, Inc.  21,600  1,078,650
Ingersoll-Rand Co.  10,000  617,500
Stanley Works  22,700  908,000
Tyco International Ltd.  57,400  3,992,888
  6,597,038
POLLUTION CONTROL - 0.2%
Waste Management, Inc.  12,000  385,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  15,216,901
MEDIA & LEISURE - 4.6%
BROADCASTING - 1.1%
Evergreen Media Corp. Class A (a)  20,400  910,350
Time Warner, Inc.   20,800  1,003,600
  1,913,950
ENTERTAINMENT - 0.6%
Disney (Walt) Co. 12,600  1,011,150

 SHARES VALUE (NOTE 1)
LEISURE DURABLES & TOYS - 0.5%
Mattel, Inc. 27,100 $ 918,013
LODGING & GAMING - 0.3%
Host Marriott Corp. (a)  31,200  555,750
PUBLISHING - 2.1%
Cognizant Corp. 15,400  623,700
Harcourt General, Inc. 9,200  438,150
McGraw-Hill, Inc. 12,500  735,156
Scholastic Corp. (a)  6,900  241,500
Times Mirror Co. Class A  27,900  1,541,475
World Color Press, Inc. (a)  7,500  178,125
  3,758,106
TOTAL MEDIA & LEISURE  8,156,969
NONDURABLES - 9.0%
BEVERAGES - 0.7%
PepsiCo, Inc. 31,600  1,186,975
FOODS - 1.6%
Campbell Soup Co. 42,500  2,125,000
Heinz (H.J.) Co. 8,700  401,288
Hershey Foods Corp. 6,800  376,125
  2,902,413
HOUSEHOLD PRODUCTS - 4.2%
Avon Products, Inc. 19,400  1,368,913
Clorox Co. 6,800  897,600
Colgate-Palmolive Co. 1,300  84,825
Procter & Gamble Co. 12,200  1,723,250
Rubbermaid, Inc. 9,800  291,550
Unilever PLC Ord. 30,900  885,526
Unilever NV ADR  10,900  2,333,281
  7,584,945
TOBACCO - 2.5%
Philip Morris Companies, Inc.  98,500  4,370,938
TOTAL NONDURABLES   16,045,271
PRECIOUS METALS - 0.2%
Getchell Gold Corp. (a)  12,100  426,525
RETAIL & WHOLESALE - 9.4%
APPAREL STORES - 1.4%
Gap, Inc. 29,900  1,162,363

Payless ShoeSource, Inc. (a)  24,200  1,323,438
  2,485,801
DRUG STORES - 1.5%
CVS Corp. 37,977  1,946,321
Walgreen Co. 14,500  777,563
  2,723,884
GENERAL MERCHANDISE STORES - 5.2%
Coles Myer Ltd. 71,500  371,324
Consolidated Stores Corp. (a)  89,975  3,126,631
Dayton Hudson Corp. 20,100  1,069,069
Federated Department Stores, Inc. (a)  71,400  2,481,150
Sears, Roebuck & Co. 21,100  1,134,125
Wal-Mart Stores, Inc. 30,900  1,044,806
  9,227,105
GROCERY STORES - 0.7%
American Stores Co. 10,500  518,438
Asda Group PLC  177,400  366,194
Ahold NV  3,600  303,528
  1,188,160
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - 0.6%
Home Depot, Inc. (The)  16,300 $ 1,123,681
TOTAL RETAIL & WHOLESALE  16,748,631
SERVICES - 3.6%
ADVERTISING - 1.8%
Interpublic Group of Companies, Inc. 12,500  766,406
Omnicom Group, Inc. 28,600  1,762,475
Outdoor Systems, Inc. (a)  4,800  183,600
WPP Group PLC  127,000  519,028
  3,231,509
LEASING & RENTAL - 0.3%
Hanover Compressor Co. 100  1,950
Republic Industries, Inc. (a)  5,600  139,300
Ryder Systems, Inc. 12,200  402,600
  543,850
PRINTING - 0.3%
Donnelley (R.R.) & Sons Co. 15,900  582,338
SERVICES - 1.2%
ADT Ltd. (a)  19,800  653,400
Ecolab, Inc. 14,300  682,825
National Service Industries, Inc. 6,300  306,731
Service Corp. International  14,818  487,142
2,130,098
TOTAL SERVICES   6,487,795
TECHNOLOGY - 7.4%
COMMUNICATIONS EQUIPMENT - 0.6%
Alcatel Alsthom Compagnie Generale
d'Electricite SA sponsored ADR  2,400  60,600
Alcatel Alsthom Compagnie Generale
d'Electricite SA  6,600  826,094
Andrew Corp. (a)  5,100  143,438
  1,030,132
COMPUTER SERVICES & SOFTWARE - 1.7%
Adobe Systems, Inc. 2,500  87,656
Automatic Data Processing, Inc. 8,500  399,500
CUC International, Inc. (a)  15,600  402,675
CompUSA, Inc. (a)  22,300  479,450
Microsoft Corp. (a)  9,600  1,213,200
Oracle Systems Corp. (a)  9,700  488,638
  3,071,119
COMPUTERS & OFFICE EQUIPMENT - 3.8%
Compaq Computer Corp. (a)  14,600  1,449,050
Diebold, Inc. 12,550  489,450
International Business Machines Corp. 28,100  2,534,269
Pitney Bowes, Inc. 18,700  1,299,650
Xerox Corp. 13,600  1,072,700
  6,845,119
ELECTRONICS - 1.3%
Intel Corp. 11,500  1,630,844
Texas Instruments, Inc. 8,500  714,531
  2,345,375
TOTAL TECHNOLOGY  13,291,745
UTILITIES - 0.7%
ELECTRIC UTILITY - 0.3%
Edison International  22,000  547,250

  SHARES VALUE (NOTE 1)
TELEPHONE SERVICES - 0.4%
WorldCom, Inc. (a)  20,200 $ 646,400
TOTAL UTILITIES   1,193,650
TOTAL COMMON STOCKS
  (Cost $151,597,143)   167,217,856
CONVERTIBLE PREFERRED STOCKS - 1.0%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25 Series A  5,300  286,863
DURABLES - 0.1%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Republic Industries, Inc. $1.55  8,600  210,700
ENERGY - 0.3%
OIL & GAS - 0.3%
Tosco Financing Trust $2.875 (b)  8,200  462,275

HEALTH - 0.3%
MEDICAL EQUIPMENT & SUPPLIES - 0.3%
McKesson Financing Trust $2.50 (b)  9,400  571,050
MEDIA & LEISURE - 0.1%
LODGING & GAMING - 0.1%
Host Marriott Financial Trust
  $3.375 (b)  4,800  277,800
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,729,992)   1,808,688
CONVERTIBLE BONDS - 0.8%
MOODY'S PRINCIPAL VALUE
RATINGS (C) AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.6%
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc.
  4%, 2/1/02 Ba2 $ 642,000  683,730
United Waste Systems, Inc.
  4 1/2%, 6/1/01 B1  198,000  271,755
  955,485
RETAIL & WHOLESALE - 0.2%
GENERAL MERCHANDISE STORES - 0.1%
Federated Department Stores, Inc.
  5%, 10/1/03 Baa3  220,000  262,350
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Staples, Inc.
  4 1/2%, 10/1/00 (b) Ba2  93,000  112,995
TOTAL RETAIL & WHOLESALE   375,345
TOTAL CONVERTIBLE BONDS
  (Cost $1,289,817)   1,330,830
CASH EQUIVALENTS - 4.8%
MATURITY VALUE
AMOUNT (NOTE 1)
Investments in repurchase agreements
  (U.S. Treasury obligations) in a joint
  trading account at 5.93%, dated
  6/30/97 due 7/1/97  $ 8,616,419 $ 8,615,000
TOTAL INVESTMENT IN SECURITIES - 100%
  (Cost $163,231,952)  $ 178,972,374
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,424,120 or 0.8% of net assets.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $189,250,835 and $35,258,709, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $22,730 for the period (see
Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $163,231,952. Net unrealized appreciation aggregated $15,740,422, of which $16,585,242 related to appreciated investment securities and $844,820 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND III: GROWTH & INCOME PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in              $178,972,374
securities, at value
(including
repurchase
agreements of
$8,615,000) (cost
$163,231,952) -
See accompanying
schedule

Cash                             21,799

Receivable for                  505,400
investments sold

Receivable for fund             841,663
shares sold

Dividends receivable            160,697

Interest receivable              14,678

 TOTAL ASSETS               180,516,611

LIABILITIES

Payable for                $  1,047,870
investments
purchased

Payable for fund                     80
shares redeemed

Accrued management               68,520
fee

Other payables and               36,258
accrued expenses

 TOTAL LIABILITIES                               1,152,728

NET ASSETS                                    $179,363,883

Net Assets consist of:

Paid in capital                               $163,362,211

Undistributed net                                  592,329
investment income

Accumulated                                       (331,075
undistributed net                                 )
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                  15,740,418
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                              $ 179,363,883
15,613,501
shares outstanding

NET ASSET VALUE,                                    $11.49
offering price
and redemption
price per share
($179,363,883 (divided by)
15,613,501 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                $   692,052
Dividends

Interest                                                             220,743

 TOTAL INCOME                                                        912,795

EXPENSES

Management fee                                   $ 216,567

Transfer agent fees                                 35,283

Accounting fees and                                 34,705
expenses

Non-interested                                         131
trustees'
compensation

Custodian fees and                                  22,607
expenses

Audit                                               11,519

Legal                                                   16

 Total expenses                                    320,828
before reductions

 Expense reductions                                   (209           320,619
                                                         )

NET INVESTMENT                                                       592,176
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                              (330,979
                                                        )
securities

 Foreign currency                                        (96       (331,075
                                                        )         )
transactions

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                            15,750,754
securities

 Assets and                                            (4)       15,750,750

liabilities in
foreign currencies

NET GAIN (LOSS)                                                  15,419,675

NET INCREASE                                                   $ 16,011,851
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                              $ 209
Expense reductions
 Custodian credits

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)                   SIX MONTHS      DECEMBER 31,
IN NET ASSETS                         ENDED           1996
                                      JUNE 30, 1997   (COMMENCEMENT
                                      (UNAUDITED)     OF OPERATIONS)

Operations                             $ 592,176         $ 153
Net investment
income

 Net realized gain                         (331,075)              -
(loss)

 Change in net                           15,750,750         (10,332)
unrealized
appreciation
(depreciation)

 NET INCREASE                            16,011,851         (10,179)
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Share transactions                      176,559,612       1,000,010
Net proceeds from
sales of shares

 Cost of shares                         (14,197,411)              -
redeemed

 NET INCREASE                           162,362,201       1,000,010
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                        178,374,052         989,831
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                        989,831               -

 End of period                         $179,363,883      $ 989,831
(including
undistributed net
investment
income of
$592,329 and
$153,
respectively)

OTHER INFORMATION
Shares

 Sold                                    16,857,064         100,001

 Redeemed                                (1,343,564)              -

 Net increase                            15,513,500         100,001
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                           SIX MONTHS ENDED    DECEMBER 31,
                           JUNE 30, 1997       1996
                           (UNAUDITED)         (COMMENCEMENT
                                               OF OPERATIONS)
SELECTED PER-SHARE
DATA

Net asset value,                   $   9.90         $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment                         .07 D           .00
income

 Net realized and                      1.52            (.10)
unrealized gain
(loss)

 Total from                            1.59            (.10)
investment
operations



Net asset value, end               $  11.49         $  9.90
of period

TOTAL RETURN B, C                     16.06%          (1.00)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of                 $179,364         $   990
period (000
omitted)

Ratio of expenses to                    .75% A         1.00% A,
average net assets                                     E

Ratio of net                           1.38% A         3.89% A
investment income
to average net
assets

Portfolio turnover rate                  86% A            0% A

Average commission                 $  .0280         $ .0120
rate F

ANNUALIZED TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                      PAST 1   LIFE OF
JUNE 30, 1997                      YEAR     FUND
INDEX 500                          34.06%   19.67%

S&P 500(registered trademark)      34.70%   20.03%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's returns to the performance of the Standard & Poor's 500
Index - a widely recognized, unmanaged index of common stocks. This benchmark includes reinvested dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain. (checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations, August 27, 1992. If Fidelity had not reimbursed certain fund expenses, the past one year and life of fund return figures would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER LIFE OF FUND
  1992/08/27      10000.00                 10000.00
  1992/08/31      10014.00                 10018.36
  1992/09/30      10130.00                 10136.58
  1992/10/31      10152.00                 10172.06
  1992/11/30      10498.00                 10518.92
  1992/12/31      10630.67                 10648.31
  1993/01/31      10707.47                 10737.75
  1993/02/28      10856.70                 10883.79
  1993/03/31      11095.84                 11113.43
  1993/04/30      10822.25                 10844.49
  1993/05/31      11103.95                 11135.12
  1993/06/30      11132.32                 11167.41
  1993/07/31      11081.66                 11122.74
  1993/08/31      11501.17                 11544.30
  1993/09/30      11407.95                 11455.40
  1993/10/31      11641.01                 11692.53
  1993/11/30      11527.52                 11581.45
  1993/12/31      11666.06                 11721.59
  1994/01/31      12059.53                 12120.12
  1994/02/28      11732.95                 11791.67
  1994/03/31      11223.46                 11277.55
  1994/04/30      11357.65                 11421.90
  1994/05/31      11533.77                 11609.22
  1994/06/30      11252.82                 11324.80
  1994/07/31      11623.93                 11696.25
  1994/08/31      12087.29                 12175.80
  1994/09/30      11793.76                 11877.49
  1994/10/31      12055.84                 12144.73
  1994/11/30      11617.64                 11702.42
  1994/12/31      11787.47                 11875.97
  1995/01/31      12099.87                 12183.91
  1995/02/28      12563.64                 12658.72
  1995/03/31      12931.02                 13032.28
  1995/04/30      13311.22                 13416.08
  1995/05/31      13834.52                 13952.32
  1995/06/30      14148.51                 14276.43
  1995/07/31      14620.55                 14749.84
  1995/08/31      14656.86                 14786.86
  1995/09/30      15269.88                 15410.86
  1995/10/31      15218.62                 15355.85
  1995/11/30      15880.76                 16029.97
  1995/12/31      16171.25                 16338.71
  1996/01/31      16724.46                 16894.88
  1996/02/29      16880.36                 17051.49
  1996/03/31      17054.17                 17215.70
  1996/04/30      17292.62                 17469.46
  1996/05/31      17733.85                 17919.99

  1996/06/30      17809.61                 17988.27
  1996/07/31      17020.75                 17193.55
  1996/08/31      17370.61                 17556.16
  1996/09/30      18342.21                 18544.22
  1996/10/31      18848.06                 19055.67
  1996/11/30      20260.89                 20496.09
  1996/12/31      19844.17                 20090.06
  1997/01/31      21074.26                 21345.29
  1997/02/28      21231.99                 21512.63
  1997/03/31      20349.53                 20628.68
  1997/04/30      21559.17                 21860.21
  1997/05/31      22870.18                 23191.06
  1997/06/30      23874.76                 24230.02

Let's say hypothetically that $10,000 was invested in Index 500 Portfolio on August 27, 1992, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $23,875 - a 138.75% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $24,230 - a 142.30% increase.

INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1997
                                                          % OF FUND'S
                                                          INVESTMENTS
General Electric Co.                                      2.9

Coca-Cola Co. (The)                                       2.3

Exxon Corp.                                               2.1

Microsoft Corp.                                           2.1

Merck & Co., Inc.                                         1.7

Royal Dutch Petroleum Co.                                 1.6

Intel Corp.                                               1.6

Philip Morris Companies, Inc.                             1.5

Procter & Gamble Co.                                      1.3

International Business Machines Corp.                     1.3

TOP TEN MARKET SECTORS AS OF JUNE 30, 1997
                                                        % OF FUND'S
                                                        INVESTMENTS
Finance                                                 14.3

Technology                                              13.3

Nondurables                                             10.8

Health                                                  10.7

Utilities                                               8.5

Energy                                                  8.3


Industrial Machinery & Equipment                        5.6

Basic Industries                                        5.0

Retail & Wholesale                                      4.4

Durables                                                3.8

VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jennifer Farrelly, Portfolio Manager of Index 500 Portfolio
Q. HOW DID THE FUND PERFORM, JEN?
A. For the six months that ended June 30, 1997, the fund performed in line with the 20.61% return of the Standard & Poor's 500 Index. Of course, the fund's total return is slightly lower than the index due to management expenses. The S&P 500 returned 34.70% for the 12 months ended June 30, 1997.
Q. HOW WOULD YOU CHARACTERIZE THE MARKET OVER THE PAST SIX MONTHS?
A. The U.S. stock market continued to be strong, led by large-capitalization companies. There were a number of factors that contributed to the positive investing environment. Most importantly, corporate earnings were healthy, helped by a steadily growing economy that has shown no signs of emerging inflation. Interest rates remained relatively low, helping to sustain economic growth, keep corporate borrowing costs under control and make investment alternatives to stocks less attractive. Economic growth remained moderate enough to discourage the Federal Reserve Board from aggressively raising interest rates to cool an overheated economy and head off potential inflation.
Q. AT THE SAME TIME, THE FED DID RAISE RATES BACK IN MARCH . . .

A. That's right. In February, Fed Chairman Alan Greenspan indicated in his semiannual Congressional testimony that the Fed was inclined to raise short-term rates in the first half of 1997, as a pre-emptive strike against possible inflation caused by a tight labor market. As the Fed's March 25 Open Market Committee meeting approached and data emerged showing the economy picking up speed, the market experienced a sharp sell-off. Investors became convinced that the Fed would raise rates. The Fed did so, increasing a key short-term rate by 0.25% at its March meeting. However, when statistics emerged in the second quarter showing the economy slowing and no significant increase in inflation, the market recovered from its late March and early April correction and continued its steady upward climb through the end of the period.
Q. WHY DID THE STOCKS OF THE LARGEST COMPANIES CONTINUE TO PERFORM WELL?
A. Because they tended to provide reliable earnings, and earnings are one of the main drivers of stock prices. With the economy showing strength, the stock market broadened somewhat with the prices of small- and mid-capitalization stocks also starting to show improvement. At the same time, cost cutting and sustained international sales helped large-cap stocks maintain their status as market leaders.
Q. WERE THERE ANY PARTICULAR SECTORS OF THE MARKET THAT PROVED TO BE MARKET LEADERS?
A. Not really. No one sector stood out above the rest, although many financial services stocks did well. In the past, the uncertain interest-rate environment probably would have adversely affected these stocks. However, interest rates remain at a relatively low level and many financial services companies have emphasized steadier fee-based businesses that tend to insulate them from the negative influence that monetary policy might exert. In addition, many financial services firms benefited from the strong stock market and the positive impact of significant inflows of capital, especially through mutual funds. Positive merger and acquisition activity also bolstered stocks in the sector.
Q. WHAT SECTORS LAGGED DURING THE PERIOD?
A. Precious metals was one area that lagged the market. Although we continue to use more gold than we mine, its price continues to plummet. That's because many central banks have sold their gold reserves off recently because the metal has been such a poor performing asset. For example, Australia recently sold off a fair amount of its reserves to buy U.S. government bonds, among other investments. In addition, gold often is seen as a hedge against inflation, and with such positive news on that front recently, the precious metal has lost its luster.
Q. WHAT'S YOUR OUTLOOK FOR THE REST OF 1997?
A. Even though investors have seen valuations well above historical levels, earnings growth and earnings surprises have supported stock prices and driven them higher. Nevertheless, investors should understand that this situation leads to a great deal of uncertainty looking forward. While the large-cap stocks that make up the S&P 500 have rallied to post annual returns in the 20% to 30% range for more than two years, the index's historical average annual return is approximately 11%. Investors should set their expectations accordingly.



FUND FACTS
GOAL: seeks reasonable income by investing primarily in income producing equity securities to provide current income and increase the value of the fund's shares
START DATE: October 9,1986
SIZE: as of June 30, 1997, more than $8.5 billion
MANAGER: Stephen Petersen, since January
1997; joined Fidelity in 1980
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
  SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.2%
AEROSPACE & DEFENSE - 1.9%
AlliedSignal, Inc.   59,100 $ 4,964,223
Boeing Co.   149,918  7,955,024
Lockheed Martin Corp.   40,393  4,183,200
McDonnell Douglas Corp.   44,500  3,048,250
Rockwell International Corp.   45,900  2,708,100
Textron, Inc.  34,700  2,303,213
United Technologies Corp.  49,600  4,116,800
  29,278,810
DEFENSE ELECTRONICS - 0.2%
Northrop Grumman Corp.   12,000  1,053,750
Raytheon Co.   49,300  2,514,300
  3,568,050
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.   13,200  990,000
TOTAL AEROSPACE & DEFENSE   33,836,860
BASIC INDUSTRIES - 5.0%
CHEMICALS & PLASTICS - 2.7%
Air Products & Chemicals, Inc.   23,300  1,893,125
Avery Dennison Corp.   21,900  878,738
Dow Chemical Co.   50,800  4,425,950
du Pont (E.I.) de Nemours & Co.   235,800  14,825,925

Eastman Chemical Co.   16,175  1,027,113
Engelhard Corp.   30,200  632,313
FMC Corp. (a)  7,700  611,669
Goodrich (B.F.) Co.   11,300  489,431
Great Lakes Chemical Corp.   12,500   654,688
Hercules, Inc.   21,500   1,029,313
Monsanto Co.   123,000   5,296,688
Morton International, Inc.    29,700  896,569
Nalco Chemical Co.   14,000   540,750
PPG Industries, Inc.   38,300   2,226,188
Praxair, Inc.   32,800  1,836,800
Raychem Corp.   9,400  699,125
Rohm & Haas Co.   13,300  1,197,831
Union Carbide Corp.   26,600  1,251,863
W.R. Grace & Co.   15,100  832,388
  41,246,467
IRON & STEEL - 0.2%
Aeroquip Vickers, Inc.   5,800  274,050
Allegheny Teledyne, Inc.   36,384  982,368
Armco, Inc. (a)  22,400  86,800
Bethlehem Steel Corp. (a)  23,300  243,194
Inland Steel Industries, Inc.   10,200  266,475
Nucor Corp.   18,300  1,033,950
USX-U.S. Steel Group  17,800  624,113
Worthington Industries, Inc.   20,150  368,997
  3,879,947
METALS & MINING - 0.6%
ASARCO, Inc.   9,000  275,625
Alcan Aluminium Ltd.   47,257  1,612,143
Aluminum Co. of America  36,200  2,728,575
Cyprus Amax Minerals Co.   19,450  476,525
Freeport-McMoRan Copper & Gold, Inc.
 Class B  40,500  1,260,563
Inco Ltd.   35,136  1,049,766
Phelps Dodge Corp.   13,500  1,150,031
Reynolds Metals Co.   15,300  1,090,125
  9,643,353

 SHARES VALUE (NOTE 1)
PACKAGING & CONTAINERS - 0.2%
Ball Corp.   6,498 $ 195,346
Bemis Co., Inc.   10,900  471,425
Crown Cork & Seal Co., Inc.   26,800  1,432,125
Tupperware Corp.   13,100  478,150
  2,577,046
PAPER & FOREST PRODUCTS - 1.3%
Boise Cascade Corp.   10,200  360,188
Champion International Corp.   19,900  1,099,475
Georgia-Pacific Corp.   19,200  1,639,200
International Paper Co.   62,900  3,054,581
James River Corp. of Virginia  18,100  669,700
Kimberly-Clark Corp.   118,332  5,887,017
Louisiana-Pacific Corp.   22,700  479,538
Mead Corp.   11,000  684,750
Potlatch Corp.   6,100  276,025
Stone Container Corp.   20,800  297,700
Temple-Inland, Inc.   11,500  621,000
Union Camp Corp.   14,500  725,000
Westvaco Corp.   21,250  668,047
Weyerhaeuser Co.   41,600  2,163,200
Willamette Industries, Inc.   11,500  805,000
  19,430,421
TOTAL BASIC INDUSTRIES   76,777,234
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.3%
Armstrong World Industries, Inc.   8,700  638,363
Crane Co.   9,700  405,581
Masco Corp.   33,500  1,398,625
Owens-Corning  10,800  465,750
Sherwin-Williams Co.   36,000  1,111,500
  4,019,819
CONSTRUCTION - 0.0%
Centex Corp.   6,100  247,813
Fleetwood Enterprises, Inc.   7,500  223,594
Kaufman & Broad Home Corp.   8,200  144,013
Pulte Corp.   4,300  148,619
  764,039
ENGINEERING - 0.1%
EG & G, Inc.   10,000  225,000
Fluor Corp.   17,500  965,781
Foster Wheeler Corp.   8,600  348,300
  1,539,081
TOTAL CONSTRUCTION & REAL ESTATE   6,322,939
DURABLES - 3.8%
AUTOS, TIRES, & ACCESSORIES - 2.3%
AutoZone, Inc. (a)  31,550  743,397
Chrysler Corp.   147,100  4,826,719
Cooper Tire & Rubber Co.   16,500  363,000
Cummins Engine Co., Inc.   8,200  578,613
Dana Corp.  21,400   813,200
Eaton Corp.  16,200   1,414,463
Echlin, Inc.  13,000   468,000
Ford Motor Co.  248,000   9,362,000
General Motors Corp.  158,278   8,814,106

Genuine Parts Co.   37,850  1,282,169
Goodyear Tire & Rubber Co.   32,600  2,063,988
ITT Industries, Inc.   24,800  638,600
Johnson Controls, Inc.   17,500  718,594
NACCO Industries, Inc. Class A  1,800  101,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
DURABLES - CONTINUED
AUTOS, TIRES, & ACCESSORIES - CONTINUED
Navistar International Corp. (a)  15,270 $ 263,408
PACCAR, Inc.   16,190  751,823
Pep Boys-Manny, Moe & Jack  12,600  429,188
Snap-On Tools Corp.   12,800  504,000
TRW, Inc.   26,500  1,505,531
  35,642,387
CONSUMER DURABLES - 0.8%
Corning, Inc.   47,900  2,664,438
Minnesota Mining & Manufacturing Co.   87,400  8,914,800
  11,579,238
CONSUMER ELECTRONICS - 0.2%
Black & Decker Corp.   19,800  736,313
Maytag Co.   20,900  546,013
Newell Co.   33,300  1,319,513
Whirlpool Corp.   15,500  845,719
  3,447,558
TEXTILES & APPAREL - 0.5%
Fruit of the Loom, Inc. Class A (a)  16,000  496,000
Liz Claiborne, Inc.   14,900  694,713
NIKE, Inc. Class B  60,300  3,520,013
Reebok International Ltd.   11,600  542,300
Russell Corp.   8,100  239,963
Springs Industries, Inc. Class A  4,300  226,825
Stride Rite Corp.   10,300  132,613
VF Corp.   13,400  1,140,675
  6,993,102
TOTAL DURABLES   57,662,285
ENERGY - 8.3%
ENERGY SERVICES - 0.8%
Baker Hughes, Inc.   30,500  1,179,969
Dresser Industries, Inc.   36,700  1,367,075
Halliburton Co.   26,300  2,084,275
Helmerich & Payne, Inc.   5,300  305,413
McDermott International, Inc.   11,400  332,738
Rowan Companies, Inc. (a)  18,000  507,375
Schlumberger Ltd.  51,600  6,450,000
Western Atlas, Inc. (a)  11,300  827,725
13,054,570
OIL & GAS - 7.5%
Amerada Hess Corp.   19,400  1,077,913
Amoco Corp.   104,000  9,041,500
Ashland, Inc.   15,600  723,450
Atlantic Richfield Co.   67,600  4,765,800
Burlington Resources, Inc.   26,200  1,156,075
Chevron Corp.   136,600  10,099,863
Coastal Corp. (The)  22,100  1,175,444
Exxon Corp.   519,700  31,961,550
Kerr-McGee Corp.   10,200  646,425
Louisiana Land & Exploration Co.   7,200  411,300
Mobil Corp.   165,000  11,529,375
Occidental Petroleum Corp.   68,900  1,726,806
Oryx Energy Co. (a)  22,000  464,750
Pennzoil Co.   9,800  752,150
Phillips Petroleum Co.   55,000  2,406,250
Royal Dutch Petroleum Co.   448,400  24,381,750
Santa Fe Energy Resources, Inc. (a)  20,800  305,500
Sun Co., Inc.   15,200  471,200
Texaco, Inc.   55,400  6,024,750

 SHARES VALUE (NOTE 1)
USX-Marathon Group   60,100 $ 1,735,388
Union Pacific Resources Group, Inc.   52,212  1,298,774
Unocal Corp.   52,488  2,037,191
  114,193,204
TOTAL ENERGY   127,247,774
FINANCE - 14.3%
BANKS - 6.6%
Banc One Corp.   114,726  5,557,041
Bank of New York Co., Inc.   82,000  3,567,000
BankBoston Corp.   32,091  2,312,558
BankAmerica Corp.   150,000  9,684,375
Bankers Trust New York Corp.   17,200  1,496,400
Barnett Banks, Inc.   43,600  2,289,000
Chase Manhattan Corp.   91,773  8,907,717
Citicorp  96,862  11,677,925
Comerica, Inc.   22,400  1,523,200
CoreStates Financial Corp.   46,700  2,510,125
Fifth Third Bancorp  22,100  1,813,581
First Bank System, Inc.   28,200  2,407,575
First Union Corp.   59,781  5,529,743
KeyCorp   47,107  2,632,104
Mellon Bank Corp.   54,100  2,441,263
Morgan (J.P.) & Co., Inc.   38,700  4,039,313
National City Corp.   46,780  2,455,950
NationsBank Corp.   152,946  9,865,017

Norwest Corp.   77,600  4,365,000
PNC Financial Corp.   70,300  2,926,238
Republic New York Corp.   11,500  1,236,250
SunTrust Banks, Inc.   46,600  2,565,913
U.S. Bancorp  31,700  2,032,763
Wachovia Corp.   34,500  2,011,781
Wells Fargo & Co.   19,300  5,201,350
  101,049,182
CREDIT & OTHER FINANCE - 1.5%
American Express Co.   99,079  7,381,386
Beneficial Corp.   11,400  810,113
Countrywide Credit Industries, Inc.   20,400  636,225
First Chicago NBD Corp.   66,659  4,032,870
Fleet Financial Group, Inc.   50,874  3,217,781
Green Tree Financial Corp.   28,700  1,022,438
Household International, Inc.   20,210  2,373,412
MBNA Corp.   70,000  2,563,750
Transamerica Corp.   13,929  1,303,232
  23,341,207
FEDERAL SPONSORED CREDIT - 1.0%
Federal Home Loan
 Mortgage Corporation  149,600  5,142,500
Federal National
 Mortgage Association  228,600  9,972,675
  15,115,175
INSURANCE - 4.2%
Aegon NV (Reg.)  7,906  553,914
Aetna, Inc.   31,500  3,224,813
Allstate Corp.   93,121  6,797,833
American General Corp.   50,552  2,413,858
American International Group, Inc.   98,175  14,664,891
Aon Corp.   34,050  1,762,088
CIGNA Corp.   15,800  2,804,500
Chubb Corp. (The)  36,500  2,440,938
Conseco, Inc.   40,000  1,480,000
General Re Corp.   17,300  3,148,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Hartford Financial Services
 Group, Inc.   24,500 $ 2,027,375
Jefferson Pilot Corp.   14,900  1,041,138
Lincoln National Corp.   21,900  1,409,813
Loews Corp.   24,000  2,403,000
MBIA, Inc.   2,800  315,875
MGIC Investment Corp.   24,600  1,179,263
Marsh & McLennan Companies, Inc.   30,200  2,155,525
Providian Financial Corp. (a)  19,700  632,863
SAFECO Corp.   26,300  1,227,881
St. Paul Companies, Inc. (The)  17,300  1,319,125
Torchmark Corp.   14,800  1,054,500
Travelers Group, Inc. (The)  133,800  8,437,763
UNUM Corp.   30,700  1,289,400
USF&G Corp.   24,300  583,200
  64,368,156
SAVINGS & LOANS - 0.2%
Ahmanson (H.F.) & Co.   22,000  946,000
Golden West Financial Corp.   11,900  833,000
Great Western Financial Corp.   28,750  1,545,313
  3,324,313
SECURITIES INDUSTRY - 0.8%
Merrill Lynch & Co., Inc.    69,000  4,114,125
Morgan Stanley Dean Witter Discover
 and Co.   119,856  5,161,299
Salomon, Inc.   22,900  1,273,813
Schwab (Charles) Corp.   36,600  1,489,163
  12,038,400
TOTAL FINANCE   219,236,433
HEALTH - 10.7%
DRUGS & PHARMACEUTICALS - 6.9%
ALZA Corp. Class A (a)  17,600  510,400
Allergan, Inc.   13,700  435,831
American Home Products Corp.   133,700  10,228,050
Amgen, Inc.   55,400  3,220,125
Bristol-Myers Squibb Co.   209,700  16,985,700
Lilly (Eli) & Co.   115,396  12,614,225
Merck & Co., Inc.   252,200  26,102,700
Pfizer, Inc.   135,000  16,132,500
Pharmacia & Upjohn, Inc.   106,260  3,692,535
Schering-Plough Corp.   154,700  7,406,263
Sigma Aldrich Corp.   21,000  736,313
Warner-Lambert Co.   56,700  7,044,975
  105,109,617
MEDICAL EQUIPMENT & SUPPLIES - 3.0%
Abbott Laboratories  162,500  10,846,875
Bard (C.R.), Inc.   12,000  435,750
Bausch & Lomb, Inc.   11,700  551,363
Baxter International, Inc.   57,200  2,988,700
Becton, Dickinson & Co.   25,800  1,306,125
Biomet, Inc.   24,000  447,000
Boston Scientific Corp. (a)  40,500  2,488,219
Cardinal Health, Inc.   22,700  1,299,575
Guidant Corp.   15,600  1,326,000

Johnson & Johnson  278,800  17,947,750
Mallinckrodt, Inc.  15,400  585,200
Medtronic, Inc.   50,300  4,074,300
Millipore Corp.   9,000  396,000

 SHARES VALUE (NOTE 1)
Pall Corp.   26,400 $ 613,800
St. Jude Medical, Inc. (a)  19,050  742,950
U.S. Surgical Corp.   14,600  543,850
  46,593,457
MEDICAL FACILITIES MANAGEMENT - 0.8%
Beverly Enterprises, Inc. (a)  20,700  336,375
Columbia/HCA Healthcare Corp.   140,412  5,519,947
HEALTHSOUTH Rehabilitation Corp. (a)  66,000  1,645,875
Humana, Inc. (a)  34,100  788,563
Manor Care, Inc.   13,200  430,650
Tenet Healthcare Corp. (a)  63,100  1,865,394
United HealthCare Corp.   38,600  2,007,200
  12,594,004
TOTAL HEALTH   164,297,078
HOLDING COMPANIES - 0.2%
CINergy Corp.   32,913  1,145,784
Norfolk Southern Corp.   26,100  2,629,575
3,775,359
INDUSTRIAL MACHINERY & EQUIPMENT - 5.6%
ELECTRICAL EQUIPMENT - 3.8%
Emerson Electric Co.   93,500  5,148,344
General Electric Co.   689,200  45,056,450
General Instrument Corp. (a)  28,600  715,000
General Signal Corp.   10,500  458,063
Grainger (W.W.), Inc.   11,200  875,700
Harris Corp.   8,100  680,400
Honeywell, Inc.   26,600  2,018,275
Scientific-Atlanta, Inc.   16,100  352,188
Westinghouse Electric Corp.   132,950  3,074,469
  58,378,889
INDUSTRIAL MACHINERY & EQUIPMENT - 1.5%
Briggs & Stratton Corp.   5,400  270,000
Case Corp.   15,300  1,053,788
Caterpillar, Inc.   40,000  4,295,000
Cincinnati Milacron, Inc.   8,400  217,875
Cooper Industries, Inc.   24,646  1,226,139
Deere & Co.   53,500  2,935,813
Dover Corp.   23,600  1,451,400
Giddings & Lewis, Inc.   7,000  146,125
Harnischfeger Industries, Inc.   10,200  423,300
Illinois Tool Works, Inc.   51,900  2,591,756
Ingersoll-Rand Co.   23,000  1,420,250
Parker-Hannifin Corp.   15,650  949,759
Stanley Works  15,600  624,000
Tenneco, Inc.   35,800  1,617,713
Timken Co.   13,222  470,207
Tyco International Ltd.   34,800  2,420,775
  22,113,900
POLLUTION CONTROL - 0.3%
Browning-Ferris Industries, Inc.   44,500  1,479,625
Safety Kleen Corp.   12,100  204,188
Waste Management, Inc.   94,900  3,048,663
  4,732,476
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT    85,225,265
MEDIA & LEISURE - 3.6%
BROADCASTING - 0.5%
TCI Group Class A (a)  138,900  2,066,138
Time Warner, Inc.   119,102  5,746,672
  7,812,810
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.9%
Disney (Walt) Co.   141,200 $ 11,331,300
King World Productions, Inc.   7,900  276,500
Viacom, Inc. Class B (non-vtg.) (a)  74,100  2,223,000
  13,830,800
LEISURE DURABLES & TOYS - 0.2%
Brunswick Corp.   20,500  640,625
Hasbro, Inc.   27,150  770,381
Mattel, Inc.   60,376  2,045,237
  3,456,243
LODGING & GAMING - 0.5%
HFS, Inc. (a)  32,900  1,908,200
Harrah's Entertainment, Inc. (a)  21,600  394,200
Hilton Hotels Corp.   51,800  1,375,938
ITT Corp. (a)  24,300  1,483,819
Marriott International, Inc.   26,700  1,638,713
  6,800,870
PUBLISHING - 1.0%
American Greetings Corp. Class A  15,600  579,150
Cognizant Corp.   35,700  1,445,850
Dow Jones & Co., Inc.   20,300  815,806
Gannett Co., Inc.   29,400  2,903,250
Harcourt General, Inc.   14,800  704,850
Knight-Ridder, Inc.   19,700  966,531
McGraw-Hill, Inc.   20,900  1,229,181
Meredith Corp.    11,300  327,700

New York Times Co. (The) Class A  20,300  1,004,850
Times Mirror Co. Class A  19,500  1,077,375
Tribune Co.   25,700  1,235,206
U.S. West Media Group (a)  130,800  2,648,700
14,938,449
RESTAURANTS - 0.5%
Darden Restaurants, Inc.  33,400  302,688
McDonald's Corp.  146,100  7,058,456
Wendy's International, Inc.  27,000  700,313
8,061,457
TOTAL MEDIA & LEISURE  54,900,629
NONDURABLES - 10.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   17,300  1,384,000
BEVERAGES - 3.7%
Anheuser-Busch Companies, Inc.   104,400  4,378,275
Brown-Forman Corp. Class B  14,500  707,781
Coca-Cola Co. (The)  520,800  35,154,000
Coors (Adolph) Co. Class B  8,000  213,000
PepsiCo, Inc.   325,200  12,215,325
Seagram Co. Ltd.   77,500  3,115,380
Whitman Corp.   21,800  551,813
  56,335,574
FOODS - 2.3%
Archer-Daniels-Midland Co.   113,754  2,673,219
CPC International, Inc.   30,000  2,769,375
Campbell Soup Co.   97,700  4,885,000
ConAgra, Inc.   50,300  3,225,488
General Mills, Inc.   33,700  2,194,713
Heinz (H.J.) Co.   77,150  3,558,544
Hershey Foods Corp.   32,200  1,781,063
Kellogg Co.   44,200  3,784,625
Quaker Oats Co.   28,500  1,278,938

 SHARES VALUE (NOTE 1)
Ralston Purina Co.   22,200 $ 1,824,563
Sara Lee Corp.   100,600  4,187,475
Sysco Corp.   36,900  1,346,850
Wrigley (Wm.) Jr. Co.    24,400  1,634,800
  35,144,653
HOUSEHOLD PRODUCTS - 3.1%
Alberto Culver Co. Class B  11,600  324,800
Avon Products, Inc.   27,900  1,968,694
Clorox Co.   10,900  1,438,800
Colgate-Palmolive Co.   61,400  4,006,350
Gillette Co.   116,200  11,009,950
International Flavors & Fragrances, Inc.   23,000  1,161,500
Procter & Gamble Co.   142,100  20,071,625
Rubbermaid, Inc.   31,400  934,150
Unilever NV ADR  33,400  7,149,688
  48,065,557
TOBACCO - 1.6%
Fortune Brands, Inc.   35,700  1,332,056
Philip Morris Companies, Inc.   511,400  22,693,375
UST, Inc.   38,900  1,079,475
  25,104,906
TOTAL NONDURABLES   166,034,690
PRECIOUS METALS - 0.3%
Barrick Gold Corp.   74,800  1,628,030
Battle Mountain Gold Co.   47,100  267,881
Echo Bay Mines Ltd.   29,200  162,851
Homestake Mining Co.   30,600  399,713
Newmont Mining Corp.   32,565  1,270,035
Placer Dome, Inc.   50,200  814,457
  4,542,967
RETAIL & WHOLESALE - 4.4%
APPAREL STORES - 0.3%
Charming Shoppes, Inc. (a)  22,000  114,813
Gap, Inc.   58,500  2,274,188
Limited, Inc. (The)  56,819  1,150,585
TJX Companies, Inc.   32,400  854,550
  4,394,136
DRUG STORES - 0.4%
CVS Corp.   34,800  1,783,500
Long Drug Stores, Inc.   8,100  212,119
Rite Aid Corp.   25,700  1,281,788
Walgreen Co.   51,600  2,767,050
  6,044,457
GENERAL MERCHANDISE STORES - 2.3%
Costco Companies, Inc. (a)  43,839  1,441,207
Dayton Hudson Corp.   45,300  2,409,394
Dillards, Inc. Class A  23,700  820,613
Federated Department Stores, Inc. (a)  43,600  1,515,100
K mart Corp. (a)  101,300  1,240,925
May Department Stores Co. (The)  51,200  2,419,200
Mercantile Stores Co., Inc.   7,800  490,913
Nordstrom, Inc.   16,700  819,344
Penney J C Co., Inc.   51,600  2,692,875
Sears, Roebuck & Co.   82,000  4,407,500
Wal-Mart Stores, Inc.   480,000  16,230,000
Woolworth Corp. (a)  28,100  674,400
35,161,471
GROCERY STORES - 0.5%
Albertson's, Inc.  52,600  1,919,900

American Stores Co.  30,600  1,510,875
Fleming Companies, Inc.  7,988  143,784
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - CONTINUED
Giant Food, Inc. Class A  12,600 $ 407,925
Great Atlantic & Pacific Tea Co., Inc.   7,900  214,781
Kroger Co. (The) (a)  52,700  1,528,300
Supervalu, Inc.   14,100  486,450
Winn-Dixie Stores, Inc.   31,500  1,173,375
7,385,390
RETAIL & WHOLESALE, MISCELLANEOUS - 0.9%
Circuit City Stores, Inc. -
Circuit City Group  16,600  590,338
Comcast Corp. Class A special  68,250  1,458,844
Home Depot, Inc. (The)  100,600  6,935,113
IKON Office Solutions, Inc.   28,100  700,744
Lowe's Companies, Inc.   36,300  1,347,638
Tandy Corp.   12,100  677,600
Toys "R" Us, Inc. (a)  60,700  2,124,500
  13,834,777
TOTAL RETAIL & WHOLESALE   66,820,231
SERVICES - 0.5%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.    16,900  1,036,181
LEASING & RENTAL - 0.0%
Ryder Systems, Inc.   15,800  521,400
PRINTING - 0.1%
Deluxe Corp.   17,300  590,363
Donnelley (R.R.) & Sons Co.   31,500  1,153,688
Harland (John H.) Co.   6,400  146,000
Moore Corporation Ltd.   18,400  362,496
  2,252,547
SERVICES - 0.3%
Block (H&R), Inc.   21,700  699,825
Dun & Bradstreet Corp.   35,700  937,125
Ecolab, Inc.   13,600  649,400
Jostens, Inc.   8,000  211,000
National Service Industries, Inc.   9,400  457,663
Service Corp. International  49,400  1,624,025
  4,579,038
TOTAL SERVICES   8,389,166
TECHNOLOGY - 13.3%
COMMUNICATIONS EQUIPMENT - 2.0%
Andrew Corp. (a)  19,112  537,525
Cabletron Systems, Inc. (a)  32,700  925,819
Cisco Systems, Inc. (a)  137,500  9,229,688
DSC Communications Corp. (a)  24,600  547,350
Lucent Technologies, Inc.   133,484  9,619,191
Northern Telecom Ltd.   54,000  4,867,490
Tellabs, Inc. (a)  37,600  2,100,900
3Com Corp. (a)  66,800  3,006,000
  30,833,963
COMPUTER SERVICES & SOFTWARE - 3.8%
Adobe Systems, Inc.   15,100  529,444
Autodesk, Inc.   9,900  379,294
Automatic Data Processing, Inc.   61,200  2,876,400
CUC International, Inc. (a)  83,075  2,144,373
Ceridian Corp. (a)  16,900  714,025
Computer Associates International, Inc.   76,075  4,236,427
Computer Sciences Corp. (a)  16,100  1,161,213
Equifax, Inc.   31,600  1,175,125
First Data Corp.   93,600  4,112,550

 SHARES VALUE (NOTE 1)
Microsoft Corp. (a)  251,700 $ 31,808,588
Novell, Inc. (a)  72,500  502,969
Oracle Systems Corp. (a)  141,400  7,123,025
Parametric Technology Corp. (a)  26,600  1,132,163
Shared Medical Systems Corp.   5,000  270,000
  58,165,596
COMPUTERS & OFFICE EQUIPMENT - 3.9%
Amdahl Corp. (a)  25,300  221,375
Apple Computer, Inc. (a)  26,000  370,500
Bay Networks, Inc. (a)  41,200  1,094,375
Compaq Computer Corp. (a)  56,600  5,617,550
Data General Corp. (a)  8,300  215,800
Dell Computer Corp. (a)  36,700  4,309,956
Digital Equipment Corp. (a)  33,000  1,169,438
EMC Corp. (a)  51,500  2,008,500
Hewlett-Packard Co.   212,300  11,888,800
Intergraph Corp. (a)  10,000  85,000
International Business Machines Corp.    216,700  19,543,631
Pitney Bowes, Inc.   31,000  2,154,500
Seagate Technology (a)  51,800  1,822,713
Silicon Graphics, Inc. (a)  37,000  555,000
Sun Microsystems, Inc. (a)  77,100  2,869,566
Tandem Computers, Inc. (a)  24,800  502,200
Unisys Corp. (a)  36,500  278,313
Xerox Corp.   68,000  5,363,500
  60,070,717
ELECTRONIC INSTRUMENTS - 0.3%
Applied Materials, Inc. (a)  37,800  2,676,713

Perkin-Elmer Corp.   9,200  731,975
Tektronix, Inc.   7,000  420,000
Thermo Electron Corp. (a)  31,300  1,064,200
  4,892,888
ELECTRONICS - 2.9%
AMP, Inc.  45,896  1,916,158
Advanced Micro Devices, Inc. (a)  28,500  1,026,000
Intel Corp.  171,800  24,363,388
LSI Logic Corp. (a)  29,300  937,600
Micron Technology, Inc.  43,900  1,753,256
Motorola, Inc.  124,000  9,424,000
National Semiconductor Corp. (a)  29,300  897,313
Texas Instruments, Inc.  39,900  3,354,094
Thomas & Betts Corp. 11,200  588,700
  44,260,509
PHOTOGRAPHIC EQUIPMENT - 0.4%
Eastman Kodak Co.  69,800  5,357,150
Polaroid Corp.  9,600  532,800
  5,889,950
TOTAL TECHNOLOGY  204,113,623
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
AMR Corp. (a)  19,100  1,766,750
Delta Air Lines, Inc.  15,400  1,262,800
Southwest Airlines Co. 30,300  784,013
US Airways Group, Inc. (a)  16,400  574,000
  4,387,563
RAILROADS - 0.6%
Burlington Northern Santa Fe Corp. 31,918  2,868,630
CSX Corp.  45,338  2,516,259
Union Pacific Corp.  51,300  3,616,650
  9,001,539
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TRANSPORTATION - CONTINUED
TRUCKING & FREIGHT - 0.2%
Caliber System, Inc.  8,100 $ 301,725
Federal Express Corp. (a)  23,800  1,374,450
Laidlaw, Inc. Class B  65,800  907,898
  2,584,073
TOTAL TRANSPORTATION  15,973,175
UTILITIES - 8.5%
CELLULAR - 0.2%
AirTouch Communications, Inc. (a)  105,000  2,874,375
ELECTRIC UTILITY - 2.2%
American Electric Power Co., Inc.  39,300  1,650,600
Baltimore Gas & Electric Co.  30,800  821,975
Carolina Power & Light Co.  31,600  1,133,650
Central & South West Corp.  44,200  939,250
Consolidated Edison Co. of
 New York, Inc.  49,100  1,445,381
DTE Energy Co.  30,300  837,038
Dominion Resources, Inc.  37,800  1,384,425
Duke Power Co.  75,207  3,605,236
Edison International  90,600  2,253,675
Entergy Corp.  48,400  1,324,950
FPL Group, Inc.  38,200  1,759,588
GPU, Inc.  25,300  907,638
Houston Industries, Inc.  49,000  1,050,438
Niagara Mohawk Power Corp. (a)  30,300  259,444
Northern States Power Co.  14,400  745,200
Ohio Edison Co.  32,000  698,000
PECO Energy Co.  46,500  976,500
PG&E Corp.  86,200  2,090,350
PP&L Resources, Inc.  33,900  675,881
PacifiCorp.  61,600  1,355,200
Public Service Enterprise Group, Inc.  50,000  1,250,000
Southern Co.  140,900  3,082,188
Texas Utilities Co.  47,100  1,622,006
Unicom Corp.  45,200  1,005,700
Union Electric Co.  21,300  802,744
  33,677,057
GAS - 0.6%
Columbia Gas System, Inc. (The)  11,500  750,375
Consolidated Natural Gas Co.  19,900  1,070,869
ENSERCH Corp.  14,500  322,625
Eastern Enterprises Co.  4,200  145,688
Enron Corp.  53,200  2,171,225
NICOR, Inc.  10,500  376,688
Noram Energy Corp.   28,679  437,355
ONEOK, Inc.  5,789  186,333
Pacific Enterprises  17,700  595,163
Peoples Energy Corp.  7,400  277,038
Sonat, Inc.   18,100  927,625
Williams Companies, Inc.   32,950  1,441,563
  8,702,547
TELEPHONE SERVICES - 5.5%
ALLTEL Corp.  39,100  1,307,406
AT&T Corp.  339,000  11,886,188
Ameritech Corp.  114,900  7,806,019
Bell Atlantic Corp.  91,700  6,957,738
BellSouth Corp.  207,500  9,622,813
Frontier Corp.   34,300  683,856
GTE Corp.   201,200  8,827,650

MCI Communications Corp. 143,400  5,489,531
NYNEX Corp.   92,000  5,301,500

 SHARES VALUE (NOTE 1)
SBC Communications, Inc.  191,824 $ 11,869,110
Sprint Corp.   90,000  4,736,250
U.S. West Communications Group  100,400  3,783,825
WorldCom, Inc. (a)  181,100  5,795,200
  84,067,086
TOTAL UTILITIES  129,321,065
TOTAL COMMON STOCKS
 (Cost $1,138,887,654)   1,424,476,773
U.S. TREASURY OBLIGATIONS - 0.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. Treasury Bills, yields at dates
 of purchase 5.11% to 5.28%,
 8/07/97 to 1/08/98 (b)
 (Cost $3,973,818)   $ 4,050,000  3,973,818
CASH EQUIVALENTS - 6.7%
 MATURITY VALUE
 AMOUNT (NOTE 1)
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 103,083,977  103,067,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $1,245,928,472) $  1,531,517,591
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
239 S&P 500 Index Contracts Sept. 1997  $106,384,623 $(54,809)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENTS -
6.9%
LEGEND
(a) Non-income producing
(b) Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,973,818.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $494,675,041 and $5,220,911, respectively.
The market value of futures contracts opened and closed during the period amounted to $543,582,086 and $529,220,148 respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $63 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1997 the aggregate cost of investment securities for income tax purposes was $1,245,928,472. Net unrealized appreciation aggregated $285,589,119, of which $300,312,750 related to appreciated investment securities and $14,723,631 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: INDEX 500 PORTFOLIO FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                          $ 1,531,517,591
securities, at value
(including
repurchase
agreements of
$103,067,000) (cost
$1,245,928,472) -
See accompanying
schedule

Cash                                               105

Receivable for fund                          5,931,316
shares sold

Dividends receivable                         1,629,782

Other receivables                                3,346

 TOTAL ASSETS                            1,539,082,140

LIABILITIES

Payable for                            $     1,257,374
investments
purchased

Payable for fund                               979,674
shares redeemed

Accrued management                             188,667
fee

Payable for daily                                      792,556
variation on
futures contracts

Other payables and                                     172,255
accrued expenses

 TOTAL LIABILITIES                                   3,390,526

NET ASSETS                                      $1,535,691,614

Net Assets consist of:

Paid in capital                                 $1,226,167,647

Undistributed net                                   10,647,945
investment income

Accumulated                                         13,341,727
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                     285,534,295
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                 $1,535,691,614
14,820,532
shares outstanding

NET ASSET VALUE,                                $       103.62
offering price
and redemption
price per share
($1,535,691,614 (divided by)
14,820,532 shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                               $    9,963,719
Dividends

Interest                                             2,280,379

 TOTAL INCOME                                       12,244,098

EXPENSES

Management fee                                  $    1,607,543

Transfer agent fees                                    426,756

Accounting fees and                                    247,982
expenses

Non-interested                                           2,305
trustees'
compensation

Custodian fees and                                      25,316
expenses

Registration fees                                        8,223

Audit                                                   26,892

Legal                                                    1,004

Miscellaneous                                           13,097

 Total expenses                                      2,359,118
before reductions

 Expense reductions                     (771,246)    1,587,872


NET INVESTMENT                                      10,656,226
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                          1,026,442
securities

 Foreign currency                                    (17)
transactions

 Futures contracts                    11,550,416    12,576,841

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                        190,817,156
securities

 Assets and                                                 25
liabilities in
 foreign currencies

 Futures contracts                       810,769   191,627,950

NET GAIN (LOSS)                                    204,204,791

NET INCREASE                                      $214,861,017
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                 $     23,179
 Expense reductions
 Directed
brokerage
arrangements

  Custodian credits                                        629

  FMR                                                  747,438
reimbursement

                                                  $    771,246

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE)    SIX MONTHS     YEAR ENDED
IN NET ASSETS          ENDED          DECEMBER 31,
                       JUNE 30, 1997  1996
                       (UNAUDITED)

Operations             $ 10,656,226  $ 10,838,949
Net investment
income

 Net realized gain       12,576,841    22,654,377
(loss)

 Change in net          191,627,950    68,025,688
unrealized
appreciation
(depreciation)

 NET INCREASE           214,861,017     101,519,014
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to        (10,847,444)     (3,387,922)
shareholders
From net
investment income

 From net realized      (22,010,833)     (8,711,800)
gain

 TOTAL DISTRIBUTIONS    (32,858,277)    (12,099,722)


Share transactions      621,256,178     568,794,744
Net proceeds from
sales of shares

 Reinvestment of         32,858,277      12,099,722
distributions

 Cost of shares        (123,668,266)    (92,770,768)
redeemed

 NET INCREASE           530,446,189     488,123,698
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE        712,448,929     577,542,990

(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period    823,242,685     245,699,695

 End of period       $1,535,691,614    $823,242,685
(including
undistributed net
investment
income of
$10,647,945 and
$10,839,163,
respectively)

OTHER INFORMATION
Shares

 Sold                     6,545,398       6,984,700

 Issued in                  357,466         161,200
reinvestment of
distributions

 Redeemed                (1,326,621)     (1,146,896)


 Net increase             5,576,243       5,999,004
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                      SIX MONTHS ENDED      YEARS ENDED DECEMBER 31,                           AUGUST 27, 1992
                      JUNE 30, 1997                                                            (COMMENCEMENT
                                                                                               OF OPERATIONS) TO
                                                                                               DECEMBER 31,

SELECTED PER-SHARE    (UNAUDITED)           1996                     1995     1994   1993 E    1992
DATA



Net asset value,           $ 89.05       $ 75.71     $ 56.22     $ 55.74    $ 52.60    $ 50.00
beginning of period

Income from
Investment
Operations

Net investment                 .87 D        1.04         .85        1.14       1.31        .44
income

Net realized and             16.82         15.55       19.72        (.56)      3.80       2.71
unrealized gain
(loss)

 Total from                  17.69         16.59       20.57         .58       5.11       3.15
investment
operations


Less Distributions

From net                     (1.03)         (.91)       (.95)          -      (1.28)      (.47)
investment income

From net realized            (2.09)        (2.34)       (.11)       (.10)      (.60)      (.08)
gain

In excess of net                 -             -        (.02)          -       (.09)         -
realized gain

 Total distributions         (3.12)        (3.25)      (1.08)       (.10)     (1.97)      (.55)

Net asset value, end       $103.62       $ 89.05     $ 75.71     $ 56.22    $ 55.74    $ 52.60
of period

TOTAL RETURN B, C         20.31%        22.71%      37.19%      1.04%      9.74%      6.31%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of       $1,535,692    $823,243    $245,700    $51,301    $25,153    $17,961
period (000
omitted)

Ratio of expenses to      .28% A,       .28% F      .28% F      .28% F     .28% F     .28% A,
average net assets       F                                                           F

Ratio of net              1.88% A       2.26%       2.70%       2.81%      2.65%      2.89% A
investment income
to average net
assets

Portfolio turnover rate   1% A          14%         16%         2%         9%         0%

Average commission        $ .0322       $ .0315
rate G

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD. E EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                       PAST 1   LIFE OF
                                                   YEAR     FUND

GROWTH OPPORTUNITIES                              29.02%    26.86%

S&P 500(registered trademark)                     34.70%    33.11%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of fund figures are from commencement of operations January 3, 1995.
If Fidelity had not reimbursed certain fund expenses, the life of fund total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. $10,000 OVER LIFE OF FUND
  1987/06/30       10000.00  10000.00
  1987/07/31       10400.00  10507.00
  1987/08/31       10710.20  10898.91
  1987/09/30       10587.76  10660.22
  1987/10/31        8261.22   8364.01
  1987/11/30        7681.63   7674.82
  1987/12/31        8473.47   8258.87
  1988/01/31        8657.31   8606.57
  1988/02/29        9359.26   9007.64
  1988/03/31        9275.69   8729.30
  1988/04/30        9392.68   8826.20
  1988/05/31        9309.12   8902.98
  1988/06/30        9777.08   9311.63
  1988/07/31        9726.94   9276.25
  1988/08/31        9492.96   8960.85
  1988/09/30        9760.37   9342.59
  1988/10/31        9785.44   9602.31
  1988/11/30        9693.52   9465.00
  1988/12/31        9793.79   9630.63
  1989/01/31       10495.74  10335.60
  1989/02/28       10278.47  10078.24
  1989/03/31       10589.20  10313.06
  1989/04/30       11149.21  10848.31
  1989/05/31       11548.00  11287.67
  1989/06/30       11395.27  11223.33
  1989/07/31       12413.46  12236.79
  1989/08/31       12625.58  12476.64
  1989/09/30       12735.89  12425.48
  1989/10/31       12379.52  12137.21
  1989/11/30       12583.16  12384.81
  1989/12/31       12880.13  12682.05
  1990/01/31       12133.46  11831.08
  1990/02/28       12249.36  11983.70
  1990/03/31       12399.06  12301.27
  1990/04/30       12038.01  11993.74
  1990/05/31       13103.55  13163.13
  1990/06/30       13376.54  13073.62
  1990/07/31       13165.20  13031.78
  1990/08/31       11809.05  11853.71
  1990/09/30       10593.80  11276.43
  1990/10/31       10215.14  11227.94
  1990/11/30       11042.91  11953.27
  1990/12/31       11368.74  12286.77
  1991/01/31       12126.07  12822.47
  1991/02/28       13030.73  13739.28
  1991/03/31       13423.97  14071.77
  1991/04/30       13298.85  14105.54
  1991/05/31       14085.34  14714.90
  1991/06/30       13039.67  14040.96
  1991/07/31       14281.96  14695.26
  1991/08/31       14916.52  15043.54
  1991/09/30       15032.71  14792.31
  1991/10/31       15497.45  14990.53
  1991/11/30       14612.65  14386.41
  1991/12/31       16543.13  16032.22
  1992/01/31       17553.05  15734.02
  1992/02/29       17920.26  15938.56
  1992/03/31       16821.98  15627.76
  1992/04/30       16163.01  16087.22
  1992/05/31       16025.73  16166.04
  1992/06/30       15403.37  15925.17
  1992/07/31       15998.27  16576.51
  1992/08/31       15558.96  16236.69
  1992/09/30       15833.53  16428.28
  1992/10/31       16446.73  16485.78
  1992/11/30       17545.01  17047.95
  1992/12/31       18085.00  17257.64
  1993/01/31       18441.94  17402.60
  1993/02/28       18061.76  17639.28
  1993/03/31       18781.98  18011.46
  1993/04/30       18585.56  17575.59
  1993/05/31       19969.89  18046.61
  1993/06/30       20175.67  18098.95
  1993/07/31       20119.55  18026.55
  1993/08/31       21129.73  18709.76

  1993/09/30       21522.58  18565.69
  1993/10/31       21728.36  18950.00
  1993/11/30       20849.13  18769.98
  1993/12/31       21588.06  18997.10
  1994/01/31       22130.57  19643.00
  1994/02/28       21902.31  19110.67
  1994/03/31       20907.20  18277.45
  1994/04/30       21036.57  18511.40
  1994/05/31       20548.96  18814.98
  1994/06/30       19504.10  18354.02
  1994/07/31       20180.77  18956.03
  1994/08/31       21325.15  19733.23
  1994/09/30       21066.42  19249.76
  1994/10/31       21922.21  19682.88
  1994/11/30       21046.52  18966.03
  1994/12/31       21583.88  19247.30
  1995/01/31       21175.88  19746.38
  1995/02/28       22052.83  20515.90
  1995/03/31       22853.30  21121.32
  1995/04/30       23623.75  21743.34
  1995/05/31       24544.28  22612.42
  1995/06/30       26715.55  23137.71
  1995/07/31       29357.09  23904.96
  1995/08/31       29717.30  23964.96
  1995/09/30       30487.74  24976.28
  1995/10/31       30177.56  24887.12
  1995/11/30       30157.55  25979.66
  1995/12/31       29217.00  26480.03
  1996/01/31       29677.27  27381.41
  1996/02/29       30672.28  27635.23
  1996/03/31       30790.66  27901.36
  1996/04/30       31996.03  28312.63
  1996/05/31       32996.92  29042.81
  1996/06/30       32351.18  29153.46
  1996/07/31       29875.88  27865.46
  1996/08/31       30769.14  28453.15
  1996/09/30       32835.48  30054.49
  1996/10/31       32760.15  30883.39
  1996/11/30       34578.96  33217.87
  1996/12/31       33513.50  32559.82
  1997/01/31       35439.94  34594.16
  1997/02/28       34634.29  34865.38
  1997/03/31       32693.44  33432.76
  1997/04/30       34266.20  35428.69
  1997/05/31       36642.08  37585.59
  1997/06/30       38147.92  39269.43
Let's say hypothetically that $10,000 was invested in Growth Opportunities Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $18,095 - a 80.95% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,400 - a 104.00% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                                     % OF FUND'S
                                                     INVESTMENTS

Philip Morris Companies, Inc.                        5.9

Federal National Mortgage Association                4.6

Federal Home Loan Mortgage Corporation               2.9

International Business Machines Corp.                2.4

General Motors Corp.                                 2.4

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                                     % OF FUND'S
                                                     INVESTMENTS

Finance                                              16.5

Technology                                           13.8

Retail & Wholesale                                   7.1

Nondurables                                          7.0

Energy                                               6.8

ASSET ALLOCATION AS OF JUNE 30, 1997*
Row: 1, Col: 1, Value: 6.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 82.0
Stocks  82.0%
Bonds  12.0%
Short-term investments 6.0%
FOREIGN INVESTMENTS  8.0%
*
% OF FUND'S
INVESTMENTS
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW

An interview with George Vanderheiden, Portfolio Manager of Growth Opportunities Portfolio
Q. HOW DID THE FUND PERFORM, GEORGE?
A. For the six- and 12-month periods that ended June 30, 1997, the fund underperformed the Standard & Poor's 500 Index, which rose 20.61% for the six-month period and 34.70% for the 12-month period.
Q. WHY DID THE FUND'S RETURN TRAIL THE S&P 500 DURING THE PERIOD?
A. Much of the fund's underperformance relative to the S&P 500 can be traced to asset allocation. Over the six-month period, the fund had an average of 13% of assets in Treasury bonds and 4% of assets in cash. This total of 17% of assets appreciated only about 1% during the period. Conversely, the other 83% in stocks was up about 18%, close to the S&P 500 gain.
Q. THE ECONOMY STRENGTHENED IN THE FIRST HALF OF 1997 AND YOU STILL OWNED
BONDS. WHY?
A. Bonds were purchased originally as a short-term tactical move to hedge against slowing corporate earnings growth in 1996. Earnings growth did slow as I expected in 1996, but the stock market did not correct as it has done in the past. However, with Treasury bond yields at 3.5-times the yield on the S&P 500, I considered bonds a good safety cushion in an expensive market.
Q. WHAT IS YOUR POSITION ON TOBACCO STOCKS?
A. I own the tobacco stocks because they operate a profitable business that historically has offered above-average returns to shareholders over the long term. In the past, the stocks have provided better-than-average earnings growth, lower-than-average price-to-earnings ratios and high yields. Nothing this year has changed that. We have determined that the tobacco stocks are selling at a "litigation discount" far in excess of any reasonable estimate of potential liabilities. The cost of the proposed settlement is high, but should be completely passed along to consumers.
Q. WHY ARE STOCK VALUATIONS SO HIGH AND DO YOU THINK THEY WILL STAY INFLATED?
A. We had a near perfect investing environment during the period -experiencing growth without inflation. Accelerating inflation is usually a killer of all bond and equity bull markets, but inflation just keeps receding as the economic expansion continues. During the worst bear market I ever encountered - the 1973-1974 bear that took prices down about 50% -everything that could go wrong did go wrong. Today is an environment where everything that could go right has gone right - from a declining budget deficit, to falling inflation, to surging earnings, to big flows into mutual funds and rising consumer confidence. If any of these factors change for the worse, valuations will deflate. My biggest concern going forward is that the low level of inflation and pricing power in a strong economy will deteriorate to deflation in a slowing or contracting economy, thereby leading to sizable earnings declines.
Q. HOW DID YOU MANAGE IN A LOW-INFLATION ENVIRONMENT?
A. I concentrated on four areas during the period. First, I looked at innovators and unit growers because these companies use unit growth to grow earnings and don't need price increases. Technology, health care and telecommunications companies fall within these areas. Second were the interest-sensitive sectors that benefited from low interest rates, including mortgage companies, insurance, finance and construction. Third were global growers - companies with proprietary advantages such as low costs or unique distribution channels and strong brands - which are seizing market share on a global basis. Fourth were the acquisitive companies in consolidating industries. Certain industries have stopped growing, but certain companies have been able to show great earnings growth by acquiring market share and paring costs.
Q. WHAT'S YOUR OUTLOOK?
A. With the market continuing to advance sharply over the past six months and Fed policy becoming restrictive in the spring, the investing climate has become more precarious. Investors with short-term orientations should be prepared for some downside risk. Risks to the market include rising inflation and/or falling earnings. However, whatever the shorter term holds, remember that since 1945 the stock market has risen 70% of the time, so chances are if one year is down, the next two could very well be up.



FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than $706 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 82.0%
SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 1.7%
AEROSPACE & DEFENSE - 1.2%
Boeing Co.  151,700 $ 8,049,408

Gulfstream Aerospace Corp. (a)  10,700  315,650
  8,365,058
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.  62,800  3,202,800
SHIP BUILDING & REPAIR - 0.1%
Avondale Industries, Inc. (a)  5,300  111,300
Newport News Shipbuilding, Inc.  15,200  295,450
  406,750
TOTAL AEROSPACE & DEFENSE  11,974,608
BASIC INDUSTRIES - 4.6%
CHEMICALS & PLASTICS - 3.0%
Air Products & Chemicals, Inc.  18,200  1,478,750
du Pont (E.I.) de Nemours & Co.  201,700  12,681,888
Raychem Corp.  59,200  4,403,000
Union Carbide Corp.  55,700  2,621,381
  21,185,019
PACKAGING & CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)  176,700  5,477,700
PAPER & FOREST PRODUCTS - 0.8%
Boise Cascade Corp.  36,000  1,271,250
Champion International Corp. 53,800  2,972,450
International Paper Co.  21,400  1,039,238
Willamette Industries, Inc. 7,200  504,000
  5,786,938
TOTAL BASIC INDUSTRIES  32,449,657
CONSTRUCTION & REAL ESTATE - 1.0%
CONSTRUCTION - 0.7%
Centex Corp.  22,000  893,750
D.R. Horton, Inc.  48,636  504,599
Fleetwood Enterprises, Inc.  90,562  2,699,880
Kaufman & Broad Home Corp. 44,900  788,556
U.S. Home Corp. (a)  4,800  127,500
  5,014,285
ENGINEERING - 0.3%
Fluor Corp.  35,100  1,937,081
TOTAL CONSTRUCTION & REAL ESTATE  6,951,366
DURABLES - 4.5%
AUTOS, TIRES, & ACCESSORIES - 3.8%
Circuit City Stores, Inc. - CarMax Group  4,200  60,113
Cummins Engine Co., Inc.  36,300  2,561,419
Dana Corp. 13,600  516,800
Discount Auto Parts, Inc. (a)  29,400  573,300
Federal-Mogul Corp.  13,300  465,500
General Motors Corp.  309,600  17,240,850
Gentex Corp. (a)  13,100  258,725
Goodyear Tire & Rubber Co. 14,700  930,694
Honda Motor Co. Ltd. 24,000  722,229
Magna International, Inc. Class A  39,300  2,362,583
Superior Industries International, Inc. 59,600  1,579,400
  27,271,613
CONSUMER ELECTRONICS - 0.2%
Newell Co.  29,500  1,168,938

 SHARES VALUE (NOTE 1)
TEXTILES & APPAREL - 0.5%
Burlington Industries, Inc. (a)  75,100 $ 901,200
Liz Claiborne, Inc.  19,800  923,175
NIKE, Inc. Class B  28,300  1,652,013
Reebok International Ltd.  4,400  205,700
  3,682,088
TOTAL DURABLES  32,122,639
ENERGY - 6.8%
ENERGY SERVICES - 0.3%
McDermott International, Inc.  69,800  2,037,288
OIL & GAS - 6.5%
Amerada Hess Corp. 29,200  1,622,425
Anadarko Petroleum Corp.  3,200  192,000
Atlantic Richfield Co.  54,600  3,849,300
British Petroleum PLC ADR  94,528  7,077,784
Burlington Resources, Inc.  74,400  3,282,900
Canada Occidental Petroleum Ltd.  1,300  29,189
Chevron Corp. 4,300  317,931
Elf Aquitaine SA sponsored ADR  14,700  800,231
Enron Oil & Gas Co.  9,400  170,375
Kerr-McGee Corp.  14,200  899,925
Louisiana Land & Exploration Co.  58,500  3,341,813
Mobil Corp. 8,600  600,925
Noble Affiliates, Inc.  5,600  216,650
Occidental Petroleum Corp. 125,900  3,155,369
Royal Dutch Petroleum Co.  239,600  13,028,250
Santa Fe Energy Resources, Inc. (a)  43,500  638,906
Sun Co., Inc.  18,800  582,800
Tosco Corp.  137,700  4,122,394
Total SA:
 Class B  3,853  389,218
 sponsored ADR  28,368  1,436,130
Union Pacific Resources Group, Inc.  9,700  241,288
 45,995,803
TOTAL ENERGY  48,033,091
FINANCE - 16.5%
BANKS - 0.5%
Credit Suisse Group (Reg.)  15,100  1,937,222
NationsBank Corp.  21,400  1,380,300
 3,317,522

CREDIT & OTHER FINANCE - 2.1%
Fleet Financial Group, Inc.  235,282  14,881,587
FEDERAL SPONSORED CREDIT - 7.4%
Federal Home Loan Mortgage
Corporation  593,300  20,394,688
Federal National Mortgage Association  741,700  32,356,663
52,751,351
INSURANCE - 6.0%
AFLAC, Inc.  23,650  1,117,463
Aegon NV (Reg.)  23,341  1,635,329
Allmerica Financial Corp.  23,400  933,075
Allstate Corp.  167,859  12,253,707
American International Group, Inc.  64,800  9,679,500
CIGNA Corp.  9,900  1,757,250
Equitable of Iowa Companies  3,700  207,200
General Re Corp.  16,100  2,930,200
Loews Corp.  10,600  1,061,325
MGIC Investment Corp.  75,000  3,595,313
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
INSURANCE - CONTINUED
Nationwide Financial Services, Inc.
 Class A  3,500 $ 92,969
PMI Group, Inc.  26,700  1,665,413
Provident Companies, Inc. 2,400  128,400
Providian Financial Corp. (a)  57,700  1,853,613
Reliastar Financial Corp. 10,700  782,438
Torchmark Corp.  34,800  2,479,500
Travelers Property Casualty Corp.
 Class A  8,400  334,950
UNUM Corp.  6,200  260,400
  42,768,045
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.  32,100  2,247,000
SECURITIES INDUSTRY - 0.2%
United Asset Management Corp. 51,800  1,466,588
TOTAL FINANCE  117,432,093
HEALTH - 6.5%
DRUGS & PHARMACEUTICALS - 2.4%
American Home Products Corp.  2,600  198,900
Amgen, Inc.  50,400  2,929,500
Astra AB Class A Free shares  247,566  4,617,213
Merck & Co., Inc.  12,600  1,304,100
Novartis AG (Reg.)  2,300  3,673,076
Schering-Plough Corp.  82,900  3,968,838
  16,691,627
MEDICAL EQUIPMENT & SUPPLIES - 0.8%
Allegiance Corp.  4,880  132,980
Bard (C.R.), Inc.  24,200  878,763
Baxter International, Inc.  10,300  538,175
Biomet, Inc.  57,500  1,070,938
Boston Scientific Corp. (a)  2,900  178,169
Johnson & Johnson  6,600  424,875
St. Jude Medical, Inc. (a)  66,500  2,593,500
  5,817,400
MEDICAL FACILITIES MANAGEMENT - 3.3%
Columbia/HCA Healthcare Corp.  411,550  16,179,059
Health Management Associates, Inc.
  Class A (a)  2,900  82,650
Humana, Inc. (a)  113,700  2,629,313
Tenet Healthcare Corp. (a)  77,600  2,294,050
United HealthCare Corp.  48,400  2,516,800
23,701,872
TOTAL HEALTH   46,210,899
HOLDING COMPANIES - 0.2%
U.S. Industries, Inc. (a)  38,800  1,382,250
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.   14,500  798,406
General Electric Co.   65,600  4,288,600
Scientific-Atlanta, Inc.   33,100  724,063
Sensormatic Electronics Corp.   11,000  141,625
Westinghouse Electric Corp.   50,300  1,163,188
7,115,882
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
Caterpillar, Inc.   29,000  3,113,875
JLK Direct Distribution, Inc. Class A  200  5,125
Ultratech Stepper, Inc. (a)  34,400  786,900
  3,905,900

 SHARES VALUE (NOTE 1)
POLLUTION CONTROL - 0.2%
Browning-Ferris Industries, Inc.  35,700 $ 1,187,025
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT  12,208,807
MEDIA & LEISURE - 2.7%
BROADCASTING - 0.1%
Cox Communications, Inc. Class A (a)  8,600  206,400
HSN, Inc. (a)  6,440  201,250
TCI Group Class A (a)  29,100  432,863
  840,513
ENTERTAINMENT - 0.3%
Cedar Fair LP (depositary unit)  2,500  109,375
Royal Carribean Cruises Ltd. 50,100  1,750,369

  1,859,744
LEISURE DURABLES & TOYS - 0.6%
Nintendo Co. Ltd. Ord.  49,100  4,111,474
LODGING & GAMING - 0.9%
Circus Circus Enterprises, Inc. (a)  78,100  1,923,213
HFS, Inc. (a)  13,700  794,600
Harrah's Entertainment, Inc. (a)  36,300  662,475
Mirage Resorts, Inc. (a)  80,300  2,027,575
Sun International Hotels Ltd. Ord. (a)  33,200  1,226,325
  6,634,188
PUBLISHING - 0.1%
Cognizant Corp.  21,600  874,800
RESTAURANTS - 0.7%
Brinker International, Inc. (a)  26,200  373,350
Lone Star Steakhouse Saloon (a)  19,300  501,800
McDonald's Corp.  81,800  3,951,963
Papa John's International, Inc. (a)  7,200  264,600
  5,091,713
TOTAL MEDIA & LEISURE  19,412,432
NONDURABLES - 7.0%
HOUSEHOLD PRODUCTS - 0.0%
Premark International, Inc.  8,900  238,075
TOBACCO - 7.0%
Philip Morris Companies, Inc.  939,000  41,668,125
RJR Nabisco Holdings Corp. 226,260  7,466,580
UST, Inc.  10,100  280,275
  49,414,980
TOTAL NONDURABLES  49,653,055
PRECIOUS METALS - 0.1%
Barrick Gold Corp.  8,300  180,650
Newmont Mining Corp.  7,269  283,491
  464,141
RETAIL & WHOLESALE - 7.1%
APPAREL STORES - 0.4%
Gap, Inc.  19,700  765,838
TJX Companies, Inc.  66,800  1,761,850
  2,527,688
DRUG STORES - 0.0%
CVS Corp.  6,800  348,500
GENERAL MERCHANDISE STORES - 2.3%
Federated Department Stores, Inc. (a)  56,200  1,952,950
Proffitts, Inc. (a)  1,900  83,363
Wal-Mart Stores, Inc.   420,300  14,211,394
16,247,707
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GROCERY STORES - 0.3%
Safeway, Inc. (a)  45,500 $ 2,098,688
RETAIL & WHOLESALE, MISCELLANEOUS - 4.1%
Circuit City Stores, Inc. -
Circuit City Group  91,900  3,268,194
Corporate Express, Inc.   37,900  547,181
Home Depot, Inc. (The)  178,600  12,312,238
Lowe's Companies, Inc.   147,400  5,472,225
Officemax, Inc. (a)  104,075  1,502,583
Office Depot, Inc. (a)  16,200  314,888
Rex Stores Corp. (a)  12,700  128,588
Staples, Inc. (a)  43,500  1,011,375
Toys "R" Us, Inc. (a)  87,100  3,048,500
U.S. Office Products Co. (a)  28,800  880,200
Viking Office Products, Inc. (a)  43,400  824,600
  29,310,572
TOTAL RETAIL & WHOLESALE  50,533,155
SERVICES - 0.1%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc. 4,700  288,169
LEASING & RENTAL - 0.0%
Hanover Compressor Co.  600  11,700
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.  1,100  40,439
SERVICES - 0.0%
PEAPOD, Inc.  2,000  22,500
TOTAL SERVICES  362,808
TECHNOLOGY - 13.8%
COMMUNICATIONS EQUIPMENT - 0.8%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  3,800  95,950
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  31,000  3,880,140
Andrew Corp. (a)  11,300  317,813
Cisco Systems, Inc. (a)  15,800  1,060,575
Nokia Corp. AB sponsored ADR  6,700  494,125
  5,848,603
COMPUTER SERVICES & SOFTWARE - 2.7%
American Management Systems, Inc. (a)  5,100  136,425
Automatic Data Processing, Inc.  47,700  2,241,900
CUC International, Inc. (a)  33,200  856,975
Ceridian Corp. (a)  30,600  1,292,850
CompUSA, Inc. (a)  20,300  436,450
Electronic Data Systems Corp.  83,400  3,419,400
First Data Corp.  62,200  2,732,913
Microsoft Corp. (a)  22,400  2,830,800
Netscape Communications Corp. (a)  5,500  176,344

Oracle Systems Corp. (a)  38,750  1,952,031
Paychex, Inc. 30,200  1,147,600
Policy Management Systems Corp. (a)  40,200  1,889,400
  19,113,088
COMPUTERS & OFFICE EQUIPMENT - 4.5%
Bay Networks, Inc. (a)  48,000  1,275,000
Compaq Computer Corp. (a)  74,600  7,404,050
Hewlett-Packard Co.  32,700  1,831,200
Ingram Micro, Inc. Class A (a)  6,600  159,225
International Business Machines Corp.  191,700  17,288,944
SCI Systems, Inc. (a)  44,000  2,805,000
Tech Data Corp. (a)  39,300  1,235,494
  31,998,913

 SHARES VALUE (NOTE 1)
ELECTRONIC INSTRUMENTS - 1.3%
Applied Materials, Inc. (a)  27,000 $ 1,911,938
Cognex Corp. (a)  16,500  437,250
KLA Instruments Corp. (a)  5,900  287,625
Lam Research Corp. (a)  35,000  1,297,188
Novellus Systems, Inc. (a)  22,100  1,911,650
Teradyne, Inc. (a)  30,700  1,204,975
Thermo Electron Corp. (a)  34,500  1,173,000
Varian Associates, Inc.  19,800  1,074,150
  9,297,776
ELECTRONICS - 4.5%
AMP, Inc.  109,100  4,554,925
Atmel Corp. (a)  7,000  196,000
Intel Corp.  57,900  8,210,944
Methode Electronics, Inc. Class A  114,100  2,267,738
Microchip Technology, Inc. (a)  6,250  185,938
Micron Technology, Inc. 128,600  5,135,963
Molex, Inc.  20,243  705,975
Motorola, Inc. 4,200  319,200
Solectron Corp. (a)  103,500  7,245,000
Storage Technology Corp. (a)  16,000  712,000
Texas Instruments, Inc.  25,700  2,160,406
Thomas & Betts Corp.  1,200  63,075
  31,757,164
TOTAL TECHNOLOGY  98,015,544
TRANSPORTATION - 0.9%
AIR TRANSPORTATION - 0.1%
Continental Airlines, Inc. Class B (a)  7,400  258,538
Delta Air Lines, Inc.  5,200  426,400
Northwest Airlines Corp. Class A (a)  12,600  458,325
1,143,263
RAILROADS - 0.6%
Bombardier, Inc. Class B  28,400  643,842
Burlington Northern Santa Fe Corp.  13,000  1,168,375
CSX Corp.  40,300  2,236,650
  4,048,867
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  29,400  569,625
Stolt-Nielsen SA  4,300  81,163
  650,788
TRUCKING & FREIGHT - 0.1%
Roadway Express, Inc. 6,200  144,925
Yellow Corp. (a)  26,200  586,225
  731,150
TOTAL TRANSPORTATION  6,574,068
UTILITIES - 6.8%
CELLULAR - 1.7%
AirTouch Communications, Inc. (a)  174,200  4,768,725
360 Degrees Communications Co. (a)  8,706  149,090
Vodafone Group PLC sponsored ADR  142,380  6,896,531
Vodafone Group PLC  24,023  117,174
11,931,520
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.  14,600  613,200
Entergy Corp.   44,200  1,209,975
1,823,175
GAS - 0.1%
Enron Corp.   19,600  799,925
COMMON STOCKS - CONTINUED
SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 4.7%
AT&T Corp.   52,600 $ 1,844,288
Ameritech Corp.   46,700  3,172,681
Bell Atlantic Corp.   34,600  2,625,275
BellSouth Corp.   81,200  3,765,650
Deutsche Telekom AG  19,600  470,602
MCI Communications Corp.   163,500  6,258,984
NYNEX Corp.   68,100  3,924,263
Qwest Communications
International, Inc.   1,200  32,700
SBC Communications, Inc.   66,500  4,114,688
Sprint Corp.   125,700  6,614,963
WorldCom, Inc. (a)  17,700  566,400
33,390,494
TOTAL UTILITIES   47,945,114
TOTAL COMMON STOCKS
(Cost $476,697,141)   581,725,727
U.S. TREASURY OBLIGATIONS - 12.0%

 PRINCIPAL
 AMOUNT
8 1/8%, 8/15/19 $ 21,640,000  24,686,479
7 5/8%, 11/15/22  2,000,000  2,178,440
6 1/4%, 8/15/23  45,953,000  42,542,368
stripped principal:
 0%, 2/15/19  43,750,000  9,819,688
 0%, 8/15/19  10,000,000  2,170,600
 0%, 8/15/20  20,000,000  4,047,200
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $85,961,758)   85,444,775
CASH EQUIVALENTS - 6.0%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97 $ 42,594,015  42,587,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $605,245,899)  $ 709,757,502
LEGEND
1. Non-income producing
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $298,528,669 and $68,291,517, respectively, of which U.S. government and government agency obligations aggregated $33,871,823 and $6,563,299, respectively.
The market value of futures contracts opened and closed during the period amounted to $9,619,242 and $9,579,433, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research. The commissions paid to these affiliated firms were $45,612 for the period. (see Note 4 of Notes to Financial Statements)
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $605,271,604. Net unrealized appreciation aggregated $104,485,898, of which $110,709,066 related to appreciated investment securities and $6,223,168 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND III: GROWTH OPPORTUNITIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

Investment in                               $ 709,757,502
securities, at
value (including
repurchase
agreements of
$42,587,000)
(cost $605,245,899)
- - See
accompanying
schedule

Cash                                          808

Receivable for                                491,197
investments sold

Receivable for fund                           2,101,658
shares sold

Dividends receivable                          1,086,338

Interest receivable                           1,745,837

 TOTAL ASSETS                                 715,183,340

LIABILITIES

Payable for                 $  8,490,520
investments
purchased

Payable for fund               152
shares redeemed

Accrued management             337,600
fee

Other payables and             106,664
accrued expenses

 TOTAL LIABILITIES                            8,934,936

NET ASSETS                                   $706,248,404

Net Assets consist of:

Paid in capital                              $582,572,383

Undistributed net                                       4,997,998
investment income

Accumulated                                            14,166,109
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                        104,511,914
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                                      $706,248,404
41,242,299
shares outstanding

NET ASSET VALUE,                                           $17.12
offering price
and redemption
price per
share
($706,248,404 (divided by)
41,242,299 shares)

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                   $ 3,981,833
Dividends

Interest                                                              3,195,610

 TOTAL INCOME                                                         7,177,443

EXPENSES

Management fee                                           $            1,583,318

Transfer agent fees                                                     191,171

Accounting fees and                                                     150,696
expenses

Non-interested                                                            1,358
trustees'
compensation

Custodian fees and                                                       50,475
expenses

Registration fees                                                            21

Audit                                                                    14,906

Legal                                                                     4,232

Miscellaneous                                                               356

 Total expenses                                                       1,996,533
before reductions

 Expense reductions                                       (20,025     1,976,508
                                                         )

NET INVESTMENT                                                        5,200,935
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                                          14,399,104
securities

 Foreign currency                                                        (2,166
transactions                                             )

 Futures contracts                                        (39,809    14,357,129
                                                         )

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                          58,370,392
securities

 Assets and                                          347             58,370,739
liabilities in
 foreign currencies

NET GAIN (LOSS)                                                      72,727,868

NET INCREASE                                                        $77,928,803
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                                  $     19,204
Expense reductions
Directed brokerage
arrangements

 Custodian credits                                                          821
                                                                   $     20,025

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS            SIX MONTHS          YEAR ENDED
                                             ENDED               DECEMBER 31,
                                             JUNE 30, 1997       1996
                                             (UNAUDITED)

Operations                                    $  5,200,935    $  6,366,110
Net investment
income

 Net realized gain                              14,357,129       9,088,610
(loss)

 Change in net                                  58,370,739      35,812,890
unrealized
appreciation
(depreciation)

 NET INCREASE                                   77,928,803      51,267,610
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                                (6,567,693)              -
shareholders
From net
investment income

 From net realized                              (9,194,770)       (705,098
gain                                                             )

 TOTAL DISTRIBUTIONS                           (15,762,463)       (705,098
                                                                 )

Share transactions                             253,984,326     170,852,927
Net proceeds from
sales of shares

 Reinvestment of                                15,762,463         705,098
distributions

 Cost of shares                                 (8,750,145)     (3,337,769
redeemed                                                       )

 NET INCREASE                                  260,996,644     168,220,256
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                               323,162,984     218,782,768
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                           383,085,420     164,302,652

 End of period                                $706,248,404    $383,085,420
(including
undistributed net
investment
income of
$4,997,998 and
$6,366,110,
respectively)

OTHER INFORMATION
Shares

 Sold                                           15,911,548      12,499,499

 Issued in                                       1,011,711          53,538
reinvestment of
distributions

 Redeemed                                         (556,728)       (246,129
                                                                 )

 Net increase                                   16,366,531      12,306,908
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                                SIX MONTHS ENDED    YEARS ENDED DECEMBER 31,
                                JUNE 30, 1997

SELECTED PER-SHARE DATA         (UNAUDITED)         1996                1995

Net asset value,                 $  15.40           $ 13.07             $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment                  .16 D              .26                 .11
income

 Net realized and                2.16               2.12                3.14
unrealized gain
(loss)

 Total from                      2.32               2.38                3.25
investment
operations

Less Distributions

 From net                        (.25)              -                   (.11)
investment income

 From net realized               (.35)              (.05)               (.07)
gain

 Total distributions             (.60)              (.05)               (.18)

Net asset value, end             $  17.12           $  15.40            $  13.07
of period

TOTAL RETURN B, C                15.45%             18.27%              32.52%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of               $706,248           $383,085            $164,303
period (000
omitted)

Ratio of expenses to             .77% A             .77%                .85%
average net assets                                                      E

Ratio of expenses to             .76% A, F          .76%                .83%
average net assets                                  F                   F
after expense
reductions

Ratio of net                     1.99% A            2.29%               2.49%
investment income
to average net
assets

Portfolio turnover rate          27% A              28%                 38%

Average commission               $  .0364          $  .0367
rate G

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD
CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO

FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                          PAST 1   LIFE OF
JUNE 30, 1997                          YEAR     FUND

CONTRAFUND                             25.07%    29.11%

S&P 500(registered trademark)          34.70%    33.11%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's return to the performance of the Standard & Poor's 500
Index -a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. The life of the fund figures are from commencement of operations January 3, 1995.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURN WOULD BE LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. $10,000 OVER LIFE OF FUND
  1995/01/03         10000.00  10000.00
  1995/01/31         9870.00  10258.23
  1995/02/28         10370.00  10658.00
  1995/03/31         10890.00  10972.51
  1995/04/30         11480.00  11295.66
  1995/05/31         11730.00  11747.14
  1995/06/30         12490.00  12020.03
  1995/07/31         13470.00  12418.61
  1995/08/31         13640.00  12449.78
  1995/09/30         13940.00  12975.16
  1995/10/31         13650.00  12928.84
  1995/11/30         13900.00  13496.42
  1995/12/31         13971.98  13756.36
  1996/01/31         14073.30  14224.63
  1996/02/29         14124.25  14356.49
  1996/03/31         14584.49  14494.74
  1996/04/30         15065.18  14708.39
  1996/05/31         15239.05  15087.72
  1996/06/30         15116.32  15145.21
  1996/07/31         14410.62  14476.09
  1996/08/31         14962.90  14781.39
  1996/09/30         15597.01  15613.29
  1996/10/31         16077.71  16043.91

  1996/11/30         17039.10  17256.66
  1996/12/31         16936.82  16914.81
  1997/01/31         17591.38  17971.65
  1997/02/28         17103.08  18112.54
  1997/03/31         16660.22  17368.30
  1997/04/30         17060.91  18405.19
  1997/05/31         18115.35  19525.70
  1997/06/30         18906.18  20400.45
Let's say hypothetically that $10,000 was invested in Contrafund Portfolio on January 3, 1995, when the fund started. As the chart shows, by June 30, 1997, the value of the investment would have grown to $18,906 - a 89.06% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $20,400 - a 104.00% increase. INVESTMENT SUMMARY
TOP TEN STOCKS AS OF JUNE 30, 1997
                                                       % OF FUND'S
                                                       INVESTMENTS

Schlumberger Ltd.                                      1.6

Microsoft Corp.                                        1.2

Lucent Technologies, Inc.                              1.1

Home Depot, Inc. (The)                                 1.1

American International Group, Inc.                     1.1

Royal Dutch Petroleum Co.                              1.0

Alcatel Alsthom Compagnie Generale d'Electricite SA    1.0

Texas Instruments, Inc.                                1.0

Tyco International Ltd.                                1.0

Westinghouse Electric Corp.                            1.0

TOP TEN MARKET SECTORS AS OF JUNE 30, 1997
                                                       % OF FUND'S
                                                       INVESTMENTS

Technology                                             14.8

Finance                                                13.5

Energy                                                 12.8

Retail & Wholesale                                     7.5

Industrial Machinery & Equipment                       6.2

Media & Leisure                                        6.2

Durables                                               4.8

Basic Industries                                       4.8

Health                                                 4.7

Nondurables                                            3.8

VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW


An interview with
Will Danoff, Portfolio Manager of
Contrafund Portfolio
Q. HOW DID THE FUND PERFORM, WILL?
A. Results were disappointing. For the six months that ended June 30, 1997, the fund trailed the 20.61% return of the Standard & Poor's 500 Index. From a 12-month perspective, the fund also lagged the S&P 500, which had a return of 34.70%. I consider this performance to be unsatisfactory and I'm working as hard as ever with Fidelity's research staff to find stocks that can help boost second-half performance.
Q. WHAT FACTORS WERE BEHIND THE FUND'S UNDERPERFORMANCE RELATIVE TO THE S&P 500?
A. A primary reason was the narrowness of the market. By that I mean that the market's advance was concentrated chiefly among stocks of the largest companies in the index. To illustrate, shares of the 100 largest S&P 500 stocks appreciated approximately 25% over the past six months, while the 100 smallest stocks in the index rose only around 15%. This phenomenon hurt the fund, which tends to emphasize small- and mid-sized companies.
Q. WERE THERE ANY OTHER SPECIFIC FACTORS THAT HAD A NEGATIVE IMPACT ON THE FUND'S RETURN?
A. The fund's underweighting in health care stocks relative to the index -health care stocks make up around 11% of the index, while they comprised almost 5% of the fund - hurt performance. With governments throughout the world attempting to limit health care expenditure growth and U.S. health maintenance organizations
(HMOs) trying to contain industry costs, I thought the industry would suffer a slowdown. Unfortunately, many health care stocks - particularly pharmaceuticals -continued to perform well, rising about 23% during the period. Thus, my strategy of underweighting these stocks hurt the fund's return.
Q. ASIDE FROM HEALTH STOCKS, HOW DID OTHER SECTORS PERFORM DURING THE PERIOD?
A. The finance sector, which accounted for around 14% of the fund's investments at the end of the period, rose approximately 23%. This strong showing was due largely to falling interest rates, good expense control and continuing industry consolidation. Some financial stocks held by the fund included American International Group, a leading insurer with operations in Asia; Washington Mutual, a rapidly growing West Coast thrift; and First Bank Systems, a Minneapolis bank with one of the lowest expense ratios in the industry and a recent acquirer of another stock in Contrafund's portfolio, U.S. Bancorp. On the other hand, the fund's energy exploration and production positions were hurt by falling oil and natural gas prices. As of period end, the fund's exposure to these stocks had fallen from about 23% six months ago to approximately 13%. Low capital investment in the energy sector has resulted in a tight supply of oil service equipment. Examples of fund positions that benefited from this positive trend included Schlumberger, Halliburton, ENSCO International and Smith International, all top 25 positions within the portfolio.
Q. DID YOU PLAY ANY OTHER PARTICULAR THEMES DURING THE PERIOD?
A. One area of optimism is the Internet and certain stocks that could benefit from the Internet's popularity. The cable television industry is an example. These stocks have had a tough four-year stretch, as government regulation limited companies' ability to raise prices, and subscriber growth slowed. As a result, the market still holds a pessimistic view on cable TV stocks. However, with the Internet's popularity, these companies have a huge opportunity to reaccelerate their earnings growth. Many cable TV companies are offering access to the Internet at dramatically faster speeds than is currently available over telephone wires. This could help turn the cable TV industry's fortunes around. Along the same lines, the technology and telecommunications industries could also benefit from the Internet demand. Two of the fund's top positions - Lucent Technologies and Alcatel - are leading providers of the equipment being used to improve the Internet's operating efficiency.
Q. WHAT'S YOUR OUTLOOK?
A. As I mentioned, the biggest stocks in the S&P 500 are quite expensive, a trend that could continue for several years. If it does, I'll continue my contrarian approach of looking for undervalued companies that are growing their earnings rapidly and therefore have the capability to produce good share price appreciation.


FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than $706 million
MANAGER: George Vanderheiden, since inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 93.0%
SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 2.3%
AEROSPACE & DEFENSE - 2.2%
AlliedSignal, Inc.   115,900 $ 9,736,589
Boeing Co.   178,500  9,471,656
GenCorp, Inc.   96,700  2,236,188
General Motors Corp. Class H  10,600  612,150
Gulfstream Aerospace Corp. (a)  125,000  3,687,500
Kellstrom Industries, Inc. (a)  189,100  2,978,325
Lockheed Martin Corp.   116,000  12,013,250
Sundstrand Corp.   99,300  5,542,181
Textron, Inc.    104,700  6,949,463
United Technologies Corp.  205,400 17,048,200
  70,275,502
DEFENSE ELECTRONICS - 0.0%
Datum, Inc. (a)  8,000  248,000
Raytheon Co.    11,900  606,900
  854,900
SHIP BUILDING & REPAIR - 0.1%
General Dynamics Corp.    23,600  1,770,000
TOTAL AEROSPACE & DEFENSE 72,900,402
BASIC INDUSTRIES - 4.8%
CHEMICALS & PLASTICS - 2.5%
Air Products & Chemicals, Inc.  27,100  2,201,875
Avery Dennison Corp. 6,200  248,775
Cambrex Corp.  90,800  3,609,300
Crompton & Knowles Corp.   332,292  7,393,497
Cytec Industries, Inc. (a)  170,100  6,357,488
du Pont (E.I.) de Nemours & Co.   65,400  4,112,025
Engelhard Corp.   1,000  20,938
FMC Corp. (a)  1,800  142,988

Ferro Corp.  24,000  889,500
Fuller (H.B.) Co.  53,900  2,964,500
Goodrich (B.F.) Co.   47,600  2,061,675
International Specialty Products, Inc. (a)  75,500  1,061,719
Monsanto Co.  337,500  14,533,594
Morton International, Inc.   150,900  4,555,294
Nalco Chemical Co.  46,100  1,780,613
Praxair, Inc.  138,500  7,756,000
Raychem Corp.  22,600  1,680,875
Sealed Air Corp. (a)  242,100  11,499,750
Union Carbide Corp.  42,600  2,004,863
W.R. Grace & Co.  62,900  3,467,363
Witco Corp.   53,000  2,010,688
  80,353,320
IRON & STEEL - 0.1%
Aeroquip Vickers, Inc.   9,700  458,325
Nucor Corp.  51,000  2,881,500
Steel Dynamics, Inc. (a)  42,100  1,052,500
  4,392,325
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   44,300  1,511,266
Aluminum Co. of America  103,600  7,808,850
Falconbridge Ltd.   79,200  1,554,572
Reynolds Metals Co.   62,600  4,460,250
Rio Tinto PLC (Reg.)  309,900  5,398,794
  20,733,732
PACKAGING & CONTAINERS - 0.5%
Crown Cork & Seal Co., Inc.   48,800  2,607,750
Owens-Illinois, Inc. (a)  397,900  12,334,900

 SHARES VALUE (NOTE 1)
Peak International, Ltd.   38,900 $ 466,800
Silgan Holdings, Inc.   37,100  1,437,625
  16,847,075
PAPER & FOREST PRODUCTS - 1.0%
Abitibi-Consolidated, Inc.   28,300  505,266
American Pad & Paper Co. (a)  90,100  1,520,438
Bowater, Inc.   23,900  1,105,375
Champion International Corp.   39,900  2,204,475
Deltic Timber Corp.   16,557  485,327
Fort Howard Corp. (a)  12,400  627,750
Georgia-Pacific Corp.   12,500  1,067,188
International Paper Co.   29,300  1,422,881
James River Corp. of Virginia  271,600  10,049,200
Kimberly-Clark Corp.   181,100  9,009,725
Mail-Well, Inc. (a)  83,500  2,379,750
Temple-Inland, Inc.   33,000  1,782,000
  32,159,375
TOTAL BASIC INDUSTRIES   154,485,827
CONSTRUCTION & REAL ESTATE - 3.3%
BUILDING MATERIALS - 0.9%
American Residential Services, Inc. (a)  42,100  978,825
American Standard Companies,
 Inc. (a)  9,400  420,650
Coltec Industries, Inc. (a)  166,900  3,254,550
Lilly Industrial Coatings, Inc. Class A  66,400  1,336,300
Mark IV Industries, Inc.    25,000  600,000
Masco Corp.   168,600  7,039,050
Medusa Corp.   20,200  775,175
Nortek, Inc. (a)  29,200  704,450
Sherwin-Williams Co.   140,500  4,337,938
Southdown, Inc.   73,600  3,210,800
USG Corp. (a)  155,400  5,672,100
York International Corp.   2,100  96,600
  28,426,438
CONSTRUCTION - 0.1%
Centex Corp.   31,500  1,279,688
Lennar Corp.   33,300  1,063,519
Morrison Knudsen Corp. (a)  56,700  772,538
Walter Industries, Inc. (a)  3,600  60,300
  3,176,045
ENGINEERING - 0.0%
DSP Group, Inc. (a)  13,900  208,283
Stone & Webster, Inc.   1,300  55,494
  263,777
REAL ESTATE - 0.2%
Boston Properties, Inc.   67,200  1,848,000
Catellus Development Corp. (a)  18,700  338,938
Crescent Operating, Inc.   27,790  333,480
Rouse Co. (The)  185,723  5,478,829
Stewart Enterprises, Inc. Class A  2,100  88,200
  8,087,447
REAL ESTATE INVESTMENT TRUSTS - 2.1%
Arden Realty Group, Inc.   74,300  1,931,800
BRE Properties, Inc. Class A  3,600  90,450
Bay Apartment Communities, Inc.  40,200  1,487,400
Bedford Property Investors, Inc.   72,900  1,467,113
Bradley Real Estate Trust (SBI)  33,200  639,100
Cali Realty Corp.  49,300  1,676,200
Crescent Real Estate Equities, Inc.   277,900  8,823,325
Duke Realty Investors, Inc.   22,400  907,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED

Equity Residential Properties Trust (SBI)  121,000 $ 5,747,500
Essex Property Trust, Inc.   13,300  427,263
Felcor Suite Hotels, Inc.  132,700  4,943,075
First Industrial Realty Trust, Inc.   80,200  2,345,850
Glenborough Realty Trust, Inc.   53,000  1,338,250
Golf Trust of America, Inc.  89,600  2,492,000
Home Properties of NY, Inc.  8,900  200,250
Irvine Apartment Communities, Inc.   3,600  106,200
Kilroy Realty Corp.   11,800  297,950
Kimco Realty Corp.   70,100  2,225,675
LTC Properties, Inc.   51,700  937,063
Macerich Co.   60,400  1,676,100
Pacific Gulf Properties, Inc.   2,600  57,200
Patriot American Hospitality, Inc.  147,800  3,768,900
Public Storage, Inc.  40,700  1,190,475
Reckson Associates Realty Corp.   124,500  2,863,500
Speiker Properties, Inc.   72,200  2,540,538
Starwood Lodging Trust combined
 certificate (SBI)   270,000  11,525,625
Sunstone Hotel Investors, Inc.  32,600  472,700
Urban Shopping Centers, Inc.   5,100  162,563
Vornado Realty Trust  32,900  2,372,913
Weeks Corp.  31,300  978,125
  65,692,303
TOTAL CONSTRUCTION & REAL ESTATE   105,646,010
DURABLES - 4.8%
AUTOS, TIRES, & ACCESSORIES - 2.1%
Chrysler Corp.   212,200  6,962,813
Circuit City Stores, Inc. - CarMax Group  88,400  1,265,225
Cross-Continent Auto Retailers, Inc. (a)  43,900  463,694
Danaher Corp.   227,100  11,539,519
Eaton Corp.   28,400  2,479,675
Echlin, Inc.    49,400  1,778,400
Federal-Mogul Corp.   40,700  1,424,500
Ford Motor Co.   293,000  11,060,750
General Motors Corp.   103,200  5,746,950
Lear Corp. (a)  131,000  5,813,125
Navistar International Corp. (a)  203,600  3,512,100
O'Gara Co. (a)  297,400  3,048,350
OmniQuip International, Inc.   24,400  564,250
SPX Corp.   102,400  6,636,800
Superior Industries International, Inc.   1,700  45,050
TRW, Inc.   9,600  545,400
Tower Automotive, Inc. (a)  41,500  1,784,500
Toyota Motor Corp.   66,000  1,945,833
United Auto Group, Inc. (a)  50,300  996,569
  67,613,503
CONSUMER DURABLES - 1.2%
Blyth Industries, Inc. (a)  14,100  475,875
Corning, Inc.  249,700  13,889,563
Minnesota Mining & Manufacturing Co. 203,200 20,726,400 Samsonite Corp. (a) 50,300 2,219,488
  37,311,326
CONSUMER ELECTRONICS - 0.5%
Electrolux AB  7,100  513,120
Gemstar International Group Ltd. (a)  46,900  861,788
Maytag Co.   48,400  1,264,450
Philips Electronics NV  165,000  11,859,375

 SHARES VALUE (NOTE 1)
Philips Electronics NV (Bearer)  36,350 $ 2,602,113
Sunbeam-Oster, Inc.   12,500  471,875
  17,572,721
HOME FURNISHINGS - 0.3%
Carpetright PLC  347,500  2,903,986
Furniture Brands International, Inc.   12,500  242,188
Leggett & Platt, Inc.  61,500  2,644,500
Linens'n Things, Inc.  91,800  2,719,575
Miller (Herman), Inc.  4,000  144,000
  8,654,249
TEXTILES & APPAREL - 0.7%
Cutter & Buck, Inc. (a)  144,200  2,343,250
Dexter Corp.  50,200  1,606,400
House of Fraser PLC Class L  673,400  1,788,009
Intimate Brands, Inc. Class A  41,500  871,500
Kellwood Co.   6,400  177,600
Liz Claiborne, Inc.   117,900  5,497,088
Mohawk Industries, Inc. (a)  2,100  47,775
Oxford Industries, Inc.   33,100  939,213
Polo Ralph Lauren Corp. Class A  9,100  249,113
Reebok International Ltd.   154,000  7,199,500
Stride Rite Corp.   41,100  529,163
Unifi, Inc.   22,300  833,463
Warnaco Group, Inc. Class A  45,000  1,434,375
  23,516,449
TOTAL DURABLES  154,668,248
ENERGY - 12.8%
ENERGY SERVICES - 6.3%
BJ Services Co. (a)  172,700  9,261,038
Baker Hughes, Inc.  120,300  4,654,106
Diamond Offshore Drilling, Inc. (a)  208,500  16,236,938
Dresser Industries, Inc.  190,300  7,088,675
ENSCO International, Inc. (a)  475,387  25,076,664

Falcon Drilling, Inc. (a)  75,800  4,367,975
Global Marine, Inc. (a)  217,000  5,045,250
Halliburton Co.   305,900  24,242,575
Marine Drilling Companies, Inc. (a)  287,300  5,638,263
McDermott International, Inc.   195,700  5,711,994
Nabors Industries, Inc. (a)  311,300  7,782,500
Noble Drilling Corp. (a)  260,100  5,868,506
Reading & Bates Corp. (a)  29,300  783,775
Smedvig AS, Series B  55,200  1,356,136
Santa Fe International Corp.   7,200  244,800
Schlumberger Ltd.   402,200  50,275,000
Smith International, Inc. (a)  361,600  21,967,200
Varco International, Inc. (a)  63,300  2,041,425
Weatherford Enterra, Inc. (a)  81,100  3,122,350
Western Atlas, Inc. (a)  8,800  644,600
  201,409,770
OIL & GAS - 6.5%
Amoco Corp.   120,500  10,475,969
Anadarko Petroleum Corp.   5,000  300,000
Atlantic Richfield Co.   12,400  874,200
Barrett Resources Corp. (a)  600  17,963
British Petroleum PLC ADR  292,284  21,884,765
Burlington Resources, Inc.   220,000  9,707,500
Camco International, Inc.   168,600  9,230,850
Canadian Natural Resources Ltd. (a)  186,400  4,840,068
Chesapeake Energy Corp. (a)  10,700  104,994
Coastal Corp. (The)  109,900  5,845,306
Cooper Cameron Corp. (a)  167,140  7,813,795
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Enron Oil & Gas Co.  7,000 $ 126,875
Forcenergy Gas Exploration, Inc. (a)  107,900  3,277,463
Mesa, Inc. (a)  160,600  923,450
Mobil Corp.   130,700  9,132,663
Murphy Oil Corp.   153,900  7,502,625
Newfield Exploration Co. (a)  214,300  4,286,000
Norcen Energy Resources Ltd.   17,800  424,163
Ocean Energy, Inc. (a)  9,800  453,250
Oryx Energy Co. (a)  46,400  980,200
Parker & Parsley Petroleum Co.   53,100  1,878,413
Penn West Petroleum Ltd. (a)  38,600  493,456
Penn West Petroleum Ltd. (a)(b)  68,600  876,971
Petsec Energy Ltd. sponsored ADR  73,000  1,660,750
Phillips Petroleum Co.   85,900  3,758,125
Pogo Producing Co.   133,000  5,145,438
Renaissance Energy Ltd. (a)  238,800  6,641,741
Rio Alto Exploration Ltd. (a)  32,200  269,373
Royal Dutch Petroleum Co.   598,000  32,516,250
Santa Fe Energy Resources, Inc. (a)  217,700  3,197,469
Swift Energy Co. (a)  127,300  3,039,288
Texaco, Inc.   102,500  11,146,875
Tosco Corp.   379,900  11,373,256
Total SA Class B  123,633  12,489,031
United Meridian Corp. (a)  138,300  4,149,000
Unocal Corp.   287,400  11,154,713
Vastar Resources, Inc.   4,000  140,250
Vintage Petroleum, Inc.  11,000  338,250
YPF Sociedad Anonima sponsored ADR  2,600  79,950
YPF Sociedad Anonima D shares  4,200  129,379
  208,680,077
TOTAL ENERGY   410,089,847
FINANCE - 13.5%
BANKS - 3.9%
Bank of New York Co., Inc.   229,300  9,974,550
Bank of Nova Scotia Halifax  2,600  114,314
BankBoston Corp.  500  36,031
BankAmerica Corp.   331,900  21,428,294
Citicorp  24,200  2,917,613
Comerica, Inc.  71,300  4,848,400
Credit Suisse Group (Reg.)  87,200  11,187,137
Credito Italiano Ord.   1,584,000  2,897,378
Fifth Third Bancorp  23,200  1,903,850
First Bank System, Inc.   224,500  19,166,688
First Union Corp.  29,400  2,719,500
HSBC Holdings PLC   226,655  6,716,164
Imperial Bancorp  6,200  179,025
Lloyds TSB Group PLC  198,900  2,039,630
Mellon Bank Corp.   28,500  1,286,063
National City Corp.  98,100  5,150,250
North Fork Bancorp., Inc.   186,500  3,986,438
Norwest Corp.  43,000  2,418,750
Royal Bank of Canada  6,200  280,889
Standard Chartered Bank PLC  278,000  4,239,125
Star Banc Corp.   1,900  80,275
Texas Regional Bancshares, Inc.
 Class A (vtg.)  116,300  4,884,600
U.S. Bancorp  168,700  10,817,888

 SHARES VALUE (NOTE 1)
Wells Fargo & Co.   11,500 $ 3,099,250
Zions Bancorp  83,200  3,130,400
  125,502,502

CLOSED-END INVESTMENT COMPANIES - 0.1%
Morgan Stanley Emerging Markets
 Fund, Inc.  23,900  427,213
Morgan Stanley Asia-Pacific Fund, Inc.   82,100  862,050
Templeton Dragon Fund, Inc.   43,400  705,250
  1,994,513
CREDIT & OTHER FINANCE - 1.9%
American Express Co.   263,900  19,660,550
Associates First Capital Corp.   23,200  1,287,600
Finova Group, Inc.   32,800  2,509,200
Fleet Financial Group, Inc.   240,300  15,198,975
Greenpoint Financial Corp.   159,200  10,596,750
Homeside, Inc.  2,100  45,319
Household International, Inc.   83,900  9,853,006
  59,151,400
FEDERAL SPONSORED CREDIT - 1.3%
Federal Home Loan Mortgage
 Corporation  487,400  16,754,375
Federal National Mortgage Association  582,400  25,407,200
  42,161,575
INSURANCE - 4.6%
AFLAC, Inc.   39,400  1,861,650
ARM Financial Group, Inc. Class A  2,300  46,000
ACE Ltd.   31,700  2,341,838
Aetna, Inc.   68,800  7,043,400
Allmerica Financial Corp.   79,400  3,166,075
Allstate Corp.   296,700  21,659,100
AMBAC, Inc.   12,000  916,500
American General Corp.   28,400  1,356,100
American International Group, Inc.   225,800  33,728,875
Aon Corp.   61,350  3,174,863
Berkshire Hathaway, Inc. (a)  60  2,832,000
Brascan Ltd. Class A  13,600  336,392
CIGNA Corp.   38,900  6,904,750
Chubb Corp. (The)  8,800  588,500
Exel Ltd.   6,200  327,050
Hartford Financial Services Group, Inc.   78,100  6,462,775
MGIC Investment Corp.  31,500  1,510,031
Mid Ocean Ltd.   4,900  256,944
Old Republic International Corp.   9,500  287,969
Progressive Corp.   51,400  4,471,800
Provident Companies, Inc.   19,100  1,021,850
Providian Financial Corp. (a)  13,000  417,625
Reinsurance Group of America, Inc.   4,000  230,000
Reliastar Financial Corp.  24,600  1,798,875
St. Paul Companies, Inc. (The)  24,000  1,830,000
Security-Connecticut Corp.   70,800  3,898,425
SunAmerica, Inc.  77,900  3,797,625
Torchmark Corp.   65,200  4,645,500
Travelers Property Casualty Corp.
 Class A  90,800  3,620,650
Travelers Group, Inc. (The)  305,766  19,282,368
UNUM Corp.  124,200  5,216,400
USF&G Corp.   152,200  3,652,800
  148,684,730
SAVINGS & LOANS - 1.6%
Ahmanson (H.F.) & Co.   90,400  3,887,200
Charter One Financial Corp.   25,185  1,356,842
Dime Bancorp., Inc.  117,400  2,054,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Glendale Federal Bank FSB (a)  247,900 $ 6,476,388
Golden West Financial Corp.  71,080  4,975,600
Great Western Financial Corp.   182,200  9,793,250
Ocwen Financial Corp.      10,000  326,250
TCF Financial Corp.      50,300  2,483,563
Washington Mutual, Inc.   323,900  19,353,025
  50,706,618
SECURITIES INDUSTRY - 0.1%
Guoco Group Ltd.  450,000  2,369,950
Morgan Stanley Dean Witter Discover
 and Co.  18,900  813,881
  3,183,831
TOTAL FINANCE   431,385,169
HEALTH - 4.6%
DRUGS & PHARMACEUTICALS - 2.1%
Andrx Corp.   78,600  3,006,450
Barr Laboratories, Inc. (a)  207,700  9,138,800
Bristol-Myers Squibb Co.   118,400  9,590,400
Elan Corp. PLC ADR (a)  55,400  2,506,850
Glaxo PLC sponsored ADR  12,500  522,656
Immunex Corp.  1,000  36,250
Interneuron Pharmaceuticals, Inc.   3,600  72,450
Merck & Co., Inc.  11,400  1,179,900
Novartis AG (Reg.)  15,111  24,132,107
Pfizer, Inc.  58,400  3,489,400
Schering-Plough Corp.   156,000  7,468,500
Sepracor, Inc. (a)  23,400  604,013
Warner-Lambert Co.  55,800  6,933,150
  68,680,926
MEDICAL EQUIPMENT & SUPPLIES - 0.6%
Bausch & Lomb, Inc.   56,700  2,671,988

Baxter International, Inc.   38,700  2,022,075
Boston Scientific Corp. (a)  2,300  141,306
Cardinal Health, Inc.   22,500  1,288,125
McKesson Corp.   12,500  968,750
Medtronic, Inc.    51,200  4,147,200
Nitinol Medical Technologies, Inc.   1,000  15,125
St. Jude Medical, Inc. (a)  102,400  3,993,600
Sybron International Corp. (a)  36,800  1,467,400
Ventana Medical Systems, Inc.   65,000  804,375
  17,519,944
MEDICAL FACILITIES MANAGEMENT - 1.9%
Beverly Enterprises, Inc. (a)  75,400  1,225,250
Carematrix Corp. (a)  53,200  1,313,375
Columbia/HCA Healthcare Corp.   7,800  306,638
Coventry Corp. (a)  102,600  1,551,825
FPA Medical Management, Inc.   11,500  272,406
HEALTHSOUTH Rehabilitation Corp. (a)  617,500  15,398,906
Health Management Associates, Inc.
Class A (a)  316,200  9,011,700
Humana, Inc. (a)  46,900  1,084,563
Integrated Health Services, Inc.   194,100  7,472,850
NovaCare, Inc. (a)  48,600  674,325
Oxford Health Plans, Inc. (a)  64,600  4,635,050
Quorum Health Group, Inc. (a)  9,300  332,475
Safeguard Health Enterprises, Inc. (a)  63,700  676,813
Sunrise Assisted Living, Inc. (a)  119,300  4,175,500
Tenet Healthcare Corp. (a)  196,400  5,806,075

SHARES VALUE (NOTE 1)
Trigon Healthcare, Inc.   131,000 $ 3,176,750
United HealthCare Corp.   36,500  1,898,000
Vencor, Inc. (a)  31,500  1,330,875
60,343,376
TOTAL HEALTH   146,544,246
HOLDING COMPANIES - 0.5%
Norfolk Southern Corp.   161,500  16,271,125
PartnerRe Ltd.   16,000  610,000
Triarc Companies, Inc. Class A (a)  24,000  489,000
  17,370,125
INDUSTRIAL MACHINERY & EQUIPMENT - 6.2%
ELECTRICAL EQUIPMENT - 1.9%
AMETEK, Inc.   67,000  1,574,500
Common Development International
 Ltd. (a)(b)  41,200  753,486
Computer Products, Inc. (a)  2,100  52,500
General Electric Co.   85,400  5,583,025
General Instrument Corp. (a)  86,800  2,170,000
Honeywell, Inc.  43,000  3,262,625
Kuhlman Corp.  9,900  319,275
Loral Space & Communications Ltd. (a)  864,600  12,969,000
Roper Industries, Inc.   8,700  451,313
Scientific-Atlanta, Inc.   166,900  3,650,938
Spectrain Corp.  3,100  114,313
Viasat, Inc.   6,800  98,600
Westinghouse Electric Corp.   1,348,615  31,186,722
  62,186,297
INDUSTRIAL MACHINERY & EQUIPMENT - 3.2%
AGCO Corp.   10,200  366,563
Case Corp.   204,100  14,057,388
Caterpillar, Inc.  84,000  9,019,500
Cooper Industries, Inc.   26,800  1,333,300
Dover Corp.   34,600  2,127,900
Harnischfeger Industries, Inc.   80,200  3,328,300
Illinois Tool Works, Inc.   209,900  10,481,881
Ingersoll-Rand Co.   121,000  7,471,750
Kaydon Corp.  117,800  5,845,825
Keystone International, Inc.   98,700  3,423,656
New Holland NV  324,100  8,872,238
Parker-Hannifin Corp.  16,000  971,000
Stanley Works  63,300  2,532,000
Tyco International Ltd.  453,714  31,560,506
Thermo Fibergen, Inc.
rights 12/31/01 (a)  13,700  36,819
101,428,626
POLLUTION CONTROL - 1.1%
Allied Waste Industries, Inc. (a)  17,300  300,588
Browning-Ferris Industries, Inc.    32,800  1,090,600
Thermo Instrument Systems, Inc. (a)  68,800  2,107,000
USA Waste Services, Inc. (a)  573,780  22,162,253
United Waste Systems, Inc. (a)  186,200  7,634,200
Waste Management, Inc.   2,800  89,950
33,384,591
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   196,999,514
MEDIA & LEISURE - 6.2%
BROADCASTING - 1.6%
APT Satellite Holdings Ltd.
sponsored ADR  263,500  3,326,688
American Radio Systems Corp.
 Class A (a)  32,700  1,303,913
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Asia Satellite Telecommunications

 Holdings Ltd.   255,000 $ 781,754
Canal Plus SA  2,200  428,013
Clear Channel Communications, Inc. (a)  41,400  2,548,688
Cox Communications, Inc. Class A (a)  56,300  1,351,200
Evergreen Media Corp. Class A (a)  5,600  249,900
HSN, Inc. (a)  8,300  259,375
Jacor Communications, Inc. Class A (a)  110,100  4,211,325
Metro Networks, Inc. (a)  40,500  982,125
Smartalk Teleservices, Inc. (a)  46,900  726,950
TCA Cable TV, Inc.  9,300  349,913
TCI Group Class A (a)  269,100  4,002,863
Telemundo Group, Inc. Class A (a)  136,400  3,273,600
Time Warner, Inc.  488,100  23,550,825
Univision Communications, Inc.
 Class A (a)  9,900  387,338
Westwood One, Inc. (a)  50,000  1,612,500
49,346,970
ENTERTAINMENT - 0.8%
Airtours PLC  29,600  572,577
Disney (Walt) Co.   237,800  19,083,450
Family Golf Centers, Inc. (a)  12,200  280,600
Premier Parks, Inc. (a)  93,300  3,440,438
Regal Cinemas, Inc. (a)  19,600  646,800
Viacom, Inc. (a):
 Class A  39,900  1,184,531
 Class B (non-vtg.)  49,800  1,494,000
  26,702,396
LEISURE DURABLES & TOYS - 1.0%
Brunswick Corp.  200,500  6,265,625
Callaway Golf Co.  67,700  2,403,350
Champion Enterprises, Inc. (a)  36,600  549,000
Harley-Davidson, Inc.   35,200  1,687,400
Hasbro, Inc.   466,025  13,223,459
Mattel, Inc.   142,550  4,828,881
Nintendo Co. Ltd. Ord.  33,300  2,788,434
  31,746,149
LODGING & GAMING - 1.0%
Bristol Hotel Co. (a)  7,200  277,200
Doubletree Corp. (a)  39,000  1,603,875
Four Seasons Hotels, Inc.   125,800  3,735,777
HFS, Inc. (a)  260,600  15,114,800
Hilton Hotels Corp.  3,600  95,625
Host Marriott Corp. (a)  102,900  1,832,906
ITT Corp.  6,300  384,117
La Quinta Motor Inns, Inc.  132,700  2,902,813
Marriott International, Inc.  3,000  184,125
Patriot American Hospitality, Inc.   76,700  3,458,217
WMS Industries, Inc.  105,300  2,639,081
  32,228,536
PUBLISHING - 0.8%
Big Flower Press Holdings, Inc. (a)  194,600  4,037,950
Dow Jones & Co., Inc.  32,500  1,306,094
Harte Hanks Communications, Inc.   7,700  227,150
Meredith Corp.  51,500  1,493,500
New York Times Co. (The) Class A  99,900  4,945,050
Pearson, PLC  215,600  2,498,009
Playboy Enterprises, Inc. Class B (a)  30,400  351,500

 SHARES VALUE (NOTE 1)
Times Mirror Co. Class A  158,900 $ 8,779,225
Tribune Co.   61,500  2,955,844
  26,594,322
RESTAURANTS - 1.0%
Boston Chicken, Inc. (a)  88,100  1,233,400
Chart House Enterprises, Inc.  4,800  35,976
Compass Group PLC Ord.   46,600  522,468
Cracker Barrel Old Country Store, Inc.  10,800  286,200
Fine Host Corp. (a)  31,500  992,250
Foodmaker, Inc. (a)  58,600  959,575
Landry's Seafood Restaurants, Inc. (a)  96,000  2,208,000
Logan's Roadhouse, Inc. (a)  24,900  591,375
Lone Star Steakhouse Saloon  2,600  67,600
McDonald's Corp.   246,700  11,918,694
Morton's Restaurant Group, Inc. (a)  316,900  6,298,388
Papa John's International, Inc. (a)  14,400  529,200
Rainforest Cafe, Inc. (a)  11,100  281,663
ShowBiz Pizza Time, Inc. (a)  77,700  2,049,338
Starbucks Corp. (a)  17,600  685,300
30,124,896
TOTAL MEDIA & LEISURE   196,743,269
NONDURABLES - 3.8%
AGRICULTURE - 0.1%
Pioneer Hi-Bred International, Inc.   17,900  1,432,000
BEVERAGES - 0.7%
Cadbury-Schweppes PLC Ord.  1,103,597  9,847,166
Coors (Adolph) Co. Class B  25,000  665,625
COTT Corp.  6,200  66,012
PepsiCo, Inc.   343,600  12,906,475
  23,485,278
FOODS - 1.5%
CPC International, Inc.   2,100  193,856
Campbell Soup Co.   133,400  6,670,000
Dean Foods Co.   103,100  4,162,663

Dole Food, Inc.   30,000  1,282,500
Earthgrains Co.   6,200  406,488
Flowers Industries, Inc.   30,000  504,375
Hershey Foods Corp.  83,500  4,618,594
Interstate Bakeries Corp.  7,800  462,638
Nabisco Holdings Corp. Class A  182,500  7,277,188
Nestle SA (Reg.)  6,735  8,875,546
Ralston Purina Co.   83,600  6,870,875
Sara Lee Corp.   87,100  3,625,538
Tasty Baking Co.   500  8,750
Tootsie Roll Industries, Inc.   23,455  1,043,748
Tyson Foods, Inc.   88,400  1,690,650
  47,693,409
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.   24,200  647,350
Dial Corp.   249,800  3,903,125
Estee Lauder Companies, Inc.   12,100  608,025
Gillette Co.   163,100  15,453,725
Premark International, Inc.   69,500  1,859,125
Stanhome, Inc.   5,500  180,813
Unilever NV:
 Ord.   74,810  15,738,248
 ADR  21,430  4,587,359
  42,977,770
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
NONDURABLES - CONTINUED
TOBACCO - 0.2%
Consolidated Cigar Holdings, Inc.
 Class A (a)  93,000 $ 2,580,750
Culbro Corp. (a)  2,200  306,213
Dimon, Inc.   7,200  190,800
Gallaher Group PLC sponsored ADR (a)  79,700  1,469,469
General Cigar Holdings, Inc. Class A  10,700  314,981
Swisher International Group, Inc.
 Class A  60,100  1,036,725
Universal Corp.   8,200  260,350
  6,159,288
TOTAL NONDURABLES     121,747,745
PRECIOUS METALS - 0.7%
Euro-Nevada Mining Ltd.   177,700  5,470,068
Franco-Nevada Mining Corp.    228,900  11,481,060
Getchell Gold Corp. (a)  43,300  1,526,325
Indochina Goldfields Ltd. (a)  133,900  630,391
Indochina Goldfields Ltd. (a)(b)  75,600  355,919
Newmont Mining Corp.   48,000  1,872,000
  21,335,763
RETAIL & WHOLESALE - 7.4%
APPAREL STORES - 0.8%
AnnTaylor Stores Corp. (a)  53,600  1,045,200
Charming Shoppes, Inc. (a)  1,202,800  6,277,113
Footstar, Inc. (a)  17,500  457,188
Gap, Inc.   113,000  4,392,875
Goody's Family Clothing (a)  161,900  4,432,013
Payless ShoeSource, Inc. (a)  34,488  1,886,063
Ross Stores, Inc.   9,800  320,338
TJX Companies, Inc.  219,000  5,776,125
  24,586,915
DRUG STORES - 0.9%
CVS Corp.   524,061  26,858,126
General Nutrition Companies, Inc. (a)  12,400  347,200
  27,205,326
GENERAL MERCHANDISE STORES - 2.2%
Coles Myer Ltd.   261,700  1,359,096
Costco Companies, Inc. (a)  227,400  7,475,775
Dayton Hudson Corp.   176,400  9,382,275
Dollar Tree Stores (a)  20,000  1,007,500
Federated Department Stores, Inc. (a)  41,800  1,452,550
Hudson's Bay Co. Ord.   7,000  157,172
K mart Corp. (a)  319,200  3,910,200
Kohls Corp. (a)  54,600  2,890,388
Meyer (Fred), Inc. (a)  38,900  2,010,644
Michaels Stores, Inc. (a)  3,600  76,275
99 Cents Only Stores (a)  50,000  1,506,250
Nordstrom, Inc.  72,500  3,557,031
Stein Mart, Inc. (a)  99,200  2,976,000
Wal-Mart Stores, Inc.   685,200  23,168,325
Woolworth Corp. (a)  347,200  8,332,800
Woolworths Ltd.   440,700  1,444,973
  70,707,254
GROCERY STORES - 1.1%
Ahold NV  23,645  1,993,591
American Stores Co.  9,600  474,000
Asda Group PLC  866,100  1,787,828
Dominick's Supermarkets, Inc. (a)  161,000  4,286,625

SHARES VALUE (NOTE 1)
Fleming Companies, Inc.   28,500 $ 513,000
Loblaw Companies Ltd.   37,600  517,437
Quality Food Centers, Inc. (a)  142,200  5,403,600
Richfood Holdings, Inc. Class A  313,100  8,140,600
Safeway, Inc. (a)  289,600  13,357,800
  36,474,481
RETAIL & WHOLESALE, MISCELLANEOUS - 2.4%

Barnes & Noble, Inc. (a)  2,200  94,600
Bed Bath & Beyond, Inc.   1,000  30,375
Circuit City Stores, Inc. - Circuit City
 Group  223,900  7,962,444
Comcast Corp.:
 Class A  109,000  2,282,188
 Class A special  123,800  2,646,225
Fabri-Centers of America, Inc.
 Class A (a)  3,500  95,375
Fingerhut Companies, Inc.   23,100  402,806
Hancock Fabrics, Inc.   79,400  1,091,750
Home Depot, Inc. (The)  493,800  34,041,338
Pier 1 Imports, Inc.   7,200  190,800
Staples, Inc. (a)  307,100  7,140,075
Tiffany & Co., Inc.   39,700  1,833,644
Toys "R" Us, Inc. (a)  253,507  8,872,745
U.S. Office Products Co. (a)  291,600  8,912,025
Viking Office Products, Inc. (a)  16,300  309,700
Williams-Sonoma, Inc.   1,000  42,750
  75,948,840
TOTAL RETAIL & WHOLESALE   234,922,816
SERVICES - 3.4%
ADVERTISING - 0.4%
Interpublic Group of Companies, Inc.   75,400  4,622,963
Lycos, Inc. (a)  5,200  66,300
Omnicom Group, Inc.   64,400  3,968,650
Outdoor Systems, Inc. (a)  88,200  3,373,650
  12,031,563
EDUCATIONAL SERVICES - 0.0%
Apollo Group, Inc. Class A (a)  700  24,675
LEASING & RENTAL - 0.6%
Alrenco, Inc. (a)  150,000  1,987,500
Budget Group, Inc. Class A (a)  106,600  3,677,700
Danka Business Systems PLC
 sponsored ADR  21,300  870,638
Hanover Compressor Co.   2,400  46,800
Hertz Corp. Class A  185,700  6,685,200
Rent-Way, Inc. (a)  37,800  557,550
Republic Industries, Inc. (a)  162,400  4,039,700
Ryder Systems, Inc.   48,300  1,593,900
  19,458,988
PRINTING - 0.2%
ASM Lithography Holding NV (a)  56,800  3,322,800
Standard Register Co.   72,300  2,214,188
Valassis Communications, Inc. (a)  35,400  849,600
  6,386,588
SERVICES - 2.2%
ADT Ltd. (a)  465,900  15,374,700
APAC Teleservices, Inc. (a)  695,000  13,509,063
AccuStaff, Inc. (a)  186,400  4,415,350
Assisted Living Concepts, Inc. (a)  8,100  223,763
Borg Warner Security Corp. (a)  37,400  668,525
Corestaff, Inc.   3,100  83,700
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
SERVICES - CONTINUED
SERVICES - CONTINUED
Corrections Corp. of America (a)  29,700 $ 1,180,575
Dun & Bradstreet Corp.   48,300  1,267,875
Ecolab, Inc.   237,400  11,335,850
Hays PLC  271,800  2,579,053
International Service Systems AS,
 Series B (a)  22,100  791,948
Learning Tree International, Inc. (a)  12,200  541,375
National Service Industries, Inc.   48,300  2,351,606
Norrell Corp. GA  7,100  234,300
Personnel Group of America, Inc. (a)  6,900  198,806
Pierce Leahy Corp.   8,600  154,800
Pittston Co. (Brinks Group)  7,600  228,000
Premier Technologies, Inc. (a)  11,700  304,200
Registry, Inc.   1,200  55,200
Rentokil Group PLC  741,244  2,598,696
Robert Half International, Inc. (a)  64,600  3,040,238
Securicor Group PLC  528,800  2,508,836
Securitas AB Class B  83,800  2,366,067
Service Corp. International  8,300  272,863
Snyder Communications, Inc. (a)  15,200  409,450
Staffmark, Inc. (a)  17,300  387,088
SGS Societe Generale de Surveillance
Holdings SA:
(Bearer)  900  1,921,314
(Reg.)  1,340  527,198
Telespectrum Worldwide, Inc. (a)  135,700  954,141
Wackenhut Corp.   2,600  62,400
Wackenhut Corrections Corp. (a)  27,900  812,588
  71,359,568
TOTAL SERVICES   109,261,382
TECHNOLOGY - 14.7%
COMMUNICATIONS EQUIPMENT - 4.2%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  258,660  32,375,388
ADC Telecommunications, Inc.   11,300  377,138
Advanced Fibre Communication, Inc.   93,900  5,669,213
Boston Technology, Inc. (a)  27,600  815,925

Ciena Corp.   84,800  3,996,200
Cisco Systems, Inc. (a)  49,900  3,349,538
DSC Communications Corp. (a)  66,700  1,484,075
Davox Corp. (a)  23,650  845,488
Dynatech Corp. (a)  31,300  1,118,975
Ericsson (L.M.) Telephone Co.:
 Class B  5,800  228,740
 Class B ADR  116,800  4,599,000
Lucent Technologies, Inc.   482,600  34,777,363
Newbridge Networks Corp. (a)  212,000  9,222,000
Nokia Corp. AB sponsored ADR  111,900  8,252,625
Northern Telecom Ltd.   184,200  16,603,549
Tekelec (a)  9,800  346,675
Tellabs, Inc. (a)  156,300  8,733,263
  132,795,155
COMPUTER SERVICES & SOFTWARE - 3.6%
Acxiom Corp. (a)  2,100  43,050
Advanced Communication Systems, Inc.   275,100  2,097,638
Alphanet Solutions, Inc. (a)  29,900  441,025
Aspen Technology, Inc. (a)  2,500  94,063
Automatic Data Processing, Inc.   280,300  13,174,100
Broderbund Software, Inc. (a)  49,300  1,217,094
Baan Co. NV (a)  23,100  1,591,013

 SHARES VALUE (NOTE 1)
CBT Group PLC sponsored ADR (a)  20,000 $ 1,262,500
CUC International, Inc. (a)  321,300  8,293,556
Ceridian Corp. (a)  252,216  10,656,126
Citrix Systems, Inc. (a)  61,300  2,689,538
Computer Learning Centers, Inc.   2,000  84,000
Computer Sciences Corp. (a)  17,600  1,269,400
DST Systems, Inc.   94,000  3,131,375
ECI Telecom Ltd.   51,600  1,535,100
Electronic Arts, Inc. (a)  11,700  393,413
Electronics for Imaging, Inc.   4,000  189,000
Engineering Animation, Inc. (a)  36,900  1,245,375
Equifax, Inc.   145,300  5,403,344
First Data Corp.   172,000  7,557,250
GT Interactive Software, Inc. (a)  94,000  1,116,250
HBO & Co.   11,900  819,613
Intersolv, Inc. (a)  22,600  211,875
Keane, Inc. (a)  67,400  3,504,800
Maxis, Inc. (a)  32,000  384,000
McAfee Associates, Inc. (a)  37,900  2,392,438
Metro Information Services, Inc.   3,100  61,225
Microsoft Corp. (a)  302,300  38,203,163
Netscape Communications Corp. (a)  12,400  397,575
New Era of Networks, Inc.   27,800  458,700
Ontrack Data International, Inc.   3,600  82,800
Open Market, Inc. (a)  48,000  636,000
Oracle Systems Corp. (a)  4,400  221,650
Paychex, Inc.   11,250  427,500
RWD Technologies, Inc.   500  8,625
Radiant Systems, Inc.   4,400  91,850
Saville Systems Ireland PLC
 sponsored ADR (a)  19,000  988,000
Scopus Technology, Inc. (a)  46,500  1,040,438
Simulation Sciences, Inc.   7,700  117,425
Symantec Corp. (a)  6,300  122,850
USCS International, Inc. (a)  23,000  753,250
Visio Corp. (a)  8,600  606,300
  115,014,287
COMPUTERS & OFFICE EQUIPMENT - 2.3%
Apex PC Solutions, Inc.   2,600  51,350
Bay Networks, Inc. (a)  5,200  138,125
Bell & Howell Co. (a)  13,700  422,131
Compaq Computer Corp. (a)  147,000  14,589,750
Comverse Technology, Inc. (a)  14,700  764,400
Creative Technology Corp. Ltd. (a)  36,700  623,900
Data General Corp. (a)  53,900  1,401,400
Dell Computer Corp. (a)  117,100  13,751,931
Diebold, Inc.   10,575  412,425
EMC Corp. (a)  455,600  17,768,400
International Business Machines Corp.  48,000  4,329,000
Kronos, Inc. (a)  58,800  1,617,000
Overland Data, Inc.   6,300  33,863
Pitney Bowes, Inc.   97,600  6,783,200
Procom Technology, Inc.   44,900  482,675
Quantum Corp. (a)  136,200  2,766,563
Seagate Technology (a)  500  17,594
Stratus Computer, Inc. (a)  27,900  1,395,000
Sun Microsystems, Inc. (a)  38,500  1,432,922
Symbol Technologies, Inc.  132,300  4,448,588
73,230,217
ELECTRONIC INSTRUMENTS - 1.1%
Applied Materials, Inc. (a)  104,200  7,378,663
KLA Instruments Corp. (a)  31,400  1,530,750
Laser Power Corp.   100,000  587,500
Perkin-Elmer Corp.   142,100  11,305,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONIC INSTRUMENTS - CONTINUED
Tektronix, Inc.   28,000 $ 1,680,000

Teradyne, Inc. (a)  51,100  2,005,675
Thermo Electron Corp. (a)  219,800  7,473,200
Thermoquest Corp. (a)  5,100  79,050
Waters Corp. (a)  113,100  4,057,463
  36,098,132
ELECTRONICS - 3.3%
Altera Corp. (a)  92,300  4,661,150
Analog Devices, Inc. (a)  15,200  403,750
DII Group, Inc.  9,300  409,200
Etec Systems, Inc. (a)  4,900  210,088
Griffon Corp. (a)  118,300  1,619,231
Intel Corp.   111,700  14,167,069
KEMET Corp. (a)  15,700  390,538
Kent Electronics Corp. (a)  7,400  271,488
Lattice Semiconductor Corp. (a)  49,100  2,774,150
Linear Technology Corp.  35,400  1,831,950
MRV Communications, Inc. (a)  12,400  365,800
Maxim Integrated Products, Inc. (a)  53,700  3,054,188
Micro Linear Corp. (a)  17,000  178,500
Microchip Technology, Inc. (a)  29,300  871,675
Micron Technology, Inc.  259,700  10,371,769
Motorola, Inc.  120,900  9,188,400
National Semiconductor Corp. (a)  206,000  6,308,750
PMC-Sierra, Inc. (a)  34,700  910,875
Photronics, Inc. (a)  8,100  386,775
SGS Thomson Microelectronics NV (a)  7,400  592,000
Sanmina Corp. (a)  5,950  377,825
Semtech Corp. (a)  52,400  1,912,600
Solectron Corp. (a)  25,500  1,785,000
Sterling Commerce, Inc.   9,400  309,025
Storage Technology Corp. (a)  75,500  3,359,750
Texas Instruments, Inc.   381,900  32,103,469
Unitrode Corp. (a)  102,600  5,168,475
Vishay Intertechnology, Inc.   115  3,328
Vitesse Semiconductor Corp. (a)  33,000  1,078,688
Zero Corp.   74,400  1,953,000
  107,018,506
PHOTOGRAPHIC EQUIPMENT - 0.2%
Polaroid Corp.   125,500  6,965,250
TOTAL TECHNOLOGY   471,121,547
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.3%
Comair Holdings, Inc.   13,600  376,550
Continental Airlines, Inc. Class B (a)  169,400  5,918,413
Delta Air Lines, Inc.   33,900  2,779,800
Ryanair Holdings PLC sponsored ADR  13,100  355,338
Viad Corp.   43,700  841,225
  10,271,326
RAILROADS - 0.3%
Bombardier, Inc. Class B  73,600  1,668,547
CSX Corp.   25,100  1,393,050
Canadian Pacific Ltd.   2,300  65,469
Canadian National Railway Co.   17,600  767,407
Wisconsin Central Transportation
 Corp. (a)  158,200  5,892,950
  9,787,423

 SHARES VALUE (NOTE 1)
TRUCKING & FREIGHT - 0.5%
Air Express International Corp.    7,700 $ 306,075
Airborne Freight Corp.   1,500  62,813
CNF Transportation, Inc.    168,700  5,440,575
Expeditors International of
 Washington, Inc.   84,800  2,406,200
Roadway Express, Inc.   21,300  497,888
Swift Transportation Co., Inc. (a)  43,400  1,280,300
USFreightways Corp.   98,200  2,540,925
Werner Enterprises, Inc.   3,400  65,875
XTRA Corp.   4,600  202,113
Yellow Corp. (a)  124,100  2,776,738
15,579,502
TOTAL TRANSPORTATION   35,638,251
UTILITIES - 2.9%
CELLULAR - 0.3%
Mobile Telecommunications Technologies,
 Inc. (a)  138,900  1,988,006
Vodafone Group PLC sponsored ADR  128,100  6,204,844
  8,192,850
ELECTRIC UTILITY - 0.5%
Edison International  333,200  8,288,350
National Grid Co. PLC  1,637,600  5,983,817
Ogden Corp.   9,300  202,275
  14,474,442
GAS - 0.2%
El Paso Natural Gas Co.   81,400  4,477,000
Enron Corp.  39,300  1,603,931
Sonat, Inc.  28,800  1,476,000
  7,556,931
TELEPHONE SERVICES - 1.9%
Brooks Fiber Properties, Inc. (a)  122,500  4,134,375
Cable & Wireless PLC Ord.   666,900  6,106,036
Cincinnati Bell, Inc.   27,000  850,500
Excel Communication, Inc.   20,300  583,625
MCI Communications Corp.   192,000  7,350,000

McLeodUSA, Inc.   132,600  4,475,250
Qwest Communications
 International, Inc.   45,000  1,226,250
Sprint Corp.   5,600  294,700
STAR Telecommunications, Inc.   49,400  654,550
Tel-Save Holdings, Inc. (a)  2,600  39,650
Telco Communications Group, Inc.   40,000  1,300,000
Teleport Communications Group, Inc.
 Class A (a)  101,000  3,446,625
US WEST Media Group (a)  108,400  2,195,100
WorldCom, Inc. (a)  909,390  29,100,480
 61,757,141
TOTAL UTILITIES  91,981,364
TOTAL COMMON STOCKS
 (Cost $2,418,784,303)  2,972,841,525
PREFERRED STOCKS - 0.8%
CONVERTIBLE PREFERRED STOCKS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Vornado Realty Trust $3.25, Series A  120,800  6,538,300
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - CONTINUED
RETAIL & WHOLESALE - 0.1%
APPAREL STORES - 0.1%
TJX Companies, Inc.,
 Series E, $7.00   8,400 $ 2,394,000
TOTAL CONVERTIBLE PREFERRED STOCKS   8,932,300
NONCONVERTIBLE PREFERRED STOCKS - 0.5%
TECHNOLOGY - 0.1%
COMPUTER SERVICES & SOFTWARE - 0.1%
SAP AG  27,900  5,754,225
UTILITIES - 0.4%
TELEPHONE SERVICES - 0.4%
Stet (Societa Finanziaria
 Telefonica) Spa  1,396,200  4,838,120
Telecom Italia Mobile Spa de Risp  4,234,800  7,516,731
 12,354,851
TOTAL NONCONVERTIBLE PREFERRED STOCKS   18,109,076
TOTAL PREFERRED STOCKS
 (Cost $25,279,293)   27,041,376
CONVERTIBLE BONDS - 0.1%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
HEALTH - 0.1%
MEDICAL FACILITIES MANAGEMENT - 0.1%
NovaCare, Inc.
 5 1/2%, 1/15/00 B1 $ 1,624,000  1,526,560
MEDIA & LEISURE - 0.0%
BROADCASTING - 0.0%
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 (b) B-  445,000  570,713
Home Shopping Network, Inc.
 5 7/8%, 3/1/06 B3  29,000  37,193
Jacor Communications, Inc.
 liquid yield option notes
 0%, 6/12/11 B3  302,000  169,498
  777,404
TECHNOLOGY - 0.0%
ELECTRONICS - 0.0%
National Semiconductor Corp.
 6 1/2%, 10/1/02 (b) Ba2  1,355,000  1,397,344
TOTAL CONVERTIBLE BONDS
 (Cost $3,298,523)   3,701,308
U.S. TREASURY OBLIGATIONS - 1.2%
7 5/8%, 2/15/25 Aaa $ 30,000,000  32,850,000
6 3/4%, 8/15/26 Aaa  5,000,000  4,948,450
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $38,564,727)   37,798,450
CASH EQUIVALENTS - 4.9%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 157,004,858 $ 156,979,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $2,642,905,846) $  3,198,361,659
LEGEND
1. Non-income producing
2. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,954,433 or 0.1% of net assets.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Cutter & Buck, Inc.  $ - $ 130,000 $ - $ -
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $2,581,519,143 and $2,067,054,575, respectively, of which U.S. government and government agency obligations aggregated $12,330,855 and $83,163,081, respectively.
The market value of futures contracts opened and closed during the period amounted to $191,296,108 and $192,542,878, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $736,024 for the period.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  85.1%
Netherlands   2.6
United Kingdom  2.6
Canada  2.2
Netherland Antilles  1.6
Switzerland  1.4
France  1.4
Bermuda  1.1
Others (individually less than 1%)  2.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $2,644,690,371. Net unrealized appreciation aggregated $553,671,288, of which $586,693,869 related to appreciated investment securities and $33,022,581 related to depreciated investment securities.
VARIABLE INSURANCE PRODUCTS FUND II: CONTRAFUND PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS
Investment in                                 $ 3,198,361,659
securities, at
value (including
repurchase
agreements of
$156,979,000) (cost
$2,642,905,846) -
See accompanying
schedule

Receivable for                                  59,459,081
investments sold

Receivable for fund                             6,523,051
shares sold

Dividends receivable                            2,975,377

Interest receivable                             1,050,854

 TOTAL ASSETS                                   3,268,370,022

LIABILITIES

Payable to custodian         $ 9,448
bank

Payable for                   42,551,506
investments
purchased

Payable for fund             751,649
shares redeemed

Accrued management          1,562,871
fee

Other payables and            294,808
accrued expenses

 TOTAL LIABILITIES                              45,170,282

NET ASSETS                                    $  3,223,199,740

Net Assets consist of:

Paid in capital                               $  2,591,680,584

Undistributed net                               14,872,629
investment income

Accumulated                                     61,194,489
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                 555,452,038

appreciation
(depreciation) on
investments
and assets and
liabilities in foreign
currencies

NET ASSETS, for                            $3,223,199,740
179,793,883 shares
outstanding

NET ASSET VALUE,                           $17.93
offering price
and redemption
price per share
($3,223,199,740 (divided by)
179,793,883
shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
INVESTMENT INCOME                                             $ 16,173,638
Dividends

Interest                                                         9,201,324

 TOTAL INCOME                                                   25,374,962

EXPENSES

Management fee                             $ 8,331,378

Transfer agent fees                            997,003

Accounting fees and                            401,998
expenses

Non-interested                                 5,810
trustees'
compensation

Custodian fees and                             207,894
expenses

Registration fees                              13,357

Audit                                          20,419

Legal                                          2,911

Miscellaneous                                  46,997

 Total expenses                                10,027,767
before reductions

 Expense reductions                            (513,563        9,514,204
                                              )

NET INVESTMENT                                                 15,860,758
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                                    69,106,380
securities (including

realized gain of
$2,496 on sales of
investments in
affiliated issuers)

 Foreign currency                              (13,416
transactions                                  )

 Futures contracts                             1,246,770       70,339,734

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                                    232,852,484
securities

 Assets and                                    (4,098          232,848,386
liabilities in                                )
 foreign currencies

NET GAIN (LOSS)                                                303,188,120

NET INCREASE                               $319,048,878
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                          $ 506,300
 Expense reductions
 Directed
brokerage
arrangements

  Custodian interest                         7,263
credits

                                           $ 513,563


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS        YEAR ENDED
                                    ENDED             DECEMBER 31,
                                    JUNE 30, 1997     1996
                                    (UNAUDITED)
Operations                          $ 15,860,758      $ 20,976,837
Net investment
income

 Net realized gain                    70,339,734        49,001,422
(loss)

 Change in net                        232,848,386      254,150,553
unrealized
appreciation
(depreciation)

 NET INCREASE                         319,048,878      324,128,812
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                      (21,846,321)     -
shareholders
From net
investment income

 From net realized                    (57,736,705)     (9,296,351)
gain

 TOTAL DISTRIBUTIONS                  (79,583,026)     (9,296,351)

Share transactions                    704,874,447      1,380,209,873
Net proceeds from
sales of shares

 Reinvestment of                      79,583,026       9,296,351
distributions

 Cost of shares                       (194,826,644)    (187,235,370)
redeemed

 NET INCREASE                         589,630,829      1,202,270,854
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                      829,096,681      1,517,103,315
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                  2,394,103,059    876,999,744

 End of period                      $  3,223,199,740  $ 2,394,103,059
(including
undistributed net
investment
income of
$14,872,629 and
$20,976,837,
respectively)

OTHER INFORMATION
Shares

 Sold                                  42,121,561       92,660,951

 Issued in                             4,834,935        674,626
reinvestment of
distributions

 Redeemed                              (11,722,580)     (12,369,121)

 Net increase         35,233,916        80,966,456
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
                          SIX MONTHS      YEARS ENDED    JANUARY 3, 1995
                          ENDED           DECEMBER 31,   (COMMENCEMENT
                          JUNE 30, 1997                  OF OPERATIONS) TO
                                                         DECEMBER 31,

SELECTED PER-SHARE DATA   (UNAUDITED)     1996           1995
Net asset value,          $ 16.56         $ 13.79        $ 10.00
beginning of period

Income from
Investment
Operations

 Net investment            .10 D           .14            .06
income

 Net realized and          1.78            2.76           3.91
unrealized gain
(loss)

 Total from                1.88            2.90           3.97
investment
operations

Less Distributions

 From net                 (.14)            -             (.06)
investment income

 From net realized        (.37)            (.13)         (.12)
gain

 Total distributions      (.51)            (.13)         (.18)

Net asset value, end     $ 17.93          $ 16.56       $ 13.79
of period

TOTAL RETURN B, C          11.63%           21.22%        39.72%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of       $3,223,200       $2,394,103    $ 877,000
period (000
omitted)

Ratio of expenses to       .73% A           .74%         .72%
average net assets

Ratio of expenses to       .69% A, E        .71% E       .72%
average net assets
after expense
reductions

Ratio of net              1.16% A          1.33%        1.07%
investment income
to average net
assets

Portfolio turnover rate   163% A           178%         132%

Average commission      $  .0365         $  .0343
rate F

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E  FMR OR THE FUND HAS ENTERED INTO VARYING

ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                                        PAST 1   PAST 5   PAST 10
JUNE 30, 1997                                         YEAR    YEARS    YEARS

GROWTH                                               17.92%   19.89%    14.33%

S&P 500 (registered trademark)                       34.70%   19.78%    14.64%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare these figures to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. This benchmark reflects the reinvestment of dividends and capital gains, if any.

UNDERSTANDING PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown.
If Fidelity had not reimbursed certain fund expenses, the past 10 years total return would have been lower.
PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT
INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER.
Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money.

$10,000 OVER  THE PAST 10 YEARS
  1995/01/03      10000.00              10000.00
  1995/01/31      10060.00              10258.23
  1995/02/28      10370.00              10658.00
  1995/03/31      10560.00              10972.51
  1995/04/30      10930.00              11295.66
  1995/05/31      11440.00              11747.14
  1995/06/30      11790.00              12020.03
  1995/07/31      12180.00              12418.61
  1995/08/31      12260.00              12449.78
  1995/09/30      12470.00              12975.16
  1995/10/31      12560.00              12928.84
  1995/11/30      12920.00              13496.42
  1995/12/31      13251.81              13756.36
  1996/01/31      13444.45              14224.63
  1996/02/29      13434.43              14356.49
  1996/03/31      13393.72              14494.74
  1996/04/30      13607.45              14708.39
  1996/05/31      13912.77              15087.72
  1996/06/30      14024.73              15145.21
  1996/07/31      13617.62              14476.09
  1996/08/31      13699.05              14781.39
  1996/09/30      14360.59              15613.29
  1996/10/31      14950.89              16043.91
  1996/11/30      16080.60              17256.66
  1996/12/31      15673.50              16914.81
  1997/01/31      16416.46              17971.65
  1997/02/28      16573.05              18112.54
  1997/03/31      15727.48              17368.30
  1997/04/30      16446.21              18405.19
  1997/05/31      17513.74              19525.70
  1997/06/30      18095.06              20400.45
Let's say hypothetically that $10,000 was invested in Growth Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $38,148 - a 281.48% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $39,269 - a 292.69% increase.
INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                            % OF FUND'S
                                            INVESTMENTS

Philip Morris Companies, Inc.               4.3

Microsoft Corp.                             3.3

Merck & Co., Inc.                           3.1

Wal-Mart Stores, Inc.                       2.3

Boeing Co.                                  2.2

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                                            % OF FUND'S
                                            INVESTMENTS

Technology                                  20.1

Health                                      16.7

Nondurables                                  9.2

Retail & Wholesale                           8.5

Finance                                      7.8

ASSET ALLOCATION AS OF JUNE 30, 1997 *
Row: 1, Col: 1, Value: 8.4
Row: 1, Col: 2, Value: 91.59999999999999
Stocks  91.6%
Short-term investments 8.4%
FOREIGN INVESTMENTS 6.8%
*
(% OF FUND'S INVESTMENTS)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FUND TALK: THE MANAGER'S OVERVIEW



An interview with
Jennifer Uhrig,
Portfolio Manager of Growth Portfolio
Q. HOW DID THE FUND PERFORM, JENNIFER?
A. The performance was disappointing. For the six months that ended June 30, 1997, the fund underperformed the Standard & Poor's 500 Index, which had a six-month return of 20.61%. For the 12-month period that ended June 30, 1997, the fund trailed the S&P 500's return of 34.70%.
Q. WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?
A. A distinct lack of market breadth during the period affected the performance of many diversified stock funds, as much of the market's gain throughout the period was concentrated among a select group of household-name, large-cap stocks. Many of these "mega-cap" stocks comprised the top tier of the S&P 500. The fund participated in this rally to some extent - I increased the fund's weightings in the market's 50 largest stocks to around 35% of total investments - but I wasn't overweighted in enough of them to fully capitalize on the large-cap rally. Additionally, a technology stock correction in early 1997 had a negative impact on performance.
Q. WHAT SORTS OF CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN
JANUARY?
A. First off, I've reduced the number of individual positions within the portfolio. Rather than having an abundance of smaller positions, none of which are particularly meaningful to performance, I've concentrated on the stocks in which I'm most confident. A by-product of this strategy is that the concentration among the fund's top positions has increased. At the beginning of the period, the fund's top 10 positions comprised approximately 18% of the fund's investments; at the end of the period, that percentage had jumped to approximately 25%. In addition, I also raised the fund's average market capitalization weighting. At the beginning of the period, the fund's weighted market cap was around $13 billion. This figure rose to around $23 billion by period's end, but still was well below the S&P 500's average market cap of $33 billion.
Q. WHICH STOCKS PERFORMED WELL? WHERE DID THE DISAPPOINTMENTS LIE?
A. Health care stocks did well, with some of the larger pharmaceutical companies leading the way. The fund owned large-cap health care names such as Bristol-Myers Squibb and Schering-Plough, both of which performed well. Other stocks that contributed positively included WorldCom, a telecommunications services company, CompUSA and Philip Morris. Retail stocks, on the other hand, turned in a subpar performance as the fund's positions in PETsMART, Viking Office Products and Just for Feet had negative effects on performance.
Q. PHILIP MORRIS IS THE FUND'S LARGEST SINGLE POSITION AT AROUND 4.3%. CAN YOU EXPLAIN HOW THIS STOCK WILL BE AFFECTED BY THE RECENT TOBACCO LITIGATION SETTLEMENT?
A. I think the settlement will eventually benefit everyone involved. Cigarette prices will likely rise, as tobacco companies search for ways to fund their liabilities. From a public health perspective, a price increase would almost certainly reduce the number of smokers. So that's positive. From a shareholder perspective, Philip Morris' earnings may be affected by lower sales volumes, but any decline may be offset by the potential for the stock's price-to-earnings ratio to rise. This is because the valuation of the stock was penalized during litigation due to certain risks. As a final note, I would add that the settlement still needs to go to Congress to become law. So while the settlement appears logical from all sides, it still may get bogged down in the political arena.
Q. WHAT'S YOUR OUTLOOK?
A. Over the past year or so, stocks in general have benefited from favorable investment conditions. Economic growth has remained strong and, with no signs of inflation, interest rate levels have remained low. I don't know how long this backdrop can continue, but I'm optimistic about the outlook for growth stocks. High interest rates, even more so than weak earnings, have a negative influence on growth stocks. I think higher rates, as a result of an acceleration in the economy and higher inflation, are unlikely given the Federal Reserve Board's recent action to reign in the economy before it overheats.

FUND FACTS
GOAL: to provide capital growth by investing primarily in common stocks and securities convertible into common stocks
START DATE: January 3, 1995
SIZE: as of June 30, 1997, more than
$706 million
MANAGER: George Vanderheiden, since
inception; joined Fidelity in 1971
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities

COMMON STOCKS - 91.6%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 3.8%
AEROSPACE & DEFENSE - 3.3%
Boeing Co.   2,843,000 $ 150,856,688
Gulfstream Aerospace Corp. (a)  514,300  15,171,850
Lockheed Martin Corp.   323,800  33,533,538
United Technologies Corp.   301,000  24,983,000
Wyman-Gordon Co. (a)  184,200  4,973,400
  229,518,476
DEFENSE ELECTRONICS - 0.5%
Raytheon Co.   619,000  31,569,000
TOTAL AEROSPACE & DEFENSE   261,087,476
BASIC INDUSTRIES - 3.1%
CHEMICALS & PLASTICS - 1.0%
Air Products & Chemicals, Inc.   158,300  12,861,875
Cytec Industries, Inc. (a)  443,300  16,568,338
Monsanto Co.   782,700  33,705,019
Praxair, Inc.   178,300  9,984,800
  73,120,032
IRON & STEEL - 0.7%
Inland Steel Industries, Inc.   557,000  14,551,625
Nucor Corp.   555,500  31,385,750
  45,937,375
PACKAGING & CONTAINERS - 0.5%
Owens-Illinois, Inc.   1,050,100  32,553,100
PAPER & FOREST PRODUCTS - 0.9%
Kimberly-Clark Corp.   1,024,700  50,978,825
Stone Container Corp.   595,000  8,515,938
  59,494,763
TOTAL BASIC INDUSTRIES   211,105,270
DURABLES - 1.9%
AUTOS, TIRES, & ACCESSORIES - 0.2%
AutoZone, Inc. (a)  357,900  8,433,019
Circuit City Stores, Inc. - CarMax Group  324,500  4,644,406
  13,077,425
CONSUMER DURABLES - 0.8%
Corning, Inc.   491,300  27,328,563
Minnesota Mining & Manufacturing Co.   255,400  26,050,800
  53,379,363
TEXTILES & APPAREL - 0.9%
Liz Claiborne, Inc.   322,500  15,036,563
Reebok International Ltd.   399,900  18,695,325
Timberland Co. Class A (a)(b)  481,700  31,310,500
  65,042,388
TOTAL DURABLES   131,499,176
ENERGY - 6.1%
ENERGY SERVICES - 3.7%
Dresser Industries, Inc.   657,100  24,476,975
Falcon Drilling, Inc. (a)  445,000  25,643,125
Halliburton Co.   800,200  63,415,850
Schlumberger Ltd.   769,600  96,200,000
Transocean Offshore, Inc.   132,400  9,615,550
Varco International, Inc. (a)  292,000  9,417,000
Western Atlas, Inc. (a)  337,500  24,721,875
  253,490,375

 SHARES VALUE (NOTE 1)
OIL & GAS - 2.4%
British Petroleum PLC ADR  376,326 $ 28,177,409
Burlington Resources, Inc.   168,300  7,426,238
Chesapeake Energy Corp. (a)  372,000  3,650,250
EVI, Inc. (a)  154,000  6,468,000
Royal Dutch Petroleum Co.   706,800  38,432,250
Tosco Corp.   1,099,600  32,919,275
Total SA:
 Class B  310,400  31,355,668
 sponsored ADR  179,800  9,102,375
Union Pacific Resources Group, Inc.   247,441  6,155,095
Vintage Petroleum, Inc.   209,200  6,432,900
  170,119,460
TOTAL ENERGY   423,609,835
FINANCE - 7.8%
BANKS - 0.9%
Bank of New York Co., Inc.   533,900  23,224,650
NationsBank Corp.   642,500  41,441,250
  64,665,900
CREDIT & OTHER FINANCE - 1.7%
American Express Co.   645,600  48,097,200
Associates First Capital Corp.   271,600  15,073,800
Beneficial Corp.   266,900  18,966,581
Household International, Inc.   268,108  31,485,933
  113,623,514
FEDERAL SPONSORED CREDIT - 2.5%
Federal Home Loan Mortgage
Corporation  1,883,600  64,748,750
Federal National Mortgage Association 1,760,500 76,801,813 Student Loan Marketing Association 262,300 33,312,100
  174,862,663
INSURANCE - 2.7%
Allmerica Financial Corp. 313,100  12,484,863
Allstate Corp. 503,600  36,762,800
AMBAC, Inc. 424,200  32,398,275
American International Group, Inc. 300,000  44,812,500
MBIA, Inc. 92,000  10,378,750
UNUM Corp. 1,165,600  48,955,200
  185,792,388
TOTAL FINANCE 538,944,465
HEALTH - 16.7%
DRUGS & PHARMACEUTICALS - 9.0%
American Home Products Corp. 1,048,500  80,210,250
Barr Laboratories, Inc. (a)  52,400  2,305,600
Bristol-Myers Squibb Co.  1,834,600  148,602,600
Elan Corp. PLC ADR (a)  456,900  20,674,725
Genentech, Inc. (a)  356,900  21,034,794
Merck & Co., Inc. 2,084,900  215,787,150
Novartis sponsored ADR  485,400  38,832,000
Schering-Plough Corp.   1,198,000  57,354,250
SmithKline Beecham PLC ADR  429,400  39,343,775
  624,145,144
MEDICAL EQUIPMENT & SUPPLIES - 4.9%
Abbott Laboratories  1,103,400  73,651,950
Boston Scientific Corp. (a)  569,000  34,957,938
Cardinal Health, Inc.   210,100  12,028,225
Johnson & Johnson  2,193,300  141,193,688
Medtronic, Inc.   275,600  22,323,600
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - CONTINUED
MEDICAL EQUIPMENT & SUPPLIES - CONTINUED
St. Jude Medical, Inc. (a)  777,700 $ 30,330,300
Sofamor/Danek Group, Inc. (a)  346,300  15,843,225
Sybron International Corp. (a)  259,100  10,331,613
  340,660,539
MEDICAL FACILITIES MANAGEMENT - 2.8%
Carematrix Corp. (a)  205,300  5,068,344
Columbia/HCA Healthcare Corp.   621,837  24,445,967
HEALTHSOUTH Rehabilitation
 Corp. (a)  1,907,800  47,575,763
Health Management Associates, Inc.
 Class A (a)  672,800  19,174,800
Humana, Inc. (a)  518,900  11,999,563
Oxford Health Plans, Inc. (a)  448,700  32,194,225
Tenet Healthcare Corp. (a)  741,800  21,929,463
United HealthCare Corp.   632,500  32,890,000
  195,278,125
TOTAL HEALTH   1,160,083,808
HOLDING COMPANIES - 0.4%
Norfolk Southern Corp.   289,500  29,167,125
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 1.5%
General Electric Co.   876,300  57,288,113
Harris Corp.   277,900  23,343,600
Westinghouse Electric Corp.   1,159,700  26,818,063
  107,449,776
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Tyco International Ltd.   169,500  11,790,844
POLLUTION CONTROL - 0.6%
USA Waste Services, Inc. (a)  918,700  35,484,788
Zurn Industries, Inc.   146,500  4,211,875
  39,696,663

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   158,937,283
MEDIA & LEISURE - 5.3%
BROADCASTING - 0.2%
Clear Channel Communications,
 Inc. (a)  168,800  10,391,750
ENTERTAINMENT - 1.6%
Disney (Walt) Co.   1,398,200  112,205,550
LEISURE DURABLES & TOYS - 0.2%
Harley-Davidson, Inc.   240,000  11,505,000
Nintendo Co. Ltd. Ord.   64,000  5,359,152
  16,864,152
LODGING & GAMING - 1.7%
Circus Circus Enterprises, Inc. (a)  635,100  15,639,338
HFS, Inc. (a)  891,500  51,707,000
Mirage Resorts, Inc. (a)  1,314,800  33,198,700
Sun International Hotels Ltd. Ord. (a)  487,900  18,021,806
  118,566,844
PUBLISHING - 0.5%
New York Times Co. (The) Class A  72,000  3,564,000
Times Mirror Co. Class A  534,700  29,542,175
  33,106,175

 SHARES VALUE (NOTE 1)
RESTAURANTS - 1.1%
Landry's Seafood Restaurants, Inc. (a)  324,100 $ 7,454,300
McDonald's Corp.   475,500  22,972,594
Starbucks Corp. (a)  1,093,300  42,570,369
  72,997,263
TOTAL MEDIA & LEISURE   364,131,734
NONDURABLES - 9.2%
BEVERAGES - 2.2%
Coca-Cola Enterprises, Inc.   805,400  18,524,200
PepsiCo, Inc.   3,600,600  135,247,538
  153,771,738
FOODS - 0.7%
Campbell Soup Co.   499,900  24,995,000
Hershey Foods Corp.   391,600  21,660,375
  46,655,375
HOUSEHOLD PRODUCTS - 1.4%
Clorox Co.   301,300  39,771,600
Procter & Gamble Co.   416,100  58,774,125
  98,545,725
TOBACCO - 4.9%
Philip Morris Companies, Inc.   6,685,600  296,673,500
RJR Nabisco Holdings Corp.   1,286,100  42,441,300
  339,114,800
TOTAL NONDURABLES   638,087,638
PRECIOUS METALS - 0.4%
Barrick Gold Corp.   415,000  9,032,521
Getchell Gold Corp. (a)  270,753  9,544,043
Newmont Mining Corp.   295,000  11,505,000
  30,081,564
RETAIL & WHOLESALE - 8.5%
APPAREL STORES - 1.1%
Just for Feet, Inc. (a)  1,110,500  19,364,344
Ross Stores, Inc.   550,100  17,981,394
TJX Companies, Inc.   1,065,200  28,094,650
Talbots, Inc.   264,700  8,999,800
  74,440,188
DRUG STORES - 1.0%
CVS Corp. 917,805  47,037,506
Rite Aid Corp. 497,600  24,817,800
  71,855,306
GENERAL MERCHANDISE STORES - 3.0%
Consolidated Stores Corp. (a)  667,812  23,206,467
Costco Companies, Inc. (a)  694,900  22,844,838
Wal-Mart Stores, Inc.  4,798,800  162,259,425
  208,310,730
GROCERY STORES - 0.1%
Safeway, Inc. (a)  200,500  9,248,063
RETAIL & WHOLESALE, MISCELLANEOUS - 3.3%
Bed Bath & Beyond, Inc. (a)  461,400  14,015,025
Corporate Express, Inc.  1,244,900  17,973,244
Home Depot, Inc. (The)  1,117,500  77,037,656
Lowe's Companies, Inc.   992,300  36,839,138
Officemax, Inc. (a)  490,600  7,083,038
Staples, Inc. (a)  386,400  8,983,800
Toys "R" Us, Inc. (a)  1,266,900  44,341,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
U.S. Office Products Co. (a)  243,300 $ 7,435,856
Viking Office Products, Inc. (a)  621,600  11,810,400
  225,519,657
TOTAL RETAIL & WHOLESALE   589,373,944
SERVICES - 1.7%
ADVERTISING - 0.1%
Omnicom Group, Inc.   82,900  5,108,713
EDUCATIONAL SERVICES - 0.2%
Apollo Group, Inc. Class A (a)  334,300  11,784,075
LEASING & RENTAL - 0.2%
Hanover Compressor Co.  5,100  99,450
Hertz Corp. Class A  328,100  11,811,600

  11,911,050
SERVICES - 1.2%
ADT Ltd. (a)  706,800  23,324,400
AccuStaff, Inc. (a)  1,002,500  23,746,719
Gartner Group, Inc. Class A (a)  837,000  30,079,688
Sitel Corp. (a)  497,900  10,269,188
  87,419,995
TOTAL SERVICES   116,223,833
TECHNOLOGY - 20.1%
COMMUNICATIONS EQUIPMENT - 3.6%
ADC Telecommunications, Inc. (a)  754,400  25,178,100
Alcatel Alsthom Compagnie Generale
 d'Electricite SA sponsored ADR  16,000  404,000
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  599,900  75,086,970
Aspect Telecommunications Corp. (a)  822,000  18,289,500
Cisco Systems, Inc. (a)  94,900  6,370,163
Lucent Technologies, Inc.   835,900  60,237,044
Nokia Corp. AB sponsored ADR  458,300  33,799,625
Tellabs, Inc. (a)  583,700  32,614,238
  251,979,640
COMPUTER SERVICES & SOFTWARE - 7.8%
Broderbund Software, Inc. (a)  659,900  16,291,281
CUC International, Inc. (a)  1,482,600  38,269,613
Cadence Design Systems, Inc. (a)  573,300  19,205,550
CompUSA, Inc. (a)  2,059,700  44,283,550
Electronics for Imaging, Inc. (a)  345,900  16,343,775
Equifax, Inc.   420,500  15,637,344
Henry (Jack) & Associates, Inc.   165,600  4,015,800
Keane, Inc. (a)  344,100  17,893,200
Microsoft Corp. (a)  1,799,700  227,437,088
Oracle Systems Corp. (a)  810,800  40,844,050
Parametric Technology Corp. (a)  437,700  18,629,606
PeopleSoft, Inc. (a)  699,100  36,877,525
Policy Management Systems Corp. (a)  206,500  9,705,500
Sabre Group Holdings, Inc. Class A (a)  376,600  10,215,275
SunGard Data Systems, Inc. (a)  393,600  18,302,400
Yahoo, Inc. (a)  204,800  7,219,200
  541,170,757
COMPUTERS & OFFICE EQUIPMENT - 2.5%
Adaptec, Inc. (a)  692,400  24,060,900
Compaq Computer Corp. (a)  677,100  67,202,175
Fore Systems, Inc. (a)  1,457,200  19,854,350

 SHARES VALUE (NOTE 1)
Ingram Micro, Inc. Class A (a)  162,200 $ 3,913,075
Pitney Bowes, Inc.   379,500  26,375,250
Quantum Corp. (a)  560,400  11,383,125
SCI Systems, Inc. (a)  100,200  6,387,750
Tech Data Corp. (a)  539,400  16,957,388
  176,134,013
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  210,600  14,913,113
Novellus Systems, Inc. (a)  33,600  2,906,400
Waters Corp. (a)  217,800  7,813,575
  25,633,088
ELECTRONICS - 5.8%
Altera Corp. (a)  393,100  19,851,550
Intel Corp.  359,900  51,038,319
Linear Technology Corp.   375,400  19,426,950
Maxim Integrated Products, Inc. (a)  273,700  15,566,688
Micron Technology, Inc.  950,600  37,964,588
Motorola, Inc.  716,600  54,461,600
Sanmina Corp. (a)  501,600  31,851,600
Solectron Corp. (a)  204,500  14,315,000
Texas Instruments, Inc.  1,315,400  110,575,813
Uniphase Corp. (a)  380,800  22,181,600
Xilinx, Inc. (a)  429,000  21,047,813
  398,281,521
TOTAL TECHNOLOGY   1,393,199,019
TRANSPORTATION - 0.5%
RAILROADS - 0.5%
Wisconsin Central Transportation
 Corp. (a)  919,800  34,262,550
UTILITIES - 3.8%
CELLULAR - 0.9%
AirTouch Communications, Inc. (a)  1,227,800  33,611,025
Nextel Communications, Inc.
 Class A (a)  659,800  12,494,963
Vanguard Cellular Systems, Inc.
 Class A (a)  1,146,700  15,623,788
  61,729,776
TELEPHONE SERVICES - 2.9%
Cincinnati Bell, Inc.   657,800  20,720,700
MCI Communications Corp.   260,300  9,964,609
Sprint Corp.   893,300  47,009,913
WorldCom, Inc. (a)  3,860,170  123,525,420
  201,220,642
TOTAL UTILITIES   262,950,418
TOTAL COMMON STOCKS
 (Cost $4,948,655,239)   6,342,745,138
CASH EQUIVALENTS - 8.4%
 MATURITY
 AMOUNT

Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account at 5.93%, dated
 6/30/97 due 7/1/97  $ 584,241,222  584,145,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $5,532,800,239)  $ 6,926,890,138
LEGEND
1. Non-income producing
2. An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:
 PURCHASE SALES DIVIDEND VALUE
AFFILIATE COST COST INCOME
Timberland Co. Class A   $ 3,474,754 $ 1,222,255 $ - $ 31,310,500
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $4,244,176,604 and $4,238,684,327, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $1,377,437 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At June 30, 1996, the aggregate cost of investment securities for income tax purposes was $5,537,054,914. Net unrealized appreciation aggregated $1,389,835,224, of which $1,460,271,254 related to appreciated investment securities and $70,436,030 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: GROWTH PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1997 (UNAUDITED)

ASSETS
Investment in                                  $ 6,926,890,138
securities, at
value (including
repurchase
agreements of
$584,145,000) (cost
$5,532,800,239) -
See accompanying
schedule

Cash                                             251

Receivable for                                   18,347,400
investments sold

Receivable for fund                              3,541,061
shares sold

Dividends receivable                             7,495,963

Other receivables                                728,658

 TOTAL ASSETS                                    6,957,003,471

LIABILITIES

Payable for             $   15,738,603
investments
purchased

Payable for fund            1,935,837
shares redeemed

Accrued management          3,400,703
fee

Other payables and          509,241
accrued expenses

 TOTAL LIABILITIES                               21,584,384

NET ASSETS                                      $6,935,419,087

Net Assets consist of:

Paid in capital                                 $4,909,839,898

Undistributed net                                20,298,488
investment income

Accumulated                                      611,204,466
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                   1,394,076,235
appreciation

(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                    $6,935,419,087
202,783,458 shares
outstanding

NET ASSET VALUE,                   $34.20
offering price
and redemption
price per
share
($6,935,419,087 (divided by)
202,783,458
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                       $   31,247,401
Dividends

Interest                                                    10,168,233

 TOTAL INCOME                                               41,415,634

EXPENSES

Management fee                     $  19,103,779

Transfer agent fees                  2,231,258

Accounting fees and                  404,942
expenses

Non-interested                       13,729
trustees'
compensation

Custodian fees and                   106,069
expenses

Registration fees                    60,637

Audit                                25,840

Legal                                10,909

Miscellaneous                        211,034

 Total expenses                      22,168,197
before reductions

 Expense reductions                  (787,052)                           21,381,145


NET INVESTMENT                                                           20,034,489
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                          626,563,617
securities (including
realized gain of
$281,124 on sales of
investments in
affiliated issuers)

 Foreign currency                    288                                 626,563,905
transactions

Change in net
unrealized
appreciation
(depreciation) on:

 Investment                          189,156,287
securities

 Assets and                          (13,643)                            189,142,644
liabilities in
 foreign currencies

NET GAIN (LOSS)                                                          815,706,549

NET INCREASE                                                            $835,741,038
(DECREASE) IN NET

ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                               $    781,353
Expense reductions
 Directed brokerage
arrangements

 Custodian interest                                                  5,699
credits

                                                                $    787,052

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS       SIX MONTHS ENDED    YEAR ENDED
                                        JUNE 30, 1997       DECEMBER 31,
                                        (UNAUDITED)         1996
Operations                              $ 20,034,489        $ 42,344,647
Net investment
income

 Net realized gain                       626,563,905         186,713,569
(loss)

 Change in net                           189,142,644         451,420,339
unrealized
appreciation
(depreciation)

 NET INCREASE                            835,741,038         680,478,555
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                         (41,142,087)        (11,769,237)
shareholders
From net
investment income

 From net realized                      (184,159,819)        (297,173,230)
gain

 TOTAL DISTRIBUTIONS                    (225,301,906)        (308,942,467)

Share transactions                       805,853,592         2,599,782,601
Net proceeds from
sales of shares

 Reinvestment of                         225,301,906         308,942,467
distributions

 Cost of shares                         (792,599,197)        (1,356,539,313)
redeemed

 NET INCREASE                            238,556,301         1,552,185,755
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                         848,995,433         1,923,721,843
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period                   6,086,423,654         4,162,701,811

 End of period                          $6,935,419,087      $ 6,086,423,654
(including
undistributed net
investment
income of
$20,298,488 and
$41,404,557,
respectively)

OTHER INFORMATION
Shares

 Sold                                     25,455,810         87,784,118

 Issued in                                 7,138,844         11,121,040
reinvestment of
distributions

 Redeemed                                (25,234,555)        (46,058,296)

 Net increase                            7,360,099           52,846,862
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                          SIX MONTHS ENDED        YEARS ENDED DECEMBER 31,
                          JUNE 30, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)             1996         1995        1994      1993 D     1992
Net asset value,          $ 31.14              $ 29.20       $ 21.69      $ 23.08    $ 19.76   $ 18.51
beginning of period

Income from
Investment
Operations

Net investment             .10 G                  .22           .08           .12           .12           .09
income

Net realized and           4.11                   3.82          7.55          (.12)         3.64          1.64
unrealized gain
(loss)

Total from                 4.21                   4.04          7.63          -            3.76          1.73
investment
operations



Less Distributions

From net                   (.21)                  (.08)         (.12)         (.12)        (.11)         (.05)
investment income

From net realized          (.94)                  (2.02)        -             (1.27)       (.21)         (.43)
gain

In excess of net           -                       -            -              -           (.12)         -
realized gain

Total distributions        (1.15)                 (2.10)        (.12)         (1.39)        (.44)       (.48)

Net asset value, end    $    34.20           $    31.14    $    29.20    $    21.69    $    23.08    $  19.76
of period

TOTAL RETURN B, C            13.83%               14.71%        35.36%        (.02)%        19.37%       9.32%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of       $6,935,419           $6,086,424    $4,162,702    $2,141,869    $1,383,849    $749,837
period (000
omitted)

Ratio of expenses to        .71% A                .69%          .70%          .70%         .71%          .75%
average net assets

Ratio of expenses to        .68% A,               .67%          .70%          .69%         .71%          .75%
average net assets         E             E                           E
after expense
reductions

Ratio of net                .64% A                .81%          .37%          .69%         .72%          .83%
investment income
to average net
assets

Portfolio turnover rate     144% A                 81%           108%          122%        159%          262%

Average commission         $ .0428       $ .0416
rate F

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. INCLUSION OF THESE CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). F FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER. G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO PERFORMANCE AND INVESTMENT SUMMARY

PERFORMANCE
There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED                PAST 1   PAST 5   PAST 10
JUNE 30, 1997                YEAR     YEARS    YEARS

OVERSEAS                     22.69%   11.30%     8.93%

Morgan Stanley EAFE Index    12.88%   12.84%     6.58%

AVERAGE ANNUAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. You can compare the fund's figures to the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (EAFE) Index - a market capitalization weighted, unmanaged index of over 1,000 foreign stocks.

UNDERSTANDING PERFORMANCE
Many markets around the globe offer the potential for significant growth over time; however, investing in foreign markets means assuming greater risks than investing in the United States. Factors like changes in a country's financial markets, its local political and economic climate, and the fluctuating value of its currency create these risks. For these reasons an international fund's performance may be more volatile than a fund that invests exclusively in the United States. (checkmark) Figures for more than one year assume a steady compounded rate of return and are not the fund's year-by-year results, which fluctuated over the periods shown. If Fidelity had not reimbursed certain fund expenses, the fund's life of fund total return would have been lower. PERFORMANCE NUMBERS ARE NET OF ALL FUND OPERATING EXPENSES, BUT DO NOT INCLUDE ANY INSURANCE CHARGES IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNT. IF PERFORMANCE INFORMATION INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, THE TOTAL RETURNS WOULD HAVE BEEN LOWER. Past performance is no guarantee of future results. Principal and investment return will vary and you may have a gain or loss when you withdraw your money. Foreign investments involve greater risks and potential rewards than U.S. investments. These risks include political and economic uncertainties of foreign countries, as well as the risk of currency fluctuations.
$10,000 OVER LIFE OF FUND
  1987/06/30               10000.00  10000.00
  1987/07/31                9885.93   9982.53
  1987/08/31               10760.46  10731.04
  1987/09/30               10522.81  10562.10
  1987/10/31                8327.00   9082.16
  1987/11/30                8403.04   9171.60

  1987/12/31     8994.45                     9443.94
  1988/01/31     8686.62                     9612.55
  1988/02/29     8917.49                    10253.29
  1988/03/31     9321.52                    10883.72
  1988/04/30     9475.43                    11041.88
  1988/05/31     9302.28                    10687.92
  1988/06/30     9138.74                    10406.21
  1988/07/31     9071.41                    10732.69
  1988/08/31     8753.95                    10034.87
  1988/09/30     9129.12                    10473.34
  1988/10/31     9533.15                    11369.46
  1988/11/30     9706.31                    12046.70
  1988/12/31     9725.55                    12113.86
  1989/01/31    10014.14                    12327.00
  1989/02/28    10187.29                    12390.36
  1989/03/31    10178.12                    12147.18
  1989/04/30    10478.61                    12259.84
  1989/05/31    10090.88                    11592.87
  1989/06/30    10052.10                    11397.72
  1989/07/31    10992.37                    12828.97
  1989/08/31    10914.82                    12252.00
  1989/09/30    11593.36                    12810.10
  1989/10/31    10963.29                    12295.42
  1989/11/30    11554.59                    12913.51
  1989/12/31    12281.59                    13389.98
  1990/01/31    12116.81                    12891.76
  1990/02/28    11833.99                    11991.98
  1990/03/31    12281.29                    10742.71
  1990/04/30    12349.36                    10657.45
  1990/05/31    13156.44                    11873.48
  1990/06/30    13448.16                    11768.90
  1990/07/31    14128.83                    11934.67
  1990/08/31    12689.69                    10775.72
  1990/09/30    11483.93                     9273.97
  1990/10/31    12553.56                    10719.02
  1990/11/30    12164.60                    10086.73
  1990/12/31    12077.09                    10250.13
  1991/01/31    12193.77                    10581.67
  1991/02/28    12604.58                    11716.01
  1991/03/31    12235.91                    11012.68
  1991/04/30    12504.94                    11120.82
  1991/05/31    12534.83                    11236.86
  1991/06/30    11847.31                    10411.17
  1991/07/31    12435.19                    10922.69
  1991/08/31    12475.05                    10700.87
  1991/09/30    12983.22                    11303.96
  1991/10/31    13072.89                    11464.20
  1991/11/30    12604.58                    10929.00
  1991/12/31    13043.00                    11493.41
  1992/01/31    13202.43                    11247.91
  1992/02/29    12927.30                    10845.33
  1992/03/31    12664.72                    10129.36
  1992/04/30    13452.48                    10177.51
  1992/05/31    14038.24                    10858.75
  1992/06/30    13775.66                    10343.69
  1992/07/31    12897.01                    10078.96
  1992/08/31    12785.91                    10711.12
  1992/09/30    12270.84                    10499.61
  1992/10/31    11432.59                     9948.86
  1992/11/30    11371.99                    10042.48
  1992/12/31    11644.67                    10094.42
  1993/01/31    11977.96                    10093.18
  1993/02/28    12212.57                    10398.06
  1993/03/31    13059.80                    11304.42
  1993/04/30    13927.70                    12377.23
  1993/05/31    14227.33                    12638.64
  1993/06/30    13876.04                    12441.45
  1993/07/31    14423.64                    12876.96
  1993/08/31    15198.55                    13572.10
  1993/09/30    15115.90                    13266.60
  1993/10/31    15663.50                    13675.44
  1993/11/30    15002.24                    12480.07
  1993/12/31    15994.13                    13381.22
  1994/01/31    17037.67                    14512.54
  1994/02/28    16737.18                    14472.34
  1994/03/31    16321.86                    13849.00
  1994/04/30    16861.77                    14436.60
  1994/05/31    16654.11                    14353.71
  1994/06/30    16477.61                    14556.56
  1994/07/31    16913.69                    14696.55
  1994/08/31    17110.96                    15044.49
  1994/09/30    16664.50                    14570.66
  1994/10/31    17007.13                    15055.86
  1994/11/30    16363.39                    14332.27
  1994/12/31    16269.95                    14422.02
  1995/01/31    15595.06                    13867.99
  1995/02/28    15636.10                    13828.19
  1995/03/31    16117.53                    14690.67
  1995/04/30    16578.03                    15243.17
  1995/05/31    16808.28                    15061.46
  1995/06/30    16965.27                    14797.33
  1995/07/31    17718.81                    15718.56
  1995/08/31    17226.92                    15118.95
  1995/09/30    17478.10                    15414.22

  1995/10/31    17132.72                  14999.89
  1995/11/30    17331.58                  15417.24
  1995/12/31    17854.87                  16038.41
  1996/01/31    18189.78                  16104.25
  1996/02/29    18229.84                  16158.69
  1996/03/31    18508.65                  16501.84
  1996/04/30    19023.38                  16981.60
  1996/05/31    19034.10                  16669.11
  1996/06/30    19173.51                  16762.92
  1996/07/31    18605.16                  16272.99
  1996/08/31    18744.57                  16308.64
  1996/09/30    19291.46                  16741.89
  1996/10/31    19098.44                  16570.58
  1996/11/30    20095.72                  17229.89
  1996/12/31    20202.96                  17008.25
  1997/01/31    20202.96                  16413.00
  1997/02/28    20671.03                  16681.45
  1997/03/31    20858.84                  16741.86
  1997/04/30    21034.92                  16830.69
  1997/05/31    22349.60                  17929.23
  1997/06/30    23523.42                  18921.25
Let's say hypothetically that $10,000 was invested in Overseas Portfolio on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $23,523 - a 135.23% increase on the initial investment. For comparison, look at how the Morgan Stanley EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $18,921 over the same period - a 89.21% increase. INVESTMENT SUMMARY
TOP FIVE STOCKS AS OF JUNE 30, 1997
                                                          % OF FUND'S
                                                          INVESTMENTS

Alcatel Alsthom Compagnie Generale d'Electricite SA       2.1

Novartis AG (Reg.)                                        1.9

Total SA Class B                                          1.8

Philips Electronics NV (Bearer)                           1.8

Takeda Chemical Industries Ltd.                           1.5

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                    % OF FUND'S
                    INVESTMENTS

Finance             15.1

Technology          10.1

Durables             9.8

Basic Industries     9.7

Health               8.8

TOP FIVE COUNTRIES AS OF JUNE 30, 1997
(EXCLUDING CASH EQUIVALENTS)     % OF FUND'S
                                 INVESTMENTS

Japan                            25.4

United Kingdom                   13.5

France                            9.5

Netherlands                       7.9

Sweden                            5.3

TOP COUNTRIES ARE BASED ON THE LOCATION OF THE ISSUER OF EACH SECURITY, INDICATING WHERE THE FUND IS EXPOSED TO POLITICAL AND CREDIT RISKS. PERCENTAGES ARE ADJUSTED FOR THE EFFECT OF OPEN FUTURES CONTRACTS, IF APPLICABLE. VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO FUND TALK: THE MANAGER'S OVERVIEW



An interview with Richard Mace, Portfolio Manager of Overseas Portfolio
Q. HOW HAS THE FUND PERFORMED, RICK?
A. Pretty well. For the six months that ended June 30, 1997, the fund topped the 11.25% return registered by the Morgan Stanley Capital International EAFE Index. For the 12-month period that ended June 30, 1997, the fund again topped the EAFE index, which returned 12.88%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG SHOWING?
A. Individual stock selection had the biggest influence on the fund's return, as several of the fund's larger positions posted positive results. Market selection -specifically, the fund's underweighting in Japan relative to the index - also played a key role. While the EAFE index had an approximate Japanese weighting of 30% during the period, I kept the fund at around 23% on average. As Japan's well-documented economic woes continued to hamper the overall performance of Japanese securities, my strategy of underweighting Japanese securities worked in the fund's favor. I would add, however, that while market selection is important, I place more emphasis on analyzing the specific pluses and minuses of a stock than I do on the country where a stock is issued.
Q. HOW DID THE EUROPEAN PORTION OF THE PORTFOLIO PERFORM?
A. The across-the-board decline in European interest rates had favorable implications for Europe's stock markets. This rate environment, which may have been related to continuing optimism on proposed economic unity throughout Europe, led to strong performances in countries such as Spain, Italy and Sweden. In Europe, I basically continued my strategy of looking for companies based on three themes: those that would benefit from a rising dollar, those that would gain from the overall improvement of world economies and those companies that were engaging in restructurings designed to improve the return on capital employed in their businesses.
Q. DID YOUR STRATEGIES LEAD YOU TO ANY OTHER REGIONS OF THE WORLD?
A. One area that came into play was Canada. I've previously mentioned my strategy of looking for stocks than can benefit from improving economies, and Canada's many natural resource-related stocks fit that bill. Stocks such as Inco, a nickel producer; Alcan, an aluminum producer; and Noranda, a paper and forest products company, reflected this strategy.
Q. FOLLOWING THE LEAD OF MANY AMERICAN COMPANIES, SOME INTERNATIONAL FIRMS HAVE BEEN IMPLEMENTING VARIOUS COST-CUTTING AND RESTRUCTURING STRATEGIES. WHY IS THIS A POSITIVE TREND? HOW HAS IT AFFECTED THE FUND?
A. Worldwide, I think company managements have gotten smarter about how they run their businesses. In order to earn returns above their cost of capital, companies have had to reduce expenses, either by cutting personnel, restructuring their balance sheets or upgrading their technology. As they strive to become more shareholder-friendly, international companies also are coming up with new ways to utilize their existing assets. In terms of the fund, several individual holdings are good illustrations of this trend. For example, Volvo, one of the fund's larger stakes and a strong performer during the period, divested many of its non-core businesses and announced plans to implement a share redemption program in which the company will buy back one of every 20 outstanding shares.
Q. WHICH INDIVIDUAL STOCK POSITIONS BENEFITED THE FUND? WERE THERE ANY DISAPPOINTMENTS?
A. As I mentioned earlier, individual stock selection was a real key to performance. Aside from the strong performances of Volvo and Telebras, a Brazilian telecommunications company, the fund's stake in Total, a French-based oil company, and Alcatel, which specializes in telecommunications and electrical equipment, turned in favorable results. Disappointments included the poor performance of several Japanese brokerage companies, including Nomura Securities and Nikko Securities.
Q. WHAT'S YOUR OUTLOOK?
A. More and more, individual stock selection is outdistancing country selection in terms of performance influence. I think this trend will most likely continue and will place even more emphasis on thorough research and analysis of individual stocks. With this in mind, I'll continue to use my three-pronged approach of looking for stocks that can benefit from a rising dollar, stronger economies and increased corporate efficiencies.



FUND FACTS
GOAL: to increase the value of the fund's shares by investing mainly in stocks in Europe, the Far East and the Pacific Basin
START DATE: January 28, 1987
SIZE: as of June 30, 1997, more than $2.0 billion
MANAGER: Richard Mace, since 1996; joined
Fidelity in 1987
(checkmark)
VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 88.0%
 SHARES VALUE (NOTE 1)
ARGENTINA - 0.2%
Perez Companc Class B  481,414 $ 3,866,315
AUSTRALIA - 1.8%
Aberfoyle Ltd.  22,800  63,586
Australia & New Zealand Banking
 Group Ltd.  376,800  2,811,729
Brambles Industries Ltd.  200,200  3,952,242
Broken Hill Proprietary Co. Ltd. (The)  226,800  3,330,629
CSR Ltd. 882,500  3,412,396
Coles Myer Ltd.  877,000  4,554,557
Colonial Ltd. (a)  682,200  1,738,024
National Australia Bank Ltd.   182,300  2,606,642
Pasminco Ltd.  476,800  966,754
QNI Ltd.  871,880  1,570,659
Tabcorp Holdings Ltd.   162,800  883,516
Western Mining Holdings Ltd.  953,939  6,003,913
Westpac Banking Corp.  143,800  863,862
Woolworths Ltd.  1,211,500  3,972,281
  36,730,790
AUSTRIA - 0.1%
Voest-Alpine Stahl AG  21,900  992,005
BELGIUM - 0.2%

BBL (Banque Bruxelles Lambert)  6,700  1,693,329
Credit Communal Holding/Dexia (b)  13,500  1,449,133
  3,142,462
BERMUDA - 0.1%
Fuji International Trust unit sponsored
 ADR (b)  100  2,698,015
BRAZIL - 1.0%
Centrais Electricas Brasileiras SA  2,080,000  1,240,464
Compania Energertica Minas Gerais  87,262,000  4,498,880
Multicanal Participacoes SA
 sponsored ADR  92,800  1,264,400
Telebras sponsored ADR  95,000  14,416,250
  21,419,994
CANADA - 2.8%
Alcan Aluminium Ltd.  269,700  9,200,645
Alliance Forest Products (a)(b)  83,700  2,043,016
BCE, Inc.  233,000  6,480,426
Bro-X Minerals Ltd.  42,700  -
Canadian Imperial Bank of Commerce  34,800  877,152
Canadian Natural Resources Ltd. (a)  159,900  4,151,968
Cominco Ltd. (a)  245,900  6,545,341
Domtar, Inc.   312,700  2,763,148
Greenstone Resources Ltd. (a)  141,300  1,238,352
Inco Ltd.  310,100  9,264,930
National Bank of Canada  361,200  4,525,955
Noranda, Inc.  373,200  8,041,647
Renaissance Energy Ltd. (a)  66,900  1,860,689
St Laurent Paperboard, Inc. (a)(b)  155,900  2,427,733
  59,421,002
CHINA (PEOPLES REPUBLIC) - 0.0%
First Tractor Co. Ltd. Class H (a)  416,000  273,861
DENMARK - 0.8%
Den Danske Bank Group AS  55,900  5,437,154
International Service Systems AS,
 Series B (a)  128,800  4,615,514
Novo-Nordisk AS Class B  30,900  3,368,405
Sophus Berendsen AS, Series B  6,300  910,624
Unidanmark AS Class A  34,500  1,937,560
  16,269,257

SHARES VALUE (NOTE 1)
EMERGING MARKETS - 0.3%
GT Global Developing Markets Fund  249,700 $ 3,511,406
TCW/DW Emerging Markets
 Opportunities Trust (SBI)  82,500  1,227,188
Templeton Dragon Fund, Inc.   52,300  849,875
  5,588,469
FINLAND - 1.9%
Cultor OY, Series 1  57,600  3,046,271
Huhtamaki Ord.  190,700  8,196,748
Metsa-Serla Ltd. Class B  575,100  4,678,397
Nokia Corp. AB, Series A  130,300  9,720,253
Outokumpu OY Class A  135,300  2,680,084
Pohjola Class B  124,900  3,699,104
Rauma OY  2,317  53,026
UPM-Kymmene Corp.  83,200  1,920,074
Valmet OY  344,400  5,947,752
  39,941,709
FRANCE - 9.5%
Alcatel Alsthom Compagnie Generale
 d'Electricite SA  356,650  44,640,386
Axa SA  114,726  7,131,110
Axime SA Ex Segin (a)  2,100  248,206
Canal Plus SA  5,189  1,009,526
Cap Gemini Sogeti SA  28,700  1,513,044
Carrefour Supermarche SA  2,400  1,741,982
Compagnie de Saint Gobain  15,900  2,317,319
Credit Commercial de France Ord.   56,700  2,400,990
Eramet SA  98,162  4,523,979
Generale des Eaux, Cie  18,950  2,426,678
Generale des Eaux warrants
 5/2/01 (a)  18,950  11,344
Groupe Danone  30,800  5,086,017
Lafarge Coppee SA  62,520  3,886,103
Lagardere S.C.A. (Reg.)  77,700  2,255,602
Michelin SA (Compagnie Generale
 des Etablissements) Class B  163,000  9,782,439
Nationale Elf Aquitaine  127,700  13,768,545
Pechiney SA Class A  384,164  15,124,310
Paribas SA (Cie Financiere) Class A  46,200  3,189,892
Rhone Poulenc SA Class A  653,400  26,668,480
Societe Generale Class A  65,500  7,307,234
Total SA Class B  378,614  38,246,440
Unibail  8,100  757,627
Usinor Sacilor  242,100  4,364,239
Valeo SA  15,900  986,956
  199,388,448
GERMANY - 3.8%
Allianz Aktiengesellschaft Holdings (Reg.)  12,500  2,604,555
Altana AG  7,000  739,903
Beta Systems Software AG  3,000  171,999
BASF AG  136,400  4,962,131
Bayer AG  269,300  10,414,065
Buderus AG  8,300  4,564,881

Continental Gummi-Werke AG  134,300  3,335,380
Daimler-Benz AG Ord. 77,900  6,274,844
Dresdner Bank AG Ord. 30,000  1,034,145
Emerging Germany Fund, Inc. 70,600  732,475
Hoechst AG Ord. 84,000  3,556,345
Lufthansa  117,300  2,210,925
Mannesmann AG Ord. 11,300  4,999,708
Metallgesellschaft AG Ord. 276,300  5,749,193
New Germany Fund, Inc. (The)  231,800  3,650,850
Thyssen AG Ord.  4,300  1,022,343
COMMON STOCKS - CONTINUED
  SHARES VALUE (NOTE 1)
GERMANY - CONTINUED
Veba AG Ord.  113,500 $ 6,320,367
Volkswagen AG  23,965  18,150,518
  80,494,627
HONG KONG - 1.6%
Great Eagle Holdings Ltd.  546,000  1,800,736
HSBC Holdings PLC  745,100  22,078,550
Hong Kong & China Gas Co. Ltd. 1,708,800 3,418,923 Hutchison Whampoa Ltd. Ord. 240,000 2,075,642
Peregrine Investments Holdings Ltd. 1,200,000 2,470,634 Wharf Holdings Ltd. 206,000 893,456
  32,737,941
INDONESIA - 0.4%
Matahari Putra Prima PT (For. Reg.)  2,301,000  4,636,058
PT Multipolar (For. Reg.)  2,383,000  808,377
PT Multipolar Corp. rights 12/31/97
  (For. Reg.)  13,106,500  1,751,485
Putra Surya Multidana PT (For. Reg.) (a)  880,000  1,402,137
  8,598,057
IRELAND - 0.8%
Bank of Ireland, Inc. 968,400  10,639,830
CRH PLC  145,000  1,511,364
Independent Newspapers PLC  889,749  5,035,962
  17,187,156
ITALY - 1.2%
Credito Italiano Ord. 3,572,700  6,535,015
Eni Spa  2,128,800  12,042,644
Mondadori Arnoldo Editore Spa  1,700  9,925
Telecom Italia:
 Mobile Spa  1,942,000  6,250,390  Spa  380,000  1,220,358
  26,058,332
JAPAN - 23.6%
Acom Co. Ltd. 100,900  4,858,197
Amway Japan Ltd. 171,200  5,794,025
Aoyama Trading Co. Ord. 3,300  105,927
Asahi Chemical Industry Co. Ltd. 271,000  1,619,216
Asahi Breweries Ltd. 50,000  745,780
Bank of Tokyo-Mitsubishi Ltd. 327,000  6,560,251
Canon, Inc. 355,000  9,661,127
Circle K Japan Co. Ltd. 13,000  746,129
Citizen Watch Co. Ltd. Ord. 472,000  3,639,478
Dai-Ichi Kangyo Bank  124,000  1,687,295
DDI Corp. Ord. 913  6,737,302
Dai-Tokyo Fire & Marine Insurance Ord. 354,000 2,050,294 Daiichi Pharmaceutical Co. Ltd. 99,000 1,744,341
Daiwa House Industry Co. Ltd. 227,000  2,772,035
Daiwa Securities Co. Ltd. 774,000  6,103,153
Denso Corp. 212,000  5,066,771
Denny's Japan Co. Ltd. 79,000  2,377,339
Daito Trust Construction Co. 340,700  4,011,906
Fuji Bank Ltd. 498,000  7,471,411
Fuji Photo Film Co. Ltd. 719,000  28,911,770
Fujitsu Ltd. 1,086,000  15,061,624
Hitachi Ltd. 2,232,000  24,920,056
Hitachi Maxell Ltd. 385,000  9,537,267
Honda Motor Co. Ltd. 425,000  12,789,480
Hoya Corp. 22,000  978,673
Ibiden Co. Ltd. 200,000  2,878,451
Ito-Yokado Co. Ltd. 152,000  8,816,782
Japan Associated Finance Co. 46,000  3,611,147
Jusco Co. Ltd. 111,000  3,746,958

 SHARES VALUE (NOTE 1)
Kao Corp. 301,000 $ 4,174,539
Kobe Steel Ltd. Ord. (a)  847,000  1,617,977
Komatsu Ltd. Ord. 1,001,000  8,120,109
Kyocera Corp. 58,000  4,603,777
Long Term Credit Bank of Japan Ltd. (The)  413,000  1,783,200
Matsushita Electric Industrial Co. Ltd. 1,300,000  26,193,902
Matsushita Communication Industrial
 Co. Ltd. 185,000  6,244,930
Matsushita Electric Works Co. Ltd. 293,000  3,322,430
Minebea Co. Ltd. 273,000  2,905,142
Minolta Camera Co. Ltd. 711,000  4,452,859
Mitsubishi Estate Co. Ltd. 282,000  4,083,213
Mitsubishi Heavy Industries Ltd. 625,000  4,791,966
Mitsubishi Trust & Banking Corp. 100,000  1,578,787
Mitsui Fudosan (Re Devel) Co. 60,000  826,900
Murata Manufacturing Co. Ltd. 31,000  1,233,024
NKK Corp. 775,000  1,662,960
NEC Corp. 313,000  4,368,267
Nikko Securities Co. Ltd. 570,000  3,505,168

Nintendo Co. Ltd. Ord. 182,000  15,240,088
Nippon Telegraph & Telephone
 Corp. Ord. 1,744  16,733,394
Nitto Denko Corp. 27,000  525,186
Nomura Securities Co. Ltd. 805,000  11,094,247
Nichiei Co. Ltd. 31,400  3,642,723
Onward Kashiyama & Co. Ltd. 233,000  3,861,485
Omron Corp. 176,000  3,730,472
Orix Corp. 198,100  14,670,234
Ricoh Co. Ltd. Ord. 493,000  6,450,346
Rohm Co. Ltd. 93,000  9,572,157
Sakura Bank Ltd. 2,191,000  16,779,606
Sankyo Co. Ltd. 345,000  11,585,764
Sekisui Chemical Co. Ltd. 6,000  60,709
Shin-Etsu Chemical Co. Ltd. 113,000  2,996,380
Sony Corp. 214,200  18,665,078
Sumitomo Sitix Corp. 39,000  833,442Sony Music Entertainment Japan, Inc.
 32,500  1,522,308Shohkoh Fund & Co. Ltd. 3,600  1,089,624
Shinko Electric Industries Co. Ltd. 44,600  1,630,023
TDK Corp. 102,000  7,482,402
Takeda Chemical Industries Ltd. 1,128,000  31,681,799
Takefuji Corp. 16,000  873,653
Terumo Corp. 125,000  2,387,806
THK Co. Ltd. 184,600  3,155,968
Toyota Motor Corp. 665,000  19,605,739
Toyo Trust & Banking Co. Ltd. 33,000  277,770
Tokyo Electron Ltd. 107,800  5,152,811
Uni Charm Corp. Ord. 80,000  2,847,049
Uny Co. Ltd. 310,000  6,056,958
World Co. Ltd. 35,300  1,548,772
Xebio Co. Ltd. 37,200  915,033
Yamanouchi Pharmaceutical Co. Ltd. 79,000  2,122,378
Yasuda Trust & Banking  212,000  809,944
  496,074,683
KOREA (SOUTH) - 0.3%
Korea Electric Power Corp. 204,960  6,116,486
MALAYSIA - 0.3%
Arab Malaysian Corp. BHD  668,000  2,487,304
Magnum Corp. BHD  397,000  597,584
Oriental Holdings BHD  178,000  1,339,671
Rothmans of Pall Mall Malaysia BHD  79,000  776,074
  5,200,633
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEXICO - 0.4%
Cifra SA de CV:
 Series A  227,993 $ 421,927
 Series C  1,864,100  2,984,440
Gruma SA Class B sponsored
 ADR (a)(b)  91,596  1,671,627
Grupo Financiero Bancomer Class B (a)  2,228,000  1,072,923
Grupo Financiero Inbursa SA Class B  237,000  1,009,846
Tubos De Acero De Mexico ADR (a)  78,200  1,441,813
  8,602,576
MULTI-NATIONAL  - 0.0%
Morgan Stanley Asia-Pacific Fund, Inc. 82,900  870,450
NETHERLANDS - 7.9%
AKZO Nobel NV  145,500  19,927,448
Ahold NV  36,600  3,085,871
Chicago Bridge & Iron Co. NV  94,000  2,079,750
DSM NV  71,700  7,129,479
ING Groep NV  377,422  17,390,505
KBB NV Ord. 37,200  2,600,458
KLM Royal Dutch Air Lines NV  39,506  1,216,900
Koninklijke Hoogovens NV  121,600  6,773,097
Koninklijke KNP BT NV  288,800  6,572,659
Koninklijke Pakhoed NV  24,600  866,718
New Holland NV  248,000  6,789,000
Philips Electronics NV (Bearer)  521,700  37,345,868
Royal Dutch Petroleum Co. Ord. 456,160  23,712,609
Unilever NV Ord. 101,900  21,437,340
VNU Ord. 33,300  735,818
Vendex International NV (b)  121,600  6,655,466
Vedior NV BDR (a)(b)  66,800  1,765,144
  166,084,130
NETHERLANDS ANTILLES - 0.2%
Schlumberger Ltd. 32,700  4,087,500
NEW ZEALAND - 0.2%
Air New Zealand Ltd. Class B  552,200  1,689,359
Lion Nathan Ltd. 572,000  1,450,501
Lion Nathan Ltd. (Australia) (a)  59,200  151,715
  3,291,575
NORWAY - 0.6%
Den Norske Bank AS Class A Free shares  682,500  2,673,475
Elkem ASA  275,400  5,393,956
NCL Holdings AS (a)  460,300  1,451,258
Orkla AS Class B (non-vtg.)  15,600  1,058,212
Saga Petroleum AS Class B  126,300  2,206,505
  12,783,406
PERU - 0.1%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  80,200  1,578,938
PORTUGAL - 0.2%
Electricidade de Portugal SA (a)  234,300  4,295,057

RUSSIA - 0.0%
Vimpel Communications sponsored ADR  12,800  486,400
SINGAPORE - 0.2%
Creative Technology Corp. Ltd. (a)  109,000  1,853,000
Kim Engineering Holdings Ltd.   2,683,000  2,251,941
  4,104,941
SOUTH AFRICA - 0.3%
Gencor Ltd. (Reg.)  820,800  3,782,739
JCI Ltd.   187,500  1,442,944
  5,225,683

 SHARES VALUE (NOTE 1)
SPAIN - 2.1%
Acerinox SA (Reg.)  29,750 $ 5,567,853
Asturiana del Zinc SA (a)(b)  259,900  5,496,614
Banco Bilbao Vizcaya SA Ord. (Reg.)  74,600  6,052,954
Banco de Santander SA Ord. (Reg.)  127,800  3,932,974
Banco Intercontinental Espanol  10,500  1,850,534
Tabacalera SA, Series A  126,300  6,771,957
Telefonica de Espana SA Ord. 511,500  14,770,310
  44,443,196
SWEDEN - 5.3%
ABB AB:
 Series A  297,900  4,186,265
 Series B  153,000  2,140,137
Astra AB Class A Free shares  1,216,000  22,678,928
Assi Doman AB Free shares  63,600  1,812,200
Electrolux AB  87,200  6,301,982
Ericsson (L.M.) Telephone Co.:
 Class B  154,400  6,089,211
 Class B ADR  49,400  1,945,125
Esselte AB Class B Free shares  90,900  2,142,702
Graenges AB (Reg.) (a)  48,600  645,188
Investor AB Class B Free shares 82,000  4,327,807
Nordbanken AB  156,900  5,303,834
SKF AB Ord. 34,100  883,305
Scania AB Class B  211,700  6,470,820
Skandia Foersaekrings AB  249,800  9,220,697
Svenska Cellulosa AB (SCA) Class B Ord.  101,900  2,138,039
Svenska Handelsbanken  160,200  5,104,157
Swedish Match Co. 4,500,200  15,154,151
Volvo AB Class B  582,600  15,619,505
  112,164,053
SWITZERLAND - 4.8%
ABB AG (Bearer)  650  982,894
Credit Suisse Group (Reg.)  190,477  24,436,837
Danzas Holdings AG (Reg.)  1,160  226,206
Julius Baer Holding AG  5,313  8,124,909
Nestle SA (Reg.)  9,030  11,899,952
Novartis AG (Reg.)  25,000  39,924,735
Roche Holding AG participation
 certificates  1,250  11,294,047
Sulzer AG (Reg.)  2,500  2,138,214
SGS Societe Generale de Surveillance
 Holding SA (Bearer)  800  1,707,834
  100,735,628
UNITED KINGDOM - 13.5%
Allied Domecq PLC  6,200  44,587
Asda Group PLC  2,705,400  5,584,562
BAT Industries PLC Ord. 1,709,800  15,298,884
BOC Group PLC  49,900  868,066
Barclays PLC Ord. 227,500  4,514,333
Barratt Developments PLC  847,125  3,469,114
Bass PLC Ord. 242,300  2,956,605
Blue Circle Industries PLC  430,400  3,073,729
Boots Co. PLC Class L (The)  323,900  3,793,246
British Aerospace PLC  257,400  5,726,819
British Petroleum PLC:
 ADR  47,800  3,579,025
 Ord.  998,909  12,413,428
British Land Co. PLC, (The) Ord. 176,200  1,663,125
British Steel PLC Ord. 1,230,000  3,061,134
British Telecommunications PLC Ord. 850,300  6,313,105
Cable & Wireless PLC Ord. 348,900  3,194,476
Caradon PLC  2,419,380  8,095,359
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UNITED KINGDOM - CONTINUED
Cookson Group PLC  4,377,200 $ 15,411,423
Dixons Group PLC  333,400  2,625,202
DR Solomons Group PLC sponsored
 ADR  13,400  340,025
English China Clay PLC  352,200  1,196,067
Glaxo Holdings PLC  538,800  11,122,060
Granada Group PLC  811,000  10,665,566
Grand Metropolitan PLC  1,492,491  14,360,698
Guinness PLC Ord. 221,100  2,164,223
HSBC Holdings PLC Ord. 57,600  1,772,465
Hays PLC  94,200  893,844
ICI (Imperial Chemical Industries) PLC
 Class L  133,900  1,859,014
Inchcape PLC Ord. 739,600  3,484,330
Ladbroke Group PLC Ord. 1,328,800  5,220,446
Lloyds TSB Group PLC  1,896,498  19,447,737

LucasVarity PLC  2,165,700  7,498,901
Mercury Asset Management Group PLC  77,400  1,591,270
National Grid Co. PLC  1,566,100  5,722,555
Norwich Union PLC (a)  194,300  1,033,427
Pearson, PLC  68,300  791,345
Perpetual PLC  19,600  874,434
Prudential Corp. PLC  428,318  4,146,217
Reckitt & Colman Ltd. Ord. 91,800  1,370,791
Redland PLC Ord. 458,900  2,597,365
Rentokil Group PLC  5,403,900  18,945,307
Rio Tinto PLC (Reg.)  53,900  938,997
Rolls Royce PLC Ord. 765,355  2,917,658
Rugby Group PLC  795,600  1,589,322Somerfield PLC  866,000  2,609,351
Shell Transport & Trading Co. PLC (Reg.)  2,313,300  15,769,642
SmithKline Beecham PLC Ord. 947,218  17,431,898
Tarmac  128,200  264,634
Thames Water PLC Ord. 144,800  1,663,235
Tomkins PLC Ord. 179,800  778,214
Unigate PLC  333,200  2,679,095
Unilever PLC Ord. 276,800  7,932,482
Vodafone Group PLC  1,865,929  9,101,201
WPP Group PLC  252,900  1,033,561
  283,493,599
UNITED STATES OF AMERICA - 1.5%
Alumax, Inc. (a)  222,700  8,448,681
Aluminum Co. of America  139,600  10,522,350
D.R. Horton, Inc. 161,600  1,676,600
Hanover Compressor Co. 1,500  29,250
Jefferson Smurfit Corp. 34,400  550,400
Kaiser Aluminum Corp. (a)  8,200  100,450
MCI Communications Corp. 213,800  8,184,531
Newmont Mining Corp. 46,000  1,794,000
Silgan Holdings, Inc. 2,600  100,750
  31,407,012
TOTAL COMMON STOCKS
 (Cost $1,450,354,067)  1,845,854,386
PREFERRED STOCKS - 1.0%
SHARES VALUE (NOTE 1)
CONVERTIBLE PREFERRED STOCKS - 0.1%
JAPAN - 0.1%
AJL participating trust   73,000 $ 1,272,938
NONCONVERTIBLE PREFERRED STOCKS - 0.9%
ITALY - 0.9%
Stet (Societa Finanziaria Telefonica) Spa  3,435,100  11,903,329
Telecom Italia:
Mobile Spa de Risp   3,961,100  7,030,916   Ord. 435,400  871,518
TOTAL NONCONVERTIBLE PREFERRED STOCKS  19,805,763
TOTAL PREFERRED STOCKS
  (Cost $12,443,054)   21,078,701
CORPORATE BONDS - 0.8%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT
BERMUDA - 0.2%
MBL International Finance of
 Bermuda 3%, 11/30/02 Aa2 $ 4,472,000  4,896,840
JAPAN - 0.6%
Asahi Breweries Ltd
  6.40%, 10/16/98  - JPY 501,000,000  6,817,218
Matsushita Electric Industrial
Co. Ltd.:
  1.30%, 3/29/02 Aa2 JPY 186,000,000  2,320,031
  1.40%, 3/31/04 Aa2 JPY 174,000,000  2,170,352
  11,307,601
TOTAL CORPORATE BONDS
  (Cost $15,280,034)   16,204,441
GOVERNMENT OBLIGATIONS - 0.0%
U.S. Treasury Bills, yields at dates of purchase
  4.85%, to 5.28%, 8/7/97 to 1/8/98 (c)
  (Cost $886,510)   $900,000  886,492
CASH EQUIVALENTS - 10.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
  (U.S. Treasury obligations) in a joint
trading account at 5.93%, dated
  6/30/97 due 7/1/97  $ 214,820,380  214,785,000
TOTAL INVESTMENT IN SECURITIES - 100%
  (Cost $1,693,748,665) $ 2,098,809,020
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
  DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
232 Nikkei 225 Stock
Index Contracts Sept. 1997 $ 23,890,200 $ 40,693
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.1%
CURRENCY ABBREVIATIONS
JPY - Japanese yen
LEGEND
(a) Non-income producing
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $24,206,748 or 1.2% of net assets.
(c) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $788,676.
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $712,738,103 and $575,228,156, respectively.
The market value of futures contracts opened and closed during the period amounted to $49,056,147 and $39,254,194, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $127,548 for the period (see Note 4 of Notes to Financial Statements).
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investments
Aerospace & Defense   0.4%
Basic Industries    9.7
Cash Equivalents   10.2
Construction & Real Estate    2.9
Durables    9.8
Energy    6.5
Finance    15.1
Government Obligations   0.0
Health    8.8
Holding Companies   1.3
Industrial Machinery & Equipment    2.5
Media & Leisure   2.2
Nondurables   6.6
Precious Metals   0.5
Retail & Wholesale   3.7
Services    2.1
Technology    10.1
Transportation   0.5
Utilities   7.1
 100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $1,694,697,195. Net unrealized appreciation aggregated $404,111,825, of which $447,629,963 related to appreciated investment securities and $43,518,138 related to depreciated investment securities. VARIABLE INSURANCE PRODUCTS FUND: OVERSEAS PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in                                             $2,098,809,020
securities, at
value (including
repurchase
agreements of
$214,785,000) (cost
$1,693,748,665) -
See accompanying
schedule

Cash                                                               2,443

Receivable for                                                 3,065,615
investments sold

Receivable for fund                                            1,404,647
shares sold

Dividends receivable                                           7,012,340

Interest receivable                                              149,101

Other receivables                                                 27,542

 TOTAL ASSETS                                              2,110,470,708

LIABILITIES

Payable for                          $   16,404,484
investments
purchased

Payable for fund                          2,602,874
shares redeemed

Accrued management                        1,275,223
fee

Payable for daily                            34,800
variation on
futures contracts

Other payables and                          342,806
accrued expenses
accrued expenses

 TOTAL LIABILITIES                              20,660,187

NET ASSETS                                  $2,089,810,521

Net Assets consist of:

Paid in capital                             $1,603,802,130

Undistributed net                               14,431,091
investment income

Accumulated                                     66,527,361
undistributed net
realized gain (loss)
on investments and
foreign currency
transactions

Net unrealized                                 405,049,939
appreciation
(depreciation) on
investments
and assets and
liabilities in
foreign currencies

NET ASSETS, for                             $2,089,810,521
104,279,605
shares outstanding

NET ASSET VALUE,                                    $20.04
offering price
and redemption
price per share
($2,089,810,521 (divided by)
104,279,605
shares)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                    26,148,620
Dividends

Interest                                                       $  5,052,251

                                                                 31,200,871

Less foreign taxes                                               (3,188,198)
withheld

 TOTAL INCOME                                                    28,012,673

EXPENSES

Management fee                              $    6,739,466

Transfer agent fees                                648,554

Accounting fees and                                400,724
expenses

Non-interested                                       3,852
trustees'
compensation

Custodian fees and                                 422,619
expenses

Registration fees                                    4,483

Audit                                               14,836

Legal                                                2,287

Miscellaneous                                       71,824

 Total expenses                                  8,308,645
before reductions

 Expense reductions                                (71,550)       8,237,095

NET INVESTMENT                                                   19,775,578
INCOME

REALIZED AND
UNREALIZED GAIN
(LOSS)
Net realized gain
(loss) on:

 Investment                   69,225,765
securities

 Foreign currency                (83,526)
transactions

 Futures contracts               (182,586)         68,959,653
 Change in net
unrealized
appreciation
(depreciation) on:

 Investment                   199,312,047
securities

 Assets and                       (61,369)
liabilities in
 foreign currencies

 Futures contracts                511,033        199,761,711

NET GAIN (LOSS)                                  268,721,364

NET INCREASE                                    $288,496,942
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION                                 $   70,664
Expense reductions
 Directed brokerage
arrangements

 Custodian credits                                       886

                                                  $   71,550

STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   SIX MONTHS       YEAR ENDED
                                    ENDED            DECEMBER 31,
                                    JUNE 30, 1997    1996
                                    (UNAUDITED)

Operations                          $ 19,775,578      $ 28,360,200
Net investment
income

 Net realized gain                    68,959,653       114,395,097
(loss)

 Change in net                       199,761,711        46,672,077
unrealized
appreciation
(depreciation)

 NET INCREASE                        288,496,942       189,427,374
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS

Distributions to                     (29,012,812)      (16,689,141)
shareholders
From net
investment income

 From net realized                  (115,172,073)      (18,358,055)
gain

 TOTAL DISTRIBUTIONS                (144,184,885)      (35,047,196)

Share transactions                   478,306,941       649,592,564
Net proceeds from
sales of shares

 Reinvestment of                     144,184,885        35,047,196
distributions

 Cost of shares                     (344,594,600)     (514,552,645)
redeemed

 NET INCREASE                        277,897,226       170,087,115
(DECREASE) IN NET
ASSETS RESULTING
FROM SHARE
TRANSACTIONS

  TOTAL INCREASE                     422,209,283       324,467,293
(DECREASE) IN NET
ASSETS

NET ASSETS

 Beginning of period      1,667,601,238     1,343,133,945

 End of period           $2,089,810,521    $1,667,601,238
(including
undistributed net
investment
income of
$14,431,091 and
$22,748,929,
respectively)

OTHER INFORMATION
Shares

 Sold                        26,141,924        37,069,614

 Issued in                    8,319,959         2,053,145
reinvestment of
distributions

 Redeemed                   (18,706,716)      (29,349,715)

 Net increase                15,755,167         9,773,044
(decrease)

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

                         SIX MONTHS ENDED   YEARS ENDED DECEMBER 31,
                         JUNE 30, 1997

SELECTED PER-SHARE DATA  (UNAUDITED)        1996                       1995    1994   1993 F   1992

Net asset value,         $ 18.84            $ 17.06       $ 15.67       $ 15.48       $ 11.53     $ 13.09
beginning of period

Income from
Investment
Operations

 Net investment              .20 D              .32 D,        .17           .19           .06         .16
income                                         E

 Net realized and           2.64               1.88          1.34           .08          4.16       (1.54)
unrealized gain
(loss)

 Total from                 2.84               2.20          1.51           .27          4.22       (1.38)
investment
operations

Less Distributions

 From net                   (.33)              (.20)         (.06)         (.08)         (.18)       (.18)
investment income

 In excess of net              -                  -             -             -          (.04)          -
investment income

 From net realized         (1.31)              (.22)         (.02)            -             -           -
gain

 In excess of net              -                  -          (.04)            -          (.05)          -
realized gain

Total distributions        (1.64)              (.42)         (.12)         (.08)         (.27)       (.18)

Net asset value, end     $ 20.04            $ 18.84       $ 17.06       $ 15.67       $ 15.48     $ 11.53
of period

TOTAL RETURN B, C          16.44%             13.15%         9.74%         1.72%        37.35%     (10.72)%

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end of   $ 2,089,811        $ 1,667,601   $ 1,343,134   $ 1,297,701     $ 777,961   $ 180,837
period (000

omitted)

Ratio of expenses to        .94% A               .93%          .91%           .92%        1.03%       1.14%
average net assets

Ratio of expenses to        .93% A, G            .92%          .91%           .92%        1.03%       1.14%
average net assets                              G
after expense
reductions

Ratio of net               2.23% A              1.84%         1.88%          1.28%       1.21%       1.86%
investment income
to average net
assets

Portfolio turnover rate      72% A                92%           50%            42%         42%         61%

Average commission      $ .0115              $ .0137
rate H

A ANNUALIZED B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR
ARE NOT ANNUALIZED AND DO NOT
REFLECT CHARGES ATTRIBUTABLE TO YOUR INSURANCE COMPANY'S
SEPARATE ACCOUNT. INCLUSION OF THESE
CHARGES WOULD REDUCE THE TOTAL RETURNS SHOWN. C THE TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN
(SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). D NET INVESTMENT INCOME PER SHARE HAS BEEN
CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
PERIOD. E INVESTMENT INCOME PER
SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE. F EFFECTIVE JANUARY 1,
1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL
STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY
INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES. G FMR OR
THE FUND HAS ENTERED INTO VARYING
ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE
NOTE 5 OF NOTES TO FINANCIAL STATEMENTS). H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1,
1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON
WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND
DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.

NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
The Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio (the funds) are funds of Variable Insurance Products Fund. Investment Grade Bond Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio and Contrafund Portfolio (the funds) are funds of Variable Insurance Products Fund II. Balanced Portfolio, Growth & Income Portfolio and Growth Opportunities Portfolio (the funds) are funds of Variable Insurance Products Fund III. The Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III (the trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as Massachusetts business trusts. Each fund is authorized to issue an unlimited number of shares. Shares of each fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. On July 17, 1997, the Board of Trustees approved the creation of Service Class, a new class of shares of each fund. The Service Class shares of High Income Portfolio, Equity-Income Portfolio, Growth Portfolio, Overseas Portfolio, Asset Manager Portfolio, Asset Manager: Growth Portfolio, Contrafund Portfolio, Balanced Portfolio, Growth & Income Portfolio and Growth Opportunities Portfolio will be subject to an annual distribution and service fee of .10% of each class' average net assets. Service Class shares of the Money Market Portfolio, Index 500 Portfolio and Investment Grade Portfolio will be available without a 12b-1 fee. Service Class shares of each fund are expected to be available on or about October 31, 1997. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION:
MONEY MARKET PORTFOLIO. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INVESTMENT GRADE BOND PORTFOLIO. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. HIGH INCOME PORTFOLIO. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
ASSET MANAGER, BALANCED AND ASSET MANAGER: GROWTH PORTFOLIOS. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
EQUITY-INCOME, GROWTH & INCOME, INDEX 500, GROWTH OPPORTUNITIES, CONTRAFUND
AND GROWTH PORTFOLIOS. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
OVERSEAS PORTFOLIO. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
OVERSEAS PORTFOLIO - CONTINUED
or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. Growth & Income intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, each fund is not subject to U.S. federal income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Each fund accrues such taxes as applicable. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INVESTMENT INCOME:
MONEY MARKET PORTFOLIO. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, BALANCED, ASSET MANAGER:
GROWTH, EQUITY-INCOME, INDEX 500, GROWTH OPPORTUNITIES, GROWTH & INCOME, CONTRAFUND, GROWTH AND OVERSEAS PORTFOLIOS. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income for the Money Market Portfolio. Distributions are recorded on the ex-dividend date for all other funds. Certain foreign currency gains (losses), if applicable, are taxable as ordinary income and, therefore, increase (decrease) taxable ordinary income available for distributions.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, futures and options transactions, defaulted bonds, foreign currency transactions, passive foreign investment companies
(PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. Certain funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds.
FUTURES CONTRACTS. Certain funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,000,000, $3,505,987, $1,696,288 and $202,398 or 0.9%, 0.2%, 0.0% and 0.1% of net assets of the Money
Market, High Income, Asset Manager and Asset Manager: Growth Portfolios, respectively.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) and the market value of future contracts opened and closed is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee. For the Money Market Portfolio, FMR receives a monthly fee that is calculated on the basis of a basic fund fee rate of .03% of the fund's average net assets, plus a fixed income group fee rate and an income-based fee. The group fee rate is the weighted average of a series of rates ranging from .1100% to .3700% and is based on the monthly average net assets of all the mutual funds advised by FMR. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is 0.24% of average net assets.
For the Index 500 Portfolio, FMR receives a fee that is computed at an annual rate of .28% of the fund's average net assets. For all other funds, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the Investment Grade Bond and High Income Portfolios and .2500% to .5200% for
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED MANAGEMENT FEE - CONTINUED the Asset Manager, Balanced, Asset Manager: Growth, Equity-Income, Growth & Income, Growth Opportunities, Contrafund, Growth and Overseas Portfolios for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.
The annual individual fund fee rates are .30% for Investment Grade Bond, Asset
Manager: Growth, Growth Opportunities, Contrafund and Growth and, .45% for High Income and Overseas, .25% for Asset Manager, .15% for Balanced, and .20% for Equity-Income and Growth & Income Portfolios. For the period, each funds' management fee was equivalent to the following annualized rates expressed as a percentage of average net assets:
Money Market .21%
Investment Grade Bond .44%
High Income .60%
Asset Manager .56%
Balanced .46%
Asset Manager: Growth, Growth Opportunities,
Contrafund, Growth .61%
Equity-Income .51%
Growth & Income .50%
Index 500 .28%
Overseas .76%
SUB-ADVISER FEE. As the Money Market Portfolio's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect. FMR, on behalf of the High Income, Asset Manager, Balanced, Asset Manager: Growth, Growth & Income, Growth Opportunities, Contrafund and Overseas Portfolios, entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and with respect only to Overseas Portfolio, Fidelity International Investment Advisors (FIIA). In addition, FIIA entered into a sub-advisory agreement with its subsidiary, Fidelity International Investment Advisors (U.K.) Limited (FIIAL U.K.). Under the sub-advisory arrangements, FMR may receive investment advice and research services and may grant the sub-advisers investment management authority to buy and sell securities. FMR pays its sub-advisers either a portion of its management fee or a fee based on costs incurred for these services. FIIA pays FIIAL U.K. a fee based on costs incurred for either service.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays a portion of the expenses related to the typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, each funds' transfer agent fees was equivalent to the following annualized rates expressed as a percentage of average net assets: Money Market, High Income, .07 Asset Manager, Balanced, Equity-Income, %

Growth Opportunities, Contrafund,
Growth and Overseas

Investment Grade Bond, Asset Manager: .08 Growth,
Growth & Income and Index 500         %

ACCOUNTING FEES. Fidelity Service Company Inc., an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the Index 500 fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .28% of average net assets. FMR has directed certain portfolio trades to brokers who paid a portion of certain funds' expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of certain funds' expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
6. INTERFUND LENDING PROGRAM.
Contrafund Portfolio participated in the interfund lending program as a lender. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $36,999,000 and $17,934,833, respectively. The weighted average interest rate was 5.42%. Interest earned from the interfund lending program amounted to $16,203 and is included in interest income on the Statement of Operations.
7. BENEFICIAL INTEREST.
At the end of the period, Fidelity Investments Life Insurance Company and its subsidiaries, affiliates of FMR, were the record owners of more than 5% of the outstanding shares and certain unaffiliated insurance companies were record owners of 10% or more of the total outstanding shares of the following funds:
FILI UNAFFILIATED INSURANCE COMPANIES FUND % OF OWNERSHIP # OF % OF OWNERSHIP Money Market 50 1 11
Investment Grade Bond 35 1 11
High Income 14 2 57
Asset Manager 20 3 49
Balanced 23 1 76
Asset Manager: Growth 76 - -
Equity-Income 20 1 29
Growth & Income 90 - -
Index 500 44 1 10
Growth Opportunities 28 1 71
Contrafund 37 2 35
Growth  15 1 28
Overseas 15 1 36
8. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Information regarding transactions with affiliated companies is included in the "Legend" at the end of each applicable fund's schedule of investments.
9. ASSET TRANSFER INFORMATION.
In September 1996, the Board of Trustees approved a proposal to liquidate Money Market Fund, Government Investment Fund, High Yield Fund, and Overseas Fund of the Fidelity Advisor Annuity Fund trust, and to transfer the assets of those funds to Money Market Portfolio, Investment Grade Bond Portfolio, High Income Portfolio, and Overseas Portfolio, respectively. The liquidation and transfer of assets was completed on March 14, 1997.
 VALUE OF FUND ASSETS TRANSFERRED SHARES EACH SHARE
Money Market Fund $27,320,971 27,320,971 $ 1.00
Investment Grade Portfolio $19,784,453 1,717,566 $ 11.52
High Income Portfolio $91,391,383 7,733,642 $ 11.82
Overseas Portfolio $46,754,098 2,644,463 $ 17.68



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
FMR Texas Inc., Irving, TX
 MONEY MARKET PORTFOLIO
Fidelity Management & Research (U.K.) Inc.,
 London, England
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity Management & Research (Far East) Inc.,

 Tokyo, Japan
 HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 CONTRAFUND, BALANCED, GROWTH OPPORTUNITIES,
 GROWTH & INCOME AND OVERSEAS PORTFOLIOS
Fidelity International Investment Advisors
 Pembroke, Bermuda
 OVERSEAS PORTFOLIO
Fidelity International Investment Advisors (U.K.) Limited
 Kent, England
 OVERSEAS PORTFOLIO
OFFICERS
Edward C. Johnson 3d, PRESIDENT
Robert C. Pozen, SENIOR VICE PRESIDENT
Abigail Johnson, VICE PRESIDENT - GROWTH, CONTRAFUND
 AND GROWTH OPPORTUNITIES PORTFOLIOS
Richard A. Spillane, Jr., VICE PRESIDENT - EQUITY INCOME,
 OVERSEAS, BALANCED AND GROWTH & INCOME PORTFOLIOS
William J. Hayes, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT - HIGH INCOME,
 INVESTMENT GRADE BOND, ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Robert A. Lawrence, VICE PRESIDENT - INVESTMENT GRADE BOND,
 INDEX 500, ASSET MANAGER, ASSET MANAGER: GROWTH AND
 HIGH INCOME PORTFOLIOS
Barry J. Coffman, VICE PRESIDENT - HIGH INCOME PORTFOLIO
William Danoff, VICE PRESIDENT - CONTRAFUND PORTFOLIO
Bettina Doulton, VICE PRESIDENT - BALANCED PORTFOLIO
Jennifer Farrelly, VICE PRESIDENT - INDEX 500 PORTFOLIO
Kevin E. Grant, VICE PRESIDENT - INVESTMENT GRADE BOND
 AND BALANCED PORTFOLIOS
Richard C. Habermann, VICE PRESIDENT - ASSET MANAGER
 AND ASSET MANAGER: GROWTH PORTFOLIOS
Robert K. Duby, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Richard M. Mace, Jr., VICE PRESIDENT - OVERSEAS PORTFOLIO
Charles S. Morrison, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Stephen Petersen, VICE PRESIDENT - EQUITY INCOME
Beth Terrana, VICE PRESIDENT - GROWTH & INCOME PORTFOLIO
John Todd, VICE PRESIDENT - ASSET MANAGER AND
 ASSET MANAGER: GROWTH PORTFOLIOS
Jennifer Uhrig, VICE PRESIDENT - GROWTH OPPORTUNITIES PORTFOLIO
George Vanderheiden, VICE PRESIDENT -
 ASSET MANAGER, ASSET MANAGER: GROWTH AND
 GROWTH OPPORTUNITIES PORTFOLIOS
Sarah H. Zenoble, VICE PRESIDENT - MONEY MARKET PORTFOLIOS
Thomas D. Maher, ASSISTANT VICE PRESIDENT -
 MONEY MARKET PORTFOLIO
Arthur S. Loring, SECRETARY
Richard A. Silver, TREASURER
Boyce Greer, VICE PRESIDENT - MONEY MARKET PORTFOLIO
Robert H. Morrison, MANAGER, SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
Thomas J. Simpson, ASSISTANT TREASURER -
 MONEY MARKET PORTFOLIO
BOARD OF TRUSTEES
Robert C. Pozen **
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates **
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Co., Inc.
Boston, MA
CUSTODIAN
The Bank of New York, New York, NY
 MONEY MARKET, INVESTMENT GRADE BOND AND
 HIGH INCOME PORTFOLIOS
The Chase Manhattan Bank, New York, NY
 EQUITY-INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH,
 GROWTH & INCOME, BALANCED AND OVERSEAS PORTFOLIOS
Brown Brothers Harriman & Co., Boston, MA
 GROWTH, GROWTH OPPORTUNITIES, CONTRAFUND AND
 INDEX 500 PORTFOLIOS
* INDEPENDENT TRUSTEES
** BALANCED, GROWTH & INCOME AND GROWTH OPPORTUNITIES PORTFOLIOS ONLY